1933 Act File No. 33-52149
                                   1940 Act File No. 811-7141

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        X

   Pre-Effective Amendment No.          ..........

   Post-Effective Amendment No.  4      ..........        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

   Amendment No.   6    ..........................        X

                         WORLD INVESTMENT SERIES, INC.

               (Exact Name of Registrant as Specified in Charter)

         Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                          John W. McGonigle, Esquire,
                           Federated Investors Tower,
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
   on                 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
 X  75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X  filed the Notice required by that Rule on January 13, 1995; or
    intends to file the Notice required by that Rule on or about
               ; or
   ------------
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.



CROSS-REFERENCE SHEET

     This amendment to the Registration Statement of World Investment Series, Inc., which is comprised of six portfolios: (1) World Utility Fund consisting of four classes of shares (a) Class A Shares, (b) Fortress Shares, (c) Class B Shares, and (d) Class C Shares; (2) Federated Asia Pacific Growth Fund consisting of three classes of shares (a) Class A Shares, (b) Class B Shares, and (c) Class C Shares; (3) Federated Emerging Markets Fund consisting of three classes of shares (a) Class A Shares, (b) Class B Shares, and (c) Class C Shares; (4) Federated European Growth Fund consisting of three classes of shares (a) Class A Shares, (b) Class B Shares, and (c) Class C Shares; (5) Federated International Small Company Fund consisting of three classes of shares (a) Class A Shares, (b) Class B Shares, and (c) Class C Shares; and (6) Federated Latin American Growth Fund consisting of three classes of shares (a) Class A Shares, (b) Class B Shares, and (c) Class C Shares relates to only five of its portfolios, Federated Asia Pacific Growth Fund, Federated Emerging Markets Fund, Federated European Growth Fund, Federated International Small Company Fund and Federated Latin American Growth Fund, and is comprised of the following:

PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............(1a-d,2a-c,3a-c,4a-c,5a-c,6a-c)Cover
                                   Page.
Item 2.   Synopsis.................(1a-d, 2a-c,3a-c,4a-c,5a-c,6a-c) Summary
                                   of Fund Expenses.
Item 3.   Condensed Financial
          Information .............(1a-d, 2a-c,3a-c,4a-c,5a-c,6a-c)
                                   Performance Information; (1a, 1b)
                                   Financial Highlights.
Item 4.   General Description
          of Registrant  ..........(1a-d, 2a-c,3a-c,4a-c,5a-c,6a-c)
                                   Synopsis; (1a-d, 2a-c,3a-c,4a-c,
                                   5a-c,6a-c) Liberty Family of Funds;
                                   (1b) Fortress Investment Program; (1a-d,
                                   2a-c,3a-c,4a-c,5a-c,6a-c) Investment
                                   Information; (1a-d, 2a-c,3a-c,4a-c,5a-
                                   c,6a-c) Investment Objective; (1a-d, 2a-
                                   c,3a-c,4a-c,
                                   5a-c,6a-c) Investment Policies; (1a-d)
                                   Risk Factors and Investment
                                   Considerations; (1a-d) Other Investment
                                   Practices; (1a-d,2a-c,
                                   3a-c,4a-c,5a-c,6a-c) Investment
                                   Limitations.
Item 5.   Management of the Fund...(1b) World Investment Series, Inc.
                                   Information; (1a,1c,1d) Fund
                                   Information; (2a-c,3a-c,4a-c,
                                   5a-c,6a-c) Corporation Information; (1b,
                                   2a-c,3a-c,4a-c,5a-c,6a-c) Management of
                                   the Corporation; (1a,1c,1d) Management
                                   of the Fund; (1a,1c,1d, 2a-c,3a-c,4a-
                                   c,5a-c,6a-c) Distribution of Shares;
                                   (1b) Distribution of Fortress Shares;
                                   (1a-d,2a-c,3a-c,4a-c,5a-c,6a-c)
                                   Administration of the Fund; (1b)
                                   Expenses of the Fund and Fortress
                                   Shares; (1a,1c,1d) Expenses of the
                                   Corporation and Shares; (2a-c,3a-c,4a-
                                   c,5a-c,6a-c) Expenses of the Fund and
                                   Class A Shares, Class B Shares, and
                                   Class C Shares; (1a-d,2a-c,3a-c,4a-c,5a-
                                   c,6a-c) Brokerage Transactions.
Item 6.   Capital Stock and
          Other Securities  .......(1a-d) Dividends and Distributions ;
                                   (2a-c,3a-c,4a-c,5a-c,6a-c) Account and
                                   Share Information; (1a-d,2a-c,3a-c,4a-
                                   c,5a-c,6a-c) Shareholder Information;
                                   (1a-d,2a-c,3a-c,4a-c,5a-c,6a-c) Voting
                                   Rights; (1a-d,2a-c,3a-c,4a-c,5a-c,6a-c)
                                   Tax Information; (1a-d,2a-c,3a-c,4a-
                                   c,5a-c,6a-c) Federal Income Tax; (1a-
                                   d,2a-c,3a-c,4a-c,5a-c,6a-c) Pennsylvania
                                   Personal Property Taxes;
                                   (1b,2a,3a,4a,5a,6a) Other Classes of
                                   Shares.
Item 7.   Purchase of Securities Being
          Offered .................(1a-d,2a-c,3a-c,4a-c,5a-c,6a-c) Net
                                   Asset Value; (1a,1c,1d, 2a-c,3a-c,4a-
                                   c,5a-c,6a-c) Investing in the Fund;
                                   (1a,1c,1d, 2a-c,3a-c,4a-c,5a-c,6a-c) How
                                   To Purchase Shares; (1a,2a,3a,4a,5a,6a)
                                   Investing in Class A Shares; (1b)
                                   Investing in Fortress Shares;
                                   (1c,2b,3b,4b,5b,6b) Investing in Class B
                                   Shares; (1d,2c,3c,4c,5c,6c) Investing in
                                   Class C Shares; (1b) Share Purchases;
                                   (1b) Minimum Investment Required; (1b)
                                   What Shares Cost; (1b) Eliminating the
                                   Sales Load; (1b) Systematic Investment
                                   Program; (1b) Exchanging Securities for
                                   Fund Shares; (1b) Certificates and
                                   Confirmations; (1a-d,2a-c,3a-c,4a-c,5a-
                                   c,6a-c) Exchange Privilege.
Item 8.   Redemption or Repurchase.(1a,1c,1d, 2a-c,3a-c,4a-c,5a-c,6a-c) How
                                   To Redeem Shares; (1b) Redeeming
                                   Fortress Shares; (1b) Through a
                                   Financial Institution; (1b) Directly by
                                   Mail; (1a,1c,1d, 2a-c,3a-c,4a-c,5a-c,6a-
                                   c) Special Redemption Features; (1a-
                                   d,2a-c,3a-c,4a-c,5a-c,6a-c) Contingent
                                   Deferred Sales Charge; (1a-d,2a-c,3a-
                                   c,4a-c,5a-c,6a-c) Elimination of
                                   Contingent Deferred Sales Charge; (1b)
                                   Systematic Withdrawal Program; (1b)
                                   Accounts With Low Balances.
Item 9.   Pending Legal Proceedings     None


PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page...............(1a-d,2a-c,3a-c,4a-c,5a-c,6a-c) Cover
                                   Page.
Item 11.  Table of Contents........(1a-d,2a-c,3a-c,4a-c,5a-c,6a-c) Table of
                                   Contents.
Item 12.  General Information
          and History..............(1a-d,2a-c,3a-c,4a-c,5a-c,6a-c) General
                                   Information About the Fund; (1a-d,2a-
                                   c,3a-c,4a-c,5a-c,6a-c) About Federated
                                   Investors.
Item 13.  Investment Objectives
          and Policies.............(1a-d,2a-c,3a-c,4a-c,5a-c,6a-c)
                                   Investment Objective and Policies.
Item 14.  Management of the Corporation.(1b) See Part A - Management of the
                                   Corporation/Management of the Fund;
                                   (1a,1c,1d,2a-c,3a-c,4a-c,5a-c,6a-c)
                                   World Investment Series, Inc.
                                   Management.
Item 15.  Control Persons and Principal
          Holders of Securities....(1a-d,2a-c,3a-c,4a-c,5a-c,6a-c) Fund
                                   Ownership.
Item 16.  Investment Advisory and Other
          Services.................(1a-d,2a-c,3a-c,4a-c,5a-c,6a-c)
                                   Investment Advisory Services; (1a-d,2a-
                                   c,3a-c,4a-c,5a-c,6a-c) Administrative
                                   Services; (1a-d,2a-c,3a-c,4a-c,5a-c,6a-
                                   c) Transfer Agent and Dividend
                                   Disbursing Agent.
Item 17.  Brokerage Allocation.....(1a-d,2a-c,3a-c,4a-c,5a-c,6a-c)
                                   Brokerage Transactions.
Item 18.  Capital Stock and Other
          Securities...............Not applicable.
Item 19.  Purchase, Redemption
          and Pricing of Securities
          Being Offered............(1a-d,2a-c,3a-c,4a-c,5a-c,6a-c)
                                   Purchasing Shares; (1a-d,2a-c,3a-c,4a-
                                   c,5a-c,6a-c) Determining Net Asset
                                   Value; (1b) Exchange Privilege; (1a-
                                   d,2a-c,3a-c,4a-c,5a-c,6a-c) Redeeming
                                   Shares.
Item 20.  Tax Status...............(1a-d,2a-c,3a-c,4a-c,5a-c,6a-c) Tax
                                   Status.
Item 21.  Underwriters.............(1b-d,2a-c,3a-c,4a-c,5a-c,6a-c)
                                   Distribution Plan and Shareholder
                                   Services Agreement).
Item 22.  Calculation of
          Performance Data.........(1a-d,2a-c,3a-c,4a-c,5a-c,6a-c) Total
                                   Return; (1a-d,2a-c,3a-c,4a-c,5a-c,6a-c)
                                   Yield; (1a-d,2a-c,3a-c,4a-c,5a-c,6a-c)
                                   Performance Comparisons; (1a-d,2a-c,3a-
                                   c,4a-c,5a-c,6a-c) Appendix.
Item 23.  Financial Statements.....(1a,1c,1d) Filed in Part B.  (1b) Filed
                                   in Part A.

FEDERATED ASIA PACIFIC GROWTH FUND
(A portfolio of World Investment Series, Inc.)

Class A Shares

Class B Shares

Class C Shares

Combined Prospectus



The shares of Federated Asia Pacific Growth Fund (the "Fund") represent interests in a diversified portfolio of World Investment Series, Inc. (the "Corporation"), an open-end management investment company (a mutual fund). The investment objective of the Fund is to provide long-term growth of capital. Any income received from the portfolio is incidental. The Fund pursues its investment objective by investing primarily in equity securities of Asian and Pacific Rim companies.
THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.
The Fund has also filed a Combined Statement of Additional Information dated February 13, 1996, with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information, which is in paper form only, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information or to make inquiries about the Fund, contact your financial institution.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Prospectus dated February 13, 1996


Table of Contents will be generated
when document is complete.


                            SUMMARY OF FUND EXPENSES
                       FEDERATED ASIA PACIFIC GROWTH FUND
                                 CLASS A SHARES
                        SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)
      5.50%
    Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of
      offering price) .....................................   None
    Contingent Deferred Sales Charge (as a percentage of original
      purchase price or redemption proceeds, as applicable)(1)        0.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)    None
Exchange Fee...............................................   None

                    ANNUAL CLASS A SHARES OPERATING EXPENSES
               (As a percentage of projected average net assets)*
Management Fee (after waiver)(2)...........................      %
12b-1 Fee (3)..............................................      %
Total Other Expenses.......................................      %
       Shareholder Services Fee ...................      %
          Total Class A Shares Operating Expenses (4)......      %
    (1) Class A Shares purchased with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales load and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of 0.50 of 1.00% for redemptions made within one full year of purchase. (See "Contingent Deferred Sales Charge.")
    (2) The estimated Management Fee has been reduced to reflect the anticipated voluntary waiver of a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time at
      its sole discretion.  The maximum management fee is      %.
                                                          -----
    (3) Class A Shares have no present intention of paying or accruing the 12b-1 fee during the fiscal year ending November 30, 1996. If Class A Shares were paying or accruing the 12b-1 fee, Class A Shares would be able to pay up to 0.25% of its average daily net assets for the 12b-1 fee. See "Corporation Information."
    (4)   The Total Class A Shares Operating Expenses are estimated to be
            % absent the anticipated voluntary waiver of a portion of the
      ------
      Management Fee.
    * Total Class A Shares Operating Expenses are estimated based on average expenses expected to be incurred during the period ending November 30, 1996. During the course of this period, expenses may be more or less than the average amount shown.
  The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class A Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class A Shares" and "Corporation Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                           1 year  3 years
    You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end
       of each time period ....................   $         $
                                                   --        --
    You would pay the following expenses on the same investment,
       assuming no redemption .................   $         $
                                                   --        --


The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. This example is based on estimated data for the Class A Shares' fiscal year ending November 30, 1996.



                            SUMMARY OF FUND EXPENSES
                       FEDERATED ASIA PACIFIC GROWTH FUND

                                 CLASS B SHARES
                        SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)
      None
    Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of
      offering price) .....................................   None
    Contingent Deferred Sales Charge (as a percentage of original
      purchase price or redemption proceeds, as applicable)(1)        5.50%
Redemption Fee (as a percentage of amount redeemed, if applicable)    None
Exchange Fee...............................................   None

                    ANNUAL CLASS B SHARES OPERATING EXPENSES
               (As a percentage of projected average net assets)*
Management Fee (after waiver)(2)...........................      %
12b-1 Fee..................................................      %
Total Other Expenses.......................................      %
       Shareholder Services Fee ...................      %
          Total Class B Shares Operating Expenses (3) (4)..      %


    (1) The contingent deferred sales charge is 5.50% in the first year declining to 1.00% in the sixth year and 0.00% thereafter. (See "Contingent Deferred Sales Charge.")
    (2) The estimated Management Fee has been reduced to reflect the anticipated voluntary waiver of a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time at
      its sole discretion.  The maximum management fee is      %.
                                                          -----
    (3) Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.
    (4)   The Total Class B Shares Operating Expenses are estimated to be
            % absent the anticipated voluntary waiver of a portion of the
      ------
      Management Fee.
    * Total Class B Shares Operating Expenses are estimated based on average expenses expected to be incurred during the period ending November 30, 1996. During the course of this period, expenses may be more or less than the average amount shown.


The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class B Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class B Shares" and "Corporation Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

  Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.


EXAMPLE                                           1 year  3 years
    You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end
       of each time period ....................   $         $
                                                   --        --
    You would pay the following expenses on the same investment,
       assuming no redemption .................   $         $
                                                   --        --

The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. This example is based on estimated data for the Class B Shares' fiscal year ending November 30, 1996.


                            SUMMARY OF FUND EXPENSES
                       FEDERATED ASIA PACIFIC GROWTH FUND

                                 CLASS C SHARES
                        SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)
      None
    Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of
      offering price) .....................................   None
    Contingent Deferred Sales Charge (as a percentage of original
      purchase price or redemption proceeds, as applicable)(1)        1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)    None
Exchange Fee...............................................   None

                    ANNUAL CLASS C SHARES OPERATING EXPENSES
               (As a percentage of projected average net assets)*


Management Fee (after waiver)(2)...........................      %
12b-1 Fee..................................................      %
Total Other Expenses.......................................      %
       Shareholder Services Fee ...................      %
          Total Class C Shares Operating Expenses (3)......      %
    (1) The contingent deferred sales charge assessed is 1.00% of the lesser of the original purchase price or the net asset value of Shares redeemed within one year of their purchase date. (See "Contingent Deferred Sales Charge.")
    (2) The estimated Management Fee has been reduced to reflect the anticipated voluntary waiver of a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time at
      its sole discretion.  The maximum management fee is      %.
                                                          -----
    (3)   The Total Class C Shares Operating Expenses are estimated to be      %
                                                                          -----
      absent the anticipated voluntary waiver of a portion of the Management
      Fee.
    * Total Class C Shares Operating Expenses are estimated based on average expenses expected to be incurred during the period ending November 30, 1996. During the course of this period, expenses may be more or less than the average amount shown.


The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class C Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class C Shares" and "Corporation Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.


Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.

EXAMPLE                                           1 year  3 years
    You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end
       of each time period ....................   $         $
                                                   --        --
    You would pay the following expenses on the same investment,
       assuming no redemption .................   $         $
                                                   --        --


The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. This example is based on estimated data for the Class C Shares' fiscal year ending November 30, 1996.


                                    SYNOPSIS
The Corporation was established under the laws of the state of Maryland on January 25, 1994. The Corporation's address is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. The Articles of Incorporation permit the Corporation to offer separate series of shares representing interests in separate portfolios of securities. As of the date of this prospectus, the Board of Directors (the "Directors") has established three classes of shares for the Fund, known as Class A Shares, Class B Shares, and Class C Shares (individually and collectively as the context requires, "Shares").


Shares of the Fund are designed for individuals and institutions seeking long-term growth of capital by investing primarily in equity securities of Asian and Pacific Rim companies.
For information on how to purchase Shares of the Fund, please refer to "How to Purchase Shares." The minimum initial investment for Class A Shares is $500. The minimum initial investment for Class B Shares and Class C Shares is $1500. However, the minimum initial investment for a retirement account in any class is $50. Subsequent investments in any class must be in amounts of at least $100, except for retirement plans which must be in amounts of at least $50.
In general, Class A Shares are sold at net asset value plus an applicable sales load and are redeemed at net asset value. However, a contingent deferred sales charge is imposed under certain circumstances. For a more complete description, see "How to Redeem Shares."
Class B Shares are sold at net asset value. Acontingent deferred sales charge is imposed on certain Shares which are redeemed within six full years of purchase. See "How to Redeem Shares."
Class C Shares are sold at net asset value. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first 12 months following purchase. See "How to Redeem Shares."
In addition, the Fund also pays a shareholder services fee at an annual rate not to exceed 0.25% of average daily net assets.
Additionally, information regarding the exchange privilege offered with respect to the Fund and certain other funds for which affiliates of Federated Investors serve as investment adviser or principal underwriter (the "Federated Funds") can be found under "Exchange Privilege."
Federated Global Research Corp. is the investment adviser (the "Adviser") to the Fund and receives compensation for its services. The Adviser's address is 175 Water Street, New York, New York 10038-4965.


Investors should be aware of the following general observations. The Fund may make certain investments and employ certain investment techniques that involve risks, including, but not limited to, investing in non-U.S. issuers, entering into repurchase agreements, investing in when-issued securities, lending portfolio securities, and entering into futures contracts and related options. These risks are described under "Investment Policies."
The Fund's current net asset value and offering price can be found in the mutual funds section of local newspapers under "Federated Liberty Funds."


                              LIBERTY FAMILY OF FUNDS
This Fund is a member of a family of mutual funds, collectively known as the Liberty Family of Funds. The other funds in the Liberty Family of Funds are:
      o American Leaders Fund, Inc., providing growth of capital and income through high-quality stocks;
      o Capital Growth Fund, providing appreciation of capital primarily through equity securities;
      o Federated Bond Fund, providing current income through high-quality corporate debt;
      o Federated Emerging Markets Fund, providing long-term growth of capital by investing in equity securities of large and small companies domiciled in or having primary operations in emerging markets;
      o Federated European Growth Fund, providing long-term growth of capital through investments primarily in the equity securities of European companies;
      o Federated Growth Strategies Fund, providing appreciation of capital primarily through equity securities of companies with prospects for above-average growth in earnings and dividends;


      o Federated International Equity Fund, providing long-term capital growth and income through international securities;
      o Federated International Income Fund, providing a high level of current income consistent with prudent investment risk through high-quality debt securities denominated primarily in foreign currencies;
      o Federated International Small Company Fund, providing long-term growth of capital by investing in equity securities of small foreign companies in developed and emerging markets.
      o Federated Latin American Growth Fund, providing long-term growth of capital by investing in equity securities of companies located in Latin America;
      o Federated Small Cap Strategies Fund, providing capital appreciation through common stocks of small capitalization companies;
      o Fund for U.S. Government Securities, Inc., providing current income through long-term U.S. government securities;
      o Liberty Equity Income Fund, Inc., providing above-average income and capital appreciation through income producing equity securities;
      o Liberty High Income Bond Fund, Inc., providing high current income through high-yielding, lower-rated corporate bonds;
      o Liberty Municipal Securities Fund, Inc., providing a high level of current income exempt from federal regular income tax through municipal bonds;
      o Liberty U.S. Government Money Market Trust, providing current income consistent with stability of principal through high-quality U.S. government securities;
      o Liberty Utility Fund, Inc., providing current income and long-term growth of income, primarily through electric, gas, and communications utilities;


      o Limited Term Fund, providing a high level of current income consistent with minimum fluctuation in principal value through investment grade securities;
      o Limited Term Municipal Fund, providing a high level of current income exempt from federal regular income tax consistent with the preservation of principal, primarily limited to municipal securities;
      o Michigan Intermediate Municipal Trust, providing current income exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan and Michigan municipalities, primarily through Michigan municipal securities;
      o Pennsylvania Municipal Income Fund, providing current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania, primarily through Pennsylvania municipal securities;
      o Strategic Income Fund, providing a high level of current income, primarily through domestic and foreign corporate debt obligations;
      o Tax-Free Instruments Trust, providing current income consistent with stability of principal and exempt from federal income tax, through high-quality, short-term municipal securities; and
      o World Utility Fund, providing total return primarily through securities issued by domestic and foreign companies in the utilities industries.
Prospectuses for these funds are available by writing to Federated Securities Corp.
Each of the funds may also invest in certain other types of securities as described in each fund's prospectus.
The Liberty Family of Funds provides flexibility and diversification for an investor's long-term investment planning. It enables an investor to meet the challenges of changing market conditions by offering convenient exchange privileges which give access to various investment vehicles and by providing the investment services of proven, professional investment advisers.
Shareholders of Class A Shares who have been designated as Liberty Life Members are exempt from sales loads on future purchases in and exchanges between the Class A Shares of any funds in the Liberty Family of Funds, as long as they maintain a $500 balance in one of the Liberty Funds.
                             INVESTMENT INFORMATION
    INVESTMENT OBJECTIVE
The Fund seeks to provide long-term growth of capital. Any income received from the portfolio is incidental. The investment objective of the Fund cannot be changed without the approval of the shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.
    INVESTMENT POLICIES
The Fund pursues its investment objective by investing primarily in equity securities of Asian and Pacific Rim companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies located in Asia and the Pacific Rim. The Fund may invest in securities of issuers located in any country in Asia or the Pacific Rim where the Adviser believes there is potential for above-average capital appreciation. Such countries may include, but are not limited to: Australia, China, Hong Kong, Indonesia, Japan, South Korea, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, and Thailand and those countries comprising the Indian sub-continent. The Fund may invest in other countries in Asia and the Pacific Rim when their markets become sufficiently developed, in the opinion of the Adviser. The Fund intends to allocate its investments among at least three countries at all times and does not expect to concentrate investments in any particular industry.


Asian and Pacific Rim companies are defined as (i) those organized under the laws of, or with a principal office located in, an Asian or Pacific Rim country or (ii) those for which the principal securities trading market is in Asia or the Pacific Rim or (iii) those, wherever organized or traded, which derived (directly or indirectly through subsidiaries) at least 50% of their total assets, capitalization, gross revenue or profit in their most current fiscal year from goods produced, services performed, or sales made in Asia or the Pacific Rim.
Unless indicated otherwise, the investment policies of the Fund may be changed by the Board of Directors (the "Directors") without the approval of the shareholders of the Fund. Shareholders will be notified before any material change in these policies becomes effective.
                             ACCEPTABLE INVESTMENTS
The equity securities in which the Fund may invest include common stock, preferred stock (either convertible or non-convertible), sponsored or unsponsored depositary receipts or shares, and warrants, including other substantially similar forms of equity with comparable risk characteristics as well as other forms which may be developed in the future. Securities may be purchased on securities exchanges, traded over-the-counter, or have no organized market. The Fund may also purchase corporate and government fixed income securities denominated in currencies other than U.S. dollars; enter into forward commitments, repurchase agreements and foreign currency transactions; maintain reserves in foreign or U.S. money market instruments; and purchase options and financial futures contracts.
                             COMMON AND PREFERRED STOCK
Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.
In selecting securities, the Adviser typically evaluates industry trends, a company's financial strength, its competitive position in domestic and export markets, technology, recent developments and profitability, together with overall growth prospects. Other considerations generally include quality and depth of management, government regulation, and availability and cost of labor and raw materials. Investment decisions are made without regard to arbitrary criteria as to minimum asset size, debt-equity ratios or dividend history of portfolio companies.
                                DEPOSITARY RECEIPTS
The Fund may invest in foreign issuers by purchasing sponsored or unsponsored securities representing underlying international securities such as American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), Global Depositary Certificates ("GDCs"), and International Depositary Receipts ("IDRs") or securities convertible into foreign equity securities. ADRs and ADSs typically are issued by a United States bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), GDRs, GDCs, and IDRs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a


United States corporation. ADRs, ADSs, CDRs, EDRs, GDRs, GDCs, and IDRs are collectively known as "Depositary Receipts." Depositary Receipts may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored Depositary Receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.
                                  DEBT SECURITIES
In pursuit of the Fund's objective of long-term growth of capital, the Fund may invest up to 35% of its total assets in debt securities. Capital appreciation in debt securities may arise as a result of favorable changes in the creditworthiness of issuers, relative interest rate levels, or relative foreign exchange rates. Any income received from debt securities is incidental to the Fund's objective of long-term growth of capital. These debt obligations consist of U.S. and foreign government securities and corporate debt securities, including, but not limited to, Samurai and Yankee bonds, Eurobonds and depositary receipts. The issuers of such debt securities may or may not be domiciled in Asia or the Pacific Rim.
The debt securities in which the Fund may invest may be rated, at the time of purchase, BB or lower by Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch") or Ba or lower by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, are of comparable quality as determined by the Adviser. The prices of fixed income securities generally fluctuate inversely to the direction of interest rates.


                               CONVERTIBLE SECURITIES
The Fund may invest in convertible securities rated, at the time of purchase, BB or lower by S&P or Fitch or Ba or lower by Moody's, or, if unrated, are of comparable quality as determined by the Adviser.
Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible bonds, convertible preferred stock or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of different investment strategies. In selecting a convertible security, the Adviser evaluates the investment characteristics of the convertible security as a fixed income investment, and the investment potential of the underlying security for capital appreciation.
               INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
Due to restrictions on direct investment by foreign entities in certain Asian or Pacific Rim markets, investments in other investment companies may be the most practical or only manner in which the Fund can participate in the securities markets of certain countries in Asia and the Pacific Rim. The Fund may also invest in other investment companies for the purpose of investing its short-term cash on a temporary basis. The Fund may invest up to 10% of its total assets in the securities of other investment companies. To the extent that the Fund invests in securities issued by other investment companies, the Fund will indirectly bear its proportionate share of any fees and expenses paid by such companies, in addition to the fees and expenses payable directly by the Fund.
                         RESTRICTED AND ILLIQUID SECURITIES
The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Restricted securities may be issued by new and early stage companies which may include a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expense of registration. The Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Directors to be liquid, over-the counter options, swap agreements not determined to be liquid, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.
                               REPURCHASE AGREEMENTS
The Fund may invest in repurchase agreements. Repurchase agreements are arrangements by which the Fund purchases a security for cash and obtains a simultaneous commitment from the seller (usually a bank or broker/dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default. In such a case, the Fund may incur costs in disposing of the security which would increase Fund expenses. The Adviser will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.
                   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for different times in the future. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.
The Fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.
                          LENDING OF PORTFOLIO SECURITIES
In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Directors and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times.
There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.
                               TEMPORARY INVESTMENTS
For temporary defensive purposes, when the Adviser determines that market conditions warrant (up to 100% of total assets) and to maintain liquidity (up to 20% of total assets), the Fund may invest in U.S. and foreign debt instruments as well as cash or cash equivalents, including foreign and domestic money market instruments, short-term government and corporate obligations, and repurchase agreements.
                                FORWARD COMMITMENTS
Forward commitments are contracts to purchase securities for a fixed price at a date beyond customary settlement time. The Fund may enter into these contracts if liquid securities in amounts sufficient to meet the purchase price are segregated on the Fund's records at the trade date and maintained until the transaction has been settled. Risk is involved if the value of the security declines before settlement. Although the Fund enters into forward commitments with the intention of acquiring the security, it may dispose of the commitment prior to settlement and realize short-term profit or loss.
                           FOREIGN CURRENCY TRANSACTIONS
The Fund will enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot (i.e., cash) basis at prevailing rates or through forward foreign currency exchange contracts.
The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although foreign currency exchanges may be used by the Fund to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund. Further, the Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations. Cross-hedging transactions by the Fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability that is the subject of the hedge.
                    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties.
Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated and are maintained until the contract has been settled. The Fund will not enter into a forward contract with a term of more than one year. The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between trade date and settlement date will vary between 24 hours and 60 days, depending upon local custom.
The Fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the Adviser will consider the likelihood of changes in currency values when making investment decisions, the Adviser believes that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the value of the Fund's assets denominated in that currency at the time the contract was initiated, but as consistent with their other investment policies and as not otherwise limited in their ability to use this strategy.
                                      OPTIONS
The Fund may deal in options on foreign currencies, securities, and securities indices, and on futures contracts involving these items, which options may be listed for trading on an international securities exchange or traded over-the-counter. The Fund may use options to manage interest rate and currency risks. The Fund may also write covered call options and secured put options to generate income or lock in gains. The Fund may write covered call options and secured put options on up to 25% of its net assets and may purchase put and call options provided that no more than 5% of the fair market value of its net assets may be invested in premiums on such options.
A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying currency, security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying currency, security or other asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow, and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is the risk that the Fund may be required to take delivery of the underlying asset at a disadvantageous price. Over-the-counter options ("OTC options") differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience material losses. However, in writing options, the premium is paid in advance by the dealer. OTC options, which may not be continuously liquid, are available for a greater variety of assets, and with a wider range of expiration dates and exercise prices, than are exchange traded options.
It is not certain that a secondary market for positions in options, or futures contracts (see below), will exist at all times. Although the Adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.
                           FUTURES AND OPTIONS ON FUTURES
The Fund may enter into futures contracts involving foreign currency, securities, and securities indices, or options thereon, for bona fide hedging purposes. The Fund may also enter into such futures contracts or related options for purposes other than bona fide hedging if the aggregate amount of initial margin deposits exclusive of the margin needed for foreign currency hedging, on the Fund's futures and related options positions would not exceed 5% of the net liquidation value of the Fund's assets, provided further that in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. In addition, the Fund may not sell futures contracts if the value of such futures contracts exceeds the total market value of the Fund's portfolio securities. Futures contracts and options thereon sold by the Fund are generally subject to segregation and coverage requirements established by either the Commodities Futures Trading Commission ("CFTC") or the Securities and Exchange Commission ("SEC"), with the result that, if the Fund does not hold the instrument underlying the futures contract or option, the Fund will be required to segregate on an ongoing basis with its custodian cash, U.S. government securities, or other liquid high grade debt obligations in an amount at least equal to the Fund's obligations with respect to such instruments.
The Fund may enter into securities index futures contracts and purchase and write put and call options on securities index futures contracts that are traded on regulated exchanges, including non-U.S. exchanges, to the extent permitted by the CFTC. Securities index futures contracts are based on indexes that reflect the market value of securities of the firms included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.
The Fund may enter into securities index futures contracts to sell a securities index in anticipation of or during a market decline to attempt to offset the decrease in market value of securities in its portfolio that might otherwise result. When the Fund is not fully invested and anticipates a significant market advance, it may enter into futures contracts to purchase the index in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that it intends to purchase. In many of these transactions, the Fund will purchase such securities upon termination of the futures position but, depending on market conditions, a futures position may be terminated without the corresponding purchases of common stock. The Fund may also invest in securities index futures contracts when the Adviser believes such investment is more efficient, liquid, or cost-effective than investing directly in the securities underlying the index.
An option on a securities index futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a securities index futures contract. The Fund may purchase and write put and call options on securities index futures contracts in order to hedge all or a portion of its investment and may enter into closing purchase transactions with respect to written options in order to terminate existing positions. There is no guarantee that such closing transactions can be effected. The Fund may also invest in options on securities index futures contracts when the Adviser believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or in the securities underlying the index, or when the futures contract or underlying securities are not available for investment upon favorable terms.
The use of futures and related options involves special consideration and risks, for example, (1) the ability of the Fund to utilize futures successfully will depend on the Adviser's ability to predict pertinent market movements; (2) there might be imperfect correlation, or even no correlation, between the change in market value of the securities held by the Fund and the prices of the futures and options thereon relating to the securities purchased or sold by the Fund. The use of futures and related options may reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements but they can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in positions. No assurance can be given that the Adviser's judgment in this respect will be correct.
It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.
New futures contracts, options thereon, and other financial products and risk management techniques continue to be developed. The Fund may use these investments and techniques to the extent consistent with its investment objectives and regulatory and federal tax considerations.
                                  SWAP AGREEMENTS
As one way of managing its exposure to different types of investments, the Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments, its share price and yield.
Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements to reduce its exposure through offsetting transactions. When the Fund enters into a swap agreement, assets of the Fund equal to the value of the swap agreement will be segregated by the Fund.
                     RISK CHARACTERISTICS OF FOREIGN SECURITIES
Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments. In an attempt to reduce some of these risks, the Fund diversifies its investments broadly among foreign countries which may include both developed and developing countries.


The Fund may take advantage of the unusual opportunities for higher returns available from investing in developing countries. These investments carry considerably more volatility and risk because they generally are associated with less mature economies and less stable political systems.
The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Further, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations.
Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some countries. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.
With respect to any foreign country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes,


governmental regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the Fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside of the United States.
Brokerage commissions, custodial services, and other costs relating to investment may be more expensive than in the United States. Foreign markets may have different clearance and settlement procedures such as requiring payment for securities before delivery. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.
CURRENCY RISKS. Because the majority of the securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of Fund assets denominated in the currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar the value of Fund assets denominated in that currency will decrease. Under the United States Internal Revenue Code, as amended (the "Code"), the Fund is required to separately account for the foreign currency component of gains or losses, which will usually be viewed under the Code as items of ordinary and distributable income or loss, thus affecting the Fund's distributable income. (See "Federal Income Tax").
The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. dollars, the Fund will not convert its holdings of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers may realize a profit on the difference between the price at which they buy and sell currencies.
FOREIGN COMPANIES. Other differences between investing in foreign and U.S. companies include:
      less publicly available information about foreign issuers;
      credit risks associated with certain foreign governments;
      the lack of uniform accounting, auditing, and financial reporting standards and practices or regulatory requirements comparable to those applicable to U.S. companies;
      less readily available market quotations on foreign issues;
      differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks;
      differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments;
      the limited size of many foreign securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of securities;
      the likelihood that securities of foreign issuers may be less liquid or more volatile;


      foreign brokerage commissions may be higher;
      unreliable mail service between countries;
      political or financial changes which adversely affect investments in some countries;
      increased risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities;
      certain markets may require payment for securities before delivery; religious and ethnic instability; and certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests.
U.S. GOVERNMENT POLICIES. In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors such as the Fund. Investors are advised that when such policies are instituted, the Fund will abide by them.


                       INVESTING IN ASIA AND THE PACIFIC RIM
The Fund is susceptible to political and economic factors affecting issuers in Asian and Pacific Rim countries. Many of the countries of Asia and the Pacific Rim are developing both economically and politically. Asian and Pacific Rim countries may have relatively unstable governments, economies based on only a few commodities or industries, and securities markets trading infrequently or in low volumes. Some Asian and Pacific Rim countries restrict the extent to which foreigners may invest in their securities markets. Securities of issuers located in some Asian and Pacific Rim countries tend to have volatile prices and may offer significant potential for loss as well as gain. Further, certain companies in Asia and the Pacific Rim may not have firmly established product markets, may lack depth of management, or may be more vulnerable to political or economic developments such as nationalization of their own industries.
            RISK FACTORS RELATING TO INVESTING IN HIGH YIELD SECURITIES
The debt securities in which the Fund invests are usually not in the three highest rating categories of a nationally recognized statistical rating organization (AAA, AA, or A for S&P or Fitch and Aaa, Aa, or A for Moody's), but are in the lower rating categories or are unrated, but are of comparable quality and have speculative characteristics or are speculative. Lower-rated bonds or unrated bonds are commonly referred to as "junk bonds." There is no minimal acceptable rating for a security to be purchased or held in the Fund's portfolio, and the Fund may, from time to time, purchase or hold debt securities rated in the lowest rating category. A description of the rating categories is contained in the Appendix to the Combined Statement of Additional Information. Debt obligations that are not determined to be investment grade are high-yield, high-risk bonds, typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. To a greater extent than investment grade bonds, lower-rated bonds tend to reflect short-term corporate, economic, and market developments, as well as investor perceptions of the issuer's credit quality. In addition, lower-rated bonds may be more difficult to dispose of or to value than higher-rated, lower-yielding bonds.
The Fund's Adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.
    INVESTMENT LIMITATIONS
The Fund will not:
      o borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge its assets to secure such borrowings; or


      o with respect to 75% of its total assets, invest more than 5% of the value of its total assets in securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government and its agencies or instrumentalities, and repurchase agreements collateralized by such securities) or acquire more than 10% of the outstanding voting securities of any one issuer.
The above investment limitations cannot be changed without shareholder approval.
                                  NET ASSET VALUE
The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of each class of Shares in the market value of all securities and other assets of the Fund, subtracting the interest of each class of Shares in the liabilities of the Fund and those attributable to each class of Shares, and dividing the remainder by the total number of each class of Shares outstanding. The net asset value for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.
The net asset value of each class of Shares of the Fund is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii)


the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
                               INVESTING IN THE FUND
The Fund offers investors three classes of Shares that carry sales loads and contingent deferred sales charges in different forms and amounts and which bear different levels of expenses.
                                   CLASS A SHARES
An investor who purchases Class A Shares pays a maximum sales load of 5.50% at the time of purchase. As a result, Class A Shares are not subject to any charges when they are redeemed (except for special programs offered under "Purchases with Proceeds From Redemptions of Unaffiliated Investment Companies"). Certain purchases of Class A Shares are not subject to a sales load. See "Investing in Class A Shares." Certain purchases of Class A Shares qualify for reduced sales loads. See "Reducing or Eliminating the Sales Load." Class A Shares have no conversion feature.
                                   CLASS B SHARES
Class B Shares are sold without an initial sales load, but are subject to a contingent deferred sales charge of up to 5.50% if redeemed within six full years following purchase. Class B Shares also bear a higher 12b-1 fee than Class A Shares. Class B Shares will automatically convert into Class A Shares, based on relative net asset value, on or around the fifteenth of the month eight full years after the purchase date. Class B Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but (until conversion) will have a higher expense ratio and pay lower dividends than Class A Shares due to the higher 12b-1 fee.


                                   CLASS C SHARES


Class C Shares are sold without an initial sales load, but are subject to a 1.00% contingent deferred sales charge on assets redeemed within the first 12 months following purchase. Class C Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but will have a higher expense ratio and pay lower dividends than Class A Shares due to the higher 12b-1 fee. Class C Shares have no conversion feature.
                               HOW TO PURCHASE SHARES
Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial institution (such as a bank or broker/dealer which has a sales agreement with the distributor) or by wire or by check directly to the Fund, with a minimum initial investment of $500 for Class A Shares and $1,500 for Class B Shares and Class C Shares. Additional investments can be made for as little as $100. The minimum initial and subsequent investment for retirement plans is only $50. (Financial institutions may impose different minimum investment requirements on their customers.)
In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased.
    INVESTING IN CLASS A SHARES
Class A Shares are sold at their net asset value next determined after an order is received, plus a sales load as follows:
                                       SALES LOAD AS   DEALER
                         SALES LOAD AS  A PERCENTAGE  CONCESSION
                         A PERCENTAGE    OF NET      AS A PERCENTAGE
       AMOUNT OF         OF OFFERING    AMOUNT         OF PUBLIC
       TRANSACTION          PRICE       INVESTED     OFFERING PRICE


    Less than $50,000       5.50%        5.82%          5.00%
    $50,000 but less than $100,000       4.50%          4.71%    4.00%
    $100,000 but less than $250,000      3.75%          3.90%    3.25%
    $250,000 but less than $500,000      2.50%          2.56%    2.25%
    $500,000 but less than $1 million    2.00%          2.04%    1.80%
$1 million or greater       0.00%        0.00%          0.25%*
* See sub-section entitled "Dealer Concession."
No sales load is imposed for Class A Shares purchased through bank trust departments, investment advisers registered under the Investment Advisers Act of 1940, as amended, or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or to shareholders designated as Liberty Life Members. However, investors who purchase Shares through a trust department, investment adviser, or retirement plan may be charged an additional service fee by the institution. Additionally, no sales load is imposed for Class A Shares purchased through "wrap accounts" or similar programs, under which clients pay a fee or fees for services.
                                 DEALER CONCESSION
For sales of Class A Shares, a dealer will normally receive up to 90% of the applicable sales load. Any portion of the sales load which is not paid to a dealer will be retained by the distributor. However, the distributor may offer to pay dealers up to 100% of the sales load retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. On purchases of $1 million or more, the investor pays no sales load; however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Shares outstanding at each month end.
The sales load for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp. Federated Securities Corp. may pay fees to banks out of the sales load in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of Shares.
                       REDUCING OR ELIMINATING THE SALES LOAD
The sales load can be reduced or eliminated on the purchase of Class A Shares through:
      o quantity discounts and accumulated purchases;
      o concurrent purchases;
      o signing a 13-month letter of intent;
      o using the reinvestment privilege; or
      o purchases with proceeds from redemptions of unaffiliated investment company shares.
                    QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES
As shown in the table above, larger purchases reduce the sales load paid. The Fund will combine purchases of Class A Shares made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales load. In addition, the sales load, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.
If an additional purchase of Class A Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Class A Shares having a current value at the public offering price of $30,000 and he purchases $20,000 more at the current public offering price, the sales load on the additional purchase according to the schedule now in effect would be 4.50%, not 5.50%.
To receive the sales load reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the purchase is made that Class A Shares are already owned or that purchases are being combined. The Fund will reduce the sales load after it confirms the purchases.
                                CONCURRENT PURCHASES
For purposes of qualifying for a sales load reduction, a shareholder has the privilege of combining concurrent purchases of two or more funds in the Liberty Family of Funds, the purchase price of which includes a sales load. For example, if a shareholder concurrently invested $30,000 in one of the other funds in the Liberty Family of Funds with a sales load, and $20,000 in this Fund, the sales load would be reduced.
To receive this sales load reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the concurrent purchases are made. The Fund will reduce the sales load after it confirms the purchases.
                                  LETTER OF INTENT
If a shareholder intends to purchase at least $50,000 of shares of the funds in the Liberty Family of Funds (excluding money market funds) over the next 13 months, the sales load may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales load adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 5.50% of the total amount intended to be purchased in escrow (in Shares) until such purchase is completed.
The Shares held in escrow in the shareholder's account will be released upon fulfillment of the letter of intent or the end of the 13-month period, whichever comes first. If the amount specified in the letter of intent is not purchased, an appropriate number of escrowed Shares may be redeemed in order to realize the difference in the sales load.
While this letter of intent will not obligate the shareholder to purchase Shares, each purchase during the period will be at the sales load applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class A Shares of any fund in the Liberty Family of Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. Prior trade prices will not be adjusted.
                               REINVESTMENT PRIVILEGE
If Class A Shares in the Fund have been redeemed, the shareholder has the privilege, within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales load. Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales load. If the shareholder redeems his Class A Shares in the Fund, there may be tax consequences.
        PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF UNAFFILIATED INVESTMENT
                                     COMPANIES
Investors may purchase Class A Shares at net asset value, without a sales load, with the proceeds from the redemption of shares of an unaffiliated investment company that were purchased or sold with a sales load or commission and were not distributed by Federated Securities Corp. The purchase must be made within 60 days of the redemption, and Federated Securities Corp. must be notified by the investor in writing, or by his financial institution, at the time the purchase is made. From time to time, the Fund may offer dealers a payment of .50 of 1.00% for Shares purchased under this program. If Shares are purchased in this manner, Fund purchases will be subject to a contingent deferred sales charge for one year from the date of purchase. Shareholders will be notified prior to the implementation of any special offering as described above.


    INVESTING IN CLASS B SHARES
Class B Shares are sold at their net asset value next determined after an order is received. While Class B Shares are sold without an initial sales load, under certain circumstances described under "Contingent Deferred Sales Charge--Class B Shares," a contingent deferred sales charge may be applied by the distributor at the time Class B Shares are redeemed.
                            CONVERSION OF CLASS B SHARES
Class B Shares will automatically convert into Class A Shares on or around the fifteenth of the month eight full years after the purchase date, except as noted below, and may no longer be subject to a distribution services fee (see "Distribution of Shares"). Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales load, fee or other charge. Class B Shares acquired by exchange from Class B Shares of another fund in the Liberty Family of Funds will convert into Class A Shares based on the time of the initial purchase. For purposes of conversion to Class A Shares, Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The conversion of Class B Shares to Class A Shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B Shares to Class A Shares will not occur if such ruling or opinion is not available. In such event, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indefinite period.
Orders for $250,000 or more of Class B Shares will automatically be invested in Class A Shares.


    INVESTING IN CLASS C SHARES
Class C Shares are sold at net asset value next determined after an order is received. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first full 12 months following purchase. For a complete description of this charge, see "Contingent Deferred Sales Charge--Class C Shares."
                 PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION
An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders placed through a financial institution are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.
The financial institution which maintains investor accounts in Class B Shares or Class C Shares with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial institutions may be subject to reclaim by the distributor for accounts transferred to financial institutions which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods.
                             PURCHASING SHARES BY WIRE


Once an account has been established, Shares may be purchased by wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received immediately. Payment for purchases which are subject to a sales load must be received within three business days following the order. Payment for purchases on which no sales load is imposed must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: State Street Bank and Trust Company, Boston, Massachusetts; Attn: EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.
                             PURCHASING SHARES BY CHECK
Once an account has been established, Shares may be purchased by sending a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).
    SPECIAL PURCHASE FEATURES
                           SYSTEMATIC INVESTMENT PROGRAM
Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund at the net asset value next determined after an order is received by the Fund, plus the sales load, if applicable. Shareholders should contact their financial institution or the Fund to participate in this program.
                                  RETIREMENT PLANS


Fund Shares can be purchased as an investment for retirement plans or IRA accounts. For further details, contact the Fund and consult a tax adviser.
                                 EXCHANGE PRIVILEGE
                                   CLASS A SHARES
Class A shareholders may exchange all or some of their Shares for Class A Shares of other funds in the Liberty Family of Funds at net asset value. Shareholders of Class A Shares may also exchange into certain other Federated Funds (as defined in the "Synopsis" of this prospectus) which are sold with a sales load different from that of the Fund's or with no sales load, and which are advised by subsidiaries or affiliates of Federated Investors. These exchanges are made at net asset value plus the difference between the Fund's sales load already paid and any sales load of the Federated Fund into which the Shares are to be exchanged, if higher. Neither the Fund nor any of the funds in the Liberty Family of Funds imposes any additional fees on exchanges. Shareholders in certain other Federated Funds may exchange their shares in the Federated Funds for Class A Shares.
                                   CLASS B SHARES
Class B shareholders may exchange all or some of their Shares for Class B Shares of other funds in the Liberty Family of Funds. (Not all funds in the Liberty Family of Funds currently offer Class B Shares. Contact your financial institution regarding the availability of other Class B Shares in the Liberty Family of Funds.) Exchanges are made at net asset value without being assessed a contingent deferred sales charge on the exchanged Shares. To the extent that a shareholder exchanges Shares for Class B Shares in other funds in the Liberty Family of Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the applicable holding period. For more information, see "Contingent Deferred Sales Charge."
                                   CLASS C SHARES


Class C shareholders may exchange all or some of their Shares for Class C Shares in other funds in the Liberty Family of Funds at net asset value without a contingent deferred sales charge. (Not all funds in the Liberty Family of Funds currently offer Class C Shares. Contact your financial institution regarding the availability of other Class C Shares in the Liberty Family of Funds.) To the extent that a shareholder exchanges Shares for Class C Shares in other funds in the Liberty Family of Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the applicable holding period. For more information, see "Contingent Deferred Sales Charge."
                             REQUIREMENTS FOR EXCHANGE
Shareholders using this privilege must exchange Shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.
This privilege is available to shareholders resident in any state in which the shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.
Further information on the exchange privilege and prospectuses for the Liberty Family of Funds are available by contacting the Fund.
                                  TAX CONSEQUENCES
An exercise of the exchange privilege is treated as a sale for federal income tax purposes. Depending upon the circumstances, a capital gain or loss may be realized.
                                 MAKING AN EXCHANGE


Instructions for exchanges for the Liberty Family of Funds or certain Federated Funds (where applicable) may be given in writing or by telephone. Written instructions may require a signature guarantee. Shareholders of the Fund may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to Federated Services Company, 500 Victory Road--2nd Floor, North Quincy, Massachusetts 02171.
                               TELEPHONE INSTRUCTIONS
Telephone instructions made by the investor may be carried out only if a telephone authorization form completed by the investor is on file with the Fund. If the instructions are given by a broker, a telephone authorization form completed by the broker must be on file with the Fund. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Shares may be exchanged between two funds by telephone only if the two funds have identical shareholder registrations.
Any Shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600 and deposited to the shareholder's account before being exchanged. Telephone exchange instructions are recorded and will be binding upon the shareholder. Such instructions will be processed as of 4:00 p.m. (Eastern time) and must be received by the Fund before that time for Shares to be exchanged the same day. Shareholders exchanging into a fund will begin receiving dividends the following business day. This privilege may be modified or terminated at any time.
                                HOW TO REDEEM SHARES
Shares are redeemed at their net asset value, less any applicable contingent deferred sales charge, next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.
                  REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION
Shares of the Fund may be redeemed by calling your financial institution to request the redemption. Shares will be redeemed at the net asset value, less any applicable contingent deferred sales charge next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions (such as banks) must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.
                           REDEEMING SHARES BY TELEPHONE
Shares may be redeemed in any amount by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp.
 Proceeds will be mailed in the form of a check, to the shareholder's address of record or by wire transfer to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared. Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.
                              REDEEMING SHARES BY MAIL
Shares may be redeemed in any amount by mailing a written request to: Federated Services Company, Fund Name, Fund Class, P.O. Box 8600, Boston, Massachusetts 02266-8600.
The written request should state: Fund Name and the Class designation; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. It is recommended that any share certificates be sent by insured mail with the written request. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a bank which is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange, or any other "eligible guarantor institution," as defined by the Securities and Exchange Act of 1934, as amended. The Fund does not accept signatures guaranteed by a notary public.
The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.
Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.


    SPECIAL REDEMPTION FEATURES
                           SYSTEMATIC WITHDRAWAL PROGRAM
Shareholders who desire to receive payments of a predetermined amount not less than $100 may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder.
Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his financial institution. Due to the fact that Class A Shares are sold with a sales load, it is not advisable for shareholders to continue to purchase Class A Shares while participating in this program. A contingent deferred sales charge may be imposed on Class B Shares and Class C Shares.
    CONTINGENT DEFERRED SALES CHARGE
Shareholders may be subject to a contingent deferred sales charge upon redemption of their Shares under the following circumstances:
                                   CLASS A SHARES
Class A Shares purchased under a periodic special offering with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales load and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of .50 of 1.00% for redemptions made within one full year of purchase. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed


Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption.
                                   CLASS B SHARES
Shareholders redeeming Class B Shares from their Fund accounts within six full years of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's distributor. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption in accordance with the following schedule:
                                  CONTINGENT
      YEAR OF REDEMPTION           DEFERRED
        AFTER PURCHASE            SALES CHARGE
          First                    5.50%
          Second                   4.75%
          Third                    4%
          Fourth                   3%
          Fifth                    2%
          Sixth                    1%
          Seventh and thereafter   0%
                                   CLASS C SHARES
Shareholders redeeming Class C Shares from their Fund accounts within one full year of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's distributor of 1.00%. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption.
                 CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES
The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. The contingent deferred sales charge will not be imposed with respect to: (1) Shares acquired through the reinvestment of dividends or distributions of long-term capital gains; and (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. In computing the amount of the applicable contingent deferred sales charge, redemptions are deemed to have occurred in the following order:
(1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares; (3) Shares held for less than six years with respect to Class B Shares and less than one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares on a first-in, first-out basis. A contingent deferred sales charge is not assessed in connection with an exchange of Fund Shares for shares of other funds in the Liberty Family of Funds in the same class (see "Exchange Privilege"). Any contingent deferred sales charge imposed at the time the exchanged-for Shares are redeemed is calculated as if the shareholder had held the shares from the date on which he became a shareholder of the exchanged-from Shares. Moreover, the contingent deferred sales charge will be eliminated with respect to certain redemptions (see "Elimination of Contingent Deferred Sales Charge").
    ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE
The contingent deferred sales charge will be eliminated with respect to the following redemptions: (1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; (2) redemptions representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2; and (3) involuntary redemptions by the Fund of Shares in shareholder accounts that do not comply with the minimum balance requirements. No contingent deferred sales charge will be imposed on redemptions of Shares held by Directors, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor; employees of any financial institution that sells Shares of the Fund pursuant to a sales agreement with the distributor; and spouses and children under the age of 21 of the aforementioned persons. Finally, no contingent deferred sales charge will be imposed on the redemption of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940, as amended, or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial institution, to the extent that no payments were advanced for purchases made through such entities. The Directors reserve the right to discontinue elimination of the contingent deferred sales charge. Shareholders will be notified of such elimination. Any Shares purchased prior to the termination of such waiver would have the contingent deferred sales charge eliminated as provided in the Fund's prospectus at the time of the purchase of the Shares. If a shareholder making a redemption qualifies for an elimination of the contingent deferred sales charge, the shareholder must notify Federated Securities Corp. or the transfer agent in writing that he is entitled to such elimination.
                           ACCOUNT AND SHARE INFORMATION
                           CERTIFICATES AND CONFIRMATIONS
As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested in writing to Federated Services Company.


Detailed confirmations of each purchase and redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during that month.
                                     DIVIDENDS
Dividends are declared and paid annually to all shareholders invested in the Fund on the record date. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date net asset value without a sales load, unless shareholders request cash payments on the new account form or by contacting the transfer agent. All shareholders on the record date are entitled to the dividend. If Shares are redeemed or exchanged prior to the record date or purchased after the record date, those Shares are not entitled to that year's dividend.
                                   CAPITAL GAINS
Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months.
                             ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account, except retirement plans, and pay the proceeds to the shareholder if the account balance falls below the Class A Share required minimum value of $500 or the required minimum value of $1,500 for Class B Shares and Class C Shares. This requirement does not apply, however, if the balance falls below the required minimum value because of changes in the net asset value of the respective Share Class. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.
                              CORPORATION INFORMATION
    MANAGEMENT OF THE CORPORATION
                                 BOARD OF DIRECTORS


The Corporation is managed by a Board of Directors. The Directors are responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.
                                 INVESTMENT ADVISER
Investment decisions for the Fund are made by Federated Global Research Corp., the Fund's investment adviser, subject to direction by the Directors. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.
                                   ADVISORY FEES
The Adviser receives an annual investment advisory fee equal to 1.10% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar objectives and policies. Under the investment advisory contract, which provides for the voluntary waiver of the advisory fee by the Adviser, the Adviser may voluntarily waive some or all of its fee. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities. The Adviser can terminate this voluntary waiver at any time in its sole discretion. The Adviser has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.
                                ADVISER'S BACKGROUND
Federated Global Research Corp., incorporated in Delaware on May 12, 1995, is a registered investment adviser under the Investment Advisers Act of 1940, as amended. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the Trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's


wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.
Federated Global Research Corp. and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.
Henry A. Frantzen has been the Fund's portfolio manager since its inception.
Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Fund's investment adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995. He was the Executive Vice President and Director of Equities at Oppenheimer Management Corporation from 1989 to 1991. Mr. Frantzen received his B.S. in finance and marketing from the University of North Dakota.
Drew J. Collins has been the Fund's portfolio manager since its inception. Mr. Collins joined Federated Investors in 1995 as a Senior Vice President of the Fund's investment adviser. Mr. Collins served as Vice President/Portfolio Manager of international equity portfolios at Arnold and S. Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the University of Pennsylvania.


Mark S. Kopinski has been the Fund's portfolio manager since its inception. Mr. Kopinski joined Federated Investors in 1995 as a Vice President of the Fund's investment adviser. Mr. Kopinski served as Vice President/Portfolio Manager of international equity funds at Twentieth Century Mutual Funds from 1990 to 1995. Mr. Kopinski received his M.A. in Asian Studies from the University of Illinois. Alexandre de Bethmann has been the Fund's portfolio manager since its inception. Mr. de Bethmann joined Federated Investors in 1995 as a Vice President of the Fund's investment adviser. Mr. de Bethmann served as Assistant Vice President/Portfolio Manager for Japanese and Korean equities at the College Retirement Equities Fund from 1994 to 1995. He served as an International Equities Analyst and then as an Assistant Portfolio Manager at the College Retirement Equities Fund between 1987 and 1994. Mr. de Bethmann received his M.B.A. in Finance from Duke University.


Both the Corporation and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Directors, and could result in severe penalties.
    DISTRIBUTION OF SHARES
Federated Securities Corp. is the principal distributor for Shares of the Fund. Federated Securities Corp. is located at Federated Investors Tower, Pittsburgh,


Pennsylvania 15222-3779. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.
The distributor may offer to pay financial institutions an amount equal to 1% of the net asset value of Class C Shares purchased by their clients or customers at the time of purchase. These payments will be made directly by the distributor from its assets, and will not be made from assets of the Fund. Financial institutions may elect to waive the initial payment described above; such waiver will result in the waiver by the Fund of the otherwise applicable contingent deferred sales charge.
The distributor will pay dealers an amount equal to 5.5% of the net asset value of Class B Shares purchased by their clients or customers. These payments will be made directly by the distributor from its assets, and will not be made from the assets of the Fund. Dealers may voluntarily waive receipt of all or any portion of these payments. The distributor may pay a portion of the distribution fee discussed below to financial institutions that waive all or any portion of the advance payments.
                     DISTRIBUTION PLAN AND SHAREHOLDER SERVICES
Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the distributor may be paid a fee in an amount computed at an annual rate of up to .25 of 1% for Class A Shares and up to .75 of 1% for Class B Shares and Class C Shares of the average daily net assets of each class of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The Fund does not currently make payments to the distributor or charge a fee under the Distribution Plan for Class A Shares, and shareholders of Class A Shares will be notified if the Fund intends to charge a fee under the Distribution Plan. For Class A Shares and Class C Shares, the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers. With respect to Class B Shares, because distribution fees to be paid by the Fund to the distributor may not exceed an annual rate of .75 of 1% of Class B Shares' average daily net assets, it will take the distributor a number of years to recoup the expenses it has incurred for its sales services and distribution-related support services pursuant to the Plan.
The Distribution Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by Shares under the Plan.
In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25 of 1% of the average daily net asset value of Class A Shares, Class B Shares, and Class C Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts ("Shareholder Services"). Under the Shareholder Services Agreement, Federated Shareholder Services will either perform Shareholder Services directly or will select financial institutions to perform Shareholder Services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.
In addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder


Services, from their own assets, may pay financial institutions supplemental fees for the performance of sales services, distribution-related support services, or shareholder services.
The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Directors will consider appropriate changes in the services.
State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state laws.
                      OTHER PAYMENTS TO FINANCIAL INSTITUTIONS
Federated Securities Corp. will pay financial institutions, at the time of purchase of Class A Shares, an amount equal to .50 of 1% of the net asset value of Class A Shares purchased by their clients or customers under certain qualified retirement plans as approved by Federated Securities Corp. (Such payments are subject to a reclaim from the financial institution should the assets leave the program within 12 months after purchase.)
Furthermore, with respect to Class A Shares, Class B Shares, and Class C Shares, the distributor may offer to pay a fee from its own assets to financial institutions as financial assistance for providing substantial marketing and sales support. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates.


    ADMINISTRATION OF THE FUND
                              ADMINISTRATIVE SERVICES
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate which relates to the average aggregate daily net assets of all Federated Funds as specified below:
               MAXIMUM                  AVERAGE AGGREGATE DAILY NET
            ADMINISTRATIVE FEE          ASSETS OF THE FEDERATED FUNDS
               .15 of 1%                on the first $250 million
               .125 of 1%               on the next $250 million
               .10 of 1%                on the next $250 million
               .075 of 1%               on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.
                                   CUSTODIAN
State Street Bank and Trust Company, P.O. Box 8600, Boston, Massachusetts 02266-8600, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.
                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT


Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600, is transfer agent for the Shares of the Fund, and dividend disbursing agent for the Fund.
                                INDEPENDENT AUDITORS
The independent auditors for the Fund are Ernst & Young LLP, One Oxford Centre, Pittsburgh, Pennsylvania 15219.
    EXPENSES OF THE FUND AND CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES Holders of Class A Shares, Class B Shares, and Class C Shares pay their allocable portion of Corporation and portfolio expenses.
The Corporation expenses for which holders of Class A Shares, Class B Shares, and Class C Shares pay their allocable portion include, but are not limited to: the cost of organizing the Corporation and continuing its existence; registering the Corporation with federal and state securities authorities; Directors' fees; auditors' fees; the cost of meetings of Directors; legal fees of the Corporation; association membership dues; and such non-recurring and extraordinary items as may arise from time to time.
The portfolio expenses for which holders of Class A Shares, Class B Shares, and Class C Shares pay their allocable portion include, but are not limited to: registering the portfolio and Class A Shares, Class B Shares, and Class C Shares of the portfolio; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise from time to time.
At present, the only expenses which are allocated specifically to Class A Shares, Class B Shares, and Class C Shares as classes are expenses under the Corporation's Distribution Plan and fees for Shareholder Services. However, the Directors reserve the right to allocate certain other expenses to holders of Class A Shares, Class B Shares and Class C Shares as they deem appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: distribution fees; transfer agent fees as identified by the transfer agent as attributable to holders of Class A Shares, Class B Shares, and Class C Shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and to state securities commissions; expenses related to administrative personnel and services as required to support holders of Class A Shares, Class B Shares, and Class C Shares; legal fees relating solely to Class A Shares, Class B Shares, or Class C Shares; and Directors' fees incurred as a result of issues related solely to Class A Shares, Class B Shares, or Class C Shares.
    BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Directors.
                              SHAREHOLDER INFORMATION
    VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of each Fund or class in the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.
As a Maryland corporation, the Corporation is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Corporation's or the Fund's operation and for the election of Directors under certain circumstances.
Directors may be removed by the Directors or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the written request of shareholders owning at least 10% of the Corporation's outstanding shares of all series entitled to vote.
                                  TAX INFORMATION
    FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of the Code, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. However, the Fund may invest in the stock of certain foreign corporations which would constitute a Passive Foreign Investment Company ("PFIC"). Federal income taxes may be imposed on the Fund upon disposition of PFIC investments.
The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Corporation's other portfolios will not be combined for tax purposes with those realized by the Fund.
Investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduced tax rates or exemptions on this income. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is unknown. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.
Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed.
Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.
If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Furthermore, shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.
    PENNSYLVANIA PERSONAL PROPERTY TAXES
Shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.
Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.
                              PERFORMANCE INFORMATION
From time to time, the Fund advertises its total return and yield for each class of Shares.
Total return represents the change, over a specific period of time, in the value of an investment in each class of Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.


The yield of each class of Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by each class of Shares over a thirty-day period by the maximum offering price per share of each class on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by each class of Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
The performance information reflects the effect of non-recurring charges, such as the maximum sales load or contingent deferred sales charges, which, if excluded, would increase the total return and yield.
Total return and yield will be calculated separately for Class A Shares, Class B Shares, and Class C Shares. Expense differences among Class A Shares, Class B Shares, and Class C Shares may affect the performance of each class.
From time to time, advertisements for Class A Shares, Class B Shares, and Class C Shares of the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Class A Shares, Class B Shares, and Class C Shares to certain indices.






                                FEDERATED ASIA PACIFIC GROWTH FUND
                                (A portfolio of World Investment Series, Inc.)

                                Class A Shares

                                Class B Shares

                                Class C Shares

                                      Combined Prospectus
                                      An Open-End, Diversified
                                      Management
                                      Investment Company

                                      February 13, 1996








         FEDERATED SECURITIES CORP.

          Distributor
          A subsidiary of FEDERATED INVESTORS
          Cusip #s
                    ---------
          Federated Investors Tower
          Pittsburgh, PA  15222-3779


FEDERATED ASIA PACIFIC GROWTH FUND
(A portfolio of World Investment Series, Inc.)

Class A Shares

Prospectus

The Class A Shares of Federated Asia Pacific Growth Fund (the "Fund") represent interests in a diversified portfolio of World Investment Series, Inc. (the "Corporation"), an open-end management investment company (a mutual fund). The investment objective of the Fund is to provide long-term growth of capital. Any income received from the portfolio is incidental. The Fund pursues its investment objective by investing primarily in equity securities of Asian and Pacific Rim companies.
THE CLASS A SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE CLASS A SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
This prospectus contains the information you should read and know before you invest in the Class A Shares of the Fund. Keep this prospectus for future reference.
The Fund has also filed a Combined Statement of Additional Information for Class A Shares, Class B Shares, and Class C Shares dated February 13, 1996, with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information, which is in paper form only, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information or to make inquiries about the Fund, contact your financial institution.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Prospectus dated February 13, 1996


Table of Contents will be generated
when document is complete.


                            SUMMARY OF FUND EXPENSES
                       FEDERATED ASIA PACIFIC GROWTH FUND

                                 CLASS A SHARES
                        SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)
      5.50%
    Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of
      offering price) .....................................   None
    Contingent Deferred Sales Charge (as a percentage of original
      purchase price or redemption proceeds, as applicable)(1)        0.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)    None
Exchange Fee...............................................   None

                    ANNUAL CLASS A SHARES OPERATING EXPENSES
               (As a percentage of projected average net assets)*
Management Fee (after waiver)(2)...........................      %
12b-1 Fee (3)..............................................      %
Total Other Expenses.......................................      %
       Shareholder Services Fee ...................      %
          Total Class A Shares Operating Expenses (4)......      %
    (1) Class A Shares purchased with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales load and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of 0.50 of 1.00% for redemptions made within one full year of purchase. (See "Contingent Deferred Sales Charge.")
    (2) The estimated Management Fee has been reduced to reflect the anticipated voluntary waiver of a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time at
      its sole discretion.  The maximum management fee is      %.
                                                          -----
    (3) Class A Shares have no present intention of paying or accruing the 12b-1 fee during the fiscal year ending November 30, 1996. If Class A Shares were paying or accruing the 12b-1 fee, Class A Shares would be able to pay up to 0.25% of its average daily net assets for the 12b-1 fee.  See "Corporation Information."
    (4)   The Total Class A Shares Operating Expenses are estimated to be
            % absent the anticipated voluntary waiver of a portion of the
      ------
      Management Fee.
    * Total Class A Shares Operating Expenses are estimated based on average expenses expected to be incurred during the period ending November 30, 1996. During the course of this period, expenses may be more or less than the average amount shown.
  The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class A Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "What Shares Cost" and "Corporation Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                           1 year  3 years
    You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end
       of each time period ....................   $         $
                                                   --        --
    You would pay the following expenses on the same investment,
       assuming no redemption .................   $         $
                                                   --        --

The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. This example is based on estimated data for the Class A Shares' fiscal year ending November 30, 1996.



                              GENERAL INFORMATION
The Corporation was established under the laws of the state of Maryland on January 25, 1994. The Corporation's address is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. The Articles of Incorporation permit the Corporation to offer separate series of shares representing interests in separate portfolios of securities. As of the date of this prospectus, the Board of Directors (the "Directors") has established three classes of shares for the Fund, known as Class A Shares, Class B Shares, and Class C Shares. This prospectus relates only to the Class A Shares (the "Shares") of the Fund.
Shares of the Fund are designed for individuals and institutions seeking long-term growth of capital by investing primarily in equity securities of Asian and Pacific Rim companies.
For information on how to purchase Shares of the Fund, please refer to "How to Purchase Shares." The minimum initial investment for Class A Shares is $500. However, the minimum initial investment for a retirement account is $50. Subsequent investments must be in amounts of at least $100, except for retirement plans which must be in amounts of at least $50.
In general, Class A Shares are sold at net asset value plus an applicable sales load and are redeemed at net asset value. However, a contingent deferred sales charge is imposed under certain circumstances. For a more complete description, see "How to Redeem Shares."
In addition, the Fund also pays a shareholder services fee at an annual rate not to exceed 0.25% of average daily net assets.


Investors should be aware of the following general observations. The Fund may make certain investments and employ certain investment techniques that involve risks, including, but not limited to, investing in non-U.S. issuers, entering into repurchase agreements, investing in when-issued securities, lending portfolio securities, and entering into futures contracts and related options. These risks are described under "Investment Policies."
The Fund's current net asset value and offering price can be found in the mutual funds section of local newspapers under "Federated Liberty Funds."
                              LIBERTY FAMILY OF FUNDS
This Fund is a member of a family of mutual funds, collectively known as the Liberty Family of Funds. The other funds in the Liberty Family of Funds are:
      o American Leaders Fund, Inc., providing growth of capital and income through high-quality stocks;
      o Capital Growth Fund, providing appreciation of capital primarily through equity securities;
      o Federated Bond Fund, providing current income through high-quality corporate debt;
      o Federated Emerging Markets Fund, providing long-term growth of capital by investing in equity securities of large and small companies domiciled in or having primary operations in emerging markets;
      o Federated European Growth Fund, providing long-term growth of capital through investments primarily in the equity securities of European companies;
      o Federated Growth Strategies Fund, providing appreciation of capital primarily through equity securities of companies with prospects for above-average growth in earnings and dividends;
      o Federated International Equity Fund, providing long-term capital growth and income through international securities;


      o Federated International Income Fund, providing a high level of current income consistent with prudent investment risk through high-quality debt securities denominated primarily in foreign currencies;
      o Federated International Small Company Fund, providing long-term growth of capital by investing in equity securities of small foreign companies in developed and emerging markets.
      o Federated Latin American Growth Fund, providing long-term growth of capital by investing in equity securities of companies located in Latin America;
      o Federated Small Cap Strategies Fund, providing capital appreciation through common stocks of small capitalization companies;
      o Fund for U.S. Government Securities, Inc., providing current income through long-term U.S. government securities;
      o Liberty Equity Income Fund, Inc., providing above-average income and capital appreciation through income producing equity securities;
      o Liberty High Income Bond Fund, Inc., providing high current income through high-yielding, lower-rated corporate bonds;
      o Liberty Municipal Securities Fund, Inc., providing a high level of current income exempt from federal regular income tax through municipal bonds;
      o Liberty U.S. Government Money Market Trust, providing current income consistent with stability of principal through high-quality U.S. government securities;
      o Liberty Utility Fund, Inc., providing current income and long-term growth of income, primarily through electric, gas, and communications utilities;
      o Limited Term Fund, providing a high level of current income consistent with minimum fluctuation in principal value through investment grade securities;


      o Limited Term Municipal Fund, providing a high level of current income exempt from federal regular income tax consistent with the preservation of principal, primarily limited to municipal securities;
      o Michigan Intermediate Municipal Trust, providing current income exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan and Michigan municipalities, primarily through Michigan municipal securities;
      o Pennsylvania Municipal Income Fund, providing current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania, primarily through Pennsylvania municipal securities;
      o Strategic Income Fund, providing a high level of current income, primarily through domestic and foreign corporate debt obligations;
      o Tax-Free Instruments Trust, providing current income consistent with stability of principal and exempt from federal income tax, through high-quality, short-term municipal securities; and
      o World Utility Fund, providing total return primarily through securities issued by domestic and foreign companies in the utilities industries.
Prospectuses for these funds are available by writing to Federated Securities Corp.
Each of the funds may also invest in certain other types of securities as described in each fund's prospectus.
The Liberty Family of Funds provides flexibility and diversification for an investor's long-term investment planning. It enables an investor to meet the challenges of changing market conditions by offering convenient exchange privileges which give access to various investment vehicles and by providing the investment services of proven, professional investment advisers.
Shareholders of Class A Shares who have been designated as Liberty Life Members are exempt from sales loads on future purchases in and exchanges between the


Class A Shares of any funds in the Liberty Family of Funds, as long as they maintain a $500 balance in one of the Liberty Funds.
                             INVESTMENT INFORMATION
    INVESTMENT OBJECTIVE
The Fund seeks to provide long-term growth of capital. Any income received from the portfolio is incidental. The investment objective of the Fund cannot be changed without the approval of the shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.
    INVESTMENT POLICIES
The Fund pursues its investment objective by investing primarily in equity securities of Asian and Pacific Rim companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies located in Asia and the Pacific Rim. The Fund may invest in securities of issuers located in any country in Asia or the Pacific Rim where the investment adviser believes there is potential for above-average capital appreciation. Such countries may include, but are not limited to: Australia, China, Hong Kong, Indonesia, Japan, South Korea, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, and Thailand and those countries comprising the Indian sub-continent. The Fund may invest in other countries in Asia and the Pacific Rim when their markets become sufficiently developed, in the opinion of the investment adviser. The Fund intends to allocate its investments among at least three countries at all times and does not expect to concentrate investments in any particular industry.
Asian and Pacific Rim companies are defined as (i) those organized under the laws of, or with a principal office located in, an Asian or Pacific Rim country or (ii) those for which the principal securities trading market is in Asia or the Pacific Rim or (iii) those, wherever organized or traded, which derived (directly or indirectly through subsidiaries) at least 50% of their total assets, capitalization, gross revenue or profit in their most current fiscal year from goods produced, services performed, or sales made in Asia or the Pacific Rim.
Unless indicated otherwise, the investment policies of the Fund may be changed by the Board of Directors (the "Directors") without the approval of the shareholders of the Fund. Shareholders will be notified before any material change in these policies becomes effective.
                             ACCEPTABLE INVESTMENTS
The equity securities in which the Fund may invest include common stock, preferred stock (either convertible or non-convertible), sponsored or unsponsored depositary receipts or shares, and warrants, including other substantially similar forms of equity with comparable risk characteristics as well as other forms which may be developed in the future. Securities may be purchased on securities exchanges, traded over-the-counter, or have no organized market. The Fund may also purchase corporate and government fixed income securities denominated in currencies other than U.S. dollars; enter into forward commitments, repurchase agreements and foreign currency transactions; maintain reserves in foreign or U.S. money market instruments; and purchase options and financial futures contracts.
                             COMMON AND PREFERRED STOCK
Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.
In selecting securities, the investment adviser typically evaluates industry trends, a company's financial strength, its competitive position in domestic and export markets, technology, recent developments and profitability, together with overall growth prospects. Other considerations generally include quality and depth of management, government regulation, and availability and cost of labor and raw materials. Investment decisions are made without regard to arbitrary criteria as to minimum asset size, debt-equity ratios or dividend history of portfolio companies.
                                DEPOSITARY RECEIPTS
The Fund may invest in foreign issuers by purchasing sponsored or unsponsored securities representing underlying international securities such as American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), Global Depositary Certificates ("GDCs"), and International Depositary Receipts ("IDRs") or securities convertible into foreign equity securities. ADRs and ADSs typically are issued by a United States bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), GDRs, GDCs, and IDRs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. ADRs, ADSs, CDRs, EDRs, GDRs, GDCs, and IDRs are collectively known as "Depositary Receipts." Depositary Receipts may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored Depositary Receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.
                                  DEBT SECURITIES
In pursuit of the Fund's objective of long-term growth of capital, the Fund may invest up to 35% of its total assets in debt securities. Capital appreciation in debt securities may arise as a result of favorable changes in the creditworthiness of issuers, relative interest rate levels, or relative foreign exchange rates. Any income received from debt securities is incidental to the Fund's objective of long-term growth of capital. These debt obligations consist of U.S. and foreign government securities and corporate debt securities, including, but not limited to, Samurai and Yankee bonds, Eurobonds and depositary receipts. The issuers of such debt securities may or may not be domiciled in Asia or the Pacific Rim.
The debt securities in which the Fund may invest may be rated, at the time of purchase, BB or lower by Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch") or Ba or lower by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, are of comparable quality as determined by the investment adviser. The prices of fixed income securities generally fluctuate inversely to the direction of interest rates.
                               CONVERTIBLE SECURITIES
The Fund may invest in convertible securities rated, at the time of purchase, BB or lower by S&P or Fitch or Ba or lower by Moody's, or, if unrated, are of comparable quality as determined by the investment adviser.


Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible bonds, convertible preferred stock or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of different investment strategies. In selecting a convertible security, the investment adviser evaluates the investment characteristics of the convertible security as a fixed income investment, and the investment potential of the underlying security for capital appreciation.
               INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
Due to restrictions on direct investment by foreign entities in certain Asian or Pacific Rim markets, investments in other investment companies may be the most practical or only manner in which the Fund can participate in the securities markets of certain countries in Asia and the Pacific Rim. The Fund may also invest in other investment companies for the purpose of investing its short-term cash on a temporary basis. The Fund may invest up to 10% of its total assets in the securities of other investment companies. To the extent that the Fund invests in securities issued by other investment companies, the Fund will indirectly bear its proportionate share of any fees and expenses paid by such companies, in addition to the fees and expenses payable directly by the Fund.


                         RESTRICTED AND ILLIQUID SECURITIES
The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Restricted securities may be issued by new and early stage companies which may include a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expense of registration. The Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Directors to be liquid, over-the counter options, swap agreements not determined to be liquid, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.
                               REPURCHASE AGREEMENTS
The Fund may invest in repurchase agreements. Repurchase agreements are arrangements by which the Fund purchases a security for cash and obtains a simultaneous commitment from the seller (usually a bank or broker/dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default. In such a case, the Fund may incur costs in disposing of the security which would increase Fund expenses. The investment adviser will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.


                   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for different times in the future. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.
The Fund may dispose of a commitment prior to settlement if the investment adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.
                          LENDING OF PORTFOLIO SECURITIES
In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Directors and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times.
There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.


                               TEMPORARY INVESTMENTS
For temporary defensive purposes, when the investment adviser determines that market conditions warrant (up to 100% of total assets) and to maintain liquidity (up to 20% of total assets), the Fund may invest in U.S. and foreign debt instruments as well as cash or cash equivalents, including foreign and domestic money market instruments, short-term government and corporate obligations, and repurchase agreements.
                                FORWARD COMMITMENTS
Forward commitments are contracts to purchase securities for a fixed price at a date beyond customary settlement time. The Fund may enter into these contracts if liquid securities in amounts sufficient to meet the purchase price are segregated on the Fund's records at the trade date and maintained until the transaction has been settled. Risk is involved if the value of the security declines before settlement. Although the Fund enters into forward commitments with the intention of acquiring the security, it may dispose of the commitment prior to settlement and realize short-term profit or loss.
                           FOREIGN CURRENCY TRANSACTIONS
The Fund will enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot (i.e., cash) basis at prevailing rates or through forward foreign currency exchange contracts.
The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although foreign currency exchanges may be used by the Fund to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund. Further, the Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations. Cross-hedging transactions by the Fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability that is the subject of the hedge.
                    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties.
Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated and are maintained until the contract has been settled. The Fund will not enter into a forward contract with a term of more than one year. The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between trade date and settlement date will vary between 24 hours and 60 days, depending upon local custom.
The Fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the investment adviser will consider the likelihood of changes in currency values when making investment decisions, the investment adviser believes that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the value of the Fund's assets denominated in that currency at the time the contract was initiated, but as consistent with their other investment policies and as not otherwise limited in their ability to use this strategy.
                                      OPTIONS
The Fund may deal in options on foreign currencies, securities, and securities indices, and on futures contracts involving these items, which options may be listed for trading on an international securities exchange or traded over-the-counter. The Fund may use options to manage interest rate and currency risks. The Fund may also write covered call options and secured put options to generate income or lock in gains. The Fund may write covered call options and secured put options on up to 25% of its net assets and may purchase put and call options provided that no more than 5% of the fair market value of its net assets may be invested in premiums on such options.
A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying currency, security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying currency, security or other asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow, and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is the risk that the Fund may be required to take delivery of the underlying asset at a disadvantageous price.


Over-the-counter options ("OTC options") differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience material losses. However, in writing options, the premium is paid in advance by the dealer. OTC options, which may not be continuously liquid, are available for a greater variety of assets, and with a wider range of expiration dates and exercise prices, than are exchange traded options.
It is not certain that a secondary market for positions in options, or futures contracts (see below), will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.
                           FUTURES AND OPTIONS ON FUTURES
The Fund may enter into futures contracts involving foreign currency, securities, and securities indices, or options thereon, for bona fide hedging purposes. The Fund may also enter into such futures contracts or related options for purposes other than bona fide hedging if the aggregate amount of initial margin deposits exclusive of the margin needed for foreign currency hedging, on the Fund's futures and related options positions would not exceed 5% of the net liquidation value of the Fund's assets, provided further that in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. In addition, the Fund may not sell futures contracts if the value of such futures contracts exceeds the total market value of the Fund's portfolio securities. Futures contracts and options thereon sold by the Fund are generally subject to segregation and coverage requirements established by either the Commodities


Futures Trading Commission ("CFTC") or the Securities and Exchange Commission ("SEC"), with the result that, if the Fund does not hold the instrument underlying the futures contract or option, the Fund will be required to segregate on an ongoing basis with its custodian cash, U.S. government securities, or other liquid high grade debt obligations in an amount at least equal to the Fund's obligations with respect to such instruments.
The Fund may enter into securities index futures contracts and purchase and write put and call options on securities index futures contracts that are traded on regulated exchanges, including non-U.S. exchanges, to the extent permitted by the CFTC. Securities index futures contracts are based on indexes that reflect the market value of securities of the firms included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.
The Fund may enter into securities index futures contracts to sell a securities index in anticipation of or during a market decline to attempt to offset the decrease in market value of securities in its portfolio that might otherwise result. When the Fund is not fully invested and anticipates a significant market advance, it may enter into futures contracts to purchase the index in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that it intends to purchase. In many of these transactions, the Fund will purchase such securities upon termination of the futures position but, depending on market conditions, a futures position may be terminated without the corresponding purchases of common stock. The Fund may also invest in securities index futures contracts when the investment adviser believes such investment is more efficient, liquid, or cost-effective than investing directly in the securities underlying the index.


An option on a securities index futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a securities index futures contract. The Fund may purchase and write put and call options on securities index futures contracts in order to hedge all or a portion of its investment and may enter into closing purchase transactions with respect to written options in order to terminate existing positions. There is no guarantee that such closing transactions can be effected. The Fund may also invest in options on securities index futures contracts when the investment adviser believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or in the securities underlying the index, or when the futures contract or underlying securities are not available for investment upon favorable terms.
The use of futures and related options involves special consideration and risks, for example, (1) the ability of the Fund to utilize futures successfully will depend on the investment adviser's ability to predict pertinent market movements; (2) there might be imperfect correlation, or even no correlation, between the change in market value of the securities held by the Fund and the prices of the futures and options thereon relating to the securities purchased or sold by the Fund. The use of futures and related options may reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements but they can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in positions. No assurance can be given that the investment adviser's judgment in this respect will be correct.
It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The


Fund's ability to establish and close out futures and options positions depends on this secondary market.
New futures contracts, options thereon, and other financial products and risk management techniques continue to be developed. The Fund may use these investments and techniques to the extent consistent with its investment objectives and regulatory and federal tax considerations.
                                  SWAP AGREEMENTS
As one way of managing its exposure to different types of investments, the Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments, its share price and yield.
Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements to reduce its exposure through offsetting transactions. When the Fund enters into a swap agreement, assets of the Fund equal to the value of the swap agreement will be segregated by the Fund.
                     RISK CHARACTERISTICS OF FOREIGN SECURITIES
Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments. In an attempt to reduce some of these risks, the Fund diversifies its investments broadly among foreign countries which may include both developed and developing countries.
The Fund may take advantage of the unusual opportunities for higher returns available from investing in developing countries. These investments carry considerably more volatility and risk because they generally are associated with less mature economies and less stable political systems.
The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Further, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations.
Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some countries. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.
With respect to any foreign country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, governmental regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the Fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside of the United States.
Brokerage commissions, custodial services, and other costs relating to investment may be more expensive than in the United States. Foreign markets may have different clearance and settlement procedures such as requiring payment for securities before delivery. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.
CURRENCY RISKS. Because the majority of the securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of Fund assets denominated in the currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar the value of Fund assets denominated in that currency will decrease. Under the United States Internal Revenue Code, as amended (the "Code"), the Fund is required to separately account for the foreign currency component of gains or losses, which will usually be viewed under the Code as items of ordinary and distributable income or loss, thus affecting the Fund's distributable income. (See "Federal Income Tax").


The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. dollars, the Fund will not convert its holdings of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers may realize a profit on the difference between the price at which they buy and sell currencies.
FOREIGN COMPANIES. Other differences between investing in foreign and U.S. companies include:
      less publicly available information about foreign issuers;
      credit risks associated with certain foreign governments;
      the lack of uniform accounting, auditing, and financial reporting standards and practices or regulatory requirements comparable to those applicable to U.S. companies;
      less readily available market quotations on foreign issues;
      differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks;
      differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments;
      the limited size of many foreign securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of securities;
      the likelihood that securities of foreign issuers may be less liquid or more volatile;
      foreign brokerage commissions may be higher;
      unreliable mail service between countries;


      political or financial changes which adversely affect investments in some countries;
      increased risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities;
      certain markets may require payment for securities before delivery; religious and ethnic instability; and certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests.
U.S. GOVERNMENT POLICIES. In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors such as the Fund. Investors are advised that when such policies are instituted, the Fund will abide by them.


                       INVESTING IN ASIA AND THE PACIFIC RIM
The Fund is susceptible to political and economic factors affecting issuers in Asian and Pacific Rim countries. Many of the countries of Asia and the Pacific Rim are developing both economically and politically. Asian and Pacific Rim countries may have relatively unstable governments, economies based on only a few commodities or industries, and securities markets trading infrequently or in low volumes. Some Asian and Pacific Rim countries restrict the extent to which foreigners may invest in their securities markets. Securities of issuers located in some Asian and Pacific Rim countries tend to have volatile prices and may offer significant potential for loss as well as gain. Further, certain companies in Asia and the Pacific Rim may not have firmly established product markets, may lack depth of management, or may be more vulnerable to political or economic developments such as nationalization of their own industries.
            RISK FACTORS RELATING TO INVESTING IN HIGH YIELD SECURITIES


The debt securities in which the Fund invests are usually not in the three highest rating categories of a nationally recognized statistical rating organization (AAA, AA, or A for S&P or Fitch and Aaa, Aa, or A for Moody's), but are in the lower rating categories or are unrated, but are of comparable quality and have speculative characteristics or are speculative. Lower-rated bonds or unrated bonds are commonly referred to as "junk bonds." There is no minimal acceptable rating for a security to be purchased or held in the Fund's portfolio, and the Fund may, from time to time, purchase or hold debt securities rated in the lowest rating category. A description of the rating categories is contained in the Appendix to the Combined Statement of Additional Information. Debt obligations that are not determined to be investment grade are high-yield, high-risk bonds, typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. To a greater extent than investment grade bonds, lower-rated bonds tend to reflect short-term corporate, economic, and market developments, as well as investor perceptions of the issuer's credit quality. In addition, lower-rated bonds may be more difficult to dispose of or to value than higher-rated, lower-yielding bonds.
The Fund's investment adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.
    INVESTMENT LIMITATIONS
The Fund will not:
      o borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge its assets to secure such borrowings; or




      o with respect to 75% of its total assets, invest more than 5% of the value of its total assets in securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government and its agencies or instrumentalities, and repurchase agreements collateralized by such securities) or acquire more than 10% of the outstanding voting securities of any one issuer.
The above investment limitations cannot be changed without shareholder approval.
                                  NET ASSET VALUE
The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of Class A Shares in the market value of all securities and other assets of the Fund, subtracting the interest of Class A Shares in the liabilities of the Fund and those attributable to Class A Shares, and dividing the remainder by the total number of Class A Shares outstanding. The net asset value for Class A Shares may differ from that of Class B Shares and Class C Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.
The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
                               HOW TO PURCHASE SHARES


Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial institution (such as a bank or broker/dealer which has a sales agreement with the distributor) or by wire or by check directly to the Fund, with a minimum initial investment of $500. Additional investments can be made for as little as $100. The minimum initial and subsequent investment for retirement plans is only $50. (Financial institutions may impose different minimum investment requirements on their customers.)
In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased.


    WHAT SHARES COST
Shares are sold at their net asset value next determined after an order is received, plus a sales load as follows:
                                       SALES LOAD AS   DEALER
                         SALES LOAD AS  A PERCENTAGE  CONCESSION
                         A PERCENTAGE    OF NET      AS A PERCENTAGE
       AMOUNT OF         OF OFFERING    AMOUNT         OF PUBLIC
       TRANSACTION          PRICE       INVESTED     OFFERING PRICE
    Less than $50,000       5.50%        5.82%          5.00%
    $50,000 but less than $100,000       4.50%          4.71%    4.00%
    $100,000 but less than $250,000      3.75%          3.90%    3.25%
    $250,000 but less than $500,000      2.50%          2.56%    2.25%
    $500,000 but less than $1 million    2.00%          2.04%    1.80%
$1 million or greater       0.00%        0.00%          0.25%*


* See sub-section entitled "Dealer Concession."
No sales load is imposed for Shares purchased through bank trust departments, investment advisers registered under the Investment Advisers Act of 1940, as amended, or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or to shareholders designated as Liberty Life Members. However, investors who purchase Shares through a trust department, investment adviser, or retirement plan may be charged an additional service fee by the institution. Additionally, no sales load is imposed for Shares purchased through "wrap accounts" or similar programs, under which clients pay a fee or fees for services.
                                 DEALER CONCESSION
For sales of Shares, a dealer will normally receive up to 90% of the applicable sales load. Any portion of the sales load which is not paid to a dealer will be retained by the distributor. However, the distributor may offer to pay dealers up to 100% of the sales load retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. On purchases of $1 million or more, the investor pays no sales load; however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Shares outstanding at each month end.
The sales load for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp. Federated Securities Corp. may pay fees to banks out of the sales load in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of Shares.


                       REDUCING OR ELIMINATING THE SALES LOAD
The sales load can be reduced or eliminated on the purchase of Shares through:
      o quantity discounts and accumulated purchases;
      o concurrent purchases;
      o signing a 13-month letter of intent;
      o using the reinvestment privilege; or
      o purchases with proceeds from redemptions of unaffiliated investment company shares.
                    QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES
As shown in the table above, larger purchases reduce the sales load paid. The Fund will combine purchases of Shares made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales load. In addition, the sales load, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.
If an additional purchase of Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Shares having a current value at the public offering price of $30,000 and he purchases $20,000 more at the current public offering price, the sales load on the additional purchase according to the schedule now in effect would be 4.50%, not 5.50%.
To receive the sales load reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the purchase is made that Shares are already owned or that purchases are being combined. The Fund will reduce the sales load after it confirms the purchases.


                                CONCURRENT PURCHASES
For purposes of qualifying for a sales load reduction, a shareholder has the privilege of combining concurrent purchases of two or more funds in the Liberty Family of Funds, the purchase price of which includes a sales load. For example, if a shareholder concurrently invested $30,000 in one of the other funds in the Liberty Family of Funds with a sales load, and $20,000 in this Fund, the sales load would be reduced.
To receive this sales load reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the concurrent purchases are made. The Fund will reduce the sales load after it confirms the purchases.
                                  LETTER OF INTENT
If a shareholder intends to purchase at least $50,000 of shares of the funds in the Liberty Family of Funds (excluding money market funds) over the next 13 months, the sales load may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales load adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 5.50% of the total amount intended to be purchased in escrow (in Shares) until such purchase is completed.
 The Shares held in escrow in the shareholder's account will be released upon fulfillment of the letter of intent or the end of the 13-month period, whichever comes first. If the amount specified in the letter of intent is not purchased, an appropriate number of escrowed Shares may be redeemed in order to realize the difference in the sales load.
While this letter of intent will not obligate the shareholder to purchase Shares, each purchase during the period will be at the sales load applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Shares of any fund in the Liberty Family of Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. Prior trade prices will not be adjusted.
                               REINVESTMENT PRIVILEGE
If Shares in the Fund have been redeemed, the shareholder has the privilege, within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales load. Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales load. If the shareholder redeems his Shares in the Fund, there may be tax consequences.
        PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF UNAFFILIATED INVESTMENT
                                     COMPANIES
Investors may purchase Shares at net asset value, without a sales load, with the proceeds from the redemption of shares of an unaffiliated investment company that were purchased or sold with a sales load or commission and were not distributed by Federated Securities Corp. The purchase must be made within 60 days of the redemption, and Federated Securities Corp. must be notified by the investor in writing, or by his financial institution, at the time the purchase is made. From time to time, the Fund may offer dealers a payment of .50 of 1.00% for Shares purchased under this program. If Shares are purchased in this manner, Fund purchases will be subject to a contingent deferred sales charge for one year from the date of purchase. Shareholders will be notified prior to the implementation of any special offering as described above.
                 PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION
An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders placed through a financial institution are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00


p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.
                             PURCHASING SHARES BY WIRE
Once an account has been established, Shares may be purchased by wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received immediately. Payment for purchases which are subject to a sales load must be received within three business days following the order. Payment for purchases on which no sales load is imposed must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: State Street Bank and Trust Company, Boston, Massachusetts; Attn: EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.
                             PURCHASING SHARES BY CHECK
Once an account has been established, Shares may be purchased by sending a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).
    SPECIAL PURCHASE FEATURES
                           SYSTEMATIC INVESTMENT PROGRAM
Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund at the net asset value next determined after an order is received by the Fund, plus the sales load, if applicable. Shareholders should contact their financial institution or the Fund to participate in this program.
                                  RETIREMENT PLANS
Fund Shares can be purchased as an investment for retirement plans or IRA accounts. For further details, contact the Fund and consult a tax adviser.
                                 EXCHANGE PRIVILEGE
Class A shareholders may exchange all or some of their Shares for Class A Shares of other funds in the Liberty Family of Funds at net asset value. Shareholders of Class A Shares may also exchange into certain other funds for which affiliates of Federated Investors serve as investment adviser or principal underwriter ("Federated Funds") which are sold with a sales load different from that of the Fund's or with no sales load, and which are advised by subsidiaries or affiliates of Federated Investors. These exchanges are made at net asset value plus the difference between the Fund's sales load already paid and any sales load of the Federated Fund into which the Shares are to be exchanged, if higher. Neither the Fund nor any of the funds in the Liberty Family of Funds imposes any additional fees on exchanges. Shareholders in certain other Federated Funds may exchange their shares in the Federated Funds for Class A Shares.
                             REQUIREMENTS FOR EXCHANGE
Shareholders using this privilege must exchange Shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.
This privilege is available to shareholders resident in any state in which the shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.
Further information on the exchange privilege and prospectuses for the Liberty Family of Funds are available by contacting the Fund.
                                  TAX CONSEQUENCES
An exercise of the exchange privilege is treated as a sale for federal income tax purposes. Depending upon the circumstances, a capital gain or loss may be realized.
                                 MAKING AN EXCHANGE
Instructions for exchanges for the Liberty Family of Funds or certain Federated Funds may be given in writing or by telephone. Written instructions may require a signature guarantee. Shareholders of the Fund may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to Federated Services Company, 500 Victory Road--2nd Floor, North Quincy, Massachusetts 02171.
                               TELEPHONE INSTRUCTIONS
Telephone instructions made by the investor may be carried out only if a telephone authorization form completed by the investor is on file with the Fund. If the instructions are given by a broker, a telephone authorization form completed by the broker must be on file with the Fund. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Shares may be exchanged between two funds by telephone only if the two funds have identical shareholder registrations.
Any Shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Services Company, P.O. Box 8600, Boston, Massachusetts


02266-8600 and deposited to the shareholder's account before being exchanged. Telephone exchange instructions are recorded and will be binding upon the shareholder. Such instructions will be processed as of 4:00 p.m. (Eastern time) and must be received by the Fund before that time for Shares to be exchanged the same day. Shareholders exchanging into a fund will begin receiving dividends the following business day. This privilege may be modified or terminated at any time.
                                HOW TO REDEEM SHARES
Shares are redeemed at their net asset value, less any applicable contingent deferred sales charge, next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.
                  REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION
Shares of the Fund may be redeemed by calling your financial institution to request the redemption. Shares will be redeemed at the net asset value, less any applicable contingent deferred sales charge next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions (such as banks) must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.
                           REDEEMING SHARES BY TELEPHONE


Shares may be redeemed in any amount by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds will be mailed in the form of a check, to the shareholder's address of record or by wire transfer to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared.
Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.
                              REDEEMING SHARES BY MAIL
Shares may be redeemed in any amount by mailing a written request to: Federated Services Company, Fund Name, Fund Class, P.O. Box 8600, Boston, Massachusetts 02266-8600.
The written request should state: Fund Name and the Class designation; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. It is recommended that any share certificates be sent by insured mail with the written request. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a bank which is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange, or any other "eligible guarantor institution," as defined by the Securities and Exchange Act of 1934, as amended. The Fund does not accept signatures guaranteed by a notary public.
The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.
Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.


    SPECIAL REDEMPTION FEATURES
                           SYSTEMATIC WITHDRAWAL PROGRAM
Shareholders who desire to receive payments of a predetermined amount not less than $100 may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder.
Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his financial institution. Due to the fact that Shares are sold with a sales load, it is not advisable for shareholders to continue to purchase Shares while participating in this program.


    CONTINGENT DEFERRED SALES CHARGE
Class A Shares purchased under a periodic special offering with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales load and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of .50 of 1.00% for redemptions made within one full year of purchase. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption.
The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. The contingent deferred sales charge will not be imposed with respect to: (1) Shares acquired through the reinvestment of dividends or distributions of long-term capital gains; and (2) Shares held for more than one full year from the date of purchase. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. In computing the amount of the applicable contingent deferred sales charge, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than one full year from the date of purchase; (3) Shares held for less than one full year from the date of purchase on a first-in, first-out basis. A contingent deferred sales charge is not assessed in connection with an exchange of Fund Shares for shares of other funds in the Liberty Family of Funds in the same class (see "Exchange Privilege"). Any contingent deferred sales charge imposed at the time the exchanged-for Shares are redeemed is calculated as if the shareholder had held the shares from the date on which he became a shareholder of the exchanged-from Shares. Moreover, the contingent deferred sales charge will be eliminated with respect to certain redemptions (see "Elimination of Contingent Deferred Sales Charge").
    ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE
The contingent deferred sales charge will be eliminated with respect to the following redemptions: (1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; (2) redemptions representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2; and (3) involuntary redemptions by the Fund of Shares in shareholder accounts that do not comply with the minimum balance requirements. No contingent deferred sales charge will be imposed on redemptions of Shares held by Directors, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor; employees of any financial institution that sells Shares of the Fund pursuant to a sales agreement with the distributor; and spouses and children under the age of 21 of the aforementioned persons. Finally, no contingent deferred sales charge will be imposed on the redemption of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940, as amended, or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial institution, to the extent that no payments were advanced for purchases made through such entities. The Directors reserve the right to discontinue elimination of the contingent deferred sales charge. Shareholders will be notified of such elimination. Any Shares purchased prior to the termination of such waiver would have the contingent deferred sales charge eliminated as provided in the Fund's prospectus at the time of the purchase of the Shares. If a shareholder making a redemption qualifies for an elimination of the contingent deferred sales charge, the shareholder must notify Federated


Securities Corp. or the transfer agent in writing that he is entitled to such elimination.
                           ACCOUNT AND SHARE INFORMATION
                           CERTIFICATES AND CONFIRMATIONS
As transfer agent for the Fund, Federated Services Company maintains a Share account for each shareholder. Share certificates are not issued unless requested in writing to Federated Services Company.
Detailed confirmations of each purchase and redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during that month.
                                     DIVIDENDS
Dividends are declared and paid annually to all shareholders invested in the Fund on the record date. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date net asset value without a sales load, unless shareholders request cash payments on the new account form or by contacting the transfer agent. All shareholders on the record date are entitled to the dividend. If Shares are redeemed or exchanged prior to the record date or purchased after the record date, those Shares are not entitled to that year's dividend.
                                   CAPITAL GAINS
Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months.
                             ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account, except retirement plans, and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $500. This requirement does not apply, however, if the balance falls below the required minimum value because of changes in the net asset value of Shares. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.
                              CORPORATION INFORMATION
    MANAGEMENT OF THE CORPORATION
                                 BOARD OF DIRECTORS
The Corporation is managed by a Board of Directors. The Directors are responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.
                                 INVESTMENT ADVISER
Investment decisions for the Fund are made by the Fund's investment adviser, Federated Global Research Corp. (the "Adviser"), subject to direction by the Directors. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund. The Adviser's address is 175 Water Street, New York, New York 10038-4965.
                                   ADVISORY FEES
The Adviser receives an annual investment advisory fee equal to 1.10% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar objectives and policies. Under the investment advisory contract, which provides for the voluntary waiver of the advisory fee by the Adviser, the Adviser may voluntarily waive some or all of its fee. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities. The Adviser can terminate this voluntary waiver at any time in its sole discretion. The Adviser has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.


                                ADVISER'S BACKGROUND
Federated Global Research Corp., incorporated in Delaware on May 12, 1995, is a registered investment adviser under the Investment Advisers Act of 1940, as amended. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the Trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.
Federated Global Research Corp. and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.
Henry A. Frantzen has been the Fund's portfolio manager since its inception.
Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Fund's investment adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995. He was the Executive Vice President and Director of Equities at Oppenheimer Management Corporation from 1989 to 1991. Mr. Frantzen received his B.S. in finance and marketing from the University of North Dakota.
Drew J. Collins has been the Fund's portfolio manager since its inception. Mr. Collins joined Federated Investors in 1995 as a Senior Vice President of the Fund's investment adviser. Mr. Collins served as Vice President/Portfolio


Manager of international equity portfolios at Arnold and S. Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the University of Pennsylvania.
Mark S. Kopinski has been the Fund's portfolio manager since its inception. Mr. Kopinski joined Federated Investors in 1995 as a Vice President of the Fund's investment adviser. Mr. Kopinski served as Vice President/Portfolio Manager of international equity funds at Twentieth Century Mutual Funds from 1990 to 1995. Mr. Kopinski received his M.A. in Asian Studies from the University of Illinois. Alexandre de Bethmann has been the Fund's portfolio manager since its inception. Mr. de Bethmann joined Federated Investors in 1995 as a Vice President of the Fund's investment adviser. Mr. de Bethmann served as Assistant Vice President/Portfolio Manager for Japanese and Korean equities at the College Retirement Equities Fund from 1994 to 1995. He served as an International Equities Analyst and then as an Assistant Portfolio Manager at the College Retirement Equities Fund between 1987 and 1994. Mr. de Bethmann received his M.B.A. in Finance from Duke University.
Both the Corporation and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Directors, and could result in severe penalties.


    DISTRIBUTION OF CLASS A SHARES
Federated Securities Corp. is the principal distributor for Shares of the Fund. Federated Securities Corp. is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.
                     DISTRIBUTION PLAN AND SHAREHOLDER SERVICES
Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the distributor may be paid a fee in an amount computed at an annual rate of up to .25 of 1% of the average daily net assets of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The Fund does not currently make payments to the distributor or charge a fee under the Distribution Plan for Shares, and shareholders will be notified if the Fund intends to charge a fee under the Distribution Plan. For Shares, the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.
The Distribution Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by Shares under the Plan.
In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25 of 1% of the average daily net asset value of Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts ("Shareholder Services"). Under the Shareholder Services Agreement, Federated Shareholder Services will either perform Shareholder Services directly or will select financial institutions to perform Shareholder Services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.
In addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of sales services, distribution-related support services, or shareholder services.
The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Directors will consider appropriate changes in the services.
State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state laws.
                      OTHER PAYMENTS TO FINANCIAL INSTITUTIONS
Federated Securities Corp. will pay financial institutions, at the time of purchase, an amount equal to .50 of 1% of the net asset value of Shares purchased by their clients or customers under certain qualified retirement plans as approved by Federated Securities Corp. (Such payments are subject to a reclaim from the financial institution should the assets leave the program within 12 months after purchase.)
Furthermore, the distributor may offer to pay a fee from its own assets to financial institutions as financial assistance for providing substantial marketing and sales support. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates.
    ADMINISTRATION OF THE FUND
                              ADMINISTRATIVE SERVICES
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate which relates to the average aggregate daily net assets of all Federated Funds as specified below:
               MAXIMUM                  AVERAGE AGGREGATE DAILY NET
            ADMINISTRATIVE FEE          ASSETS OF THE FEDERATED FUNDS
               .15 of 1%                on the first $250 million
               .125 of 1%               on the next $250 million
               .10 of 1%                on the next $250 million
               .075 of 1%               on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.


                                   CUSTODIAN
State Street Bank and Trust Company, P.O. Box 8600, Boston, Massachusetts 02266-8600, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.
                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600, is transfer agent for the Shares of the Fund, and dividend disbursing agent for the Fund.
                                INDEPENDENT AUDITORS
The independent auditors for the Fund are Ernst & Young LLP, One Oxford Centre, Pittsburgh, Pennsylvania 15219.
    EXPENSES OF THE FUND AND CLASS A SHARES
Holders of Shares pay their allocable portion of Corporation and portfolio expenses.
The Corporation expenses for which holders of Class A Shares pay their allocable portion include, but are not limited to: the cost of organizing the Corporation and continuing its existence; registering the Corporation with federal and state securities authorities; Directors' fees; auditors' fees; the cost of meetings of Directors; legal fees of the Corporation; association membership dues; and such non-recurring and extraordinary items as may arise from time to time.
The portfolio expenses for which holders of Class A Shares pay their allocable portion include, but are not limited to: registering the portfolio and Class A Shares of the portfolio; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise from time to time.
At present, the only expenses which are allocated specifically to Class A Shares as a class are expenses under the Corporation's Distribution Plan and fees for Shareholder Services. However, the Directors reserve the right to allocate certain other expenses to holders of Class A Shares as they deem appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: distribution fees; transfer agent fees as identified by the transfer agent as attributable to holders of Class A Shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and to state securities commissions; expenses related to administrative personnel and services as required to support holders of Class A Shares; legal fees relating solely to Class A Shares; and Directors' fees incurred as a result of issues related solely to Class A Shares.
    BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Directors.
                              SHAREHOLDER INFORMATION
    VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of each Fund or class in the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.


As a Maryland corporation, the Corporation is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Corporation's or the Fund's operation and for the election of Directors under certain circumstances.
Directors may be removed by the Directors or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the written request of shareholders owning at least 10% of the Corporation's outstanding shares of all series entitled to vote.
                                  TAX INFORMATION
    FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of the Code, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. However, the Fund may invest in the stock of certain foreign corporations which would constitute a Passive Foreign Investment Company ("PFIC"). Federal income taxes may be imposed on the Fund upon disposition of PFIC investments.
The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Corporation's other portfolios will not be combined for tax purposes with those realized by the Fund.
Investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduced tax rates or exemptions on this income. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is unknown. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.
Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions,


received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed.
Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.
If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Furthermore, shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.
    PENNSYLVANIA PERSONAL PROPERTY TAXES
Shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.
Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.
                              PERFORMANCE INFORMATION
From time to time, the Fund advertises its total return and yield for Class A Shares.
Total return represents the change, over a specific period of time, in the value of an investment in Class A Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.
The yield of Class A Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Class A Shares over a thirty-day period by the maximum offering price per share of each class on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Class A Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
The performance information reflects the effect of non-recurring charges, such as the maximum sales load or contingent deferred sales charges, which, if excluded, would increase the total return and yield.
Total return and yield will be calculated separately for Class A Shares, Class B Shares, and Class C Shares.
From time to time, advertisements for Class A Shares of the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Class A Shares to certain indices.
                              OTHER CLASSES OF SHARES
As of the date of this prospectus, the Fund also offers two other classes of shares called Class B Shares and Class C Shares. This prospectus relates only to Class A Shares.
Class B Shares are sold primarily to customers of financial institutions, subject to a maximum contingent deferred sales charge of 5.50%. The Fund has also adopted a Distribution Plan whereby the distributor is paid a fee of up to
 .75 of 1% and a Shareholder Services fee of up to .25 of 1% of the Class B Shares' average daily net assets with respect to Class B Shares. Investments in Class B Shares are subject to a minimum initial investment of $1,500, unless the investment is in a retirement account, in which case the minimum investment is $50.


Class C Shares are sold primarily to customers of financial institutions at net asset value with no initial sales load. Class C Shares are distributed pursuant to a Distribution Plan adopted by the Fund whereby the distributor is paid a fee of up to .75 of 1%, in addition to a Shareholder Services fee of .25 of 1% of the Class C Shares' average daily net assets. In addition, Class C Shares may be subject to certain contingent deferred sales charges. Investments in Class C Shares are subject to a minimum initial investment of $1,500, unless the investment is in a retirement account, in which case the minimum investment is $50.
Class A Shares, Class B Shares, and Class C Shares are subject to certain of the same expenses. Expense differences, however, among Class A Shares, Class B Shares, and Class C Shares may affect the performance of each class.
To obtain more information and a prospectus for either Class B Shares or Class C Shares, investors may call 1-800-235-4669 or contact their financial institution.





                                FEDERATED ASIA PACIFIC GROWTH FUND
                                (A portfolio of World Investment Series, Inc.)

                                Class A Shares






                                      Prospectus


                                      An Open-End, Diversified Management
                                      Investment Company

                                      February 13, 1996




         FEDERATED SECURITIES CORP.

          Distributor
          A subsidiary of FEDERATED INVESTORS
          G01470-01 (11/95)
          Federated Investors Tower
          Pittsburgh, PA  15222-3779



                            FEDERATED ASIA PACIFIC GROWTH FUND
                     (A PORTFOLIO OF WORLD INVESTMENT SERIES, INC.)
                                 CLASS A SHARES
                                 CLASS B SHARES
                                 CLASS C SHARES
                  COMBINED STATEMENT OF ADDITIONAL INFORMATION
   This Combined Statement of Additional Information should be read with the combined prospectus for
   Class A Shares, Class B Shares, and Class C Shares, or the stand-alone prospectus for Class A Shares of Federated Asia Pacific Growth Fund (the "Fund") dated February 13, 1996. This Statement is not a prospectus itself. To receive a copy of either prospectus, write or call the Fund.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779

   Statement dated February 13, 1996




           A subsidiary of FEDERATED INVESTORS CORP.
           Distributor


   GENERAL INFORMATION ABOUT THE              WORLD INVESTMENT SERIES, INC.
     FUND                     3                MANAGEMENT               34

   INVESTMENT OBJECTIVE AND POLICIES           Fund Ownership           42
                              3                Directors Compensation   42
                                              INVESTMENT ADVISORY SERVICES   44
     Convertible Securities   3
     Warrants                 4                Adviser to the Fund      44
     Sovereign Debt Obligations4               Advisory Fees            44
     When-Issued and Delayed Delivery          Other Related Services   45
      Transactions            5               ADMINISTRATIVE SERVICES   45
     Lending of Portfolio Securities
                                              TRANSFER AGENT AND DIVIDEND
                              5
                                               DISBURSING AGENT         46
     Repurchase Agreements    6
     Reverse Repurchase Agreements 6          BROKERAGE TRANSACTIONS    46
     Restricted and Illiquid
      Securities              7
     Futures and Options      8
     Foreign Currency Transactions 21
     Special Considerations Affecting
      Asia and the Pacific Rim26
     Special Considerations Affecting
      Emerging
      Markets                26
     Additional Risk Considerations
                             27
     Portfolio Turnover      28
     Investment Limitations  28


   PURCHASING SHARES         47                Broker/Dealers and Bank
                                                Broker/Dealer Subsidiaries   58
     Distribution Plan and
                                              APPENDIX                  58
      Shareholder Services Agreement
                             47
     Conversion to Federal Funds   48
     Purchases by Sales
      Representatives, Directors, and
      Employees of the Fund  48
   DETERMINING NET ASSET VALUE49

     Determining Market Value of
      Securities             49
     Trading in Foreign Securities 50
   REDEEMING SHARES          50

     Redemption in Kind      51
   TAX STATUS                52

     The Fund's Tax Status   52
     Foreign Taxes           52
     Shareholders' Tax Status52
   TOTAL RETURN              53

   YIELD                     53

   PERFORMANCE COMPARISONS   54

   ABOUT FEDERATED INVESTORS 56

     Mutual Fund Market      57
     Institutional           57
     Trust Organizations     57


    GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio of World Investment Series, Inc. (the "Corporation"), which was established as a corporation under the laws of the state of Maryland on January 25, 1994.
Shares of the Fund are offered in three classes known as Class A Shares, Class B Shares, and Class C Shares (individually and collectively referred to as "Shares" as the context may require). This Combined Statement of Additional Information relates to all three classes of the above-mentioned Shares.
    INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund is to provide long-term growth of capital. Any income realized from the portfolio is incidental. The Fund pursues its investment objective by investing primarily in equity securities of Asian and Pacific Rim companies. The investment objective cannot be changed without the approval of shareholders.
    CONVERTIBLE SECURITIES
The convertible bonds and convertible preferred stocks in which the Fund may invest generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The prices of fixed income securities fluctuate inversely to the direction of interest rates. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock.
Convertible securities are senior to equity securities, and therefore have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than nonconvertible securities of similar quality. The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stocks when, in the investment adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving it investment objective. Otherwise, the Fund will hold or trade the convertible securities.
    WARRANTS
The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.
    SOVEREIGN DEBT OBLIGATIONS
The Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of countries with emerging markets or developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments, such as loans or loan participations. Sovereign debt of emerging market or developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors. The Fund may also invest in debt obligations of supranational entities, which include international organizations designed or supported by governmental entities to promote economic reconstruction or development, and international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (World Bank), European Investment Bank and Inter-American Development Bank.


    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
    LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
    REPURCHASE AGREEMENTS
The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Corporation's Board of Directors (the "Directors").
    REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future, the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.
    RESTRICTED AND ILLIQUID SECURITIES
The ability of the Directors to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933, as amended (the "Rule"). The Rule is a non-exclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Fund believes that the staff of the SEC has left the question of determining the liquidity of all restricted securities to the Directors. The Directors may consider the following criteria in determining the liquidity of certain restricted securities:
      o the frequency of trades and quotes for the security;
      o the number of dealers willing to purchase or sell the security and the number of other potential buyers;
      o dealer undertakings to make a market in the security; and
      o the nature of the security and the nature of the marketplace trades. Notwithstanding the foregoing, securities of foreign issuers which are not listed on a recognized domestic or foreign exchange or for which a bona fide market does not exist at the time of purchase or subsequent transaction shall be treated as illiquid securities by the Directors.


    FUTURES AND OPTIONS
The Fund may attempt to hedge all or a portion of its portfolio or gain relatively rapid, liquid, and cost-effective exposure to certain markets by buying and selling futures contracts and options on futures contracts.
     FUTURES CONTRACTS
     The Fund may engage in futures contracts. A futures contract is a firm commitment by two parties, the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. However, a securities index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index was originally written. No physical delivery of the underlying securities in the index is made.
     The purpose of the acquisition or sale of a futures contract by the Fund is to protect the Fund from fluctuations in the value of its securities caused by unanticipated changes in interest rates or market conditions without necessarily buying or selling the securities. For example, in the fixed income securities market, price generally moves inversely to interest rates. A rise in rates generally means a drop in price. Conversely, a drop in rates generally means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the anticipated holding period. The Fund would "go long" (i.e., agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates. The Fund may also invest in securities index futures contracts when the investment adviser believes such investment is more efficient, liquid, or cost-effective than investing directly in the securities underlying the index.
     STOCK INDEX OPTIONS
     The Fund may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index.
     The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indices will be subject to the ability of the investment adviser to predict correctly movements in the direction of the stock market generally or of a particular industry.
     PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS
     The Fund may purchase listed or over-the-counter put options on financial futures contracts. The Fund would use these options only to protect portfolio securities against decreases in value resulting from market factors such as anticipated increase in interest rates, or when the investment adviser believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms.


     Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the realized decrease in value of the hedged securities. Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.
     The Fund may write listed or over-the counter put options on financial futures contracts to hedge its portfolio or when the investment adviser believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When the Fund writes a put option on a futures contract, it receives a cash premium which can be used in whatever way is deemed most advantageous to the Fund. In exchange for such premium, the Fund grants to the purchaser of the put the right to receive from the Fund, at the strike price, a short position in such futures contract, even though the strike price upon exercise of the option is greater than the value of the futures position received by such holder. If the value of the underlying futures position is not such that exercise of the option would be profitable to the option holder, the option will generally expire without being exercised. The Fund has no obligation to return premiums paid to it whether or not the option is exercised. It will generally be the policy of the Fund, in order to avoid the exercise of an option sold by it, to cancel its obligation under the option by entering into a closing purchase transaction, if available, unless it is determined to be in the Fund's interest to deliver the underlying futures position. A closing purchase transaction consists of the purchase by the Fund of an option having the same term as the option sold by the Fund, and has the effect of canceling the Fund's position as a seller. The premium which the Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying futures position at the time of each transaction.
     CALL OPTIONS ON FINANCIAL AND STOCK INDEX FUTURES CONTRACTS
     In addition to purchasing put options on futures, the Fund may write listed call options or over-the-counter call options on financial and stock index futures contracts (including cash-settled stock index options), to hedge its portfolio against an increase in market interest rates, a decrease in stock prices, or when the investment adviser believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As stock prices fall or market interest rates rise and cause the price of futures to decrease, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.
     In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund's portfolio securities. Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund may then substantially offset the realized decrease in value of the hedged securities.
     When the Fund purchases a call on a financial futures contract, it receives in exchange for the payment of a cash premium the right, but not the obligation, to enter into the underlying futures contract at a strike price determined at the time the call was purchased, regardless of the comparative market of such futures position at the time the option is exercised. The holder of a call option has the right to receive a long (or buyer's) position in the underlying futures contract.
     The Fund generally will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus the unrealized loss or minus the unrealized gain on those open positions, adjusted for the correlation between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.
      "MARGIN" IN FUTURES TRANSACTIONS
     Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that initial margin in futures transactions does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.
     A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions.
     The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.
     PURCHASING PUT AND CALL OPTIONS ON PORTFOLIO SECURITIES
     The Fund may purchase put and call options on portfolio securities to protect against price movements in particular securities in its portfolio.


     A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. A call option gives the Fund, in return for a premium, the right to buy the underlying securities from the seller.
     WRITING COVERED PUT AND CALL OPTIONS ON PORTFOLIO SECURITIES
     The Fund may write covered put and call options to generate income and thereby protect against price movements in particular securities in the Fund's portfolio. As the writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. As the writer of a put option, the Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option.
     The Fund may only write call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration). In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities. OVER-THE-COUNTER OPTIONS
     The Fund may purchase and write over-the-counter options ("OTC options") on portfolio securities or in securities indexes in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund or when the securities indexes are not traded on an exchange.
     OTC options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while OTC options may not.




RISKS
     OPTIONS
      Certain hedging vehicles have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the adviser's view as to certain market movements is incorrect, the risk that the use of such hedging strategies could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may both be liquid in all circumstances and certain over-the-counter options may have not markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchase of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of hedging strategies would reduce net asset value, and possibly income, and such losses can be greater than if the hedging strategies had not been utilized.
     COMBINED TRANSACTIONS
     The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transaction (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single hedging strategy, as part of a single or combined strategy when, in the opinion of the investment adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the investment adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.
     SWAPS, CAPS, FLOORS AND COLLARS
     Among the hedging strategies into which the Fund may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors, and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rating payments of fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.
     The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors, and collars are entered into for good faith hedging purposes, the investment adviser and the Fund believe such obligations do not constitute senior securities under the Investment Company Act of 1940, as amended, and, accordingly, will not treat them as being subject to its borrowing restrictions. There is no minimal acceptable rating for a swap, cap, floor, or collar to be purchased or held in the Fund's portfolio. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.
     RISKS OF HEDGING STRATEGIES OUTSIDE THE U.S.
     When conducted outside the U.S., hedging strategies may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S.,
     (iv) the imposition of different exercise and settlement terms and procedures and the margin requirements than in the U.S., and (v) lower trading volume and liquidity.
     USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS
     Many hedging strategies, in addition to other requirements, require that the Fund segregate liquid high grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high grade securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid high grade assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate liquid high grade assets equal to the exercise price.
     Except when the Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate liquid high grade assets equal to the amount of the Fund's obligations.
     OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OTC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount.


     These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OTC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OTC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, and the Fund will segregate an equal amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.
     In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possibly daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.
     Strategic transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and hedging strategies. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other hedging strategies may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.
     The Fund's activities involving hedging strategies may be limited by the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") for qualification as a regulated investment company. (See "Tax Status")
    FOREIGN CURRENCY TRANSACTIONS
     CURRENCY RISKS
     The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. dollars, the Fund may not convert its holdings of foreign currencies to U.S. dollars daily. The Fund may incur conversion costs when it converts its holdings to another currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Fund buys and sells currencies.
     The Fund will engage in foreign currency exchange transactions in connection with its portfolio investments. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.
     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
     The Fund may enter into forward foreign currency exchange contracts in order to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. The investment adviser believes that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in the Fund's best interest to do so. The Fund will not speculate in foreign currency exchange.
     The Fund will not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts when it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge" denominated in a currency or currencies that the investment adviser believes will tend to be closely correlated with that currency with regard to price movements. Generally, the Fund will not enter into a forward foreign currency exchange contract with a term longer than one year.
     FOREIGN CURRENCY OPTIONS
     A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency.


     When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration.
     A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if the Fund was holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, the Fund would not have to exercise its put option. Likewise, if the Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the Fund would not have to exercise its call. Instead, the Fund could acquire in the spot market the amount of foreign currency needed for settlement.
     SPECIAL RISKS ASSOCIATED WITH FOREIGN CURRENCY OPTIONS
     Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain risks associated with foreign currency options. The markets in foreign currency options are relatively new, and the Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Fund will not purchase or write such options unless and until, in the opinion of the investment adviser, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.
     In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally. The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.
     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.
     FOREIGN CURRENCY FUTURES TRANSACTIONS


     By using foreign currency futures contracts and options on such contracts, the Fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. The Fund may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.
     SPECIAL RISKS ASSOCIATED WITH FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS
     Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on currencies, as described above.
     Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Fund will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the investment adviser, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.


    SPECIAL CONSIDERATIONS AFFECTING ASIA AND THE PACIFIC RIM
Investment in securities of issuers domiciled in Japan and Hong Kong entails special considerations. Overseas trade is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Because of the concentration of Japanese exports in highly visible products, Japan has had difficult relations with its trading partners, particularly the U.S., where the trade imbalance is the greatest. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short and the long term. The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced.
Hong Kong is a British colony which will transfer sovereignty to the Peoples Republic of China in 1997. China has espoused policies antagonistic to free enterprise capitalism and democracy. There can be no guarantee that property rights will continue to be safeguarded in Hong Kong after 1997, although recently, China has moved toward free enterprise, and has established stock exchanges of its own.
Some Southeast Asian countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is the risk that certain Southeast Asian countries may restrict the free conversion of their currencies into other currencies. Further, certain Southeast Asian currencies may not be internationally traded. Any devaluations in currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund's net asset value.
    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS
Investing in the securities of issuers domiciled in emerging markets, including certain Asian markets such as Taiwan, Malaysia and Indonesia, may entail special risks relating to the potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.
Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause price to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.
Settlement mechanisms in emerging securities markets may be less efficient and less reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.
    ADDITIONAL RISK CONSIDERATIONS
The Directors consider at least annually the likelihood of the imposition by any foreign government of exchange control restrictions which would affect the liquidity of the Fund's assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Directors also consider the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories. However, in the absence of willful misfeasance, bad faith or gross negligence on the part of the investment adviser, any losses resulting from the holding of the Fund's portfolio securities in foreign countries and/or with securities depositories will be at the risk of shareholders. No assurance can be given that the Directors' appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments might not occur.
    PORTFOLIO TURNOVER
Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The investment adviser does not anticipate that portfolio turnover will result in adverse tax consequences. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of portfolio turnover exceeding 100%; however, the relative performance of the Fund's investments may make a realignment of the Fund's portfolio desirable from time to time. The frequency of such portfolio realignments will be determined by market conditions. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly.
    INVESTMENT LIMITATIONS
The following investment limitations are fundamental (except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities" under the Investment Company Act of 1940, as amended, or assets exempted by the SEC) in an open-end investment company with substantially the same investment objectives):
     SELLING SHORT AND BUYING ON MARGIN


     The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.
     ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed, and except to the extent that the Fund may enter into futures contracts. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.
     PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In these cases, the Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis; and
     (b) collateral arrangements with respect to: (i) the purchase and sale of securities options (and options on securities indexes) and (ii) initial or variation margin for futures contracts.
     CONCENTRATION OF INVESTMENTS


     The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities.
     INVESTING IN COMMODITIES
     The Fund will not invest in commodities, except that the Fund reserves the right to engage in transactions involving futures contracts, options, and forward contracts with respect to securities, securities indexes or currencies.
     INVESTING IN REAL ESTATE
     The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate. LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except portfolio securities.
     This shall not prevent the Fund from purchasing or holding U.S. government obligations, corporate bonds, money market instruments, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations or the Corporation's Articles of Incorporation.
     UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
     DIVERSIFICATION OF INVESTMENTS


     With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.
The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval (except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities" under the Investment Company Act of 1940, as amended, or assets exempted by the SEC) in an open-end investment company with substantially the same investment objectives). Shareholders will be notified before any material changes in these limitations become effective.
     INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of its total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general. The Fund will purchase securities of investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees, and, therefore, any investment by the


     Fund in shares of another investment company would be subject to such duplicate expenses.
     INVESTING IN ILLIQUID SECURITIES
    The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable time deposits with maturities over seven days, over-the-counter options, swap agreements not determined to be liquid, and certain restricted securities not determined by the Directors to be liquid.
     INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in securities of issuers with records of less than three years of continuous operations, including the operation of any predecessor.
     INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND DIRECTORS OF THE CORPORATION
     The Fund will not purchase or retain the securities of any issuer if the officers and Directors of the Corporation or the Fund's investment adviser, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
     INVESTING IN MINERALS
     The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, although it may invest in the securities of issuers which invest in or sponsor such programs. PURCHASING SECURITIES TO EXERCISE CONTROL
     The Fund will not purchase securities of a company for the purpose of exercising control or management.
     INVESTING IN PUT OPTIONS
     The Fund will not purchase put options on securities or futures contracts, unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. WRITING COVERED CALL OPTIONS
     The Fund will not write call options on securities unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.
     INVESTING IN WARRANTS
     The Fund will not invest more than 5% of the value of its net assets in warrants, including those acquired in units or attached to other securities. No more than 2% of the Fund's net assets, to be included within the overall 5% limit on investments in warrants, may be warrants which are not listed on the New York or American Stock Exchanges. For purposes of this investment restriction, warrants will be valued at the lower of cost or market, except that warrants acquired by the Fund in units with or attached to securities may be deemed to be without value.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund has no present intent to borrow money, pledge securities, or invest in reverse repurchase agreements in excess of 5% of the value of its total assets in the coming fiscal year. In addition, the Fund expects to lend not more than 5% of its total assets in the coming fiscal year.
To comply with registration requirements in certain states, the Fund (1) will limit the aggregate value of the assets underlying covered call options or put options written by the Fund to not more than 25% of its net assets, (2) will limit the premiums paid for options purchased by the Fund to 5% of its net assets, and (3) will limit the margin deposits on futures contracts entered into by the Fund to 5% of its net assets. (If state requirements change, these restrictions may be revised without shareholder notification.)
For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."
    WORLD INVESTMENT SERIES, INC. MANAGEMENT

Officers and Directors are listed with their addresses, birthdates, present positions with World Investment Series, Inc., and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Director
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Director


Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Director
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Director
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.


James E. Dowd


571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Director
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Director
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Richard B. Fisher *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
President and Director
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Director
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Director
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.


Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Director


Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Director
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.




Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Director
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.




Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Director
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Director of the Company.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President


Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.




John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer


Senior Vice President, Controller, and Trustee, Federated Investors; Controller, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Senior Vice President, Federated Shareholder Services; Vice President, Federated Administrative Services; Treasurer of some of the Funds.


* This Director is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
@ Member of the Executive Committee. The Executive Committee of the Board of Directors handles the responsibilities of the Board of Directors between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series;


Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trademark Funds; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; and World Investment Series, Inc.
    FUND OWNERSHIP
Officers and Directors own less than 1% of the Fund's outstanding Shares.


    DIRECTORS COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
CORPORATION     CORPORATION *#      FROM FUND COMPLEX +


John F. Donahue  $ 0       $0 for the Corporation and
Chairman and Director         68 other investment companies in the Fund Complex

Thomas G. Bigley $ 0       $20,688 for the Corporation and


Director                   49 other investment companies in the Fund Complex

John T. Conroy, Jr.        $ 0     $117,202 for the Corporation and
Director                   64 other investment companies in the Fund Complex

William J. Copeland        $ 0     $117,202 for the Corporation and
Director                   64 other investment companies in the Fund Complex

James E. Dowd    $ 0       $117,202 for the Corporation and
Director                   64 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D.    $ 0     $106,460 for the Corporation and
Director                   64 other investment companies in the Fund Complex

Richard B. Fisher$ 0       $0 for the Corporation and
President and Director        8 other investment companies in the Fund Complex

Edward L. Flaherty, Jr.    $ 0     $117,202 for the Corporation and
Director                   64 other investment companies in the Fund Complex

Peter E. Madden  $ 0       $90,563 for the Corporation and
Director                   64 other investment companies in the Fund Complex

Gregor F. Meyer  $ 0       $106,460 for the Corporation and
Director                   64 other investment companies in the Fund Complex

John E. Murray, Jr.        $ 0     $0 for the Corporation and
Director                   69 other investment companies in the Fund Complex


Wesley W. Posvar $ 0       $106,460 for the Corporation and
Director                   64 other investment companies in the Fund Complex

Marjorie P. Smuts$ 0       $106,460 for the Corporation and
Director                   64 other investment companies in the Fund Complex


*Information is furnished for the period from January 26, 1994 (organization date of the Corporation) to November 30, 1994.
#The aggregate compensation is provided for the Corporation which was comprised of 1 portfolio, as of
November 30, 1994.
+The information is provided for the last calendar year end.
    INVESTMENT ADVISORY SERVICES

    ADVISER TO THE FUND
The Fund's investment adviser is Federated Global Research Corp. (the "Adviser"). It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.
The Adviser shall not be liable to the Corporation, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.
    ADVISORY FEES
For its advisory services, the Adviser receives an annual investment advisory fee as described in each prospectus.
     STATE EXPENSE LIMITATIONS


     The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the Adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
    OTHER RELATED SERVICES
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of shares of funds offered by Federated Securities Corp.
    ADMINISTRATIVE SERVICES

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in each prospectus. Dr. Henry J. Gailliot, an officer of Federated Global Research Corp., the Adviser to the Fund, holds approximately 20% of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Administrative Services.


    TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company serves as transfer agent and dividend disbursing agent for the Fund. The fee paid to the transfer agent is based upon the size, type, and number of accounts and transactions made by shareholders.
Federated Services Company also maintains the Fund's accounting records. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
    BROKERAGE TRANSACTIONS

The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include:
      o advice as to the advisability of investing in securities;
      o security analysis and reports;
      o economic studies;
      o industry studies;
      o receipt of quotations for portfolio evaluations; and
      o similar services.
The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relation to the value of the brokerage and research services provided.
Research services provided by brokers may be used by the Adviser or by affiliates of Federated Investors in advising other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
The Adviser may engage in other non-U.S. transactions that may have adverse effects on the market for securities in the Fund's portfolio. The Adviser is not obligated to obtain any material non-public ("inside") information about any securities issuer, or to base purchase or sale recommendations on such information.
    PURCHASING SHARES

Except under certain circumstances described in each prospectus, Shares are sold at their net asset value (plus a sales load on Class A Shares only) on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in each prospectus under "How To Purchase Shares."
    DISTRIBUTION PLAN AND SHAREHOLDER SERVICES AGREEMENT
These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services as appropriate, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Distribution Plan, the Directors expect that the Class A Shares, Class B Shares, and Class C Shares of the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.
Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
    CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. Federated Services Company acts as the shareholder's agent in depositing checks and converting them to federal funds.
    PURCHASES BY SALES REPRESENTATIVES, DIRECTORS, AND EMPLOYEES OF THE FUND Directors, employees, and sales representatives of the Fund, Federated Global Research Corp., and Federated Securities Corp. or their affiliates, or any investment dealer who has a sales agreement with Federated Securities Corp. and their spouses and children under 21, may buy Class A Shares at net asset value without a sales load. Shares may also be sold without a sales load to trusts or pension or profit-sharing plans for these people.


These sales are made with the purchaser's written assurance that the purchase is for investment purposes and that the securities will not be resold except through redemption by the Fund.
    DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in each prospectus.
    DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities, other than options, are determined as follows:
      o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
      o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
      o for bonds and other fixed income securities, as determined by an independent pricing service;
      o for short-term obligations, according to the prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and
      o for all other securities, at fair value as determined in good faith by the Directors.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: insititutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Fund will value futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges unless the Directors determine in good faith that another method of valuing such investments is necessary.
    TRADING IN FOREIGN SECURITIES
Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange. In computing the net asset value, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation may be done by others.
    REDEEMING SHARES

The Fund redeems Shares at the next computed net asset value, less any applicable contingent deferred sales charge, after the Fund receives the redemption request. Redemption procedures are explained in each prospectus under "How To Redeem Shares." Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.
Class B Shares redeemed within six years of purchase and Class C Shares and applicable Class A Shares redeemed within one year of purchase may be subject to a contingent deferred sales charge. The amount of the contingent deferred sales charge is based upon the amount of the administrative fee paid at the time of purchase by the distributor to the financial institution for services rendered, and the length of time the investor remains a shareholder in the Fund. Should financial institutions elect to receive an amount less than the administrative fee that is stated in the prospectus for servicing a particular shareholder, the contingent deferred sales charge and/or holding period for that particular shareholder will be reduced accordingly.
Since portfolio securities of the Fund may be traded on foreign exchanges which trade on Saturdays or on holidays on which the Fund will not make redemptions, the net asset value of each class of Shares of the Fund may be significantly affected on days when shareholders do not have an opportunity to redeem their Shares.
    REDEMPTION IN KIND
Although the Corporation intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the respective Fund's portfolio. To the extent available, such securities will be readily marketable.
The Corporation has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940, as amended, under which the Corporation is obligated to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the respective class's net asset value during any 90-day period.
Any redemption beyond this amount will also be in cash unless the Directors determine that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Directors deem fair and equitable.
Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.


    TAX STATUS

    THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
      o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
      o derive less than 30% of its gross income from the sale of securities held less than three months;
      o invest in securities within certain statutory limits; and
      o distribute to its shareholders at least 90% of its net income earned during the year.
However, the Fund may invest in the stock of certain foreign corporations which would constitute a Passive Foreign Investment Company ("PFIC"). Federal income taxes may be imposed on the Fund upon disposition of PFIC investments.
    FOREIGN TAXES
Investment income on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.
    SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional Shares. The Fund's dividends, and any short-term capital gains, are taxable as ordinary income.
     CAPITAL GAINS


     Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Fund Shares.
    TOTAL RETURN

The average annual total return for each class of Shares of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the net asset value per share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales load, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.
Any applicable contingent deferred sales charge is deducted from the ending value of the investment based on the lesser of the original purchase price or the net asset value of Shares redeemed.
    YIELD

The yield for each class of Shares of the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by any class of Shares over a thirty-day period by the maximum offering price per share of the respective class on the last day of the period. This value is annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to the shareholders.


To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in any class of Shares, the performance will be reduced for those shareholders paying those fees.
    PERFORMANCE COMPARISONS

The performance of each of the classes of Shares depends upon such variables as:
      o portfolio quality;
      o average portfolio maturity;
      o type of instruments in which the portfolio is invested;
      o changes in interest rates and market value of portfolio securities;
      o changes in the Fund's or any class of Shares' expenses; and
      o various other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return. Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
      o STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS (S&P
        500), a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S & P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.
      o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, the Fund will quote its Lipper ranking in the "pacific region funds" category in advertising and sales literature.
      o MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDICES, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE Index is an unmanaged index of more than 1,000 companies of Europe, Australia, and the Far East.
      o IBBOTSON ASSOCIATES INTERNATIONAL BOND INDEX, which provides a detailed breakdown of local market and currency returns since 1960.
      o BEAR STEARNS FOREIGN BOND INDEX, which provides simple average returns for individual countries and GNP-weighted index, beginning in 1975.
        The returns are broken down by local market and currency.
      o MORNINGSTAR, INC. , an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
From time to time, the Fund may quote information including but not limited to data regarding: individual countries, regions, world stock exchanges, and economic and demographic statistics from sources deemed reliable.
Advertisements and other sales literature for any class of Shares may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in any class of Shares based on annual reinvestment of dividends over a specified period of time.
From time to time as it deems appropriate, the Fund may advertise the performance of any class of Shares using charts, graphs, and descriptions, compared to federally insured bank products including certificates of deposit and time deposits and to money market funds using the Lipper Analytical Services money market instruments average. In addition, advertising and sales literature for the Fund may use charts and graphs to illustrate the principles of dollar-cost averaging and may disclose the amount of dividends paid by the Fund over certain periods of time.
Advertisements may quote performance information which does not reflect the effect of the sales load on Class A Shares.
    ABOUT FEDERATED INVESTORS

Federated Investors ("Federated") is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
In the equity sector, Federated has more than 25 years' experience. As of December 31, 1994, Federated managed 15 equity funds totaling approximately $4 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


J. Thomas Madden, Executive Vice President, oversees Federated's equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated's international portfolios.
    MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
    INSTITUTIONAL
Federated meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
*source:  Investment Company Institute


    TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios.


The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
    BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated mutual funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.


    APPENDIX

    STANDARD AND POOR'S RATINGS GROUP LONG TERM DEBT RATING DEFINITIONS AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's Ratings Group. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.
A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.
CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.
C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
CI--The rating CI is reserved for income bonds on which no interest is being paid.
D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's Ratings Group believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


    MOODY'S INVESTORS SERVICE, INC. LONG TERM BOND RATING DEFINITIONS
AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities. A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA--Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


B--Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
    FITCH INVESTORS SERVICE, INC. LONG-TERM DEBT RATING DEFINITIONS
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.
B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
CCC--Bonds have certain indentifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.
CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.
C--Bonds are in imminent default in payment of interest or principal.
DDD, DD, AND D--Bonds are in default on interest and/or principal payments.
Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.
    MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS
PRIME-1--Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:
- Leading market positions in well established industries.
- High rates of return on funds employed.


- Conservative capitalization structure with moderate reliance on debt and ample asset protection.
- Broad margins in earning coverage of fixed financial charges and high internal cash generation.
- Well established access to a range of financial markets and assured sources of alternate liquidity.
PRIME-2--Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
    STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATINGS
A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
    FITCH INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.
FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

FEDERATED EMERGING MARKETS FUND
(A portfolio of World Investment Series, Inc.)

Class A Shares
Class B Shares
Class C Shares

Combined Prospectus

The shares of Federated Emerging Markets Fund (the "Fund") represent interests in a diversified portfolio of World Investment Series, Inc. (the "Corporation"), an open-end management investment company (a mutual fund). The investment objective of the Fund is to provide long-term growth of capital. Any income received from the portfolio is incidental. The Fund pursues its investment objective by investing primarily in a professionally managed portfolio of securities of issuers and companies domiciled in or having primary operations in emerging markets.
THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.
The Fund has also filed a Combined Statement of Additional Information dated February 13, 1996, with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information, which is in paper form only, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information or to make inquiries about the Fund, contact your financial institution.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Prospectus dated February 13,  1996

Table of Contents will be generated
when document is complete.

                            SUMMARY OF FUND EXPENSES
                        FEDERATED EMERGING MARKETS FUND

                                 CLASS A SHARES
                        SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)
      5.50%
    Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of
      offering price) .....................................   None
    Contingent Deferred Sales Charge (as a percentage of original
      purchase price or redemption proceeds, as applicable)(1)        0.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)    None
Exchange Fee...............................................   None

                    ANNUAL CLASS A SHARES OPERATING EXPENSES
               (As a percentage of projected average net assets)*
Management Fee (after waiver)(2)...........................      %
12b-1 Fee (3)..............................................      %
Total Other Expenses.......................................      %
       Shareholder Services Fee ...................      %
          Total Class A Shares Operating Expenses (4)......      %
    (1) Class A Shares purchased with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales load and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of 0.50 of 1.00% for redemptions made within one full year of purchase. (See "Contingent Deferred Sales Charge.")
    (2) The estimated Management Fee has been reduced to reflect the anticipated voluntary waiver of a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time at
      its sole discretion.  The maximum management fee is      %.
                                                          -----
    (3) Class A Shares have no present intention of paying or accruing the 12b-1 fee during the fiscal year ending November 30, 1996. If Class A Shares were paying or accruing the 12b-1 fee, Class A Shares would be able to pay up to 0.25% of its average daily net assets for the 12b-1 fee. See "Corporation Information."
    (4)   The Total Class A Shares Operating Expenses are estimated to be
            % absent the anticipated voluntary waiver of a portion of the
      ------
      Management Fee.
    * Total Class A Shares Operating Expenses are estimated based on average expenses expected to be incurred during the period ending November 30, 1996. During the course of this period, expenses may be more or less than the average amount shown.
  The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class A Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class A Shares" and "Corporation Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                           1 year  3 years
    You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end
       of each time period ....................   $         $
                                                   --        --
    You would pay the following expenses on the same investment,
       assuming no redemption .................   $         $
                                                   --        --

The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. This example is based on estimated data for the Class A Shares' fiscal year ending November 30, 1996.



                            SUMMARY OF FUND EXPENSES
                        FEDERATED EMERGING MARKETS FUND

                                 CLASS B SHARES
                        SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)
      None
    Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of
      offering price) .....................................   None
    Contingent Deferred Sales Charge (as a percentage of original
      purchase price or redemption proceeds, as applicable)(1)        5.50%
Redemption Fee (as a percentage of amount redeemed, if applicable)    None
Exchange Fee...............................................   None

                    ANNUAL CLASS B SHARES OPERATING EXPENSES
               (As a percentage of projected average net assets)*
Management Fee (after waiver)(2)...........................      %
12b-1 Fee..................................................      %
Total Other Expenses.......................................      %
       Shareholder Services Fee ...................      %
          Total Class B Shares Operating Expenses (3) (4)..      %

    (1) The contingent deferred sales charge is 5.50% in the first year declining to 1.00% in the sixth year and 0.00% thereafter. (See "Contingent Deferred Sales Charge.")
    (2) The estimated Management Fee has been reduced to reflect the anticipated voluntary waiver of a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time at
      its sole discretion.  The maximum management fee is      %.
                                                          -----
    (3) Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.
    (4)   The Total Class B Shares Operating Expenses are estimated to be
            % absent the anticipated voluntary waiver of a portion of the
      ------
      Management Fee.
    * Total Class B Shares Operating Expenses are estimated based on average expenses expected to be incurred during the period ending November 30, 1996. During the course of this period, expenses may be more or less than the average amount shown.
  The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class B Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class B Shares" and "Corporation Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

  Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.

EXAMPLE                                           1 year  3 years
    You would pay the following expenses on a $1,000 investment,

       assuming (1) 5% annual return and (2) redemption at the end
       of each time period ....................   $         $
                                                   --        --
    You would pay the following expenses on the same investment,
       assuming no redemption .................   $         $
                                                   --        --

The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. This example is based on estimated data for the Class B Shares' fiscal year ending November 30, 1996.


                            SUMMARY OF FUND EXPENSES
                        FEDERATED EMERGING MARKETS FUND

                                 CLASS C SHARES
                        SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)
      None
    Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of
      offering price) .....................................   None
    Contingent Deferred Sales Charge (as a percentage of original
      purchase price or redemption proceeds, as applicable)(1)        1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)    None
Exchange Fee...............................................   None

                    ANNUAL CLASS C SHARES OPERATING EXPENSES
               (As a percentage of projected average net assets)*
Management Fee (after waiver)(2)...........................      %
12b-1 Fee..................................................      %

Total Other Expenses.......................................      %
       Shareholder Services Fee ...................      %
          Total Class C Shares Operating Expenses (3)......      %
    (1) The contingent deferred sales charge assessed is 1.00% of the lesser of the original purchase price or the net asset value of Shares redeemed within one year of their purchase date. (See "Contingent Deferred Sales Charge.")
    (2) The estimated Management Fee has been reduced to reflect the anticipated voluntary waiver of a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time at
      its sole discretion.  The maximum management fee is      %.
                                                          -----
    (3)   The Total Class C Shares Operating Expenses are estimated to be      %
                                                                          -----
      absent the anticipated voluntary waiver of a portion of the Management
      Fee.
    * Total Class C Shares Operating Expenses are estimated based on average expenses expected to be incurred during the period ending November 30, 1996. During the course of this period, expenses may be more or less than the average amount shown.
  The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class C Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class C Shares" and "Corporation Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

  Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.

EXAMPLE                                           1 year  3 years
    You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end
       of each time period ....................   $         $
                                                   --        --
    You would pay the following expenses on the same investment,
       assuming no redemption .................   $         $
                                                   --        --

The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. This example is based on estimated data for the Class C Shares' fiscal year ending November 30, 1996.




                                    SYNOPSIS
The Corporation was established under the laws of the State of Maryland on January 25, 1994. The Corporation's address is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. The Articles of Incorporation permit the Corporation to offer separate series of shares representing interests in separate portfolios of securities. As of the date of this prospectus, the Board of Directors (the "Directors") has established three classes of shares for the Fund, known as Class A Shares, Class B Shares, and Class C Shares (individually and collectively as the context requires, "Shares.")
Shares of the Fund are designed for individuals and institutions seeking long-term growth of capital by investing primarily in a portfolio of common stocks of emerging market companies.
For information on how to purchase Shares of the Fund, please refer to "How to Purchase Shares." The minimum initial investment for Class A Shares is $500. The minimum initial investment for Class B Shares and Class C Shares is $1500. However, the minimum initial investment for a retirement account in any class is $50. Subsequent investments in any class must be in amounts of at least $100, except for retirement plans which must be in amounts of at least $50.
In general, Class A Shares are sold at net asset value plus an applicable sales load and are redeemed at net asset value. However, a contingent deferred sales charge is imposed under certain circumstances. For a more complete description, see "How to Redeem Shares."
Class B Shares are sold at net asset value. A contingent deferred sales charge is imposed on certain Shares which are redeemed within six full years of purchase. See "How to Redeem Shares."
Class C Shares are sold at net asset value. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first 12 months following purchase. See "How to Redeem Shares."
In addition, the Fund pays a shareholder services fee at an annual rate not to exceed 0.25% of average daily net assets.
Additionally, information regarding the exchange privilege offered with respect to the Fund and certain other funds for which affiliates of Federated Investors serve as investment adviser or principal underwriter (the "Federated Funds") can be found under "Exchange Privilege."
Federated Global Research Corp. is the investment adviser (the "Adviser") to the Fund and receives compensation for its services. The Adviser's address is 175 Water Street, New York, New York 10038-4965.
Investors should be aware of the following general observations. The Fund may make certain investments and employ certain investment techniques that involve risks, including, but not limited to, entering into repurchase agreements, lending portfolio securities, investing in restricted and illiquid securities, investing in securities on a when-issued and delayed delivery basis, writing call options and investing in foreign securities.

The Fund's current net asset value and offering price can be found in the mutual funds section of local newspapers under "Federated Liberty Funds."


                            LIBERTY FAMILY OF FUNDS
This Fund is a member of a family of mutual funds, collectively known as the Liberty Family of Funds. The other funds in the Liberty Family of Funds are:
   o American Leaders Fund, Inc., providing growth of capital and income through high-quality stocks;
   o Capital Growth Fund, providing appreciation of capital primarily through equity securities;
   o Federated Asia Pacific Growth Fund, providing long-term growth of capital by investing in equity securities of companies located in Asia and the Pacific Rim;
   o Federated Bond Fund, providing current income through high-quality corporate debt;
   o Federated European Growth Fund, providing long-term growth of capital through investments primarily in the equity securities of European companies;
   o Federated Growth Strategies Fund, providing appreciation of capital primarily through equity securities of companies with prospects for above-average growth in earnings and dividends;
   o Federated International Equity Fund, providing long-term capital growth and income through international securities;
   o Federated International Income Fund, providing a high level of current income consistent with prudent investment risk through high-quality debt securities denominated primarily in foreign currencies;

   o Federated International Small Company Fund, providing long-term growth of capital by investing in equity securities of small foreign companies in developed and emerging markets.
   o Federated Latin American Growth Fund, providing long-term growth of capital by investing in equity securities of companies located in Latin America;
   o Federated Small Cap Strategies Fund, providing capital appreciation through common stocks of small capitalization companies;
   o Fund for U.S. Government Securities, Inc., providing current income through long-term U.S. government securities;
   o Liberty Equity Income Fund, Inc., providing above-average income and capital appreciation through income producing equity securities;
   o Liberty High Income Bond Fund, Inc., providing high current income through high-yielding, lower-rated corporate bonds;
   o Liberty Municipal Securities Fund, Inc., providing a high level of current income exempt from federal regular income tax through municipal bonds;
   o Liberty U.S. Government Money Market Trust, providing current income consistent with stability of principal through high-quality U.S. government securities;
   o Liberty Utility Fund, Inc., providing current income and long-term growth of income, primarily through electric, gas, and communications utilities;
   o Limited Term Fund, providing a high level of current income consistent with minimum fluctuation in principal value through investment grade securities;
   o Limited Term Municipal Fund, providing a high level of current income exempt from federal regular income tax consistent with the preservation of principal, primarily limited to municipal securities;
   o Michigan Intermediate Municipal Trust, providing current income exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan and Michigan municipalities, primarily through Michigan municipal securities;

   o Pennsylvania Municipal Income Fund, providing current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania, primarily through Pennsylvania municipal securities;
   o Strategic Income Fund, providing a high level of current income, primarily through domestic and foreign corporate debt obligations;
   o Tax-Free Instruments Trust, providing current income consistent with stability of principal and exempt from federal income tax, through high-quality, short-term municipal securities; and
   o World Utility Fund, providing total return primarily through securities issued by domestic and foreign companies in the utilities industries.
Prospectuses for these funds are available by writing to Federated Securities Corp.
Each of the funds may also invest in certain other types of securities as described in each fund's prospectus.
The Liberty Family of Funds provides flexibility and diversification for an investor's long-term investment planning. It enables an investor to meet the challenges of changing market conditions by offering convenient exchange privileges which give access to various investment vehicles and by providing the investment services of proven, professional investment advisers.
Shareholders of Class A Shares who have been designated as Liberty Life Members are exempt from sales loads on future purchases in and exchanges between the Class A Shares of any funds in the Liberty Family of Funds, as long as they maintain a $500 balance in one of the Liberty Funds.
INVESTMENT INFORMATION
                             INVESTMENT INFORMATION
INVESTMENT OBJECTIVE
The investment objective of the Fund is to provide long-term growth of capital. Any income received from the portfolio is incidental. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.
INVESTMENT POLICIES
The Fund pursues its investment objective by investing primarily in a professionally managed and diversified portfolio of securities of issuers and companies located in countries having emerging markets. Under normal market conditions, the Fund intends to invest at least 65% of its total assets in equity securities of issuers and companies located in countries having emerging markets.
    The Fund expects to diversify investments across emerging markets in Latin America, Asia, Europe, the Middle East and Africa. The Fund intends to allocate its investments among at least three countries at all times and does not expect to concentrate investments in any particular industry.
Unless indicated otherwise, the investment policies of the Fund may be changed by the Directors without the approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.
                                EMERGING MARKETS
In managing the Fund's portfolio, the Fund's investment adviser considers countries having emerging markets to be all countries that are generally considered have developing or emerging markets or economies. Furthermore, the Fund's investment adviser considers emerging market countries to be all countries considered by the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities, as developing.
Generally included in emerging markets are all countries in the world except Australia, Canada, Japan, New Zealand, the United States, and most western European countries. The Fund will focus on countries which the investment adviser believes to have strongly developing economies and markets. Under normal circumstances the Fund will invest at least 65% of its total assets in, among others, the following countries: Argentina, Bolivia, Botswana, Brazil, Chile, China, Colombia, Cyprus, Czech Republic, Ecuador, Egypt, Ghana, Greece, Hong Kong, Hungary, India, Indonesia, Jamaica, Jordan, Kenya, Korea, Malaysia, Mauritius, Mexico, Morocco, Nigeria, Oman, Pakistan, Peru, Philippines, Poland, Portugal, Russia, Singapore, Slovakia, South Africa, Sri Lanka, Swaziland, Taiwan, Thailand, Tunisia, Turkey, Uruguay, Venezuela, and Zimbabwe. The Fund may invest in countries other than those defined above, if, in the opinion of the Fund's investment adviser, they are considered to be emerging markets.
While the investment adviser considers the above-mentioned countries eligible for investment, the Fund will not be invested in all such markets at all times. Furthermore, the Fund may not pursue investment in such countries due to lack of adequate custody of the Fund's assets, overly burdensome restrictions and repatriation, lack of an organized and liquid market, or unacceptable political or other risks.
Emerging markets companies are defined as (i) those for which the principal securities trading market is an emerging market country, as described above;
(ii) those which are organized under the laws of, or with a principal office in, an emerging market country; or (iii) those, wherever organized or traded, who derive (directly or indirectly through subsidiaries) at least 50% of their total assets, capitalization, gross revenue or profit from its most current year from goods produced, services performed, or sales made in such emerging market countries.
                             ACCEPTABLE INVESTMENTS
The equity securities in which the Fund may invest include common stock, preferred stock (either convertible or non-convertible), sponsored or unsponsored depositary receipts or shares, and warrants, including other substantially similar forms of equity with comparable risk characteristics as well as other forms which may be developed in the future. Securities may be purchased on securities exchanges, traded over-the-counter, or have no organized market. The Fund may also purchase corporate and government fixed income securities denominated in currencies other than U.S. dollars; enter into forward commitments, repurchase agreements and foreign currency transactions; maintain reserves in foreign or U.S. money market instruments; and purchase options and financial futures contracts.
                             COMMON AND PREFERRED STOCK
Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.
In selecting securities, the investment adviser typically evaluates industry trends, a company's financial strength, its competitive position in domestic and export markets, technology, recent developments and profitability, together with overall growth prospects. Other considerations generally include quality and depth of management, government regulation, and availability and cost of labor and raw materials. Investment decisions are made without regard to arbitrary criteria as to minimum asset size, debt-equity ratios or dividend history of portfolio companies.
                                DEPOSITARY RECEIPTS

The Fund may invest in foreign issuers by purchasing sponsored or unsponsored securities representing underlying international securities such as American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), Global Depositary Certificates ("GDCs"), International Depositary Receipts ("IDRs"), and Russian Depositary Certificates ("RDCs") or securities convertible into foreign equity securities. ADRs and ADSs typically are issued by a United States bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), GDRs, GDCs, IDRs and RDCs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. ADRs, ADSs, CDRs, EDRs, GDRs, GDCs, IDRs, and RDCs are collectively known as "Depositary Receipts." Depositary Receipts may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored Depositary Receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.
                                  DEBT SECURITIES
In pursuit of the Fund's objective of long-term growth of capital, the Fund may invest up to 35% of its total assets in debt securities. Capital appreciation in debt securities may arise as a result of favorable changes in the creditworthiness of issuers, relative interest rate levels, or relative foreign exchange rates. Any income received from debt securities will be incidental to the Fund's objective of long-term growth of capital. These debt obligations consist of U.S. and foreign government securities and corporate debt securities, including, but not limited to, Samurai and Yankee bonds, Eurobonds and depositary receipts. The issuers of such debt securities may or may not be domiciled in emerging countries.
The debt securities in which the Fund may invest may be rated, at the time of purchase, BB or lower by Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service ("Fitch") or Ba or lower by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, are of comparable quality as determined by the investment adviser. The prices of fixed income securities generally fluctuate inversely to the direction of interest rates.
                               CONVERTIBLE SECURITIES
The Fund may invest in convertible securities rated, at the time of purchase, BB or lower by S&P or Fitch or Ba or lower by Moody's, or, if unrated, are of comparable quality as determined by the investment adviser.
Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible bonds, convertible preferred stock or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of different investment strategies. In selecting a convertible security, the investment adviser evaluates the investment characteristics of the convertible security as a fixed income investment, and the investment potential of the underlying security for capital appreciation.
               INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

Due to restrictions on direct investment by foreign entities in certain foreign countries, investments in other investment companies may be the most practical or only manner in which the Fund can participate in the securities markets of such countries. The Fund may also invest in other investment companies for the purpose of investing its short term cash on a temporary basis. The Fund may invest up to 10% of its total assets in the securities of other investment companies. To the extent that the Fund invests in securities issued by other investment companies, the Fund will indirectly bear its proportionate share of any fees and expenses paid by such companies, in addition to the fees and expenses payable directly by the Fund.
                         RESTRICTED AND ILLIQUID SECURITIES
The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Restricted securities may be issued by new and early stage companies which may include a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expense of registration. The Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Directors to be liquid, over-the counter options, swap agreements not determined to be liquid, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.
                               REPURCHASE AGREEMENTS
The Fund may invest in repurchase agreements. Repurchase agreements are arrangements by which the Fund purchases a security for cash and obtains a simultaneous commitment from the seller (usually a bank or broker/dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default. In such a case, the Fund may incur costs in disposing of the security which would increase Fund expenses. The investment adviser will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.
                   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for different times in the future. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.
The Fund may dispose of a commitment prior to settlement if the investment adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.
                          LENDING OF PORTFOLIO SECURITIES
In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Directors and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times.
There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.


                               TEMPORARY INVESTMENTS
For temporary defensive purposes, when the investment adviser determines that market conditions warrant (up to 100% of total assets) and to maintain liquidity (up to 20% of total assets), the Fund may invest in U.S. and foreign debt instruments as well as cash or cash equivalents, including foreign and domestic money market instruments, short-term government and corporate obligations, and repurchase agreements.
                                FORWARD COMMITMENTS
Forward commitments are contracts to purchase securities for a fixed price at a date beyond customary settlement time. The Fund may enter into these contracts if liquid securities in amounts sufficient to meet the purchase price are segregated on the Fund's records at the trade date and maintained until the transaction has been settled. Risk is involved if the value of the security declines before settlement. Although the Fund enters into forward commitments with the intention of acquiring the security, it may dispose of the commitment prior to settlement and realize short-term profit or loss.
                           FOREIGN CURRENCY TRANSACTIONS
The Fund will enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot (i.e., cash) basis at prevailing rates or through forward foreign currency exchange contracts.
The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although foreign currency exchanges may be used by the Fund to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund. Further, the Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations. Cross-hedging transactions by the Fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability that is the subject of the hedge.
                    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties.

Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated and are maintained until the contract has been settled. The Fund will not enter into a forward contract with a term of more than one year. The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between trade date and settlement date will vary between 24 hours and 60 days, depending upon local custom.
The Fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the investment adviser will consider the likelihood of changes in currency values when making investment decisions, the investment adviser believes that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the value of the Fund's assets denominated in that currency at the time the contract was initiated, but as consistent with their other investment policies and as not otherwise limited in their ability to use this strategy.
                                      OPTIONS
The Fund may deal in options on foreign currencies, securities, and securities indices, and on futures contracts involving these items, which options may be listed for trading on an international securities exchange or traded over-the-counter. The Fund may use options to manage interest rate and currency risks.

The Fund may also write covered call options and secured put options to generate income or lock in gains. The Fund may write covered call options and secured put options on up to 25% of its net assets and may purchase put and call options provided that no more than 5% of the fair market value of its net assets may be invested in premiums on such options.
A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying currency, security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying currency, security or other asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow, and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is the risk that the Fund may be required to take delivery of the underlying asset at a disadvantageous price. Over-the-counter options ("OTC options") differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience material losses. However, in writing options, the premium is paid in advance by the dealer. OTC options, which may not be continuously liquid, are available for a greater variety of assets, and with a wider range of expiration dates and exercise prices, than are exchange traded options.
It is not certain that a secondary market for positions in options, or futures contracts (see below), will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.
                           FUTURES AND OPTIONS ON FUTURES
The Fund may enter into futures contracts involving foreign currency, securities, and securities indices, or options thereon, for bona fide hedging purposes. The Fund may also enter into such futures contracts or related options for purposes other than bona fide hedging if the aggregate amount of initial margin deposits exclusive of the margin needed for foreign currency hedging, on the Fund's futures and related options positions would not exceed 5% of the net liquidation value of the Fund's assets, provided further that in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. In addition, the Fund may not sell futures contracts if the value of such futures contracts exceeds the total market value of the Fund's portfolio securities. Futures contracts and options thereon sold by the Fund are generally subject to segregation and coverage requirements established by either the Commodities Futures Trading Commission ("CFTC") or the Securities and Exchange Commission ("SEC"), with the result that, if the Fund does not hold the instrument underlying the futures contract or option, the Fund will be required to segregate on an ongoing basis with its custodian cash, U.S. government securities, or other liquid high grade debt obligations in an amount at least equal to the Fund's obligations with respect to such instruments.
The Fund may enter into securities index futures contracts and purchase and write put and call options on securities index futures contracts that are traded on regulated exchanges, including non-U.S. exchanges, to the extent permitted by the CFTC. Securities index futures contracts are based on indexes that reflect the market value of securities of the firms included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.
The Fund may enter into securities index futures contracts to sell a securities index in anticipation of or during a market decline to attempt to offset the decrease in market value of securities in its portfolio that might otherwise result. When the Fund is not fully invested and anticipates a significant market advance, it may enter into futures contracts to purchase the index in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that it intends to purchase. In many of these transactions, the Fund will purchase such securities upon termination of the futures position but, depending on market conditions, a futures position may be terminated without the corresponding purchases of common stock. The Fund may also invest in securities index futures contracts when the investment adviser believes such investment is more efficient, liquid, or cost-effective than investing directly in the securities underlying the index.
An option on a securities index futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a securities index futures contract. The Fund may purchase and write put and call options on securities index futures contracts in order to hedge all or a portion of its investment and may enter into closing purchase transactions with respect to written options in order to terminate existing positions. There is no guarantee that such closing transactions can be effected. The Fund may also invest in options on securities index futures contracts when the investment adviser believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or in the securities underlying the index, or when the futures contract or underlying securities are not available for investment upon favorable terms.

The use of futures and related options involves special consideration and risks, for example, (1) the ability of the Fund to utilize futures successfully will depend on the investment adviser's ability to predict pertinent market movements; (2) there might be imperfect correlation, or even no correlation, between the change in market value of the securities held by the Fund and the prices of the futures and options thereon relating to the securities purchased or sold by the Fund. The use of futures and related options may reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements but they can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in positions. No assurance can be given that the investment adviser's judgment in this respect will be correct.
It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.
New futures contracts, options thereon, and other financial products and risk management techniques continue to be developed. The Fund may use these investments and techniques to the extent consistent with its investment objectives and regulatory and federal tax considerations.
                                  SWAP AGREEMENTS
As one way of managing its exposure to different types of investments, the Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments, its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements to reduce its exposure through offsetting transactions. When the Fund enters into a swap agreement, assets of the Fund equal to the value of the swap agreement will be segregated by the Fund.
                     RISK CHARACTERISTICS OF FOREIGN SECURITIES
Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments. In an attempt to reduce some of these risks, the Fund diversifies its investments broadly among foreign countries which may include both developed and developing countries.
The Fund may take advantage of the unusual opportunities for higher returns available from investing in developing countries. These investments carry considerably more volatility and risk because they generally are associated with less mature economies and less stable political systems.
The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Further, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations.
Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some countries. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.
With respect to any foreign country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, governmental regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the Fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside of the United States.
Brokerage commissions, custodial services, and other costs relating to investment may be more expensive than in the United States. Foreign markets may have different clearance and settlement procedures such as requiring payment for securities before delivery. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.
CURRENCY RISKS. Because the majority of securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of Fund assets denominated in the currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar the value of Fund assets denominated in that currency will decrease. Under the United States Internal Revenue Code, as amended (the "Code"), the Fund is required to separately account for the foreign currency component of gains or losses, which will usually be viewed under the Code as items of ordinary and distributable income or loss, thus affecting the Fund's distributable income. (See "Federal Income Tax").
The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. dollars, the Fund will not convert its holdings of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers may realize a profit on the difference between the price at which they buy and sell currencies.
FOREIGN COMPANIES. Other differences between investing in foreign and U.S. companies include:
    . less publicly available information about foreign issuers;

    . credit risks associated with certain foreign governments;
    . the lack of uniform accounting, auditing, and financial reporting standards and practices or regulatory requirements comparable to those applicable to U.S. companies;
    . less readily available market quotations on foreign issues;
    . differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks;
    . differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments;
    . the limited size of many foreign securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of securities;
    . the likelihood that securities of foreign issuers may be less liquid or more volatile;
    . foreign brokerage commissions may be higher;
    . unreliable mail service between countries;
    . political or financial changes which adversely affect investments in some countries;
    . increased risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities;
    . certain markets may require payment for securities before delivery;
    . religious and ethnic instability; and
    . certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests.
U.S. GOVERNMENT POLICIES. In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors such as the

Fund. Investors are advised that when such policies are instituted, the Fund will abide by them.
                    RISK CONSIDERATIONS IN  EMERGING MARKETS
Investing in securities of issuers in emerging market countries involves exposure to significantly higher risk than investing in countries with developed markets. Emerging market countries may have economic structures that are generally less diverse and mature and political systems that can be expected to be less stable than those of developed countries.
Securities prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, emerging market countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Such countries may also have restrictions on foreign ownership or prohibitions on the repatriation of assets, and may have less protection of property rights than developed countries.
The economies of emerging market countries may be predominantly based on only a few industries or dependent on revenues from particular commodities or on international aid or development assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and in volatility in the price of securities traded on those markets. Also, securities markets in emerging market countries typically offer less regulatory protection for investors.
            RISK FACTORS RELATING TO INVESTING IN HIGH YIELD SECURITIES

The debt securities in which the Fund invests are usually not in the three highest rating categories of a nationally recognized statistical rating organization (AAA, AA, or A for S&P or Fitch and Aaa, Aa, or A for Moody's), but are in the lower rating categories or are unrated, but are of comparable quality and have speculative characteristics or are speculative. Lower-rated bonds or unrated bonds are commonly referred to as "junk bonds." There is no minimal acceptable rating for a security to be purchased or held in the Fund's portfolio, and the Fund may, from time to time, purchase or hold debt securities rated in the lowest rating category. A description of the rating categories is contained in the Appendix to the Combined Statement of Additional Information. Debt obligations that are not determined to be investment grade are high-yield, high-risk bonds, typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. To a greater extent than investment grade bonds, lower-rated bonds tend to reflect short-term corporate, economic, and market developments, as well as investor perceptions of the issuer's credit quality. In addition, lower-rated bonds may be more difficult to dispose of or to value than higher-rated, lower-yielding bonds.
The Fund's investment adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.
INVESTMENT LIMITATIONS
The Fund will not:
   o borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge its assets to secure such borrowings; or

   o with respect to 75% of its total assets, invest more than 5% of the value of its total assets in securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government and its agencies or instrumentalities, and repurchase agreements collateralized by such securities) or acquire more than 10% of the outstanding voting securities of any one issuer.
The above investment limitations cannot be changed without shareholder approval.
                                NET ASSET VALUE
The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of each class of Shares in the market value of all securities and other assets of the Fund, subtracting the interest of each class of Shares in the liabilities of the Fund and those attributable to each class of Shares, and dividing the remainder by the total number of each class of Shares outstanding. The net asset value for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.
The net asset value of each class of Shares of the Fund is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
                             INVESTING IN THE FUND
The Fund offers investors three classes of Shares that carry sales loads and contingent deferred sales charges in different forms and amounts and which bear different levels of expenses.

                                 CLASS A SHARES
An investor who purchases Class A Shares pays a maximum sales load of 5.50% at the time of purchase. As a result, Class A Shares are not subject to any charges when they are redeemed (except for special programs offered under "Purchases with Proceeds From Redemptions of Unaffiliated Investment Companies"). Certain purchases of Class A Shares are not subject to a sales load. See "Investing in Class A Shares." Certain purchases of Class A Shares qualify for reduced sales loads. See "Reducing or Eliminating the Sales Load." Class A Shares have no conversion feature.
                                 CLASS B SHARES
Class B Shares are sold without an initial sales load, but are subject to a contingent deferred sales charge of up to 5.50% if redeemed within six full years following purchase. Class B Shares also bear a higher 12b-1 fee than Class A Shares. Class B Shares will automatically convert into Class A Shares, based on relative net asset value, on or around the fifteenth of the month eight full years after the purchase date. Class B Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but (until conversion) will have a higher expense ratio and pay lower dividends than Class A Shares due to the higher 12b-1 fee.
                                 CLASS C SHARES
Class C Shares are sold without an initial sales load, but are subject to a 1.00% contingent deferred sales charge on assets redeemed within the first 12 months following purchase. Class C Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but will have a higher expense ratio and pay lower dividends than Class A Shares due to the higher 12b-1 fee. Class C Shares have no conversion feature.
                             HOW TO PURCHASE SHARES
Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial institution (such as a bank or broker/dealer which has a sales agreement with the distributor) or by wire or by check directly to the Fund, with a minimum initial investment of $500 for Class A Shares and $1,500 for Class B Shares and Class C Shares. Additional investments can be made for as little as $100. The minimum initial and subsequent investment for retirement plans is only $50. (Financial institutions may impose different minimum investment requirements on their customers.)
In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased. INVESTING IN CLASS A SHARES
Class A Shares are sold at their net asset value next determined after an order is received, plus a sales load as follows:
                                       SALES LOAD AS   DEALER
                         SALES LOAD AS  A PERCENTAGE  CONCESSION
                         A PERCENTAGE    OF NET      AS A PERCENTAGE
       AMOUNT OF         OF OFFERING    AMOUNT         OF PUBLIC
       TRANSACTION          PRICE       INVESTED     OFFERING PRICE
    Less than $50,000       5.50%        5.82%          5.00%
    $50,000 but less than $100,000       4.50%          4.71%    4.00%
    $100,000 but less than $250,000      3.75%          3.90%    3.25%
    $250,000 but less than $500,000      2.50%          2.56%    2.25%
    $500,000 but less than $1 million    2.00%          2.04%    1.80%
$1 million or greater       0.00%        0.00%          0.25%*
* See sub-section entitled "Dealer Concession."
No sales load is imposed for Class A Shares purchased through bank trust departments, investment advisers registered under the Investment Advisers Act of

1940, as amended, or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or to shareholders designated as Liberty Life Members. However, investors who purchase Shares through a trust department, investment adviser, or retirement plan may be charged an additional service fee by the institution. Additionally, no sales load is imposed for Class A Shares purchased through "wrap accounts" or similar programs, under which clients pay a fee or fees for services.
                               DEALER CONCESSION
For sales of Class A Shares, a dealer will normally receive up to 90% of the applicable sales load. Any portion of the sales load which is not paid to a dealer will be retained by the distributor. However, the distributor may offer to pay dealers up to 100% of the sales load retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. On purchases of $1 million or more, the investor pays no sales load; however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Shares outstanding at each month end.
The sales load for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp. Federated Securities Corp. may pay fees to banks out of the sales load in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of Shares.
                     REDUCING OR ELIMINATING THE SALES LOAD

The sales load can be reduced or eliminated on the purchase of Class A Shares through:
   o quantity discounts and accumulated purchases;
   o concurrent purchases;
   o signing a 13-month letter of intent;
   o using the reinvestment privilege; or
   o purchases with proceeds from redemptions of unaffiliated investment company shares.
                  QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES
As shown in the table above, larger purchases reduce the sales load paid. The Fund will combine purchases of Class A Shares made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales load. In addition, the sales load, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.
If an additional purchase of Class A Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Class A Shares having a current value at the public offering price of $30,000 and he purchases $20,000 more at the current public offering price, the sales load on the additional purchase according to the schedule now in effect would be 4.50%, not 5.50%.
To receive the sales load reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the purchase is made that Class A Shares are already owned or that purchases are being combined. The Fund will reduce the sales load after it confirms the purchases.
                              CONCURRENT PURCHASES
For purposes of qualifying for a sales load reduction, a shareholder has the privilege of combining concurrent purchases of two or more funds in the Liberty

Family of Funds, the purchase price of which includes a sales load. For example, if a shareholder concurrently invested $30,000 in one of the other funds in the Liberty Family of Funds with a sales load, and $20,000 in this Fund, the sales load would be reduced.
To receive this sales load reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the concurrent purchases are made. The Fund will reduce the sales load after it confirms the purchases.
                                LETTER OF INTENT
If a shareholder intends to purchase at least $50,000 of shares of the funds in the Liberty Family of Funds (excluding money market funds) over the next 13 months, the sales load may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales load adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 5.50% of the total amount intended to be purchased in escrow (in Shares) until such purchase is completed.
The Shares held in escrow in the shareholder's account will be released upon fulfillment of the letter of intent or the end of the 13-month period, whichever comes first. If the amount specified in the letter of intent is not purchased, an appropriate number of escrowed Shares may be redeemed in order to realize the difference in the sales load.
While this letter of intent will not obligate the shareholder to purchase Shares, each purchase during the period will be at the sales load applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class A Shares of any fund in the Liberty Family of Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. Prior trade prices will not be adjusted.
                             REINVESTMENT PRIVILEGE

If Class A Shares in the Fund have been redeemed, the shareholder has the privilege, within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales load. Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales load. If the shareholder redeems his Class A Shares in the Fund, there may be tax consequences.
 PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF UNAFFILIATED INVESTMENT COMPANIES Investors may purchase Class A Shares at net asset value, without a sales load, with the proceeds from the redemption of shares of an unaffiliated investment company that were purchased or sold with a sales load or commission and were not distributed by Federated Securities Corp. The purchase must be made within 60 days of the redemption, and Federated Securities Corp. must be notified by the investor in writing, or by his financial institution, at the time the purchase is made. From time to time, the Fund may offer dealers a payment of .50 of 1.00% for Shares purchased under this program. If Shares are purchased in this manner, Fund purchases will be subject to a contingent deferred sales charge for one year from the date of purchase. Shareholders will be notified prior to the implementation of any special offering as described above.
INVESTING IN CLASS B SHARES
Class B Shares are sold at their net asset value next determined after an order is received. While Class B Shares are sold without an initial sales load, under certain circumstances described under "Contingent Deferred Sales Charge--Class B Shares," a contingent deferred sales charge may be applied by the distributor at the time Class B Shares are redeemed.
                          CONVERSION OF CLASS B SHARES
Class B Shares will automatically convert into Class A Shares on or around the fifteenth of the month eight full years after the purchase date, except as noted below, and may no longer be subject to a distribution services fee (see "Distribution of Shares"). Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales load, fee or other charge. Class B Shares acquired by exchange from Class B Shares of another fund in the Liberty Family of Funds will convert into Class A Shares based on the time of the initial purchase. For purposes of conversion to Class A Shares, Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The conversion of Class B Shares to Class A Shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B Shares to Class A Shares will not occur if such ruling or opinion is not available. In such event, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indefinite period.
Orders for $250,000 or more of Class B Shares will automatically be invested in Class A Shares.
INVESTING IN CLASS C SHARES
Class C Shares are sold at net asset value next determined after an order is received. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first full 12 months following purchase. For a complete description of this charge, see "Contingent Deferred Sales Charge--Class C Shares."
               PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION
An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders placed through a financial institution are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.
The financial institution which maintains investor accounts in Class B Shares or Class C Shares with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial institutions may be subject to reclaim by the distributor for accounts transferred to financial institutions which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods.
                           PURCHASING SHARES BY WIRE
Once an account has been established, Shares may be purchased by wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received immediately. Payment for purchases which are subject to a sales load must be received within three business days following the order. Payment for purchases on which no sales load is imposed must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: State Street Bank and Trust Company, Boston, Massachusetts; Attn: EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.
                           PURCHASING SHARES BY CHECK

Once an account has been established, Shares may be purchased by sending a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).
SPECIAL PURCHASE FEATURES
                         SYSTEMATIC INVESTMENT PROGRAM
Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund at the net asset value next determined after an order is received by the Fund, plus the sales load, if applicable. Shareholders should contact their financial institution or the Fund to participate in this program.
                                RETIREMENT PLANS
Fund Shares can be purchased as an investment for retirement plans or IRA accounts. For further details, contact the Fund and consult a tax adviser.
                               EXCHANGE PRIVILEGE
                                 CLASS A SHARES
Class A shareholders may exchange all or some of their Shares for Class A Shares of other funds in the Liberty Family of Funds at net asset value. Shareholders of Class A Shares may also exchange into certain other Federated Funds (as defined in the "Synopsis" of this prospectus) which are sold with a sales load different from that of the Fund's or with no sales load, and which are advised by subsidiaries or affiliates of Federated Investors. These exchanges are made at net asset value plus the difference between the Fund's sales load already paid and any sales load of the Federated Fund into which the Shares are to be exchanged, if higher. Neither the Fund nor any of the funds in the Liberty

Family of Funds imposes any additional fees on exchanges. Shareholders in certain other Federated Funds may exchange their shares in the Federated Funds for Class A Shares.
                                 CLASS B SHARES
Class B shareholders may exchange all or some of their Shares for Class B Shares of other funds in the Liberty Family of Funds. (Not all funds in the Liberty Family of Funds currently offer Class B Shares. Contact your financial institution regarding the availability of other Class B Shares in the Liberty Family of Funds.) Exchanges are made at net asset value without being assessed a contingent deferred sales charge on the exchanged Shares. To the extent that a shareholder exchanges Shares for Class B Shares in other funds in the Liberty Family of Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the applicable holding period. For more information, see "Contingent Deferred Sales Charge."
                                 CLASS C SHARES
Class C shareholders may exchange all or some of their Shares for Class C Shares in other funds in the Liberty Family of Funds at net asset value without a contingent deferred sales charge. (Not all funds in the Liberty Family of Funds currently offer Class C Shares. Contact your financial institution regarding the availability of other Class C Shares in the Liberty Family of Funds.) To the extent that a shareholder exchanges Shares for Class C Shares in other funds in the Liberty Family of Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the applicable holding period. For more information, see "Contingent Deferred Sales Charge."
                           REQUIREMENTS FOR EXCHANGE
Shareholders using this privilege must exchange Shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.
This privilege is available to shareholders resident in any state in which the shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.
Further information on the exchange privilege and prospectuses for the Liberty Family of Funds are available by contacting the Fund.
                                TAX CONSEQUENCES
An exercise of the exchange privilege is treated as a sale for federal income tax purposes. Depending upon the circumstances, a capital gain or loss may be realized.
                               MAKING AN EXCHANGE
Instructions for exchanges for the Liberty Family of Funds or certain Federated Funds (where applicable) may be given in writing or by telephone. Written instructions may require a signature guarantee. Shareholders of the Fund may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to Federated Services Company, 500 Victory Road--2nd Floor, North Quincy, Massachusetts 02171.
                             TELEPHONE INSTRUCTIONS
Telephone instructions made by the investor may be carried out only if a telephone authorization form completed by the investor is on file with the Fund. If the instructions are given by a broker, a telephone authorization form completed by the broker must be on file with the Fund. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Shares may be exchanged between two funds by telephone only if the two funds have identical shareholder registrations.
Any Shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600 and deposited to the shareholder's account before being exchanged. Telephone exchange instructions are recorded and will be binding upon the shareholder. Such instructions will be processed as of 4:00 p.m. (Eastern time) and must be received by the Fund before that time for Shares to be exchanged the same day. Shareholders exchanging into a fund will begin receiving dividends the following business day. This privilege may be modified or terminated at any time.
                              HOW TO REDEEM SHARES
Shares are redeemed at their net asset value, less any applicable contingent deferred sales charge, next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.
                REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION
Shares of the Fund may be redeemed by calling your financial institution to request the redemption. Shares will be redeemed at the net asset value, less any applicable contingent deferred sales charge next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions (such as banks) must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.
                         REDEEMING SHARES BY TELEPHONE
Shares may be redeemed in any amount by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp.
 Proceeds will be mailed in the form of a check, to the shareholder's address of record or by wire transfer to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared. Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.
                            REDEEMING SHARES BY MAIL
Shares may be redeemed in any amount by mailing a written request to: Federated Services Company, Fund Name, Fund Class, P.O. Box 8600, Boston, Massachusetts 02266-8600.
The written request should state: Fund Name and the Class designation; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. It is recommended that any share certificates be sent by insured mail with the written request.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a bank which is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange, or any other "eligible guarantor institution," as defined by the Securities and Exchange Act of 1934, as amended. The Fund does not accept signatures guaranteed by a notary public.
The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.
Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.
SPECIAL REDEMPTION FEATURES
                         SYSTEMATIC WITHDRAWAL PROGRAM
Shareholders who desire to receive payments of a predetermined amount not less than $100 may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder.
Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his financial institution. Due to the fact that Class A Shares are sold with a sales load, it is not advisable for shareholders to continue to purchase Class A Shares while participating in this program. A contingent deferred sales charge may be imposed on Class B Shares and Class C Shares.
CONTINGENT DEFERRED SALES CHARGE
Shareholders may be subject to a contingent deferred sales charge upon redemption of their Shares under the following circumstances:
                                 CLASS A SHARES
Class A Shares purchased under a periodic special offering with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales load and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of .50 of 1.00% for redemptions made within one full year of purchase. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption.


                                 CLASS B SHARES
Shareholders redeeming Class B Shares from their Fund accounts within six full years of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's distributor. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption in accordance with the following schedule:
                                  CONTINGENT
      YEAR OF REDEMPTION           DEFERRED
        AFTER PURCHASE            SALES CHARGE
          First                    5.50%

          Second                   4.75%
          Third                    4%
          Fourth                   3%
          Fifth                    2%
          Sixth                    1%
          Seventh and thereafter   0%
                                 CLASS C SHARES
Shareholders redeeming Class C Shares from their Fund accounts within one full year of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's distributor of 1.00%. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption.
               CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES
The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. The contingent deferred sales charge will not be imposed with respect to: (1) Shares acquired through the reinvestment of dividends or distributions of long-term capital gains; and (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. In computing the amount of the applicable contingent deferred sales charge, redemptions are deemed to have occurred in the following order:
(1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares; (3) Shares held for less than six years with respect to Class B Shares and less than one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares on a first-in, first-out basis. A contingent deferred sales charge is not assessed in connection with an exchange of Fund Shares for shares of other funds in the Liberty Family of Funds in the same class (see "Exchange Privilege"). Any contingent deferred sales charge imposed at the time the exchanged-for Shares are redeemed is calculated as if the shareholder had held the shares from the date on which he became a shareholder of the exchanged-from Shares. Moreover, the contingent deferred sales charge will be eliminated with respect to certain redemptions (see "Elimination of Contingent Deferred Sales Charge").
ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE
The contingent deferred sales charge will be eliminated with respect to the following redemptions: (1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; (2) redemptions representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2; and (3) involuntary redemptions by the Fund of Shares in shareholder accounts that do not comply with the minimum balance requirements. No contingent deferred sales charge will be imposed on redemptions of Shares held by Directors, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor; employees of any financial institution that sells Shares of the Fund pursuant to a sales agreement with the distributor; and spouses and children under the age of 21 of the aforementioned persons. Finally, no contingent deferred sales charge will be imposed on the redemption of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940, as amended, or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial institution, to the extent that no payments were advanced for purchases made through such entities. The Directors reserve the right to discontinue elimination of the contingent deferred sales charge. Shareholders will be notified of such elimination. Any Shares purchased prior to the termination of such waiver would have the contingent deferred sales charge eliminated as provided in the Fund's prospectus at the time of the purchase of the Shares. If a shareholder making a redemption qualifies for an elimination of the contingent deferred sales charge, the shareholder must notify Federated Securities Corp. or the transfer agent in writing that he is entitled to such elimination.
                         ACCOUNT AND SHARE INFORMATION
                         CERTIFICATES AND CONFIRMATIONS
As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested in writing to Federated Services Company.
Detailed confirmations of each purchase and redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during that month.
                                   DIVIDENDS
Dividends are declared and paid annually to all shareholders invested in the Fund on the record date. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date net asset value without a sales load, unless shareholders request cash payments on the new account form or by contacting the transfer agent. All shareholders on the record date are entitled to the dividend. If Shares are redeemed or exchanged prior to the record date or purchased after the record date, those Shares are not entitled to that year's dividend.
                                 CAPITAL GAINS
Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months.



                           ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account, except retirement plans, and pay the proceeds to the shareholder if the account balance falls below the Class A Share required minimum value of $500 or the required minimum value of $1,500 for Class B Shares and Class C Shares. This requirement does not apply, however, if the balance falls below the required minimum value because of changes in the net asset value of the respective Share Class. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.
                            CORPORATION INFORMATION
MANAGEMENT OF THE CORPORATION
                               BOARD OF DIRECTORS
The Corporation is managed by a Board of Directors. The Directors are responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.
                               INVESTMENT ADVISER
Investment decisions for the Fund are made by Federated Global Research Corp., the Fund's investment adviser, subject to direction by the Directors. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.
                                 ADVISORY FEES
The Adviser receives an annual investment advisory fee equal to 1.25% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar objectives and policies. Under the investment advisory contract, which provides for the voluntary waiver of the advisory fee by the Adviser, the Adviser may voluntarily waive some or all of its fee. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities. The Adviser can terminate this voluntary waiver at any time in its sole discretion. The Adviser has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.
                              ADVISER'S BACKGROUND
Federated Global Research Corp., incorporated in Delaware on May 12, 1995, is a registered investment adviser under the Investment Advisers Act of 1940, as amended. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the Trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.
Federated Global Research Corp. and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Drew J. Collins has been the Fund's portfolio manager its inception. Mr. Collins joined Federated Investors in 1995 as a Senior Vice President of the Fund's investment adviser. Mr. Collins served as Vice President/Portfolio Manager of international equity portfolios at Arnold and S. Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the University of Pennsylvania.
Henry A. Frantzen has been the Fund's portfolio manager its inception. Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Fund's investment adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995.
He was the Executive Vice President and Director of Equities at Oppenheimer Management Corporation from 1989 to 1991. Mr. Frantzen received his B.S. in finance and marketing from the University of North Dakota.
Jolanta M. Wysocka has been the Fund's portfolio manager since its inception. Ms. Wysocka joined Federated Investors in 1995 as a Vice President of the Fund's investment adviser. Ms. Wysocka served as Senior Investment Officer and Emerging Markets Portfolio Manager at PIMCO Advisers L.P./ Parametric Portfolio Associates from 1993 to 1995. She served as President of Kinetic Capital Management, Inc. from 1991 to 1995. Ms. Wysocka served as Vice President, Research for Ko Securities, Inc. from 1990 to 1991. Ms. Wysocka received her masters degree in computer science from the Institute of Technology, Zielona Gora, Poland.
Both the Corporation and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Directors, and could result in severe penalties.
DISTRIBUTION OF SHARES
Federated Securities Corp. is the principal distributor for Shares of the Fund. Federated Securities Corp. is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.
The distributor may offer to pay financial institutions an amount equal to 1% of the net asset value of Class C Shares purchased by their clients or customers at the time of purchase. These payments will be made directly by the distributor from its assets, and will not be made from assets of the Fund. Financial institutions may elect to waive the initial payment described above; such waiver will result in the waiver by the Fund of the otherwise applicable contingent deferred sales charge.
The distributor will pay dealers an amount equal to 5.5% of the net asset value of Class B Shares purchased by their clients or customers. These payments will be made directly by the distributor from its assets, and will not be made from the assets of the Fund. Dealers may voluntarily waive receipt of all or any portion of these payments. The distributor may pay a portion of the distribution fee discussed below to financial institutions that waive all or any portion of the advance payments.
                   DISTRIBUTION PLAN AND SHAREHOLDER SERVICES
Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the distributor may be paid a fee in an amount computed at an annual rate of up to .25 of 1% for Class A Shares and up to .75 of 1% for Class B Shares and Class C Shares of the average daily net assets of each class of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The Fund does not currently make payments to the distributor or charge a fee under the Distribution Plan for Class A Shares, and shareholders of Class A Shares will be notified if the Fund intends to charge a fee under the Distribution Plan. For Class A Shares and Class C Shares, the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers. With respect to Class B Shares, because distribution fees to be paid by the Fund to the distributor may not exceed an annual rate of .75 of 1% of Class B Shares' average daily net assets, it will take the distributor a number of years to recoup the expenses it has incurred for its sales services and distribution-related support services pursuant to the Plan.
The Distribution Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by Shares under the Plan.
In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25 of 1% of the average daily net asset value of Class A Shares, Class B Shares, and Class C Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts

("Shareholder Services"). Under the Shareholder Services Agreement, Federated Shareholder Services will either perform Shareholder Services directly or will select financial institutions to perform Shareholder Services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.
In addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of sales services, distribution-related support services, or shareholder services.
The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Directors will consider appropriate changes in the services.
State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state laws.
                    OTHER PAYMENTS TO FINANCIAL INSTITUTIONS
Federated Securities Corp. will pay financial institutions, at the time of purchase of Class A Shares, an amount equal to .50 of 1% of the net asset value of Class A Shares purchased by their clients or customers under certain qualified retirement plans as approved by Federated Securities Corp. (Such payments are subject to a reclaim from the financial institution should the assets leave the program within 12 months after purchase.)

Furthermore, with respect to Class A Shares, Class B Shares, and Class C Shares, the distributor may offer to pay a fee from its own assets to financial institutions as financial assistance for providing substantial marketing and sales support. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates. ADMINISTRATION OF THE FUND
                            ADMINISTRATIVE SERVICES
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate which relates to the average aggregate daily net assets of all Federated Funds as specified below:
               MAXIMUM                  AVERAGE AGGREGATE DAILY NET
            ADMINISTRATIVE FEE          ASSETS OF THE FEDERATED FUNDS
               .15 of 1%                on the first $250 million
               .125 of 1%               on the next $250 million
               .10 of 1%                on the next $250 million
               .075 of 1%               on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.
                                   CUSTODIAN

State Street Bank and Trust Company, P.O. Box 8600, Boston, Massachusetts 02266-8600, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.
                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600, is transfer agent for the Shares of the Fund, and dividend disbursing agent for the Fund.
                              INDEPENDENT AUDITORS
The independent auditors for the Fund are Ernst & Young LLP, One Oxford Centre, Pittsburgh, Pennsylvania 15219.
EXPENSES OF THE FUND AND CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES Holders of Class A Shares, Class B Shares, and Class C Shares pay their allocable portion of Corporation and portfolio expenses.
The Corporation expenses for which holders of Class A Shares, Class B Shares, and Class C Shares pay their allocable portion include, but are not limited to: the cost of organizing the Corporation and continuing its existence; registering the Corporation with federal and state securities authorities; Directors' fees; auditors' fees; the cost of meetings of Directors; legal fees of the Corporation; association membership dues; and such non-recurring and extraordinary items as may arise from time to time.
The portfolio expenses for which holders of Class A Shares, Class B Shares, and Class C Shares pay their allocable portion include, but are not limited to: registering the portfolio and Class A Shares, Class B Shares, and Class C Shares of the portfolio; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise from time to time.
At present, the only expenses which are allocated specifically to Class A Shares, Class B Shares, and Class C Shares as classes are expenses under the

Corporation's Distribution Plan and fees for Shareholder Services. However, the Directors reserve the right to allocate certain other expenses to holders of Class A Shares, Class B Shares and Class C Shares as they deem appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: distribution fees; transfer agent fees as identified by the transfer agent as attributable to holders of Class A Shares, Class B Shares, and Class C Shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and to state securities commissions; expenses related to administrative personnel and services as required to support holders of Class A Shares, Class B Shares, and Class C Shares; legal fees relating solely to Class A Shares, Class B Shares, or Class C Shares; and Directors' fees incurred as a result of issues related solely to Class A Shares, Class B Shares, or Class C Shares.
BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Directors.
                            SHAREHOLDER INFORMATION
VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of each Fund or class in the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.
As a Maryland corporation, the Corporation is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Corporation's or the Fund's operation and for the election of Directors under certain circumstances.
Directors may be removed by the Directors or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the written request of shareholders owning at least 10% of the Corporation's outstanding shares of all series entitled to vote.
                                TAX INFORMATION
FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of the Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. However, the Fund may invest in the stock of certain foreign corporations which would constitute a Passive Foreign Investment Company ("PFIC"). Federal income taxes may be imposed on the Fund upon disposition of PFIC investments.
The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Corporation's other portfolios will not be combined for tax purposes with those realized by the Fund.
Investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduced tax rates or exemptions on this income. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is unknown. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.
Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed.
Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.
If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Furthermore, shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.
PENNSYLVANIA PERSONAL PROPERTY TAXES
Shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.
Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.
                            PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return and yield for each class of Shares.
Total return represents the change, over a specific period of time, in the value of an investment in each class of Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.
The yield of each class of Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by each class of Shares over a thirty-day period by the maximum offering price per share of each class on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by each class of Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
The performance information reflects the effect of non-recurring charges, such as the maximum sales load or contingent deferred sales charges, which, if excluded, would increase the total return and yield.
Total return and yield will be calculated separately for Class A Shares, Class B Shares, and Class C Shares. Expense differences among Class A Shares, Class B Shares, and Class C Shares may affect the performance of each class.
From time to time, advertisements for Class A Shares, Class B Shares, and Class C Shares of the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Class A Shares, Class B Shares, and Class C Shares to certain indices.



                                FEDERATED EMERGING MARKETS FUND
                                (A portfolio of World Investment Series, Inc.)

                                Class A Shares
                                Class B Shares
                                Class C Shares





                                      Combined Prospectus
                                  An Open-End, Diversified Management
                                  Investment Company

                                  February 13, 1996











         FEDERATED SECURITIES CORP.

          Distributor
          A subsidiary of FEDERATED INVESTORS
          Cusip #s
                    ---------
          Federated Investors Tower
          Pittsburgh, PA  15222-3779


FEDERATED EMERGING MARKETS FUND
(A portfolio of World Investment Series, Inc.)

Class A Shares

Prospectus


The Class A Shares of Federated Emerging Markets Fund (the "Fund") represent interests in a diversified portfolio of World Investment Series, Inc. (the "Corporation"), an open-end management investment company (a mutual fund). The investment objective of the Fund is to provide long-term growth of capital. Any income received from the portfolio is incidental. The Fund pursues its investment objective by investing primarily in a professionally managed portfolio of securities of issuers and companies domiciled in or having primary operations in emerging markets.
THE CLASS A SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE CLASS A SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
This prospectus contains the information you should read and know before you invest in the Class A Shares of the Fund. Keep this prospectus for future reference.
The Fund has also filed a Combined Statement of Additional Information for Class A Shares, Class B Shares, and Class C Shares dated February 13, 1996, with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional

Information, which is in paper form only, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information or to make inquiries about the Fund, contact your financial institution.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Prospectus dated February 13, 1996

Table of Contents will be generated
when document is complete.

                            SUMMARY OF FUND EXPENSES
                        FEDERATED EMERGING MARKETS FUND

                                 CLASS A SHARES
                        SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)
      5.50%
    Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of
      offering price) .....................................   None
    Contingent Deferred Sales Charge (as a percentage of original
      purchase price or redemption proceeds, as applicable)(1)        0.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)    None
Exchange Fee...............................................   None

                    ANNUAL CLASS A SHARES OPERATING EXPENSES
               (As a percentage of projected average net assets)*
Management Fee (after waiver)(2)...........................      %
12b-1 Fee (3)..............................................      %
Total Other Expenses.......................................      %
       Shareholder Services Fee ...................      %
          Total Class A Shares Operating Expenses (4)......      %
    (1) Class A Shares purchased with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales load and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of 0.50 of 1.00% for redemptions made within one full year of purchase. (See "Contingent Deferred Sales Charge.")
    (2) The estimated Management Fee has been reduced to reflect the anticipated voluntary waiver of a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time at
      its sole discretion.  The maximum management fee is      %.
                                                          -----
    (3) Class A Shares have no present intention of paying or accruing the 12b-1 fee during the fiscal year ending November 30, 1996. If Class A Shares were paying or accruing the 12b-1 fee, Class A Shares would be able to pay up to 0.25% of its average daily net assets for the 12b-1 fee.  See "Corporation Information."
    (4)   The Total Class A Shares Operating Expenses are estimated to be
            % absent the anticipated voluntary waiver of a portion of the
      ------
      Management Fee.
    * Total Class A Shares Operating Expenses are estimated based on average expenses expected to be incurred during the period ending November 30, 1996. During the course of this period, expenses may be more or less than the average amount shown.
  The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class A Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "What Shares Cost" and "Corporation Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                           1 year  3 years
    You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end
       of each time period ....................   $         $
                                                   --        --
    You would pay the following expenses on the same investment,
       assuming no redemption .................   $         $
                                                   --        --

The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. This example is based on estimated data for the Class A Shares' fiscal year ending November 30, 1996.



                              GENERAL INFORMATION
The Corporation was established under the laws of the State of Maryland on January 25, 1994. The Corporation's address is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. The Articles of Incorporation permit the Corporation to offer separate series of shares representing interests in separate portfolios of securities. As of the date of this prospectus, the Board of Directors (the "Directors") has established three classes of shares for the Fund, known as Class A Shares, Class B Shares, and Class C Shares. This prospectus relates only to Class A Shares (the "Shares") of the Fund.
Shares of the Fund are designed for individuals and institutions seeking long-term growth of capital by investing primarily in a portfolio of common stocks of emerging market companies.
For information on how to purchase Shares of the Fund, please refer to "How to Purchase Shares." The minimum initial investment for Class A Shares is $500. However, the minimum initial investment for a retirement account is $50. Subsequent investments must be in amounts of at least $100, except for retirement plans which must be in amounts of at least $50.
In general, Class A Shares are sold at net asset value plus the applicable sales load and are redeemed at net asset value. However, a contingent deferred sales charge is imposed under certain circumstances. For a more complete description, see "How to Redeem Shares."
In addition, the Fund pays a shareholder services fee at an annual rate not to exceed 0.25% of average daily net assets.

Investors should be aware of the following general observations. The Fund may make certain investments and employ certain investment techniques that involve risks, including, but not limited to, entering into repurchase agreements, lending portfolio securities, investing in restricted and illiquid securities, investing in securities on a when-issued and delayed delivery basis, writing call options and investing in foreign securities.
The Fund's current net asset value and offering price can be found in the mutual funds section of local newspapers under "Federated Liberty Funds."
                            LIBERTY FAMILY OF FUNDS
This Fund is a member of a family of mutual funds, collectively known as the Liberty Family of Funds. The other funds in the Liberty Family of Funds are:
   o American Leaders Fund, Inc., providing growth of capital and income through high-quality stocks;
   o Capital Growth Fund, providing appreciation of capital primarily through equity securities;
   o Federated Asia Pacific Growth Fund, providing long-term growth of capital by investing in equity securities of companies located in Asia and the Pacific Rim;
   o Federated Bond Fund, providing current income through high-quality corporate debt;
   o Federated European Growth Fund, providing long-term growth of capital through investments primarily in the equity securities of European companies;
   o Federated Growth Strategies Fund, providing appreciation of capital primarily through equity securities of companies with prospects for above-average growth in earnings and dividends;
   o Federated International Equity Fund, providing long-term capital growth and income through international securities;

   o Federated International Income Fund, providing a high level of current income consistent with prudent investment risk through high-quality debt securities denominated primarily in foreign currencies;
   o Federated International Small Company Fund, providing long-term growth of capital by investing in equity securities of small foreign companies in developed and emerging markets.
   o Federated Latin American Growth Fund, providing long-term growth of capital by investing in equity securities of companies located in Latin America;
   o Federated Small Cap Strategies Fund, providing capital appreciation through common stocks of small capitalization companies;
   o Fund for U.S. Government Securities, Inc., providing current income through long-term U.S. government securities;
   o Liberty Equity Income Fund, Inc., providing above-average income and capital appreciation through income producing equity securities;
   o Liberty High Income Bond Fund, Inc., providing high current income through high-yielding, lower-rated corporate bonds;
   o Liberty Municipal Securities Fund, Inc., providing a high level of current income exempt from federal regular income tax through municipal bonds;
   o Liberty U.S. Government Money Market Trust, providing current income consistent with stability of principal through high-quality U.S. government securities;
   o Liberty Utility Fund, Inc., providing current income and long-term growth of income, primarily through electric, gas, and communications utilities;
   o Limited Term Fund, providing a high level of current income consistent with minimum fluctuation in principal value through investment grade securities;
   o Limited Term Municipal Fund, providing a high level of current income exempt from federal regular income tax consistent with the preservation of principal, primarily limited to municipal securities;

   o Michigan Intermediate Municipal Trust, providing current income exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan and Michigan municipalities, primarily through Michigan municipal securities;
   o Pennsylvania Municipal Income Fund, providing current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania, primarily through Pennsylvania municipal securities;
   o Strategic Income Fund, providing a high level of current income, primarily through domestic and foreign corporate debt obligations;
   o Tax-Free Instruments Trust, providing current income consistent with stability of principal and exempt from federal income tax, through high-quality, short-term municipal securities; and
   o World Utility Fund, providing total return primarily through securities issued by domestic and foreign companies in the utilities industries.
Prospectuses for these funds are available by writing to Federated Securities Corp.
Each of the funds may also invest in certain other types of securities as described in each fund's prospectus.
The Liberty Family of Funds provides flexibility and diversification for an investor's long-term investment planning. It enables an investor to meet the challenges of changing market conditions by offering convenient exchange privileges which give access to various investment vehicles and by providing the investment services of proven, professional investment advisers.
Shareholders of Class A Shares who have been designated as Liberty Life Members are exempt from sales loads on future purchases in and exchanges between the Class A Shares of any funds in the Liberty Family of Funds, as long as they maintain a $500 balance in one of the Liberty Funds.
                             INVESTMENT INFORMATION

INVESTMENT OBJECTIVE
The investment objective of the Fund is to provide long-term growth of capital. Any income received from the portfolio is incidental. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.
INVESTMENT POLICIES
The Fund pursues its investment objective by investing primarily in a professionally managed and diversified portfolio of securities of issuers and companies located in countries having emerging markets. Under normal market conditions, the Fund intends to invest at least 65% of its total assets in equity securities of issuers and companies located in countries having emerging markets.
The Fund expects to diversify investments across emerging markets in Latin America, Asia, Europe, the Middle East and Africa. The Fund intends to allocate its investments among at least three countries at all times and does not expect to concentrate investments in any particular industry.
Unless indicated otherwise, the investment policies of the Fund may be changed by the Directors without the approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.
                                EMERGING MARKETS
In managing the Fund's portfolio, the Fund's investment adviser considers countries having emerging markets to be all countries that are generally considered have developing or emerging markets or economies. Furthermore, the Fund's investment adviser considers emerging market countries to be all countries considered by the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities, as developing.

Generally included in emerging markets are all countries in the world except Australia, Canada, Japan, New Zealand, the United States, and most western European countries. The Fund will focus on countries which the investment adviser believes to have strongly developing economies and markets. Under normal circumstances the Fund will invest at least 65% of its total assets in, among others, the following countries: Argentina, Bolivia, Botswana, Brazil, Chile, China, Colombia, Cyprus, Czech Republic, Ecuador, Egypt, Ghana, Greece, Hong Kong, Hungary, India, Indonesia, Jamaica, Jordan, Kenya, Korea, Malaysia, Mauritius, Mexico, Morocco, Nigeria, Oman, Pakistan, Peru, Philippines, Poland, Portugal, Russia, Singapore, Slovakia, South Africa, Sri Lanka, Swaziland, Taiwan, Thailand, Tunisia, Turkey, Uruguay, Venezuela, and Zimbabwe. The Fund may invest in countries other than those defined above, if, in the opinion of the Fund's investment adviser, they are considered to be emerging markets.
While the investment adviser considers the above-mentioned countries eligible for investment, the Fund will not be invested in all such markets at all times. Furthermore, the Fund may not pursue investment in such countries due to lack of adequate custody of the Fund's assets, overly burdensome restrictions and repatriation, lack of an organized and liquid market, or unacceptable political or other risks.
Emerging markets companies are defined as (i) those for which the principal securities trading market is an emerging market country, as described above;
(ii) those which are organized under the laws of, or with a principal office in, an emerging market country; or (iii) those, wherever organized or traded, who derive (directly or indirectly through subsidiaries) at least 50% of their total assets, capitalization, gross revenue or profit from its most current year from goods produced, services performed, or sales made in such emerging market countries.
                             ACCEPTABLE INVESTMENTS

The equity securities in which the Fund may invest include common stock, preferred stock (either convertible or non-convertible), sponsored or unsponsored depositary receipts or shares, and warrants, including other substantially similar forms of equity with comparable risk characteristics as well as other forms which may be developed in the future. Securities may be purchased on securities exchanges, traded over-the-counter, or have no organized market. The Fund may also purchase corporate and government fixed income securities denominated in currencies other than U.S. dollars; enter into forward commitments, repurchase agreements and foreign currency transactions; maintain reserves in foreign or U.S. money market instruments; and purchase options and financial futures contracts.
                             COMMON AND PREFERRED STOCK
Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.
In selecting securities, the investment adviser typically evaluates industry trends, a company's financial strength, its competitive position in domestic and export markets, technology, recent developments and profitability, together with overall growth prospects. Other considerations generally include quality and depth of management, government regulation, and availability and cost of labor and raw materials. Investment decisions are made without regard to arbitrary criteria as to minimum asset size, debt-equity ratios or dividend history of portfolio companies.
                                DEPOSITARY RECEIPTS
The Fund may invest in foreign issuers by purchasing sponsored or unsponsored securities representing underlying international securities such as American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), Global Depositary Certificates ("GDCs"), International Depositary Receipts ("IDRs"), and Russian Depositary Certificates ("RDCs") or securities convertible into foreign equity securities. ADRs and ADSs typically are issued by a United States bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), GDRs, GDCs, IDRs and RDCs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. ADRs, ADSs, CDRs, EDRs, GDRs, GDCs, IDRs, and RDCs are collectively known as "Depositary Receipts." Depositary Receipts may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored Depositary Receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.
                                  DEBT SECURITIES

In pursuit of the Fund's objective of long-term growth of capital, the Fund may invest up to 35% of its total assets in debt securities. Capital appreciation in debt securities may arise as a result of favorable changes in the creditworthiness of issuers, relative interest rate levels, or relative foreign exchange rates. Any income received from debt securities will be incidental to the Fund's objective of long-term growth of capital. These debt obligations consist of U.S. and foreign government securities and corporate debt securities, including, but not limited to, Samurai and Yankee bonds, Eurobonds and depositary receipts. The issuers of such debt securities may or may not be domiciled in emerging countries.
The debt securities in which the Fund may invest may be rated, at the time of purchase, BB or lower by Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service ("Fitch") or Ba or lower by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, are of comparable quality as determined by the investment adviser. The prices of fixed income securities generally fluctuate inversely to the direction of interest rates.
                               CONVERTIBLE SECURITIES
The Fund may invest in convertible securities rated, at the time of purchase, BB or lower by S&P or Fitch or Ba or lower by Moody's, or, if unrated, are of comparable quality as determined by the investment adviser.
Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible bonds, convertible preferred stock or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of different investment strategies. In selecting a convertible security, the investment adviser evaluates the investment characteristics of the convertible security as a fixed income investment, and the investment potential of the underlying security for capital appreciation.
               INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
Due to restrictions on direct investment by foreign entities in certain foreign countries, investments in other investment companies may be the most practical or only manner in which the Fund can participate in the securities markets of such countries. The Fund may also invest in other investment companies for the purpose of investing its short term cash on a temporary basis. The Fund may invest up to 10% of its total assets in the securities of other investment companies. To the extent that the Fund invests in securities issued by other investment companies, the Fund will indirectly bear its proportionate share of any fees and expenses paid by such companies, in addition to the fees and expenses payable directly by the Fund.
                         RESTRICTED AND ILLIQUID SECURITIES
The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Restricted securities may be issued by new and early stage companies which may include a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expense of registration. The Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Directors to be liquid, over-the counter options, swap agreements not determined to be liquid, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.
                               REPURCHASE AGREEMENTS
The Fund may invest in repurchase agreements. Repurchase agreements are arrangements by which the Fund purchases a security for cash and obtains a simultaneous commitment from the seller (usually a bank or broker/dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default. In such a case, the Fund may incur costs in disposing of the security which would increase Fund expenses. The investment adviser will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.


                   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for different times in the future. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the investment adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.
                          LENDING OF PORTFOLIO SECURITIES
In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Directors and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times.
There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.
                               TEMPORARY INVESTMENTS
For temporary defensive purposes, when the investment adviser determines that market conditions warrant (up to 100% of total assets) and to maintain liquidity (up to 20% of total assets), the Fund may invest in U.S. and foreign debt instruments as well as cash or cash equivalents, including foreign and domestic money market instruments, short-term government and corporate obligations, and repurchase agreements.
                                FORWARD COMMITMENTS

Forward commitments are contracts to purchase securities for a fixed price at a date beyond customary settlement time. The Fund may enter into these contracts if liquid securities in amounts sufficient to meet the purchase price are segregated on the Fund's records at the trade date and maintained until the transaction has been settled. Risk is involved if the value of the security declines before settlement. Although the Fund enters into forward commitments with the intention of acquiring the security, it may dispose of the commitment prior to settlement and realize short-term profit or loss.


                           FOREIGN CURRENCY TRANSACTIONS
The Fund will enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot (i.e., cash) basis at prevailing rates or through forward foreign currency exchange contracts.
The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although foreign currency exchanges may be used by the Fund to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund. Further, the Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations. Cross-hedging transactions by the Fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability that is the subject of the hedge.
                    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties.
Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated and are maintained until the contract has been settled. The Fund will not enter into a forward contract with a term of more than one year. The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between trade date and settlement date will vary between 24 hours and 60 days, depending upon local custom.
The Fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the investment adviser will consider the likelihood of changes in currency values when making investment decisions, the investment adviser believes that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the value of the Fund's assets denominated in that currency at the time the contract was initiated, but as consistent with their other investment policies and as not otherwise limited in their ability to use this strategy.
                                      OPTIONS
The Fund may deal in options on foreign currencies, securities, and securities indices, and on futures contracts involving these items, which options may be listed for trading on an international securities exchange or traded over-the-counter. The Fund may use options to manage interest rate and currency risks. The Fund may also write covered call options and secured put options to generate income or lock in gains. The Fund may write covered call options and secured put options on up to 25% of its net assets and may purchase put and call options provided that no more than 5% of the fair market value of its net assets may be invested in premiums on such options.
A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying currency, security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying currency, security or other asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow, and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is the risk that the Fund may be required to take delivery of the underlying asset at a disadvantageous price. Over-the-counter options ("OTC options") differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience material losses. However, in writing options, the premium is paid in advance by the dealer. OTC options, which may not be continuously liquid, are available for a greater variety of assets, and with a wider range of expiration dates and exercise prices, than are exchange traded options.
It is not certain that a secondary market for positions in options, or futures contracts (see below), will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.
                           FUTURES AND OPTIONS ON FUTURES
The Fund may enter into futures contracts involving foreign currency, securities, and securities indices, or options thereon, for bona fide hedging purposes. The Fund may also enter into such futures contracts or related options for purposes other than bona fide hedging if the aggregate amount of initial margin deposits exclusive of the margin needed for foreign currency hedging, on the Fund's futures and related options positions would not exceed 5% of the net liquidation value of the Fund's assets, provided further that in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. In addition, the Fund may not sell futures contracts if the value of such futures contracts exceeds the total market value of the Fund's portfolio securities. Futures contracts and options thereon sold by the Fund are generally subject to segregation and coverage requirements established by either the Commodities Futures Trading Commission ("CFTC") or the Securities and Exchange Commission ("SEC"), with the result that, if the Fund does not hold the instrument underlying the futures contract or option, the Fund will be required to segregate on an ongoing basis with its custodian cash, U.S. government securities, or other liquid high grade debt obligations in an amount at least equal to the Fund's obligations with respect to such instruments.
The Fund may enter into securities index futures contracts and purchase and write put and call options on securities index futures contracts that are traded on regulated exchanges, including non-U.S. exchanges, to the extent permitted by the CFTC. Securities index futures contracts are based on indexes that reflect the market value of securities of the firms included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.
The Fund may enter into securities index futures contracts to sell a securities index in anticipation of or during a market decline to attempt to offset the decrease in market value of securities in its portfolio that might otherwise result. When the Fund is not fully invested and anticipates a significant market advance, it may enter into futures contracts to purchase the index in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that it intends to purchase. In many of these transactions, the Fund will purchase such securities upon termination of the futures position but, depending on market conditions, a futures position may be terminated without the corresponding purchases of common stock. The Fund may also invest in securities index futures contracts when the investment adviser believes such investment is more efficient, liquid, or cost-effective than investing directly in the securities underlying the index.
An option on a securities index futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a securities index futures contract. The Fund may purchase and write put and call options on securities index futures contracts in order to hedge all or a portion of its investment and may enter into closing purchase transactions with respect to written options in order to terminate existing positions. There is no guarantee that such closing transactions can be effected. The Fund may also invest in options on securities index futures contracts when the investment adviser believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or in the securities underlying the index, or when the futures contract or underlying securities are not available for investment upon favorable terms.
The use of futures and related options involves special consideration and risks, for example, (1) the ability of the Fund to utilize futures successfully will depend on the investment adviser's ability to predict pertinent market movements; (2) there might be imperfect correlation, or even no correlation, between the change in market value of the securities held by the Fund and the prices of the futures and options thereon relating to the securities purchased or sold by the Fund. The use of futures and related options may reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements but they can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in positions. No assurance can be given that the investment adviser's judgment in this respect will be correct.
It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.
New futures contracts, options thereon, and other financial products and risk management techniques continue to be developed. The Fund may use these investments and techniques to the extent consistent with its investment objectives and regulatory and federal tax considerations.

                                  SWAP AGREEMENTS
As one way of managing its exposure to different types of investments, the Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments, its share price and yield.
Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements to reduce its exposure through offsetting transactions. When the Fund enters into a swap agreement, assets of the Fund equal to the value of the swap agreement will be segregated by the Fund.
                     RISK CHARACTERISTICS OF FOREIGN SECURITIES
Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments. In an attempt to reduce some of these risks, the Fund diversifies its investments broadly among foreign countries which may include both developed and developing countries.
The Fund may take advantage of the unusual opportunities for higher returns available from investing in developing countries. These investments carry considerably more volatility and risk because they generally are associated with less mature economies and less stable political systems.
The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Further, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations.
Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some countries. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.
With respect to any foreign country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, governmental regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the Fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside of the United States.
Brokerage commissions, custodial services, and other costs relating to investment may be more expensive than in the United States. Foreign markets may have different clearance and settlement procedures such as requiring payment for securities before delivery. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.
CURRENCY RISKS. Because the majority of securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of Fund assets denominated in the currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar the value of Fund assets denominated in that currency will decrease. Under the United States Internal Revenue Code, as amended (the "Code"), the Fund is required to separately account for the foreign currency component of gains or losses, which will usually be viewed under the Code as items of ordinary and distributable income or loss, thus affecting the Fund's distributable income. (See "Federal Income Tax").
The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. dollars, the Fund will not convert its holdings of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers may realize a profit on the difference between the price at which they buy and sell currencies.
FOREIGN COMPANIES. Other differences between investing in foreign and U.S. companies include:
    . less publicly available information about foreign issuers;
    . credit risks associated with certain foreign governments;
    . the lack of uniform accounting, auditing, and financial reporting standards and practices or regulatory requirements comparable to those applicable to U.S. companies;
    . less readily available market quotations on foreign issues;
    . differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks;
    . differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments;
    . the limited size of many foreign securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of securities;
    . the likelihood that securities of foreign issuers may be less liquid or more volatile;
    . foreign brokerage commissions may be higher;
    . unreliable mail service between countries;
    . political or financial changes which adversely affect investments in some countries;
    . increased risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities;
    . certain markets may require payment for securities before delivery;
    . religious and ethnic instability; and

    . certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests.
U.S. GOVERNMENT POLICIES. In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors such as the Fund. Investors are advised that when such policies are instituted, the Fund will abide by them.
                    RISK CONSIDERATIONS IN  EMERGING MARKETS
Investing in securities of issuers in emerging market countries involves exposure to significantly higher risk than investing in countries with developed markets. Emerging market countries may have economic structures that are generally less diverse and mature and political systems that can be expected to be less stable than those of developed countries.
Securities prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, emerging market countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Such countries may also have restrictions on foreign ownership or prohibitions on the repatriation of assets, and may have less protection of property rights than developed countries.
The economies of emerging market countries may be predominantly based on only a few industries or dependent on revenues from particular commodities or on international aid or development assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and in volatility in the price of securities traded on those markets. Also, securities markets in emerging market countries typically offer less regulatory protection for investors.
            RISK FACTORS RELATING TO INVESTING IN HIGH YIELD SECURITIES
The debt securities in which the Fund invests are usually not in the three highest rating categories of a nationally recognized statistical rating organization (AAA, AA, or A for S&P or Fitch and Aaa, Aa, or A for Moody's), but are in the lower rating categories or are unrated, but are of comparable quality and have speculative characteristics or are speculative. Lower-rated bonds or unrated bonds are commonly referred to as "junk bonds." There is no minimal acceptable rating for a security to be purchased or held in the Fund's portfolio, and the Fund may, from time to time, purchase or hold debt securities rated in the lowest rating category. A description of the rating categories is contained in the Appendix to the Combined Statement of Additional Information. Debt obligations that are not determined to be investment grade are high-yield, high-risk bonds, typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. To a greater extent than investment grade bonds, lower-rated bonds tend to reflect short-term corporate, economic, and market developments, as well as investor perceptions of the issuer's credit quality. In addition, lower-rated bonds may be more difficult to dispose of or to value than higher-rated, lower-yielding bonds.
The Fund's investment adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.
INVESTMENT LIMITATIONS
The Fund will not:
   o borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge its assets to secure such borrowings; or
   o with respect to 75% of its total assets, invest more than 5% of the value of its total assets in securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government and its agencies or instrumentalities, and repurchase agreements collateralized by such securities) or acquire more than 10% of the outstanding voting securities of any one issuer.
The above investment limitations cannot be changed without shareholder approval.
                                NET ASSET VALUE
The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of Class A Shares in the market value of all securities and other assets of the Fund, subtracting the interest of Class A Shares in the liabilities of the Fund and those attributable to Class A Shares, and dividing the remainder by the total number of Class A Shares outstanding. The net asset value for Class A Shares may differ from that of Class B Shares and Class C Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.
The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

                             HOW TO PURCHASE SHARES
Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial institution (such as a bank or broker/dealer which has a sales agreement with the distributor) or by wire or by check directly to the Fund, with a minimum initial investment of $500. Additional investments can be made for as little as $100. The minimum initial and subsequent investment for retirement plans is only $50. (Financial institutions may impose different minimum investment requirements on their customers.)
In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased. WHAT SHARES COST
Shares are sold at their net asset value next determined after an order is received, plus a sales load as follows:
                                       SALES LOAD AS   DEALER
                         SALES LOAD AS  A PERCENTAGE  CONCESSION
                         A PERCENTAGE    OF NET      AS A PERCENTAGE
       AMOUNT OF         OF OFFERING    AMOUNT         OF PUBLIC
       TRANSACTION          PRICE       INVESTED     OFFERING PRICE
    Less than $50,000       5.50%        5.82%          5.00%
    $50,000 but less than $100,000       4.50%          4.71%    4.00%
    $100,000 but less than $250,000      3.75%          3.90%    3.25%
    $250,000 but less than $500,000      2.50%          2.56%    2.25%
    $500,000 but less than $1 million    2.00%          2.04%    1.80%
$1 million or greater       0.00%        0.00%          0.25%*
* See sub-section entitled "Dealer Concession."

No sales load is imposed for Shares purchased through bank trust departments, investment advisers registered under the Investment Advisers Act of 1940, as amended, or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or to shareholders designated as Liberty Life Members. However, investors who purchase Shares through a trust department, investment adviser, or retirement plan may be charged an additional service fee by the institution. Additionally, no sales load is imposed for Shares purchased through "wrap accounts" or similar programs, under which clients pay a fee or fees for services.
                               DEALER CONCESSION
For sales of Shares, a dealer will normally receive up to 90% of the applicable sales load. Any portion of the sales load which is not paid to a dealer will be retained by the distributor. However, the distributor may offer to pay dealers up to 100% of the sales load retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. On purchases of $1 million or more, the investor pays no sales load; however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Shares outstanding at each month end.
The sales load for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp. Federated Securities Corp. may pay fees to banks out of the sales load in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of Shares.

                     REDUCING OR ELIMINATING THE SALES LOAD
The sales load can be reduced or eliminated on the purchase of Shares through:
   o quantity discounts and accumulated purchases;
   o concurrent purchases;
   o signing a 13-month letter of intent;
   o using the reinvestment privilege; or
   o purchases with proceeds from redemptions of unaffiliated investment company shares.
                  QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES
As shown in the table above, larger purchases reduce the sales load paid. The Fund will combine purchases of Shares made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales load. In addition, the sales load, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.
If an additional purchase of Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Shares having a current value at the public offering price of $30,000 and he purchases $20,000 more at the current public offering price, the sales load on the additional purchase according to the schedule now in effect would be 4.50%, not 5.50%.
To receive the sales load reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the purchase is made that Shares are already owned or that purchases are being combined. The Fund will reduce the sales load after it confirms the purchases.
                              CONCURRENT PURCHASES
For purposes of qualifying for a sales load reduction, a shareholder has the privilege of combining concurrent purchases of two or more funds in the Liberty Family of Funds, the purchase price of which includes a sales load. For example, if a shareholder concurrently invested $30,000 in one of the other funds in the Liberty Family of Funds with a sales load, and $20,000 in this Fund, the sales load would be reduced.
To receive this sales load reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the concurrent purchases are made. The Fund will reduce the sales load after it confirms the purchases.
                                LETTER OF INTENT
If a shareholder intends to purchase at least $50,000 of shares of the funds in the Liberty Family of Funds (excluding money market funds) over the next 13 months, the sales load may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales load adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 5.50% of the total amount intended to be purchased in escrow (in Shares) until such purchase is completed.
 The Shares held in escrow in the shareholder's account will be released upon fulfillment of the letter of intent or the end of the 13-month period, whichever comes first. If the amount specified in the letter of intent is not purchased, an appropriate number of escrowed Shares may be redeemed in order to realize the difference in the sales load.
While this letter of intent will not obligate the shareholder to purchase Shares, each purchase during the period will be at the sales load applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Shares of any fund in the Liberty Family of Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. Prior trade prices will not be adjusted.
                             REINVESTMENT PRIVILEGE

If Shares in the Fund have been redeemed, the shareholder has the privilege, within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales load. Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales load. If the shareholder redeems his Shares in the Fund, there may be tax consequences.
 PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF UNAFFILIATED INVESTMENT COMPANIES Investors may purchase Shares at net asset value, without a sales load, with the proceeds from the redemption of shares of an unaffiliated investment company that were purchased or sold with a sales load or commission and were not distributed by Federated Securities Corp. The purchase must be made within 60 days of the redemption, and Federated Securities Corp. must be notified by the investor in writing, or by his financial institution, at the time the purchase is made. From time to time, the Fund may offer dealers a payment of .50 of 1.00% for Shares purchased under this program. If Shares are purchased in this manner, Fund purchases will be subject to a contingent deferred sales charge for one year from the date of purchase. Shareholders will be notified prior to the implementation of any special offering as described above.
               PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION
An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders placed through a financial institution are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.
                           PURCHASING SHARES BY WIRE
Once an account has been established, Shares may be purchased by wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received immediately. Payment for purchases which are subject to a sales load must be received within three business days following the order. Payment for purchases on which no sales load is imposed must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: State Street Bank and Trust Company, Boston, Massachusetts; Attn: EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.
                           PURCHASING SHARES BY CHECK
Once an account has been established, Shares may be purchased by sending a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).
SPECIAL PURCHASE FEATURES
                         SYSTEMATIC INVESTMENT PROGRAM
Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund at the net asset value next determined after an order is received by the Fund, plus the sales load, if applicable. Shareholders should contact their financial institution or the Fund to participate in this program.
                                RETIREMENT PLANS
Fund Shares can be purchased as an investment for retirement plans or IRA accounts. For further details, contact the Fund and consult a tax adviser.
                               EXCHANGE PRIVILEGE
Class A shareholders may exchange all or some of their Shares for Class A Shares of other funds in the Liberty Family of Funds at net asset value. Shareholders of Class A Shares may also exchange into certain other funds for which affiliates of Federated Investors serve as investment adviser or principal underwriter ("Federated Funds") which are sold with a sales load different from that of the Fund's or with no sales load, and which are advised by subsidiaries or affiliates of Federated Investors. These exchanges are made at net asset value plus the difference between the Fund's sales load already paid and any sales load of the Federated Fund into which the Shares are to be exchanged, if higher. Neither the Fund nor any of the funds in the Liberty Family of Funds imposes any additional fees on exchanges. Shareholders in certain other Federated Funds may exchange their shares in the Federated Funds for Class A Shares.
                           REQUIREMENTS FOR EXCHANGE
Shareholders using this privilege must exchange Shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.
This privilege is available to shareholders resident in any state in which the shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.
Further information on the exchange privilege and prospectuses for the Liberty Family of Funds are available by contacting the Fund.
                                TAX CONSEQUENCES
An exercise of the exchange privilege is treated as a sale for federal income tax purposes. Depending upon the circumstances, a capital gain or loss may be realized.
                               MAKING AN EXCHANGE
Instructions for exchanges for the Liberty Family of Funds or certain Federated Funds may be given in writing or by telephone. Written instructions may require a signature guarantee. Shareholders of the Fund may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to Federated Services Company, 500 Victory Road--2nd Floor, North Quincy, Massachusetts 02171.
                             TELEPHONE INSTRUCTIONS
Telephone instructions made by the investor may be carried out only if a telephone authorization form completed by the investor is on file with the Fund. If the instructions are given by a broker, a telephone authorization form completed by the broker must be on file with the Fund. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Shares may be exchanged between two funds by telephone only if the two funds have identical shareholder registrations.
Any Shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600 and deposited to the shareholder's account before being exchanged. Telephone exchange instructions are recorded and will be binding upon the shareholder. Such instructions will be processed as of 4:00 p.m. (Eastern time) and must be received by the Fund before that time for Shares to be exchanged the same day. Shareholders exchanging into a fund will begin receiving dividends the following business day. This privilege may be modified or terminated at any time.
                             HOW  TO REDEEM SHARES
Shares are redeemed at their net asset value, less any applicable contingent deferred sales charge, next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.
                REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION
Shares of the Fund may be redeemed by calling your financial institution to request the redemption. Shares will be redeemed at the net asset value, less any applicable contingent deferred sales charge next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions (such as banks) must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.
                         REDEEMING SHARES BY TELEPHONE
Shares may be redeemed in any amount by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from

Federated Securities Corp. Proceeds will be mailed in the form of a check, to the shareholder's address of record or by wire transfer to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared.
Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.
                            REDEEMING SHARES BY MAIL
Shares may be redeemed in any amount by mailing a written request to: Federated Services Company, Fund Name, Fund Class, P.O. Box 8600, Boston, Massachusetts 02266-8600.
The written request should state: Fund Name and the Class designation; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. It is recommended that any share certificates be sent by insured mail with the written request. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a bank which is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange, or any other "eligible guarantor institution," as defined by the Securities and Exchange Act of 1934, as amended. The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.
Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.
SPECIAL REDEMPTION FEATURES
                         SYSTEMATIC WITHDRAWAL PROGRAM
Shareholders who desire to receive payments of a predetermined amount not less than $100 may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder.
Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his financial institution. Due to the fact that Shares are sold with a sales load, it is not advisable for shareholders to continue to purchase Shares while participating in this program.
CONTINGENT DEFERRED SALES CHARGE
Class A Shares purchased under a periodic special offering with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales load and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of .50 of 1.00% for redemptions made within one full year of purchase. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption.
The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. The contingent deferred sales charge will not be imposed with respect to: (1) Shares acquired through the reinvestment of dividends or distributions of long-term capital gains; and (2) Shares held for more than one full year from the date of purchase. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. In computing the amount of the applicable contingent deferred sales charge, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than one full year from the date of purchase; (3) Shares held for less than one full year from the date of purchase on a first-in, first-out basis. A contingent deferred sales charge is not assessed in connection with an exchange of Fund Shares for shares of other funds in the Liberty Family of Funds in the same class (see "Exchange Privilege"). Any contingent deferred sales charge imposed at the time the exchanged-for Shares are redeemed is calculated as if the shareholder had held the shares from the date on which he became a shareholder of the exchanged-from Shares. Moreover, the contingent deferred sales charge will be eliminated with respect to certain redemptions (see "Elimination of Contingent Deferred Sales Charge").
ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE
The contingent deferred sales charge will be eliminated with respect to the following redemptions: (1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; (2) redemptions representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2; and (3) involuntary redemptions by the Fund of Shares in shareholder accounts that do not comply with the minimum balance requirements. No contingent deferred sales charge will be imposed on redemptions of Shares held by Directors, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor; employees of any financial institution that sells Shares of the Fund pursuant to a sales agreement with the distributor; and spouses and children under the age of 21 of the aforementioned persons. Finally, no contingent deferred sales charge will be imposed on the redemption of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940, as amended, or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial institution, to the extent that no payments were advanced for purchases made through such entities. The Directors reserve the right to discontinue elimination of the contingent deferred sales charge. Shareholders will be notified of such elimination. Any Shares purchased prior to the termination of such waiver would have the contingent deferred sales charge eliminated as provided in the Fund's prospectus at the time of the purchase of the Shares. If a shareholder making a redemption qualifies for an elimination of the contingent deferred sales charge, the shareholder must notify Federated Securities Corp. or the transfer agent in writing that he is entitled to such elimination.
                         ACCOUNT AND SHARE INFORMATION
                         CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company maintains a Share account for each shareholder. Share certificates are not issued unless requested in writing to Federated Services Company.
Detailed confirmations of each purchase and redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during that month.
                                   DIVIDENDS
Dividends are declared and paid annually to all shareholders invested in the Fund on the record date. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date net asset value without a sales load, unless shareholders request cash payments on the new account form or by contacting the transfer agent. All shareholders on the record date are entitled to the dividend. If Shares are redeemed or exchanged prior to the record date or purchased after the record date, those Shares are not entitled to that year's dividend.
                                 CAPITAL GAINS
Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months.
                           ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account, except retirement plans, and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $500. This requirement does not apply, however, if the balance falls below the required minimum value because of changes in the net asset value of Shares. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.
                            CORPORATION INFORMATION

MANAGEMENT OF THE CORPORATION
                               BOARD OF DIRECTORS
The Corporation is managed by a Board of Directors. The Directors are responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.
                               INVESTMENT ADVISER
Investment decisions for the Fund are made by the Fund's investment adviser, Federated Global Research Corp. (the "Adviser"), subject to direction by the Directors. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund. The Adviser's address is 175 Water Street, New York, New York 10038-4965.
                                 ADVISORY FEES
The Adviser receives an annual investment advisory fee equal to 1.25% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar objectives and policies. Under the investment advisory contract, which provides for the voluntary waiver of the advisory fee by the Adviser, the Adviser may voluntarily waive some or all of its fee. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities. The Adviser can terminate this voluntary waiver at any time in its sole discretion. The Adviser has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.
                              ADVISER'S BACKGROUND
Federated Global Research Corp., incorporated in Delaware on May 12, 1995, is a registered investment adviser under the Investment Advisers Act of 1940, as amended. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the Trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.
Federated Global Research Corp. and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.
Drew J. Collins has been the Fund's portfolio manager its inception. Mr. Collins joined Federated Investors in 1995 as a Senior Vice President of the Fund's investment adviser. Mr. Collins served as Vice President/Portfolio Manager of international equity portfolios at Arnold and S. Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the University of Pennsylvania.
Henry A. Frantzen has been the Fund's portfolio manager its inception. Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Fund's investment adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995.
He was the Executive Vice President and Director of Equities at Oppenheimer

Management Corporation from 1989 to 1991. Mr. Frantzen received his B.S. in finance and marketing from the University of North Dakota.
Jolanta M. Wysocka has been the Fund's portfolio manager since its inception. Ms. Wysocka joined Federated Investors in 1995 as a Vice President of the Fund's investment adviser. Ms. Wysocka served as Senior Investment Officer and Emerging Markets Portfolio Manager at PIMCO Advisers L.P./ Parametric Portfolio Associates from 1993 to 1995. She served as President of Kinetic Capital Management, Inc. from 1991 to 1995. Ms. Wysocka served as Vice President, Research for Ko Securities, Inc. from 1990 to 1991. Ms. Wysocka received her masters degree in computer science from the Institute of Technology, Zielona Gora, Poland.
Both the Corporation and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Directors, and could result in severe penalties.
DISTRIBUTION OF CLASS A SHARES
Federated Securities Corp. is the principal distributor for Shares of the Fund. Federated Securities Corp. is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.
                   DISTRIBUTION PLAN AND SHAREHOLDER SERVICES

Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the distributor may be paid a fee in an amount computed at an annual rate of up to .25 of l% of the average daily net assets of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The Fund does not currently make payments to the distributor or charge a fee under the Distribution Plan for Shares, and shareholders will be notified if the Fund intends to charge a fee under the Distribution Plan. For Shares, the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.
The Distribution Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by Shares under the Plan.
In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25 of 1% of the average daily net asset value of Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts ("Shareholder Services"). Under the Shareholder Services Agreement, Federated Shareholder Services will either perform Shareholder Services directly or will select financial institutions to perform Shareholder Services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.
In addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of sales services, distribution-related support services, or shareholder services.
The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Directors will consider appropriate changes in the services.
State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state laws.
                    OTHER PAYMENTS TO FINANCIAL INSTITUTIONS
Federated Securities Corp. will pay financial institutions, at the time of purchase, an amount equal to .50 of 1% of the net asset value of Shares purchased by their clients or customers under certain qualified retirement plans as approved by Federated Securities Corp. (Such payments are subject to a reclaim from the financial institution should the assets leave the program within 12 months after purchase.)
Furthermore, the distributor may offer to pay a fee from its own assets to financial institutions as financial assistance for providing substantial marketing and sales support. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates.


ADMINISTRATION OF THE FUND
                            ADMINISTRATIVE SERVICES
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate which relates to the average aggregate daily net assets of all Federated Funds as specified below:
               MAXIMUM                  AVERAGE AGGREGATE DAILY NET
            ADMINISTRATIVE FEE          ASSETS OF THE FEDERATED FUNDS
               .15 of 1%                on the first $250 million
               .125 of 1%               on the next $250 million
               .10 of 1%                on the next $250 million
               .075 of 1%               on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.
                                   CUSTODIAN
State Street Bank and Trust Company, P.O. Box 8600, Boston, Massachusetts 02266-8600, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600, is transfer agent for the Shares of the Fund, and dividend disbursing agent for the Fund.
                              INDEPENDENT AUDITORS
The independent auditors for the Fund are Ernst & Young LLP, One Oxford Centre, Pittsburgh, Pennsylvania 15219.
EXPENSES OF THE FUND AND CLASS A SHARES
Holders of Shares pay their allocable portion of Corporation and portfolio expenses.
The Corporation expenses for which holders of Class A Shares pay their allocable portion include, but are not limited to: the cost of organizing the Corporation and continuing its existence; registering the Corporation with federal and state securities authorities; Directors' fees; auditors' fees; the cost of meetings of Directors; legal fees of the Corporation; association membership dues; and such non-recurring and extraordinary items as may arise from time to time.
The portfolio expenses for which holders of Class A Shares pay their allocable portion include, but are not limited to: registering the portfolio and Class A Shares of the portfolio; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise from time to time.
At present, the only expenses which are allocated specifically to Class A Shares as a class are expenses under the Corporation's Distribution Plan and fees for Shareholder Services. However, the Directors reserve the right to allocate certain other expenses to holders of Class A Shares as they deem appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: distribution fees; transfer agent fees as identified by the transfer agent as attributable to holders of Class A Shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and to state securities commissions; expenses related to administrative personnel and services as required to support holders of Class A Shares; legal fees relating solely to Class A Shares; and Directors' fees incurred as a result of issues related solely to Class A Shares.
BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Directors.
                            SHAREHOLDER INFORMATION
VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of each Fund or class in the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.
As a Maryland corporation, the Corporation is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Corporation's or the Fund's operation and for the election of Directors under certain circumstances.
Directors may be removed by the Directors or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the written request of shareholders owning at least 10% of the Corporation's outstanding shares of all series entitled to vote.
                                TAX INFORMATION
FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of the Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. However, the Fund may invest in the stock of certain foreign corporations which would constitute a Passive Foreign Investment Company ("PFIC"). Federal income taxes may be imposed on the Fund upon disposition of PFIC investments.
The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Corporation's other portfolios will not be combined for tax purposes with those realized by the Fund.
Investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduced tax rates or exemptions on this income. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is unknown. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.
Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed.

Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.
If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Furthermore, shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.
PENNSYLVANIA PERSONAL PROPERTY TAXES
Fund shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.
Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.
                            PERFORMANCE INFORMATION
From time to time, the Fund advertises its total return and yield for Class A Shares.
Total return represents the change, over a specific period of time, in the value of an investment in Class A Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.
The yield of Class A Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Class A Shares over a thirty-day period by the maximum offering price per share of each class on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Class A Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
The performance information reflects the effect of non-recurring charges, such as the maximum sales load or contingent deferred sales charges, which, if excluded, would increase the total return and yield.
Total return and yield will be calculated separately for Class A Shares, Class B Shares, and Class C Shares.
From time to time, advertisements for Class A Shares of the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Class A Shares to certain indices.
                            OTHER CLASSES OF SHARES
As of the date of this prospectus, the Fund also offers two other classes of shares called Class B Shares and Class C Shares. This prospectus relates only to Class A Shares.
Class B Shares are sold primarily to customers of financial institutions, subject to a maximum contingent deferred sales charge of 5.50%. The Fund has also adopted a Distribution Plan whereby the distributor is paid a fee of up to
 .75 of 1% and a Shareholder Services fee of up to .25 of 1% of the Class B Shares' average daily net assets with respect to Class B Shares. Investments in Class B Shares are subject to a minimum initial investment of $1,500, unless the investment is in a retirement account, in which case the minimum investment is $50.
Class C Shares are sold primarily to customers of financial institutions at net asset value with no initial sales load. Class C Shares are distributed pursuant to a Distribution Plan adopted by the Fund whereby the distributor is paid a fee of up to .75 of 1%, in addition to a Shareholder Services fee of .25 of 1% of the Class C Shares' average daily net assets. In addition, Class C Shares may be subject to certain contingent deferred sales charges. Investments in Class C Shares are subject to a minimum initial investment of $1,500, unless the investment is in a retirement account, in which case the minimum investment is $50.
Class A Shares, Class B Shares, and Class C Shares are subject to certain of the same expenses. Expense differences, however, among Class A Shares, Class B Shares, and Class C Shares may affect the performance of each class.
To obtain more information and a prospectus for either Class B Shares or Class C Shares, investors may call 1-800-235-4669 or contact their financial institution.





                                FEDERATED EMERGING MARKETS FUND
                                (A portfolio of World Investment Series, Inc.)

                                Class A Shares




                                      Prospectus


                                  An Open-End, Diversified Management
                                  Investment Company

                                  February 13, 1996






         FEDERATED SECURITIES CORP.

          Distributor
          A subsidiary of FEDERATED INVESTORS
          G01472-01 (11/95)
          Federated Investors
          Federated  Investors Tower
          Pittsburgh, PA  15222-3779


                       FEDERATED EMERGING MARKETS FUND

                 (A PORTFOLIO OF WORLD INVESTMENT SERIES, INC.)
                                 CLASS A SHARES
                                 CLASS B SHARES
                                 CLASS C SHARES
                  COMBINED STATEMENT OF ADDITIONAL INFORMATION
   This  Combined Statement of Additional Information should be read with the
   combined prospectus for   Class A Shares, Class B Shares, and Class C
   Shares, or the stand-alone prospectus for Class A Shares of Federated Emerging Markets Fund (the "Fund") dated February 13, 1996. This Statement is not a prospectus itself. To receive a copy of either prospectus, write or call the Fund.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779

   Statement dated February 13, 1996












           FEDERATED SECURITIES
           CORP.

           Distributor
           A subsidiary of FEDERATED INVESTORS

GENERAL INFORMATION ABOUT THE FUND1        ADVISORY FEES                  42
                                           OTHER RELATED SERVICES         43
INVESTMENT OBJECTIVE AND POLICIES1
                                          ADMINISTRATIVE SERVICES         43
 CONVERTIBLE SECURITIES          1
                                          TRANSFER AGENT AND DIVIDEND
 WARRANTS                        2
                                          DISBURSING AGENT                44
 SOVEREIGN DEBT OBLIGATIONS      2
 WHEN-ISSUED AND DELAYED DELIVERY         BROKERAGE TRANSACTIONS          44
  TRANSACTIONS                   3
 LENDING OF PORTFOLIO SECURITIES 3
 REPURCHASE AGREEMENTS           4
 REVERSE REPURCHASE AGREEMENTS   4
 RESTRICTED AND ILLIQUID SECURITIES
                                 5
 FUTURES AND OPTIONS TRANSACTIONS6
 RISKS                          13
 FOREIGN CURRENCY TRANSACTIONS  19
 SPECIAL CONSIDERATIONS AFFECTING
  EMERGING
  MARKETS                       23
 ADDITIONAL RISK CONSIDERATIONS 25
 PORTFOLIO TURNOVER             26
 INVESTMENT LIMITATIONS         26
WORLD INVESTMENT SERIES, INC.
MANAGEMENT                      32

 FUND OWNERSHIP                 40
 DIRECTORS COMPENSATION         40
INVESTMENT ADVISORY SERVICES    42

 ADVISER TO THE FUND            42

PURCHASING SHARES               45         BROKER/DEALERS AND BANK
                                             BROKER/DEALER SUBSIDIARIES   56
 DISTRIBUTION PLAN AND SHAREHOLDER
                                          APPENDIX                        56
  SERVICES AGREEMENT            45
 CONVERSION TO FEDERAL FUNDS    46
 PURCHASES BY SALES REPRESENTATIVES,
  DIRECTORS, AND EMPLOYEES OF THE
  FUND                          46
DETERMINING NET ASSET VALUE     47

 DETERMINING MARKET VALUE OF
  SECURITIES                    47
 TRADING IN FOREIGN SECURITIES  48
REDEEMING SHARES                48

 REDEMPTION IN KIND             49
TAX STATUS                      50

 THE FUND'S TAX STATUS          50
 FOREIGN TAXES                  50
 SHAREHOLDERS' TAX STATUS       50
TOTAL RETURN                    51

YIELD                           51

PERFORMANCE COMPARISONS         52

ABOUT FEDERATED INVESTORS       54

 MUTUAL FUND MARKET             55
 INSTITUTIONAL                  55
 TRUST ORGANIZATIONS            55


GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio of World Investment Series, Inc. (the "Corporation"), which was established under the laws of the State of Maryland on January 25, 1994.
Shares of the Fund are offered in three classes known as Class A Shares, Class B Shares, and Class C Shares (individually and collectively referred to as "Shares" as the context may require). This Combined Statement of Additional Information relates to all three classes of the above-mentioned Shares. INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund is to provide long-term growth of capital. Any income realized from the portfolio is incidental. The Fund pursues its investment objective by investing primarily in securities of issuers and companies domiciled in or having primary operations in emerging markets. The investment objective cannot be changed without approval of shareholders. CONVERTIBLE SECURITIES
The convertible bonds and convertible preferred stocks in which the Fund may invest generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The prices of fixed income securities fluctuate inversely to the direction of interest rates. The holder is entitled to received the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock.
Convertible securities are senior to equity securities, and therefore have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than nonconvertible securities of similar quality. The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stocks when, in the investment adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving it investment objective. Otherwise, the Fund will hold or trade the convertible securities.
WARRANTS
The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.
SOVEREIGN DEBT OBLIGATIONS
The Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of countries with emerging markets or developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments, such as loans or loan participations. Sovereign debt of emerging market or developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors. The Fund may also invest in debt obligations of supranational entities, which include international organizations designed or supported by governmental entities to promote economic reconstruction or development, and international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (World Bank), European Investment Bank and Inter-American Development Bank.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
REPURCHASE AGREEMENTS
The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Corporation's Board of Directors (the "Directors").
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future, the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.
RESTRICTED AND ILLIQUID SECURITIES
The ability of the Directors to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933, as amended (the "Rule"). The Rule is a non-exclusive safe-harbor for certain secondary market transactions involving registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Fund believes that the staff of the SEC has left the question of determining the liquidity of all restricted securities to the Directors. The Directors may consider the following criteria in determining the liquidity of certain restricted securities:
   o the frequency of trades and quotes for the security;
   o the number of dealers willing to purchase or sell the security and the number of other potential buyers;
   o dealer undertakings to make a market in the security; and
   o the nature of the security and the nature of the marketplace trades. Notwithstanding the foregoing, securities of foreign issuers which are not listed on a recognized domestic or foreign exchange or for which a bona fide market does not exist at the time of purchase or subsequent transaction shall be treated as illiquid securities by the Directors.

FUTURES AND OPTIONS TRANSACTIONS
The Fund may attempt to hedge all or a portion of its portfolio or gain relatively rapid, liquid, and cost-effective exposure to certain markets by buying and selling futures contracts and options on futures contracts.
  FUTURES CONTRACTS
     The Fund may engage in futures contracts. A futures contract is a firm commitment by two parties, the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. However, a securities index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index was originally written. No physical delivery of the underlying securities in the index is made.
     The purpose of the acquisition or sale of a futures contract by the Fund is to protect the Fund from fluctuations in the value of its securities caused by unanticipated changes in interest rates or market conditions without necessarily buying or selling the securities. For example, in the fixed income securities market, price generally moves inversely to interest rates. A rise in rates generally means a drop in price. Conversely, a drop in rates generally means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the anticipated holding period. The Fund would "go long" (i.e., agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates. The Fund may also invest in securities index futures contracts when the investment adviser believes such investment is more efficient, liquid, or cost-effective than investing directly in the securities underlying the index.
  STOCK INDEX OPTIONS
     The Fund may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index.
     The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indices will be subject to the ability of the investment adviser to predict correctly movements in the direction of the stock market generally or of a particular industry.
  PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS
     The Fund may purchase listed or over-the-counter put options on financial futures contracts. The Fund would use these options only to protect portfolio securities against decreases in value resulting from market factors such as anticipated increase in interest rates, or when the investment adviser believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms.

     Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the realized decrease in value of the hedged securities. Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.
     The Fund may write listed or over-the counter put options on financial futures contracts to hedge its portfolio or when the investment adviser believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When the Fund writes a put option on a futures contract, it receives a cash premium which can be used in whatever way is deemed most advantageous to the Fund. In exchange for such premium, the Fund grants to the purchaser of the put the right to receive from the Fund, at the strike price, a short position in such futures contract, even though the strike price upon exercise of the option is greater than the value of the futures position received by such holder. If the value of the underlying futures position is not such that exercise of the option would be profitable to the option holder, the option will generally expire without being exercised. The Fund has no obligation to return premiums paid to it whether or not the option is exercised. It will generally be the policy of the Fund, in order to avoid the exercise of an option sold by it, to cancel its obligation under the option by entering into a closing purchase transaction, if available, unless it is determined to be in the Fund's interest to deliver the underlying futures position. A closing purchase transaction consists of the purchase by the Fund of an option having the same term as the option sold by the Fund, and has the effect of canceling the Fund's position as a seller. The premium which the Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying futures position at the time of each transaction.
  CALL OPTIONS ON FINANCIAL AND STOCK INDEX FUTURES CONTRACTS
     In addition to purchasing put options on futures, the Fund may write listed call options or over-the-counter call options on financial and stock index futures contracts (including cash-settled stock index options), to hedge its portfolio against an increase in market interest rates, a decrease in stock prices, or when the investment adviser believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As stock prices fall or market interest rates rise and cause the price of futures to decrease, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.
     In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund's portfolio securities. Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund may then substantially offset the realized decrease in value of the hedged securities.
     When the Fund purchases a call on a financial futures contract, it receives in exchange for the payment of a cash premium the right, but not the obligation, to enter into the underlying futures contract at a strike price determined at the time the call was purchased, regardless of the comparative market of such futures position at the time the option is exercised. The holder of a call option has the right to receive a long (or buyer's) position in the underlying futures contract.
     The Fund generally will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus the unrealized loss or minus the unrealized gain on those open positions, adjusted for the correlation between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.
   "MARGIN" IN FUTURES TRANSACTIONS
     Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that initial margin in futures transactions does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.
     A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions.
     The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.
  PURCHASING PUT AND CALL OPTIONS ON PORTFOLIO SECURITIES
     The Fund may purchase put and call options on portfolio securities to protect against price movements in particular securities in its portfolio.

     A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. A call option gives the Fund, in return for a premium, the right to buy the underlying securities from the seller.
  WRITING COVERED PUT AND CALL OPTIONS ON PORTFOLIO SECURITIES
     The Fund may write covered put and call options to generate income and thereby protect against price movements in particular securities in the Fund's portfolio. As the writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. As the writer of a put option, the Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option.
     The Fund may only write call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration). In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.
  OVER-THE-COUNTER OPTIONS
     The Fund may purchase and write over-the-counter options ("OTC options") on portfolio securities or in securities indexes in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund or when the securities indexes are not traded on an exchange.
     OTC options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while OTC options may not.

RISKS
  OPTIONS
      Certain hedging vehicles have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the adviser's view as to certain market movements is incorrect, the risk that the use of such hedging strategies could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may both be liquid in all circumstances and certain over-the-counter options may have not markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchase of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of hedging strategies would reduce net asset value, and possibly income, and such losses can be greater than if the hedging strategies had not been utilized.
  COMBINED TRANSACTIONS
     The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transaction (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single hedging strategy, as part of a single or combined strategy when, in the opinion of the investment adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the investment adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.
  SWAPS, CAPS, FLOORS AND COLLARS
     Among the hedging strategies into which the Fund may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors, and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rating payments of fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.
     The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors, and collars are entered into for good faith hedging purposes, the investment adviser and the Fund believe such obligations do not constitute senior securities under the Investment Company Act of 1940, as amended, and, accordingly, will not treat them as being subject to its borrowing restrictions. There is no minimal acceptable rating for a swap, cap, floor, or collar to be purchased or held in the Fund's portfolio. If there is a default by the counterparty, the

     Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.
  RISKS OF HEDGING STRATEGIES OUTSIDE THE U.S.
     When conducted outside the U.S., hedging strategies may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S.,
     (iv) the imposition of different exercise and settlement terms and procedures and the margin requirements than in the U.S., and (v) lower trading volume and liquidity.
  USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS
     Many hedging strategies, in addition to other requirements, require that the Fund segregate liquid high grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high grade securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid high grade assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate liquid high grade assets equal to the exercise price.
     Except when the Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate liquid high grade assets equal to the amount of the Fund's obligations.
     OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OTC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OTC guaranteed listed option sold by the

     Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OTC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, and the Fund will segregate an equal amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.
     In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.
     Strategic transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and hedging strategies. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other hedging strategies may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.
     The Fund's activities involving hedging strategies may be limited by the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") for qualification as a regulated investment company. (See "Tax Status")
FOREIGN CURRENCY TRANSACTIONS
  CURRENCY RISKS
     The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. dollars, the Fund may not convert its holdings of foreign currencies to U.S. dollars daily. The Fund may incur conversion costs when it converts its holdings to another currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Fund buys and sells currencies.
     The Fund will engage in foreign currency exchange transactions in connection with its portfolio investments. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
     The Fund may enter into forward foreign currency exchange contracts in order to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. The investment adviser believes that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in the Fund's best interest to do so. The Fund will not speculate in foreign currency exchange.
     The Fund will not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts when it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge" denominated in a currency or currencies that the investment adviser believes will tend to be closely correlated with that currency with regard to price movements. Generally, the Fund will not enter into a forward foreign currency exchange contract with a term longer than one year.
  FOREIGN CURRENCY OPTIONS
     A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency.
     When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration.
     A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if the Fund was holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, the Fund would not have to exercise its put option. Likewise, if the Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the Fund would not have to exercise its call. Instead, the Fund could acquire in the spot market the amount of foreign currency needed for settlement.
  SPECIAL RISKS ASSOCIATED WITH FOREIGN CURRENCY OPTIONS
     Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain risks associated with foreign currency options. The markets in foreign currency options are relatively new, and the Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Fund will not purchase or write such options unless and until, in the opinion of the investment adviser, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.
     In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally. The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.
     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.
  FOREIGN CURRENCY FUTURES TRANSACTIONS
     By using foreign currency futures contracts and options on such contracts, the Fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. The Fund may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.
  SPECIAL RISKS ASSOCIATED WITH FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS
     Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on currencies, as described above.
     Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Fund will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the investment adviser, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.
SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS
Investing in equity securities of companies in emerging markets may entail greater risks than investing in equity securities in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and
(v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property. Investing in the securities of companies in emerging markets, may entail special risks relating to the potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.
Settlement mechanisms in emerging markets may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.
Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had any may continue to have negative effects on the economies and securities markets of certain Latin American countries.
POLITICAL, SOCIAL AND ECONOMIC RISKS. Even though opportunities for investment may exist in emerging markets, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist.
Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of Latin American countries previously expropriated large quantities of real and personal property similar to the property which will be represented by the securities purchased by the Fund. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by securities purchased by the Fund will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, the Fund could lose its entire investment in such countries. The Fund's investments would similarly be adversely affected by exchange control regulation in any of those countries.
Certain countries in which the Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extraconsititutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which the Fund invests and adversely affect the value of the Fund's assets.
ADDITIONAL RISK CONSIDERATIONS
The Directors consider at least annually the likelihood of the imposition by any foreign government of exchange control restrictions which would affect the liquidity of the Fund's assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Directors also consider the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories. However, in the absence of willful misfeasance, bad faith or gross negligence on the part of the investment adviser, any losses resulting from the holding of the Fund's portfolio securities in foreign countries and/or with securities depositories will be at the risk of shareholders. No assurance can be given that the Directors' appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments might not occur.
PORTFOLIO TURNOVER
Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The investment adviser does not anticipate that portfolio turnover will result in adverse tax consequences. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of portfolio turnover exceeding 100%; however, the relative performance of the Fund's investments may make a realignment of the Fund's portfolio desirable from time to time. The frequency of such portfolio realignments will be determined by market conditions. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly.
INVESTMENT LIMITATIONS
The following investment limitations are fundamental (except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities" under the Investment Company Act of 1940, as amended, or assets exempted by the SEC) in an open-end investment company with substantially the same investment objectives):
  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed, and except to the extent that the Fund may enter into futures contracts. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In these cases, the Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis; and
     (b) collateral arrangements with respect to:  (i) the purchase and sale of securities options (and options on securities indexes) and (ii) initial or variation margin for futures contracts.
  CONCENTRATION OF INVESTMENTS
     The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities.
  INVESTING IN COMMODITIES
     The Fund will not invest in commodities, except that the Fund reserves the right to engage in transactions involving futures contracts, options, and forward contracts with respect to securities, securities indexes or currencies.
  INVESTING IN REAL ESTATE
     The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except portfolio securities.
     This shall not prevent the Fund from purchasing or holding U.S. government obligations, corporate bonds, money market instruments, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations or the Corporation's Articles of Incorporation.
  UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
  DIVERSIFICATION OF INVESTMENTS
     With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.
The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval (except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities" under the Investment Company Act of 1940, as amended, or assets exempted by the SEC) in an open-end investment company with substantially the same investment objectives). Shareholders will be notified before any material changes in these limitations become effective.
  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of its total assets in any one investment company, and invest no more than 10% of its total assets in investment companies in general. The Fund will purchase securities of investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees, and, therefore, any investment by the Fund in shares of another investment company would be subject to such duplicate expenses.
  INVESTING IN ILLIQUID SECURITIES
    The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable time deposits with maturities over seven days, over-the-counter options, swap agreements not determined to be liquid, and certain restricted securities not determined by the Directors to be liquid.
  INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in securities of issuers with records of less than three years of continuous operations, including the operation of any predecessor.
  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND DIRECTORS OF THE CORPORATION
     The Fund will not purchase or retain the securities of any issuer if the officers and Directors of the Corporation or the Fund's investment adviser, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
  INVESTING IN MINERALS
     The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, although it may invest in the securities of issuers which invest in or sponsor such programs.
  PURCHASING SECURITIES TO EXERCISE CONTROL
     The Fund will not purchase securities of a company for the purpose of exercising control or management.

  INVESTING IN PUT OPTIONS
     The Fund will not purchase put options on securities or futures contracts, unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.
  WRITING COVERED CALL OPTIONS
     The Fund will not write call options on securities unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.
  INVESTING IN WARRANTS
     The Fund will not invest more than 5% of the value of its net assets in warrants, including those acquired in units or attached to other securities. No more than 2% of the Fund's net assets, to be included within the overall 5% limit on investments in warrants, may be warrants which are not listed on the New York or American Stock Exchanges. For purposes of this investment restriction, warrants will be valued at the lower of cost or market, except that warrants acquired by the Fund in units with or attached to securities may be deemed to be without value.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund has no present intent to borrow money, pledge securities, or invest in reverse repurchase agreements in excess of 5% of the value of its total assets in the coming fiscal year. In addition, the Fund expects to lend not more than 5% of its total assets in the coming fiscal year.
To comply with registration requirements in certain states, the Fund (1) will limit the aggregate value of the assets underlying covered call options or put options written by the Fund to not more than 25% of its net assets, (2) will limit the premiums paid for options purchased by the Fund to 5% of its net assets, and (3) will limit the margin deposits on futures contracts entered into by the Fund to 5% of its net assets. (If state requirements change, these restrictions may be revised without shareholder notification.)
For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."


WORLD INVESTMENT SERIES, INC. MANAGEMENT

OFFICERS AND DIRECTORS ARE LISTED WITH THEIR ADDRESSES, BIRTHDATES, PRESENT POSITIONS WITH WORLD INVESTMENT SERIES, INC., AND PRINCIPAL OCCUPATIONS.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Director
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company .


Thomas G. Bigley

28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Director
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Director
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Director

Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.




James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Director
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Director
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Richard B. Fisher *
Federated Investors Tower
Pittsburgh, PA

Birthdate:  May 17, 1923
President and Director
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Director
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Director
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.


Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Director
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Director
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Director
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center;

Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Director
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Director of the Company.


Edward C. Gonzales
Federated Investors Tower

Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947

Treasurer
Senior Vice President, Controller, and Trustee, Federated Investors; Controller, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Senior Vice President, Federated Shareholder Services; Vice President, Federated Administrative Services; Treasurer of some of the Funds.


* This Director is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
@ Member of the Executive Committee. The Executive Committee of the Board of Directors handles the responsibilities of the Board of Directors between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series;

Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trademark Funds; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; and World Investment Series, Inc.
FUND OWNERSHIP
Officers and Directors own less than 1% of the Fund's outstanding Shares. DIRECTORS COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
CORPORATION     CORPORATION *#      FROM FUND COMPLEX +


John F. Donahue      $ 0   $0 for the Corporation and
Chairman and Director      68 other investment companies in the Fund Complex

Thomas G. Bigley     $ 0   $20,688 for the Corporation and
Director                   49 other investment companies in the Fund Complex

John T. Conroy, Jr.  $ 0   $117,202 for the Corporation and
Director                   64 other investment companies in the Fund Complex

William J. Copeland  $ 0   $117,202 for the Corporation and
Director                   64 other investment companies in the Fund Complex

James E. Dowd        $ 0   $117,202 for the Corporation and
Director                   64 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D.    $ 0     $106,460 for the Corporation and
Director                   64 other investment companies in the Fund Complex

Richard B. Fisher    $ 0   $0 for the Corporation and
President and Director        8 other investment companies in the Fund Complex

Edward L. Flaherty, Jr.    $ 0     $117,202 for the Corporation and
Director                   64 other investment companies in the Fund Complex

Peter E. Madden      $ 0   $90,563 for the Corporation and
Director                   64 other investment companies in the Fund Complex

Gregor F. Meyer      $ 0   $106,460 for the Corporation and
Director                   64 other investment companies in the Fund Complex

John E. Murray, Jr.  $ 0   $0 for the Corporation and
Director                   69 other investment companies in the Fund Complex

Wesley W. Posvar     $ 0   $106,460 for the Corporation and
Director                   64 other investment companies in the Fund Complex


Marjorie P. Smuts    $ 0   $106,460 for the Corporation and
Director                   64 other investment companies in the Fund Complex


*Information is furnished for the period from January 26, 1994 (organization date of the Corporation) to November 30, 1994.
#The aggregate compensation is provided for the Corporation which was comprised of 1 portfolio, as of
November 30, 1994.
+The information is provided for the last calendar year end.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Federated Global Research Corp. (the "Adviser"). It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.
The Adviser shall not be liable to the Corporation, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.
ADVISORY FEES
For its advisory services, the Adviser receives an annual investment advisory fee as described in each prospectus.
  STATE EXPENSE LIMITATIONS
     The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the Adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
OTHER RELATED SERVICES
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of shares of funds offered by Federated Securities Corp.
ADMINISTRATIVE SERVICES

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in each prospectus. Dr. Henry J. Gailliot, an officer of Federated Global Research Corp., the Adviser to the Fund, holds approximately 20% of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Administrative Services.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company serves as transfer agent and dividend disbursing agent for the Fund. The fee paid to the transfer agent is based upon the size, type, and number of accounts and transactions made by shareholders.
Federated Services Company also maintains the Fund's accounting records. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
BROKERAGE TRANSACTIONS

The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include:
   o advice as to the advisability of investing in securities;
   o security analysis and reports;
   o economic studies;
   o industry studies;
   o receipt of quotations for portfolio evaluations; and
   o similar services.
The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relation to the value of the brokerage and research services provided.
Research services provided by brokers may be used by the Adviser or by affiliates of Federated Investors in advising other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
The Adviser may engage in other non-U.S. transactions that may have adverse effects on the market for securities in the Fund's portfolio. The Adviser is not obligated to obtain any material non-public ("inside") information about any securities issuer, or to base purchase or sale recommendations on such information.
PURCHASING SHARES

Except under certain circumstances described in each prospectus, Shares are sold at their net asset value (plus a sales load on Class A Shares only) on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in each prospectus under "How To Purchase Shares." DISTRIBUTION PLAN AND SHAREHOLDER SERVICES AGREEMENT
These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services as appropriate, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Distribution Plan, the Directors expect that the Class A Shares, Class B Shares, and Class C Shares of the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.
Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. Federated Services Company acts as the shareholder's agent in depositing checks and converting them to federal funds.
PURCHASES BY SALES REPRESENTATIVES, DIRECTORS, AND EMPLOYEES OF THE FUND Directors, employees, and sales representatives of the Fund, Federated Global Research Corp., and Federated Securities Corp. or their affiliates, or any investment dealer who has a sales agreement with Federated Securities Corp. and their spouses and children under 21, may buy Class A Shares at net asset value without a sales load. Shares may also be sold without a sales load to trusts or pension or profit-sharing plans for these people.

These sales are made with the purchaser's written assurance that the purchase is for investment purposes and that the securities will not be resold except through redemption by the Fund.
DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in each prospectus.
DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities, other than options, are determined as follows:
   o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
   o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
   o for bonds and other fixed income securities, as determined by an independent pricing service;
   o for short-term obligations, according to the prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and
   o for all other securities, at fair value as determined in good faith by the Directors.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: insititutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Fund will value futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges unless the Directors determine in good faith that another method of valuing such investments is necessary.
TRADING IN FOREIGN SECURITIES
Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange. In computing the net asset value, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation may be done by others.
REDEEMING SHARES

The Fund redeems Shares at the next computed net asset value, less any applicable contingent deferred sales charge, after the Fund receives the redemption request. Redemption procedures are explained in each prospectus under "How To Redeem Shares." Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.
Class B Shares redeemed within six years of purchase and Class C Shares and applicable Class A Shares redeemed within one year of purchase may be subject to a contingent deferred sales charge. The amount of the contingent deferred sales charge is based upon the amount of the administrative fee paid at the time of purchase by the distributor to the financial institution for services rendered, and the length of time the investor remains a shareholder in the Fund. Should financial institutions elect to receive an amount less than the administrative fee that is stated in the prospectus for servicing a particular shareholder, the contingent deferred sales charge and/or holding period for that particular shareholder will be reduced accordingly.
Since portfolio securities of the Fund may be traded on foreign exchanges which trade on Saturdays or on holidays on which the Fund will not make redemptions, the net asset value of each class of Shares of the Fund may be significantly affected on days when shareholders do not have an opportunity to redeem their Shares.
REDEMPTION IN KIND
Although the Corporation intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the respective Fund's portfolio. To the extent available, such securities will be readily marketable.
The Corporation has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940, as amended, under which the Corporation is obligated to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the respective class's net asset value during any 90-day period.
Any redemption beyond this amount will also be in cash unless the Directors determine that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Directors deem fair and equitable.
Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
However, the Fund may invest in the stock of certain foreign corporations which would constitute a Passive Foreign Investment Company ("PFIC"). Federal income taxes may be imposed on the Fund upon disposition of PFIC investments.
FOREIGN TAXES
Investment income on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional Shares. The Fund's dividends, and any short-term capital gains, are taxable as ordinary income.

  CAPITAL GAINS
     Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Fund Shares.
TOTAL RETURN

The average annual total return for each class of Shares of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the net asset value per share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales load, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.
Any applicable contingent deferred sales charge is deducted from the ending value of the investment based on the lesser of the original purchase price or the net asset value of Shares redeemed.
YIELD

The yield for each class of Shares of the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by any class of Shares over a thirty-day period by the maximum offering price per share of the respective class on the last day of the period. This value is annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange

Commission and, therefore, may not correlate to the dividends or other distributions paid to the shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in any class of Shares, the performance will be reduced for those shareholders paying those fees.
PERFORMANCE COMPARISONS

The performance of each of the classes of Shares depends upon such variables as:
   o portfolio quality;
   o average portfolio maturity;
   o type of instruments in which the portfolio is invested;
   o changes in interest rates and market value of portfolio securities;
   o changes in the Fund's or any class of Shares' expenses; and
   o various other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return. Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   o STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS (S&P 500), a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S & P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.
   o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, the Fund will quote its Lipper ranking in the "emerging market region funds" category in advertising and sales literature.
   o MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDICES, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE Index is an unmanaged index of more than 1,000 companies of Europe, Australia, and the Far East.
   o IBBOTSON ASSOCIATES INTERNATIONAL BOND INDEX, which provides a detailed breakdown of local market and currency returns since 1960.
   o BEAR STEARNS FOREIGN BOND INDEX, which provides simple average returns for individual countries and GNP-weighted index, beginning in 1975. The returns are broken down by local market and currency.
   o MORNINGSTAR, INC. , an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
From time to time, the Fund may quote information including but not limited to data regarding: individual countries, regions, world stock exchanges, and economic and demographic statistics from sources deemed reliable.
Advertisements and other sales literature for any class of Shares may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in any class of Shares based on annual reinvestment of dividends over a specified period of time.
From time to time as it deems appropriate, the Fund may advertise the performance of any class of Shares using charts, graphs, and descriptions, compared to federally insured bank products including certificates of deposit and time deposits and to money market funds using the Lipper Analytical Services money market instruments average. In addition, advertising and sales literature for the Fund may use charts and graphs to illustrate the principles of dollar-cost averaging and may disclose the amount of dividends paid by the Fund over certain periods of time.
Advertisements may quote performance information which does not reflect the effect of the sales load on Class A Shares.
ABOUT FEDERATED INVESTORS

Federated Investors ("Federated") is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
In the equity sector, Federated has more than 25 years' experience. As of December 31, 1994, Federated managed 15 equity funds totaling approximately $4 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

J. Thomas Madden, Executive Vice President, oversees Federated's equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated's international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL
Federated meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
*source:  Investment Company Institute
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios.
The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated mutual funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.


APPENDIX

STANDARD AND POOR'S RATINGS GROUP LONG TERM DEBT RATING DEFINITIONS
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's Ratings Group. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.
A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business,

financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.
CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.
C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
CI--The rating CI is reserved for income bonds on which no interest is being paid.
D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's Ratings Group believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
MOODY'S INVESTORS SERVICE, INC. LONG TERM BOND RATING DEFINITIONS
AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities. A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA--Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B--Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
FITCH INVESTORS SERVICE, INC. LONG-TERM DEBT RATING DEFINITIONS
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.
B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
CCC--Bonds have certain indentifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.
CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.
C--Bonds are in imminent default in payment of interest or principal.
DDD, DD, AND D--Bonds are in default on interest and/or principal payments.
Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.
MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS
PRIME-1--Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:
- Leading market positions in well established industries.
- High rates of return on funds employed.
- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

- Broad margins in earning coverage of fixed financial charges and high internal cash generation.
- Well established access to a range of financial markets and assured sources of alternate liquidity.
PRIME-2--Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATINGS
A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
FITCH INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.
FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

FEDERATED EUROPEAN GROWTH FUND
(A portfolio of World Investment Series, Inc.)

Class A Shares
Class B Shares
Class C Shares

Combined Prospectus


    The shares of Federated European Growth Fund (the "Fund") represent interests in a diversified portfolio of World Investment Series, Inc. (the "Corporation"), an open-end management investment company (a mutual fund). The investment objective of the Fund is to provide long-term growth of capital. Any income received from the portfolio is incidental. The Fund pursues its investment objective by investing primarily in the equity securities of European companies.
    THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.




    This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.
    The Fund has also filed a Combined Statement of Additional Information dated February 13, 1996, with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information, which is in paper form only, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information or to make inquiries about the Fund, contact your financial institution.
    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
    Prospectus dated February 13, 1996




    Table of Contents will be
    generated when document is
    complete.




                              SUMMARY OF FUND EXPENSES
                           FEDERATED EUROPEAN GROWTH FUND

                                   CLASS A SHARES
                          SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Load Imposed on Purchases (as a percentage of offering price)
       ....................................................5.50%
    Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of
      offering price) .....................................   None
    Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)(1)
      0.00%
    Redemption Fee (as a percentage of amount redeemed, if applicable)
       ....................................................None
    Exchange Fee ..........................................   None

                      ANNUAL CLASS A SHARES OPERATING EXPENSES
                 (As a percentage of projected average net assets)*
    Management Fee (after waiver)(2) ......................      %
    12b-1 Fee (3) .........................................      %
    Total Other Expenses ..................................      %
       Shareholder Services Fee ...................      %




          Total Class A Shares Operating Expenses (4)......      %
    (1)

      Class A Shares purchased with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales load and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of 0.50 of 1.00% for redemptions made within one full year of purchase. (See "Contingent Deferred Sales Charge.")
    (2)

      The estimated Management Fee has been reduced to reflect the anticipated voluntary waiver of a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time at its sole
      discretion.  The maximum management fee is      %.
                                                 -----
    (3)

      Class A Shares have no present intention of paying or accruing the 12b-1 fee during the fiscal year ending November 30, 1996. If Class A Shares were paying or accruing the 12b-1 fee, Class A Shares would be able to pay up to 0.25% of its average daily net assets for the 12b-1 fee. See "Corporation Information."




    (4)

      The Total Class A Shares Operating Expenses are estimated to be       %
                                                                      ------
      absent the anticipated voluntary waiver of a portion of the Management
      Fee.
    * Total Class A Shares Operating Expenses are estimated based on average expenses expected to be incurred during the period ending November 30, 1996. During the course of this period, expenses may be more or less than the average amount shown.

    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class A Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class A Shares" and "Corporation Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

    EXAMPLE                                       1 year  3 years
    You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end
       of each time period ....................   $         $
                                                   --        --
    You would pay the following expenses on the same investment,




       assuming no redemption .................   $         $
                                                   --        --

    The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. This example is based on estimated data for the Class A Shares' fiscal year ending November 30, 1996.



                              SUMMARY OF FUND EXPENSES
                           FEDERATED EUROPEAN GROWTH FUND

                                   CLASS B SHARES
                          SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Load Imposed on Purchases (as a percentage of offering price)
       ....................................................None
    Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of
      offering price) .....................................   None
    Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)(1)
      5.50%




    Redemption Fee (as a percentage of amount redeemed, if applicable)
       ....................................................None
    Exchange Fee ..........................................   None

                      ANNUAL CLASS B SHARES OPERATING EXPENSES
                 (As a percentage of projected average net assets)*
    Management Fee (after waiver)(2) ......................      %
    12b-1 Fee .............................................      %
    Total Other Expenses ..................................      %
       Shareholder Services Fee ...................      %
          Total Class B Shares Operating Expenses (3) (4)..      %
    (1)

      The contingent deferred sales charge is 5.50% in the first year declining to 1.00% in the sixth year and 0.00% thereafter. (See "Contingent Deferred Sales Charge.")
    (2)

      The estimated Management Fee has been reduced to reflect the anticipated voluntary waiver of a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time at its sole
      discretion.  The maximum management fee is      %.
                                                 -----




    (3)

      Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.
    (4)

      The Total Class B Shares Operating Expenses are estimated to be       %
                                                                      ------
      absent the anticipated voluntary waiver of a portion of the Management
      Fee.
    * Total Class B Shares Operating Expenses are estimated based on average expenses expected to be incurred during the period ending November 30, 1996. During the course of this period, expenses may be more or less than the average amount shown.

    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class B Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class B Shares" and "Corporation Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.





    Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.

    EXAMPLE                                       1 year  3 years
    You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end
       of each time period ....................   $         $
                                                   --        --
    You would pay the following expenses on the same investment,
       assuming no redemption .................   $         $
                                                   --        --

    The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. This example is based on estimated data for the Class B Shares' fiscal year ending November 30, 1996.


                              SUMMARY OF FUND EXPENSES
                           FEDERATED EUROPEAN GROWTH FUND

                                   CLASS C SHARES




                          SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Load Imposed on Purchases (as a percentage of offering price)
       ....................................................None
    Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of
      offering price) .....................................   None
    Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)(1)
      1.00%
    Redemption Fee (as a percentage of amount redeemed, if applicable)
       ....................................................None
    Exchange Fee ..........................................   None

                      ANNUAL CLASS C SHARES OPERATING EXPENSES
                 (As a percentage of projected average net assets)*
    Management Fee (after waiver)(2) ......................      %
    12b-1 Fee .............................................      %
    Total Other Expenses ..................................      %
       Shareholder Services Fee ...................      %
          Total Class C Shares Operating Expenses (3)......      %
    (1)

      The contingent deferred sales charge assessed is 1.00% of the lesser of the original purchase price or the net asset value of Shares redeemed within one year of their purchase date. (See "Contingent Deferred Sales Charge.")
    (2)

      The estimated Management Fee has been reduced to reflect the anticipated voluntary waiver of a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time at its sole
      discretion.  The maximum management fee is      %.
                                                 -----
    (3)

      The Total Class C Shares Operating Expenses are estimated to be      %
                                                                      -----
      absent the anticipated voluntary waiver of a portion of the Management
      Fee.
    * Total Class C Shares Operating Expenses are estimated based on average expenses expected to be incurred during the period ending November 30, 1996. During the course of this period, expenses may be more or less than the average amount shown.

    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class C Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class C Shares" and "Corporation Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.


    Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.

    EXAMPLE                                  1 year 3 years
    You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end
       of each time period ....................   $         $
                                                   --        --
    You would pay the following expenses on the same investment,
       assuming no redemption .................   $         $
                                                   --        --

    The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. This example is based on estimated data for the Class C Shares' fiscal year ending November 30, 1996.






                                      SYNOPSIS
    The Corporation was established under the laws of the State of Maryland on January 25, 1994. The Corporation's address is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. The Articles of Incorporation permit the Corporation to offer separate series of shares representing interests in separate portfolios of securities. As of the date of this prospectus, the Board of Directors (the "Directors") has established three classes of shares for the Fund, known as Class A Shares, Class B Shares, and Class C Shares (individually and collectively as the context requires, "Shares"). Shares of the Fund are designed for individuals and institutions seeking long-term growth of capital by investing primarily in the equity securities of European companies.
    For information on how to purchase Shares of the Fund, please refer to "How to Purchase Shares." The minimum initial investment for Class A Shares is $500. The minimum initial investment for Class B Shares and Class C Shares is $1500. However, the minimum initial investment for a retirement account in any class is $50. Subsequent investments in any class must be in amounts of at least $100, except for retirement plans which must be in amounts of at least $50.




    In general, Class A Shares are sold at net asset value plus an applicable sales load and are redeemed at net asset value. However, a contingent deferred sales charge is imposed under certain circumstances. For a more complete description, see "How to Redeem Shares."
    Class B Shares are sold at net asset value. A contingent deferred sales charge is imposed on certain Shares which are redeemed within six full years of purchase. See "How to Redeem Shares."
    Class C Shares are sold at net asset value. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first 12 months following purchase. See "How to Redeem Shares."
    In addition, the Fund pays a shareholder services fee at an annual rate not to exceed 0.25% of average daily net assets.
    Additionally, information regarding the exchange privilege offered with respect to the Fund and certain other funds for which affiliates of Federated Investors serve as investment adviser or principal underwriter (the "Federated Funds") can be found under "Exchange Privilege."
    Federated Global Research Corp. is the investment adviser (the "Adviser") to the Fund and receives compensation for its services. The Adviser's address is 175 Water Street, New York, New York 10038-4965.
    Investors should be aware of the following general observations. The Fund may make certain investments and employ certain investment techniques that involve risks, including, but not limited to, entering into repurchase agreements, lending portfolio securities, investing in restricted and illiquid securities, investing in securities on a when-issued and delayed delivery basis, writing call options and investing in foreign securities. The Fund's current net asset value and offering price can be found in the mutual funds section of local newspapers under "Federated Liberty Funds."


                              LIBERTY FAMILY OF FUNDS
    This Fund is a member of a family of mutual funds, collectively known as the Liberty Family of Funds. The other funds in the Liberty Family of Funds are:
      o American Leaders Fund, Inc., providing growth of capital and income through high-quality stocks;
      o Capital Growth Fund, providing appreciation of capital primarily through equity securities;
      o Federated Asia Pacific Growth Fund, providing long-term growth of capital by investing in equity securities of companies located in Asia and the Pacific Rim;
      o Federated Bond Fund, providing current income through high-quality corporate debt;




      o Federated Emerging Markets Fund, providing long-term growth of capital by investing in equity securities of large and small companies domiciled in or having primary operations in emerging markets;
      o Federated Growth Strategies Fund, providing appreciation of capital primarily through equity securities of companies with prospects for above-average growth in earnings and dividends;
      o Federated International Equity Fund, providing long-term capital growth and income through international securities;
      o Federated International Income Fund, providing a high level of current income consistent with prudent investment risk through high-quality debt securities denominated primarily in foreign currencies;
      o Federated International Small Company Fund, providing long-term growth of capital by investing in equity securities of small foreign companies in developed and emerging markets.
      o Federated Latin American Growth Fund, providing long-term growth of capital by investing in equity securities of companies located in Latin America;
      o Federated Small Cap Strategies Fund, providing capital appreciation through common stocks of small capitalization companies;
      o Fund for U.S. Government Securities, Inc., providing current income through long-term U.S. government securities;




      o Liberty Equity Income Fund, Inc., providing above-average income and capital appreciation through income producing equity securities;
      o Liberty High Income Bond Fund, Inc., providing high current income through high-yielding, lower-rated corporate bonds;
      o Liberty Municipal Securities Fund, Inc., providing a high level of current income exempt from federal regular income tax through municipal bonds;
      o Liberty U.S. Government Money Market Trust, providing current income consistent with stability of principal through high-quality U.S. government securities;
      o Liberty Utility Fund, Inc., providing current income and long-term growth of income, primarily through electric, gas, and communications utilities;
      o Limited Term Fund, providing a high level of current income consistent with minimum fluctuation in principal value through investment grade securities;
      o Limited Term Municipal Fund, providing a high level of current income exempt from federal regular income tax consistent with the preservation of principal, primarily limited to municipal securities;
      o Michigan Intermediate Municipal Trust, providing current income exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan and Michigan municipalities, primarily through Michigan municipal securities;
      o Pennsylvania Municipal Income Fund, providing current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania, primarily through Pennsylvania municipal securities;
      o Strategic Income Fund, providing a high level of current income, primarily through domestic and foreign corporate debt obligations;
      o Tax-Free Instruments Trust, providing current income consistent with stability of principal and exempt from federal income tax, through high-quality, short-term municipal securities; and
      o World Utility Fund, providing total return primarily through securities issued by domestic and foreign companies in the utilities industries.
    Prospectuses for these funds are available by writing to Federated Securities Corp.
    Each of the funds may also invest in certain other types of securities as described in each fund's prospectus.
    The Liberty Family of Funds provides flexibility and diversification for an investor's long-term investment planning. It enables an investor to meet the challenges of changing market conditions by offering convenient exchange privileges which give access to various investment vehicles and by providing the investment services of proven, professional investment advisers.
    Shareholders of Class A Shares who have been designated as Liberty Life Members are exempt from sales loads on future purchases in and exchanges between the Class A Shares of any funds in the Liberty Family of Funds, as long as they maintain a $500 balance in one of the Liberty Funds.
                               INVESTMENT INFORMATION
    INVESTMENT OBJECTIVE
    The investment objective of the Fund is to provide long-term growth of capital. Any income received from the portfolio is incidental. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.
    INVESTMENT POLICIES
    The Fund pursues its investment objective by investing primarily in a professionally managed and diversified portfolio of European companies. Under normal market conditions, the Fund intends to invest at least 65% of its total assets in equity securities of issuers and companies located in Europe.
    The Fund expects the majority of its equity assets to be invested in the more established or liquid markets of Europe including Austria, Belgium,




    Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Spain, Sweden, Switzerland, and the United Kingdom. The Fund may invest in countries other than those defined above, if, in the opinion of the Fund's investment adviser, they are considered to be attractive or liquid. These countries include Albania, Belarus, Bulgaria, Czech Republic, Estonia, Greece, Hungary, Iceland, Latvia, Lithuania, Luxembourg, Poland, Portugal, Romania, Russia, Slovakia, Turkey, Ukraine, and countries of the former Yugoslavia.
    While the investment adviser considers the above-mentioned countries eligible for investment, the Fund will not be invested in all such markets at all times. Furthermore, the Fund may not pursue investment in such countries due to lack of adequate custody of the Fund's assets, overly burdensome restrictions and repatriation, lack of an organized and liquid market, or unacceptable political or other risks. The Fund intends to allocate its investments among at least three countries at all times and does not expect to concentrate investments in any particular industry. European companies are defined as (i) those for which the principal securities trading market is Europe, as described above; (ii) those which are organized under the laws of, or with a principal office in, Europe; or
    (iii) those, wherever organized or traded, which derive (directly or indirectly through subsidiaries) at least 50% of their total assets,




    capitalization, gross revenue or profit in their most current year from goods produced, services performed, or sales made in Europe.
    Unless indicated otherwise, the investment policies of the Fund may be changed by the Directors without the approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.
                               ACCEPTABLE INVESTMENTS
    The equity securities in which the Fund may invest include common stock, preferred stock (either convertible or non-convertible), sponsored or unsponsored depositary receipts or shares, and warrants, including other substantially similar forms of equity with comparable risk characteristics as well as other forms which may be developed in the future. Securities may be purchased on securities exchanges, traded over-the-counter, or have no organized market. The Fund may also purchase corporate and government fixed income securities denominated in currencies other than U.S. dollars; enter into forward commitments, repurchase agreements and foreign currency transactions; maintain reserves in foreign or U.S. money market instruments; and purchase options and financial futures contracts.
                             COMMON AND PREFERRED STOCK
    Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.
    In selecting securities, the investment adviser typically evaluates industry trends, a company's financial strength, its competitive position in domestic and export markets, technology, recent developments and profitability, together with overall growth prospects, and prevailing and prospective valuation levels. Other considerations generally include quality and depth of management, government regulation, and availability and cost of labor and raw materials. Investment decisions are made without regard to arbitrary criteria as to minimum asset size, debt-equity ratios or dividend history of portfolio companies.
                                DEPOSITARY RECEIPTS
    The Fund may invest in foreign issuers by purchasing sponsored or unsponsored securities representing underlying international securities such as American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), Global Depositary Certificates ("GDCs"), International Depositary Receipts ("IDRs"), and Russian Depositary Certificates ("RDCs") or securities convertible into foreign equity securities. ADRs and ADSs typically are issued by a United States bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), GDRs, GDCs, IDRs and RDCs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. ADRs, ADSs, CDRs, EDRs, GDRs, GDCs, IDRs, and RDCs are collectively known as "Depositary Receipts." Depositary Receipts may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored Depositary Receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.
                                  DEBT SECURITIES
    In pursuit of the Fund's objective of long-term growth of capital, the Fund may invest up to 35% of its total assets in debt securities. Capital appreciation in debt securities may arise as a result of favorable changes in the creditworthiness of issuers, relative interest rate levels, or relative foreign exchange rates. Any income received from debt securities will be incidental to the Fund's objective of long-term growth of capital. These debt obligations consist of U.S. and foreign government securities and corporate debt securities, including, but not limited to, Samurai and Yankee bonds, Eurobonds and depositary receipts. The issuers of such debt securities may or may not be domiciled in emerging countries.
    The debt securities in which the Fund may invest may be rated, at the time of purchase, BB or lower by Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service ("Fitch") or Ba or lower by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, are of comparable quality as determined by the investment adviser. The prices of fixed income securities generally fluctuate inversely to the direction of interest rates.


                               CONVERTIBLE SECURITIES




    The Fund may invest in convertible securities rated, at the time of purchase, BB or lower by S&P or Fitch or Ba or lower by Moody's, or, if unrated, are of comparable quality as determined by the investment adviser. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible bonds, convertible preferred stock or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of different investment strategies. In selecting a convertible security, the investment adviser evaluates the investment characteristics of the convertible security as a fixed income investment, and the investment potential of the underlying security for capital appreciation.
               INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
    Due to restrictions on direct investment by foreign entities in certain foreign countries, investments in other investment companies may be the most practical or only manner in which the Fund can participate in the securities markets of such countries. The Fund may also invest in other investment companies for the purpose of investing its short term cash on a temporary basis. The Fund may invest up to 10% of its total assets in the securities of other investment companies. To the extent that the Fund invests in securities issued by other investment companies, the Fund will indirectly bear its proportionate share of any fees and expenses paid by such companies, in addition to the fees and expenses payable directly by the Fund.
                         RESTRICTED AND ILLIQUID SECURITIES
    The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Restricted securities may be issued by new and early stage companies which may include a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expense of registration. The Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Directors to be liquid, over-the counter options, swap agreements not determined to be liquid, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.
                               REPURCHASE AGREEMENTS
    The Fund may invest in repurchase agreements. Repurchase agreements are arrangements by which the Fund purchases a security for cash and obtains a simultaneous commitment from the seller (usually a bank or broker/dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default. In such a case, the Fund may incur costs in disposing of the security which would increase Fund expenses. The investment adviser will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.
                   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
    The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for different times in the future. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.
    The Fund may dispose of a commitment prior to settlement if the investment adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.
                          LENDING OF PORTFOLIO SECURITIES
    In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Directors and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times.




    There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.
                               TEMPORARY INVESTMENTS
    For temporary defensive purposes, when the investment adviser determines that market conditions warrant (up to 100% of total assets) and to maintain liquidity (up to 20% of total assets), the Fund may invest in U.S. and foreign debt instruments as well as cash or cash equivalents, including foreign and domestic money market instruments, short-term government and corporate obligations, and repurchase agreements.
                                FORWARD COMMITMENTS
    Forward commitments are contracts to purchase securities for a fixed price at a date beyond customary settlement time. The Fund may enter into these contracts if liquid securities in amounts sufficient to meet the purchase price are segregated on the Fund's records at the trade date and maintained until the transaction has been settled. Risk is involved if the value of the security declines before settlement. Although the Fund enters into forward commitments with the intention of acquiring the security, it may dispose of the commitment prior to settlement and realize short-term profit or loss.
                           FOREIGN CURRENCY TRANSACTIONS
    The Fund will enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot (i.e., cash) basis at prevailing rates or through forward foreign currency exchange contracts. The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although foreign currency exchanges may be used by the Fund to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund. Further, the Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations. Cross-hedging transactions by the Fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability that is the subject of the hedge.
                    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
    A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties.
    Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated and are maintained until the contract has been settled. The Fund will not enter into a forward contract with a term of more than one year. The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between trade date and settlement date will vary between 24 hours and 60 days, depending upon local custom.
    The Fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the investment adviser will consider the likelihood of changes in currency values when making investment decisions, the investment adviser believes that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the value of the Fund's assets denominated in that currency at the time the contract was initiated, but as consistent with their other investment policies and as not otherwise limited in their ability to use this strategy.
                                      OPTIONS
    The Fund may deal in options on foreign currencies, securities, and securities indices, and on futures contracts involving these items, which options may be listed for trading on an international securities exchange or traded over-the-counter. The Fund may use options to manage interest rate and currency risks. The Fund may also write covered call options and secured put options to generate income or lock in gains. The Fund may write covered call options and secured put options on up to 25% of its net assets and may purchase put and call options provided that no more than 5% of the fair market value of its net assets may be invested in premiums on such options.
    A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying currency, security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying currency, security or other asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow, and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is the risk that the Fund may be required to take delivery of the underlying asset at a disadvantageous price.
    Over-the-counter options ("OTC options") differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience material losses. However, in writing options, the premium is paid in advance by the dealer. OTC options, which may not be continuously liquid, are available for a greater variety of assets, and with a wider range of expiration dates and exercise prices, than are exchange traded options.
    It is not certain that a secondary market for positions in options, or futures contracts (see below), will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.
                           FUTURES AND OPTIONS ON FUTURES
    The Fund may enter into futures contracts involving foreign currency, securities, and securities indices, or options thereon, for bona fide hedging purposes. The Fund may also enter into such futures contracts or related options for purposes other than bona fide hedging if the aggregate amount of initial margin deposits exclusive of the margin needed for foreign currency hedging, on the Fund's futures and related options positions would not exceed 5% of the net liquidation value of the Fund's assets, provided further that in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. In addition, the Fund may not sell futures contracts if the value of such futures contracts exceeds the total market value of the Fund's portfolio securities. Futures contracts and options thereon sold by the Fund are generally subject to segregation and coverage requirements established by either the Commodities Futures Trading Commission ("CFTC") or the Securities and Exchange Commission ("SEC"), with the result that, if the Fund does not hold the instrument underlying the futures contract or option, the Fund will be required to segregate on an ongoing basis with its custodian cash, U.S. government securities, or other liquid high grade debt obligations in an amount at least equal to the Fund's obligations with respect to such instruments.
    The Fund may enter into securities index futures contracts and purchase and write put and call options on securities index futures contracts that are traded on regulated exchanges, including non-U.S. exchanges, to the extent permitted by the CFTC. Securities index futures contracts are based on indexes that reflect the market value of securities of the firms included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.
    The Fund may enter into securities index futures contracts to sell a securities index in anticipation of or during a market decline to attempt to offset the decrease in market value of securities in its portfolio that might otherwise result. When the Fund is not fully invested and anticipates a significant market advance, it may enter into futures contracts to purchase the index in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that it intends to purchase. In many of these transactions, the Fund will purchase such securities upon termination of the futures position but, depending on market conditions, a futures position may be terminated without the corresponding purchases of common stock. The Fund may also invest in securities index futures contracts when the investment adviser believes such investment is more efficient, liquid, or cost-effective than investing directly in the securities underlying the index.
    An option on a securities index futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a securities index futures contract. The Fund may purchase and write put and call options on securities index futures contracts in order to hedge all or a portion of its investment and may enter into closing purchase transactions with respect to written options in order to terminate existing positions. There is no guarantee that such closing transactions can be effected. The Fund may also invest in options on securities index futures contracts when the investment adviser believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or in the securities underlying the index, or when the futures contract or underlying securities are not available for investment upon favorable terms.
    The use of futures and related options involves special consideration and risks, for example, (1) the ability of the Fund to utilize futures successfully will depend on the investment adviser's ability to predict pertinent market movements; (2) there might be imperfect correlation, or even no correlation, between the change in market value of the securities held by the Fund and the prices of the futures and options thereon relating to the securities purchased or sold by the Fund. The use of futures and related options may reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements but they can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in positions. No assurance can be given that the investment adviser's judgment in this respect will be correct.
    It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.
    New futures contracts, options thereon, and other financial products and risk management techniques continue to be developed. The Fund may use these investments and techniques to the extent consistent with its investment objectives and regulatory and federal tax considerations.
                                  SWAP AGREEMENTS
    As one way of managing its exposure to different types of investments, the Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments, its share price and yield.
    Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements to reduce its exposure through offsetting transactions. When the Fund enters into a swap agreement, assets of the Fund equal to the value of the swap agreement will be segregated by the Fund.
                     RISK CHARACTERISTICS OF FOREIGN SECURITIES
    Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments. In an attempt to reduce some of these risks, the Fund diversifies its investments broadly among foreign countries which may include both developed and developing countries.
    The Fund may take advantage of the unusual opportunities for higher returns available from investing in developing countries. These investments carry considerably more volatility and risk because they generally are associated with less mature economies and less stable political systems.




    The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Further, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
    Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations.
    Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some countries. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.
    With respect to any foreign country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, governmental regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the Fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside of the United States.
    Brokerage commissions, custodial services, and other costs relating to investment may be more expensive than in the United States. Foreign markets may have different clearance and settlement procedures such as requiring payment for securities before delivery. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.




    CURRENCY RISKS. Because the majority of securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of Fund assets denominated in the currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar the value of Fund assets denominated in that currency will decrease. Under the United States Internal Revenue Code, as amended (the "Code"), the Fund is required to separately account for the foreign currency component of gains or losses, which will usually be viewed under the Code as items of ordinary and distributable income or loss, thus affecting the Fund's distributable income. (See "Federal Income Tax").
    The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. dollars, the Fund will not convert its holdings of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur conversion costs.




    Foreign exchange dealers may realize a profit on the difference between the price at which they buy and sell currencies.
    FOREIGN COMPANIES. Other differences between investing in foreign and U.S. companies include:
      less publicly available information about foreign issuers;
      credit risks associated with certain foreign governments;
      the lack of uniform accounting, auditing, and financial reporting standards and practices or regulatory requirements comparable to those applicable to U.S. companies;
      less readily available market quotations on foreign issues;
      differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks;
      differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments;
      the limited size of many foreign securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of securities;
      the likelihood that securities of foreign issuers may be less liquid or more volatile;
      foreign brokerage commissions may be higher;
      unreliable mail service between countries;




      political or financial changes which adversely affect investments in some countries;
      increased risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities;
      certain markets may require payment for securities before delivery; religious and ethnic instability; and certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests.
    U.S. GOVERNMENT POLICIES. In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors such as the Fund. Investors are advised that when such policies are instituted, the Fund will abide by them.
                     RISK CONSIDERATIONS OF EUROPEAN COMPANIES
    Greater Europe includes both the industrialized nations of Western Europe and the less wealthy or developed countries in Southern and Eastern Europe. Within this diverse area, the Fund seeks to benefit from accelerating economic growth transformation and deregulation taking hold. These developments involve, among other things, increased privatizations and corporate restructurings, the reopening of equity markets and economies in Eastern Europe, further broadening of the European Community, and the implementation of economic policies to promote non-inflationary growth. The




    Fund invests in companies it believes are well placed to benefit from these and other structural and cyclical changes now underway in this region of the world. The Fund will invest, under normal market conditions, at least 65% of its assets in the equity securities of European companies.
    The securities markets of many European countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, the Fund's investment portfolio may experience greater price volatility and significantly lower liquidity than a portfolio invested in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the U.S. Securities settlements may in some instances be subject to delays and related administrative uncertainties.
            RISK FACTORS RELATING TO INVESTING IN HIGH YIELD SECURITIES
    The debt securities in which the Fund invests are usually not in the three highest rating categories of a nationally recognized statistical rating organization (AAA, AA, or A for S&P or Fitch and Aaa, Aa, or A for Moody's), but are in the lower rating categories or are unrated, but are of comparable quality and have speculative characteristics or are speculative. Lower-rated bonds or unrated bonds are commonly referred to as "junk bonds." There is no minimal acceptable rating for a security to be purchased or held in the Fund's portfolio, and the Fund may, from time to time, purchase or hold debt securities rated in the lowest rating category. A description of the rating categories is contained in the Appendix to the Combined Statement of Additional Information.
    Debt obligations that are not determined to be investment grade are high-yield, high-risk bonds, typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. To a greater extent than investment grade bonds, lower-rated bonds tend to reflect short-term corporate, economic, and market developments, as well as investor perceptions of the issuer's credit quality. In addition, lower-rated bonds may be more difficult to dispose of or to value than higher-rated, lower-yielding bonds.
    The Fund's investment adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.
    INVESTMENT LIMITATIONS
    The Fund will not:
      o borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except,  under certain circumstances, the




        Fund may borrow up to one-third of the value of its total assets and pledge its assets to secure such borrowings; or
      o with respect to 75% of its total assets, invest more than 5% of the value of its total assets in securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government and its agencies or instrumentalities, and repurchase agreements collateralized by such securities) or acquire more than 10% of the outstanding voting securities of any one issuer.
    The above investment limitations cannot be changed without shareholder approval.
                                  NET ASSET VALUE
    The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of each class of Shares in the market value of all securities and other assets of the Fund, subtracting the interest of each class of Shares in the liabilities of the Fund and those attributable to each class of Shares, and dividing the remainder by the total number of each class of Shares outstanding. The net asset value for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.
    The net asset value of each class of Shares of the Fund is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York




    Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
                               INVESTING IN THE FUND
    The Fund offers investors three classes of Shares that carry sales loads and contingent deferred sales charges in different forms and amounts and which bear different levels of expenses.


                                   CLASS A SHARES
    An investor who purchases Class A Shares pays a maximum sales load of 5.50% at the time of purchase. As a result, Class A Shares are not subject to any charges when they are redeemed (except for special programs offered under "Purchases with Proceeds From Redemptions of Unaffiliated Investment Companies"). Certain purchases of Class A Shares are not subject to a sales load. See "Investing in Class A Shares." Certain purchases of Class A Shares qualify for reduced sales loads. See "Reducing or Eliminating the Sales Load." Class A Shares have no conversion feature.




                                   CLASS B SHARES
    Class B Shares are sold without an initial sales load, but are subject to a contingent deferred sales charge of up to 5.50% if redeemed within six full years following purchase. Class B Shares also bear a higher 12b-1 fee than Class A Shares. Class B Shares will automatically convert into Class A Shares, based on relative net asset value, on or around the fifteenth of the month eight full years after the purchase date. Class B Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but (until conversion) will have a higher expense ratio and pay lower dividends than Class A Shares due to the higher 12b-1 fee.
                                   CLASS C SHARES
    Class C Shares are sold without an initial sales load, but are subject to a 1.00% contingent deferred sales charge on assets redeemed within the first 12 months following purchase. Class C Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but will have a higher expense ratio and pay lower dividends than Class A Shares due to the higher 12b-1 fee. Class C Shares have no conversion feature.
                               HOW TO PURCHASE SHARES
    Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial institution (such as a bank or broker/dealer which has a sales agreement with the distributor) or by wire or by check directly to the Fund, with a minimum initial investment of $500 for Class A Shares and $1,500 for Class B Shares and Class C Shares. Additional investments can be made for as little as $100. The minimum initial and subsequent investment for retirement plans is only $50. (Financial institutions may impose different minimum investment requirements on their customers.)
    In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased.


    INVESTING IN CLASS A SHARES
    Class A Shares are sold at their net asset value next determined after an order is received, plus a sales load as follows:
                                       SALES LOAD AS   DEALER
                         SALES LOAD AS  A PERCENTAGE  CONCESSION
                         A PERCENTAGE    OF NET      AS A PERCENTAGE
       AMOUNT OF         OF OFFERING    AMOUNT         OF PUBLIC




       TRANSACTION          PRICE       INVESTED     OFFERING PRICE
Less than $50,000           5.50%        5.82%          5.00%
   $50,000 but less
   than  $100,000           4.50%        4.71%          4.00%
$100,000 but less
   than $250,000            3.75%        3.90%          3.25%
$250,000 but less
   than $500,000            2.50%        2.56%          2.25%
$500,000 but less
   than $1 million          2.00%        2.04%          1.80%
$1 million or greater       0.00%        0.00%          0.25%*
    * See sub-section entitled "Dealer Concession."
    No sales load is imposed for Class A Shares purchased through bank trust departments, investment advisers registered under the Investment Advisers Act of 1940, as amended, or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or to shareholders designated as Liberty Life Members. However, investors who purchase Shares through a trust department, investment adviser, or retirement plan may be charged an additional service fee by the institution. Additionally, no sales load is imposed for Class A Shares purchased through "wrap accounts" or similar programs, under which clients pay a fee or fees for services.




                                 DEALER CONCESSION
    For sales of Class A Shares, a dealer will normally receive up to 90% of the applicable sales load. Any portion of the sales load which is not paid to a dealer will be retained by the distributor. However, the distributor may offer to pay dealers up to 100% of the sales load retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. On purchases of $1 million or more, the investor pays no sales load; however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Shares outstanding at each month end.
    The sales load for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp. Federated Securities Corp. may pay fees to banks out of the sales load in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of Shares.






                       REDUCING OR ELIMINATING THE SALES LOAD
    The sales load can be reduced or eliminated on the purchase of Class A Shares through:
      o quantity discounts and accumulated purchases;
      o concurrent purchases;
      o signing a 13-month letter of intent;
      o using the reinvestment privilege; or
      o purchases with proceeds from redemptions of unaffiliated investment company shares.
                    QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES
    As shown in the table above, larger purchases reduce the sales load paid. The Fund will combine purchases of Class A Shares made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales load. In addition, the sales load, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.
    If an additional purchase of Class A Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Class A Shares having a current value at the public offering price of $30,000 and he purchases $20,000 more at the current public offering price, the sales load on the additional purchase according to the schedule now in effect would be 4.50%, not 5.50%.
    To receive the sales load reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the purchase is made that Class A Shares are already owned or that purchases are being combined. The Fund will reduce the sales load after it confirms the purchases.
                                CONCURRENT PURCHASES
    For purposes of qualifying for a sales load reduction, a shareholder has the privilege of combining concurrent purchases of two or more funds in the Liberty Family of Funds, the purchase price of which includes a sales load. For example, if a shareholder concurrently invested $30,000 in one of the other funds in the Liberty Family of Funds with a sales load, and $20,000 in this Fund, the sales load would be reduced.
    To receive this sales load reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the concurrent purchases are made. The Fund will reduce the sales load after it confirms the purchases.
                                  LETTER OF INTENT
    If a shareholder intends to purchase at least $50,000 of shares of the funds in the Liberty Family of Funds (excluding money market funds) over the next 13 months, the sales load may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales load adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 5.50% of the total amount intended to be purchased in escrow (in Shares) until such purchase is completed.
    The Shares held in escrow in the shareholder's account will be released upon fulfillment of the letter of intent or the end of the 13-month period, whichever comes first. If the amount specified in the letter of intent is not purchased, an appropriate number of escrowed Shares may be redeemed in order to realize the difference in the sales load.
    While this letter of intent will not obligate the shareholder to purchase Shares, each purchase during the period will be at the sales load applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class A Shares of any fund in the Liberty Family of Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. Prior trade prices will not be adjusted.
                               REINVESTMENT PRIVILEGE
    If Class A Shares in the Fund have been redeemed, the shareholder has the privilege, within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales load. Federated




    Securities Corp. must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales load. If the shareholder redeems his Class A Shares in the Fund, there may be tax consequences.
        PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF UNAFFILIATED INVESTMENT
                                     COMPANIES
    Investors may purchase Class A Shares at net asset value, without a sales load, with the proceeds from the redemption of shares of an unaffiliated investment company that were purchased or sold with a sales load or commission and were not distributed by Federated Securities Corp. The purchase must be made within 60 days of the redemption, and Federated Securities Corp. must be notified by the investor in writing, or by his financial institution, at the time the purchase is made. From time to time, the Fund may offer dealers a payment of .50 of 1.00% for Shares purchased under this program. If Shares are purchased in this manner, Fund purchases will be subject to a contingent deferred sales charge for one year from the date of purchase. Shareholders will be notified prior to the implementation of any special offering as described above.
    INVESTING IN CLASS B SHARES
    Class B Shares are sold at their net asset value next determined after an order is received. While Class B Shares are sold without an initial sales load, under certain circumstances described under "Contingent Deferred




    Sales Charge--Class B Shares," a contingent deferred sales charge may be applied by the distributor at the time Class B Shares are redeemed.
                            CONVERSION OF CLASS B SHARES
    Class B Shares will automatically convert into Class A Shares on or around the fifteenth of the month eight full years after the purchase date, except as noted below, and may no longer be subject to a distribution services fee (see "Distribution of Shares"). Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales load, fee or other charge. Class B Shares acquired by exchange from Class B Shares of another fund in the Liberty Family of Funds will convert into Class A Shares based on the time of the initial purchase. For purposes of conversion to Class A Shares, Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The conversion of Class B Shares to Class A Shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B Shares to Class A Shares will not occur if such ruling or opinion is not available. In such event, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indefinite period.
    Orders for $250,000 or more of Class B Shares will automatically be invested in Class A Shares.
    INVESTING IN CLASS C SHARES
    Class C Shares are sold at net asset value next determined after an order is received. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first full 12 months following purchase. For a complete description of this charge, see "Contingent Deferred Sales Charge- -Class C Shares."
                 PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION
    An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders placed through a financial institution are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.
    The financial institution which maintains investor accounts in Class B Shares or Class C Shares with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial institutions may be subject to reclaim by the distributor for accounts transferred to financial institutions which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods.
                             PURCHASING SHARES BY WIRE
    Once an account has been established, Shares may be purchased by wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received immediately. Payment for purchases which are subject to a sales load must be received within three business days following the order. Payment for purchases on which no sales load is imposed must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows:
    State Street Bank and Trust Company, Boston, Massachusetts; Attn: EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or




    Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.


                             PURCHASING SHARES BY CHECK
    Once an account has been established, Shares may be purchased by sending a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).
    SPECIAL PURCHASE FEATURES
                           SYSTEMATIC INVESTMENT PROGRAM
    Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund at the net asset value next determined after an order is received by the Fund, plus the sales load, if applicable. Shareholders should contact their financial institution or the Fund to participate in this program.
                                  RETIREMENT PLANS




    Fund Shares can be purchased as an investment for retirement plans or IRA accounts. For further details, contact the Fund and consult a tax adviser.
                                 EXCHANGE PRIVILEGE
                                   CLASS A SHARES
    Class A shareholders may exchange all or some of their Shares for Class A Shares of other funds in the Liberty Family of Funds at net asset value. Shareholders of Class A Shares may also exchange into certain other Federated Funds (as defined in the "Synopsis" of this prospectus) which are sold with a sales load different from that of the Fund's or with no sales load, and which are advised by subsidiaries or affiliates of Federated Investors. These exchanges are made at net asset value plus the difference between the Fund's sales load already paid and any sales load of the Federated Fund into which the Shares are to be exchanged, if higher. Neither the Fund nor any of the funds in the Liberty Family of Funds imposes any additional fees on exchanges. Shareholders in certain other Federated Funds may exchange their shares in the Federated Funds for Class A Shares.
                                   CLASS B SHARES
    Class B shareholders may exchange all or some of their Shares for Class B Shares of other funds in the Liberty Family of Funds. (Not all funds in the Liberty Family of Funds currently offer Class B Shares. Contact your financial institution regarding the availability of other Class B Shares in the Liberty Family of Funds.) Exchanges are made at net asset value without being assessed a contingent deferred sales charge on the exchanged Shares. To the extent that a shareholder exchanges Shares for Class B Shares in other funds in the Liberty Family of Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the applicable holding period. For more information, see "Contingent Deferred Sales Charge."


                                   CLASS C SHARES
    Class C shareholders may exchange all or some of their Shares for Class C Shares in other funds in the Liberty Family of Funds at net asset value without a contingent deferred sales charge. (Not all funds in the Liberty Family of Funds currently offer Class C Shares. Contact your financial institution regarding the availability of other Class C Shares in the Liberty Family of Funds.) To the extent that a shareholder exchanges Shares for Class C Shares in other funds in the Liberty Family of Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the applicable holding period. For more information, see "Contingent Deferred Sales Charge."




                             REQUIREMENTS FOR EXCHANGE
    Shareholders using this privilege must exchange Shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.
    This privilege is available to shareholders resident in any state in which the shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.
    Further information on the exchange privilege and prospectuses for the Liberty Family of Funds are available by contacting the Fund.
                                  TAX CONSEQUENCES
    An exercise of the exchange privilege is treated as a sale for federal income tax purposes. Depending upon the circumstances, a capital gain or loss may be realized.
                                 MAKING AN EXCHANGE
    Instructions for exchanges for the Liberty Family of Funds or certain Federated Funds (where applicable) may be given in writing or by telephone. Written instructions may require a signature guarantee. Shareholders of the




    Fund may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to Federated Services Company, 500 Victory Road--2nd Floor, North Quincy, Massachusetts 02171.
                               TELEPHONE INSTRUCTIONS
    Telephone instructions made by the investor may be carried out only if a telephone authorization form completed by the investor is on file with the Fund. If the instructions are given by a broker, a telephone authorization form completed by the broker must be on file with the Fund. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Shares may be exchanged between two funds by telephone only if the two funds have identical shareholder registrations.
    Any Shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600 and deposited to the shareholder's account before being exchanged. Telephone exchange instructions are recorded and will be binding upon the shareholder. Such instructions will be processed as of 4:00 p.m. (Eastern time) and must be received by the Fund before that time for Shares to be exchanged the same day. Shareholders exchanging into a fund will begin receiving dividends the following business day. This privilege may be modified or terminated at any time.
                                HOW TO REDEEM SHARES
    Shares are redeemed at their net asset value, less any applicable contingent deferred sales charge, next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.
                  REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION
    Shares of the Fund may be redeemed by calling your financial institution to request the redemption. Shares will be redeemed at the net asset value, less any applicable contingent deferred sales charge next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions (such as banks) must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.
                           REDEEMING SHARES BY TELEPHONE
    Shares may be redeemed in any amount by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp.
    Proceeds will be mailed in the form of a check, to the shareholder's address of record or by wire transfer to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared.
    Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.
                              REDEEMING SHARES BY MAIL




    Shares may be redeemed in any amount by mailing a written request to:
    Federated Services Company, Fund Name, Fund Class, P.O. Box 8600, Boston, Massachusetts 02266-8600.
    The written request should state: Fund Name and the Class designation; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. It is recommended that any share certificates be sent by insured mail with the written request.
    Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a bank which is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange, or any other "eligible guarantor institution," as defined by the Securities and Exchange Act of 1934, as amended. The Fund does not accept signatures guaranteed by a notary public.
    The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.




    Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.
    SPECIAL REDEMPTION FEATURES
                           SYSTEMATIC WITHDRAWAL PROGRAM
    Shareholders who desire to receive payments of a predetermined amount not less than $100 may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder.
    Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his financial institution. Due to the fact that Class A Shares are sold with a sales load, it is not advisable for shareholders to continue to purchase Class A Shares while participating in this program. A contingent deferred sales charge may be imposed on Class B Shares and Class C Shares.




    CONTINGENT DEFERRED SALES CHARGE
    Shareholders may be subject to a contingent deferred sales charge upon redemption of their Shares under the following circumstances:
                                   CLASS A SHARES
    Class A Shares purchased under a periodic special offering with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales load and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of .50 of 1.00% for redemptions made within one full year of purchase. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption.


                                   CLASS B SHARES
    Shareholders redeeming Class B Shares from their Fund accounts within six full years of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's distributor. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption in accordance with the following schedule:




                                  CONTINGENT
      YEAR OF REDEMPTION           DEFERRED
        AFTER PURCHASE            SALES CHARGE
          First                    5.50%
          Second                   4.75%
          Third                    4%
          Fourth                   3%
          Fifth                    2%
          Sixth                    1%
          Seventh and thereafter   0%
                                   CLASS C SHARES
    Shareholders redeeming Class C Shares from their Fund accounts within one full year of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's distributor of 1.00%. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption.
                 CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES
    The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. The contingent deferred sales charge will not be imposed with respect to: (1) Shares acquired through the reinvestment of dividends or distributions of long-term capital gains; and (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. In computing the amount of the applicable contingent deferred sales charge, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares; (3) Shares held for less than six years with respect to Class B Shares and less than one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares on a first-in, first-out basis. A contingent deferred sales charge is not assessed in connection with an exchange of Fund Shares for shares of other funds in the Liberty Family of Funds in the same class (see "Exchange Privilege"). Any contingent deferred sales charge imposed at the time the exchanged-for Shares are redeemed is calculated as if the shareholder had held the shares from the date on which he became a shareholder of the exchanged-from Shares. Moreover, the contingent deferred sales charge will be eliminated with respect to certain redemptions (see "Elimination of Contingent Deferred Sales Charge").
    ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE
    The contingent deferred sales charge will be eliminated with respect to the following redemptions: (1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; (2) redemptions representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2; and (3) involuntary redemptions by the Fund of Shares in shareholder accounts that do not comply with the minimum balance requirements. No contingent deferred sales charge will be imposed on redemptions of Shares held by Directors, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor; employees of any financial institution that sells Shares of the Fund pursuant to a sales agreement with the distributor; and spouses and children under the age of 21 of the aforementioned persons. Finally, no contingent deferred sales charge will be imposed on the redemption of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940, as amended, or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial institution, to the extent that no payments were advanced for purchases made through such entities. The Directors reserve the right to discontinue elimination of the contingent deferred sales charge. Shareholders will be notified of such elimination. Any Shares purchased prior to the termination of such waiver would have the contingent deferred sales charge eliminated as provided in the Fund's prospectus at the time of the purchase of the Shares. If a shareholder making a redemption qualifies for an elimination of the contingent deferred sales charge, the shareholder must notify Federated Securities Corp. or the transfer agent in writing that he is entitled to such elimination.
                           ACCOUNT AND SHARE INFORMATION
                           CERTIFICATES AND CONFIRMATIONS
    As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested in writing to Federated Services Company.
    Detailed confirmations of each purchase and redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during that month.
                                     DIVIDENDS
    Dividends are declared and paid annually to all shareholders invested in the Fund on the record date. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-




    dividend date net asset value without a sales load, unless shareholders request cash payments on the new account form or by contacting the transfer agent. All shareholders on the record date are entitled to the dividend. If Shares are redeemed or exchanged prior to the record date or purchased after the record date, those Shares are not entitled to that year's dividend.
                                   CAPITAL GAINS
    Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months.


                             ACCOUNTS WITH LOW BALANCES
    Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account, except retirement plans, and pay the proceeds to the shareholder if the account balance falls below the Class A Share required minimum value of $500 or the required minimum value of $1,500 for Class B Shares and Class C Shares. This requirement does not apply, however, if the balance falls below the required minimum value because of changes in the net asset value of the respective Share Class. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.




                              CORPORATION INFORMATION
    MANAGEMENT OF THE CORPORATION
                                 BOARD OF DIRECTORS
    The Corporation is managed by a Board of Directors. The Directors are responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.
                                 INVESTMENT ADVISER
    Investment decisions for the Fund are made by Federated Global Research Corp., the Fund's investment adviser, subject to direction by the Directors. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.
                                   ADVISORY FEES
    The Adviser receives an annual investment advisory fee equal to 1.00% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar objectives and policies. Under the investment advisory contract, which provides for the voluntary waiver of the advisory fee by the Adviser, the Adviser may voluntarily waive some or all of its fee. This does not include reimbursement to the




    Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities. The Adviser can terminate this voluntary waiver at any time in its sole discretion. The Adviser has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.
                                ADVISER'S BACKGROUND
    Federated Global Research Corp., incorporated in Delaware on May 12, 1995, is a registered investment adviser under the Investment Advisers Act of 1940, as amended. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the Trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.
    Federated Global Research Corp. and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.
    Drew J. Collins has been the Fund's portfolio manager its inception. Mr. Collins joined Federated Investors in 1995 as a Senior Vice President of the Fund's investment adviser. Mr. Collins served as Vice President/Portfolio Manager of international equity portfolios at Arnold and S. Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the University of Pennsylvania.
    Henry A. Frantzen has been the Fund's portfolio manager its inception. Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Fund's investment adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995. He was the Executive Vice President and Director of Equities at Oppenheimer Management Corporation from 1989 to 1991. Mr. Frantzen received his B.S. in finance and marketing from the University of North Dakota.
    Frank Semack has been the Fund's portfolio manager since its inception. Mr. Semack joined Federated Investors in 1995 as a Vice President of the




    Fund's investment adviser. Mr. Semack served as an Investment Analyst at Omega Advisers, Inc. from 1993 to 1994. He served as an Associate Director/Portfolio Manager of Wardley Investment Services, Ltd. from 1980 to 1993. Mr. Semack received his M.Sc. in economics from the London School of Economics.
    Both the Corporation and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Directors, and could result in severe penalties.
    DISTRIBUTION OF SHARES
    Federated Securities Corp. is the principal distributor for Shares of the Fund. Federated Securities Corp. is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.
    The distributor may offer to pay financial institutions an amount equal to 1% of the net asset value of Class C Shares purchased by their clients or customers at the time of purchase. These payments will be made directly by the distributor from its assets, and will not be made from assets of the Fund. Financial institutions may elect to waive the initial payment described above; such waiver will result in the waiver by the Fund of the otherwise applicable contingent deferred sales charge.
    The distributor will pay dealers an amount equal to 5.5% of the net asset value of Class B Shares purchased by their clients or customers. These payments will be made directly by the distributor from its assets, and will not be made from the assets of the Fund. Dealers may voluntarily waive receipt of all or any portion of these payments. The distributor may pay a portion of the distribution fee discussed below to financial institutions that waive all or any portion of the advance payments.
                     DISTRIBUTION PLAN AND SHAREHOLDER SERVICES
    Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the distributor may be paid a fee in an amount computed at an annual rate of up to .25 of 1% for Class A Shares and up to .75 of 1% for Class B Shares and Class C Shares of the average daily net assets of each class of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The Fund does not currently make payments to the distributor or charge a fee under the Distribution Plan for Class A Shares, and shareholders of Class A Shares will be notified if the Fund intends to charge a fee under the Distribution Plan. For Class A Shares and Class C Shares, the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers. With respect to Class B Shares, because distribution fees to be paid by the Fund to the distributor may not exceed an annual rate of .75 of 1% of Class B Shares' average daily net assets, it will take the distributor a number of years to recoup the expenses it has incurred for its sales services and distribution-related support services pursuant to the Plan.
    The Distribution Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by Shares under the Plan.




    In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25 of 1% of the average daily net asset value of Class A Shares, Class B Shares, and Class C Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts ("Shareholder Services"). Under the Shareholder Services Agreement, Federated Shareholder Services will either perform Shareholder Services directly or will select financial institutions to perform Shareholder Services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.
    In addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of sales services, distribution-related support services, or shareholder services.
    The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Directors will consider appropriate changes in the services.
    State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state laws.
                      OTHER PAYMENTS TO FINANCIAL INSTITUTIONS
    Federated Securities Corp. will pay financial institutions, at the time of purchase of Class A Shares, an amount equal to .50 of 1% of the net asset value of Class A Shares purchased by their clients or customers under certain qualified retirement plans as approved by Federated Securities Corp. (Such payments are subject to a reclaim from the financial institution should the assets leave the program within 12 months after purchase.)
    Furthermore, with respect to Class A Shares, Class B Shares, and Class C Shares, the distributor may offer to pay a fee from its own assets to financial institutions as financial assistance for providing substantial marketing and sales support. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates.
    ADMINISTRATION OF THE FUND
                              ADMINISTRATIVE SERVICES
    Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate which relates to the average aggregate daily net assets of all Federated Funds as specified below:
               MAXIMUM                  AVERAGE AGGREGATE DAILY NET
            ADMINISTRATIVE FEE          ASSETS OF THE FEDERATED FUNDS
               .15 of 1%                on the first $250 million
               .125 of 1%               on the next $250 million
               .10 of 1%                on the next $250 million
               .075 of 1%               on assets in excess of $750 million
    The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.




    Federated Administrative Services may choose voluntarily to waive a portion of its fee.
                                     CUSTODIAN
    State Street Bank and Trust Company, P.O. Box 8600, Boston, Massachusetts 02266-8600, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


                    TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
    Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600, is transfer agent for the Shares of the Fund, and dividend disbursing agent for the Fund.
                                INDEPENDENT AUDITORS
    The independent auditors for the Fund are Ernst & Young LLP, One Oxford Centre, Pittsburgh, Pennsylvania 15219.
    EXPENSES OF THE FUND AND CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES Holders of Class A Shares, Class B Shares, and Class C Shares pay their allocable portion of Corporation and portfolio expenses.
    The Corporation expenses for which holders of Class A Shares, Class B Shares, and Class C Shares pay their allocable portion include, but are not limited to: the cost of organizing the Corporation and continuing its existence; registering the Corporation with federal and state securities authorities; Directors' fees; auditors' fees; the cost of meetings of Directors; legal fees of the Corporation; association membership dues; and such non-recurring and extraordinary items as may arise from time to time. The portfolio expenses for which holders of Class A Shares, Class B Shares, and Class C Shares pay their allocable portion include, but are not limited to: registering the portfolio and Class A Shares, Class B Shares, and Class C Shares of the portfolio; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise from time to time.
    At present, the only expenses which are allocated specifically to Class A Shares, Class B Shares, and Class C Shares as classes are expenses under the Corporation's Distribution Plan and fees for Shareholder Services. However, the Directors reserve the right to allocate certain other expenses to holders of Class A Shares, Class B Shares and Class C Shares as they deem appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: distribution fees; transfer agent fees as identified by the transfer agent as attributable to holders of Class A Shares, Class B Shares, and Class C Shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and to state securities commissions;




    expenses related to administrative personnel and services as required to support holders of Class A Shares, Class B Shares, and Class C Shares; legal fees relating solely to Class A Shares, Class B Shares, or Class C Shares; and Directors' fees incurred as a result of issues related solely to Class A Shares, Class B Shares, or Class C Shares.
    BROKERAGE TRANSACTIONS
    When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Directors.
                              SHAREHOLDER INFORMATION
    VOTING RIGHTS
    Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of each Fund or class in the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.
    As a Maryland corporation, the Corporation is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Corporation's or the Fund's operation and for the election of Directors under certain circumstances.
    Directors may be removed by the Directors or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the written request of shareholders owning at least 10% of the Corporation's outstanding shares of all series entitled to vote.
                                  TAX INFORMATION
    FEDERAL INCOME TAX
    The Fund will pay no federal income tax because it expects to meet requirements of the Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. However, the Fund may invest in the stock of certain foreign corporations which would constitute a Passive Foreign Investment Company ("PFIC"). Federal income taxes may be imposed on the Fund upon disposition of PFIC investments.
    The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Corporation's other portfolios will not be combined for tax purposes with those realized by the Fund.
    Investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduced tax rates or exemptions on this income. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is unknown. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.
    Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed.
    Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.
    If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Furthermore, shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.
    PENNSYLVANIA PERSONAL PROPERTY TAXES
    Shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.
    Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.
                              PERFORMANCE INFORMATION
    From time to time, the Fund advertises its total return and yield for each class of Shares.
    Total return represents the change, over a specific period of time, in the value of an investment in each class of Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.
    The yield of each class of Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by each class of Shares over a thirty-day period by the maximum offering price per share of each class on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by each class of Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
    The performance information reflects the effect of non-recurring charges, such as the maximum sales load or contingent deferred sales charges, which, if excluded, would increase the total return and yield.
    Total return and yield will be calculated separately for Class A Shares, Class B Shares, and Class C Shares. Expense differences among Class A Shares, Class B Shares, and Class C Shares may affect the performance of each class.
    From time to time, advertisements for Class A Shares, Class B Shares, and Class C Shares of the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Class A Shares, Class B Shares, and Class C Shares to certain indices.

                               FEDERATED EUROPEAN GROWTH FUND
                              (A portfolio of World Investment Series, Inc.)

                               Class A Shares
                               Class B Shares
                               Class C Shares

                                      Combined Prospectus
                                      An Open-End, Diversified
                                      Management
                                      Investment Company

                                      February 13, 1996



         FEDERATED SECURITIES CORP.


          Distributor
          Cusip #s
                    ---------
          G01469-02a(2/96)
          A subsidiary of FEDERATED INVESTORS
          Federated Investors Tower
          Pittsburgh, PA  15222-3779

FEDERATED EUROPEAN GROWTH FUND
(A portfolio of World Investment Series, Inc.)

Class A Shares

Prospectus


    The Class A Shares of Federated European Growth Fund (the "Fund") represent interests in a diversified investment portfolio of World Investment Series, Inc. (the "Corporation"), an open-end management investment company (a mutual fund). The investment objective of the Fund is to provide long-term growth of capital. Any income received from the portfolio is incidental. The Fund pursues its investment objective by investing primarily in the equity securities of European companies.
    THE CLASS A SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE CLASS A SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.




    This prospectus contains the information you should read and know before you invest in the Class A Shares of the Fund. Keep this prospectus for future reference.
    The Fund has also filed a Combined Statement of Additional Information for Class A Shares, Class B Shares, and Class C Shares dated February 13, 1996 with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information, which is in paper form only, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information or to make inquiries about the Fund, contact your financial institution.
    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
    Prospectus dated February 13, 1996




    Table of Contents will be
    generated when document is
    complete.




                              SUMMARY OF FUND EXPENSES
                           FEDERATED EUROPEAN GROWTH FUND

                                   CLASS A SHARES
                          SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Load Imposed on Purchases (as a percentage of offering price)
       ....................................................5.50%
    Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of
      offering price) .....................................   None
    Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)(1)
      0.00%
    Redemption Fee (as a percentage of amount redeemed, if applicable)
       ....................................................None
    Exchange Fee ..........................................   None

                      ANNUAL CLASS A SHARES OPERATING EXPENSES
                 (As a percentage of projected average net assets)*
    Management Fee (after waiver)(2) ......................      %
    12b-1 Fee (3) .........................................      %
    Total Other Expenses ..................................      %
       Shareholder Services Fee ...................      %




          Total Class A Shares Operating Expenses (4)......      %
    (1)

      Class A Shares purchased with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales load and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of 0.50 of 1.00% for redemptions made within one full year of purchase. (See "Contingent Deferred Sales Charge.")
    (2)

      The estimated Management Fee has been reduced to reflect the anticipated voluntary waiver of a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time at its sole
      discretion.  The maximum management fee is      %.
                                                 -----
    (3)

      Class A Shares have no present intention of paying or accruing the 12b-1 fee during the fiscal year ending November 30, 1996. If Class A Shares were paying or accruing the 12b-1 fee, Class A Shares would be able to pay up to 0.25% of its average daily net assets for the 12b-1 fee. See "Corporation Information."




    (4)

      The Total Class A Shares Operating Expenses are estimated to be       %
                                                                      ------
      absent the anticipated voluntary waiver of a portion of the Management
      Fee.
    * Total Class A Shares Operating Expenses are estimated based on average expenses expected to be incurred during the period ending November 30, 1996. During the course of this period, expenses may be more or less than the average amount shown.

    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class A Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "What Shares Cost" and "Corporation Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

    EXAMPLE                                       1 year  3 years
    You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end
       of each time period ....................   $         $
                                                   --        --
    You would pay the following expenses on the same investment,




       assuming no redemption .................   $         $
                                                   --        --

    The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. This example is based on estimated data for the Class A Shares' fiscal year ending November 30, 1996.



                                GENERAL INFORMATION
    The Corporation was established under the laws of the State of Maryland on January 25, 1994. The Corporation's address is Liberty Center, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. The Articles of Incorporation permit the Corporation to offer separate series of shares representing interests in separate portfolios of securities. As of the date of this prospectus, the Board of Directors (the "Directors") has established three classes of shares for the Fund, known as Class A Shares, Class B Shares, and Class C Shares. This prospectus relates only to Class A Shares (the "Shares") of the Fund.
    Shares of the Fund are designed for individuals and institutions seeking long-term growth of capital by investing primarily in the equity securities of European companies.




    For information on how to purchase Shares of the Fund, please refer to "How to Purchase Shares." The minimum initial investment for Class A Shares is $500. However, the minimum initial investment for a retirement account is $50. Subsequent investments must be in amounts of at least $100, except for retirement plans which must be in amounts of at least $50.
    In general, Class A Shares are sold at net asset value plus the applicable sales load and are redeemed at net asset value. However, a contingent deferred sales charge is imposed under certain circumstances. For a more complete description, see "How to Redeem Shares."
    In addition, the Fund pays a shareholder services fee at an annual rate not to exceed 0.25% of average daily net assets.
    Investors should be aware of the following general observations. The Fund may make certain investments and employ certain investment techniques that involve risks, including, but not limited to, entering into repurchase agreements, lending portfolio securities, investing in restricted and illiquid securities, investing in securities on a when-issued and delayed delivery basis, writing call options and investing in foreign securities. The Fund's current net asset value and offering price can be found in the mutual funds section of local newspapers under "Federated Liberty Funds."
                              LIBERTY FAMILY OF FUNDS




    This Fund is a member of a family of mutual funds, collectively known as the Liberty Family of Funds. The other funds in the Liberty Family of Funds are:
      o American Leaders Fund, Inc., providing growth of capital and income through high-quality stocks;
      o Capital Growth Fund, providing appreciation of capital primarily through equity securities;
      o Federated Asia Pacific Growth Fund, providing long-term growth of capital by investing in equity securities of companies located in Asia and the Pacific Rim;
      o Federated Bond Fund, providing current income through high-quality corporate debt;
      o Federated Emerging Markets Fund, providing long-term growth of capital by investing in equity securities of large and small companies domiciled in or having primary operations in emerging markets;
      o Federated Growth Strategies Fund, providing appreciation of capital primarily through equity securities of companies with prospects for above-average growth in earnings and dividends;
      o Federated International Equity Fund, providing long-term capital growth and income through international securities;




      o Federated International Income Fund, providing a high level of current income consistent with prudent investment risk through high-quality debt securities denominated primarily in foreign currencies;
      o Federated International Small Company Fund, providing long-term growth of capital by investing in equity securities of small foreign companies in developed and emerging markets.
      o Federated Latin American Growth Fund, providing long-term growth of capital by investing in equity securities of companies located in Latin America;
      o Federated Small Cap Strategies Fund, providing capital appreciation through common stocks of small capitalization companies;
      o Fund for U.S. Government Securities, Inc., providing current income through long-term U.S. government securities;
      o Liberty Equity Income Fund, Inc., providing above-average income and capital appreciation through income producing equity securities;
      o Liberty High Income Bond Fund, Inc., providing high current income through high-yielding, lower-rated corporate bonds;
      o Liberty Municipal Securities Fund, Inc., providing a high level of current income exempt from federal regular income tax through municipal bonds;




      o Liberty U.S. Government Money Market Trust, providing current income consistent with stability of principal through high-quality U.S. government securities;
      o Liberty Utility Fund, Inc., providing current income and long-term growth of income, primarily through electric, gas, and communications utilities;
      o Limited Term Fund, providing a high level of current income consistent with minimum fluctuation in principal value through investment grade securities;
      o Limited Term Municipal Fund, providing a high level of current income exempt from federal regular income tax consistent with the preservation of principal, primarily limited to municipal securities;
      o Michigan Intermediate Municipal Trust, providing current income exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan and Michigan municipalities, primarily through Michigan municipal securities;
      o Pennsylvania Municipal Income Fund, providing current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania, primarily through Pennsylvania municipal securities;
      o Strategic Income Fund, providing a high level of current income, primarily through domestic and foreign corporate debt obligations;




      o Tax-Free Instruments Trust, providing current income consistent with stability of principal and exempt from federal income tax, through high-quality, short-term municipal securities; and
      o World Utility Fund, providing total return primarily through securities issued by domestic and foreign companies in the utilities industries.
    Prospectuses for these funds are available by writing to Federated Securities Corp.
    Each of the funds may also invest in certain other types of securities as described in each fund's prospectus.
    The Liberty Family of Funds provides flexibility and diversification for an investor's long-term investment planning. It enables an investor to meet the challenges of changing market conditions by offering convenient exchange privileges which give access to various investment vehicles and by providing the investment services of proven, professional investment advisers.
    Shareholders of Class A Shares who have been designated as Liberty Life Members are exempt from sales loads on future purchases in and exchanges between the Class A Shares of any funds in the Liberty Family of Funds, as long as they maintain a $500 balance in one of the Liberty Funds.




                               INVESTMENT INFORMATION
    INVESTMENT OBJECTIVE
    The investment objective of the Fund is to provide long-term growth of capital. Any income received from the portfolio is incidental. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.
    INVESTMENT POLICIES
    The Fund pursues its investment objective by investing primarily in a professionally managed and diversified portfolio of European companies. Under normal market conditions, the Fund intends to invest at least 65% of its total assets in equity securities of issuers and companies located in Europe.
    The Fund expects the majority of its equity assets to be invested in the more established or liquid markets of Europe including Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Spain, Sweden, Switzerland, and the United Kingdom. The Fund may invest in countries other than those defined above, if, in the opinion of the Fund's investment adviser, they are considered to be attractive or liquid. These countries include Albania, Belarus, Bulgaria, Czech Republic, Estonia, Greece, Hungary, Iceland, Latvia, Lithuania, Luxembourg, Poland, Portugal,




    Romania, Russia, Slovakia, Turkey, Ukraine, and countries of the former Yugoslavia.
    While the investment adviser considers the above-mentioned countries eligible for investment, the Fund will not be invested in all such markets at all times. Furthermore, the Fund may not pursue investment in such countries due to lack of adequate custody of the Fund's assets, overly burdensome restrictions and repatriation, lack of an organized and liquid market, or unacceptable political or other risks. The Fund intends to allocate its investments among at least three countries at all times and does not expect to concentrate investments in any particular industry. European companies are defined as (i) those for which the principal securities trading market is Europe, as described above; (ii) those which are organized under the laws of, or with a principal office in, Europe; or
    (iii) those, wherever organized or traded, which derive (directly or indirectly through subsidiaries) at least 50% of their total assets, capitalization, gross revenue or profit in their most current year from goods produced, services performed, or sales made in Europe.
    Unless indicated otherwise, the investment policies of the Fund may be changed by the Directors without the approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.
                               ACCEPTABLE INVESTMENTS




    The equity securities in which the Fund may invest include common stock, preferred stock (either convertible or non-convertible), sponsored or unsponsored depositary receipts or shares, and warrants, including other substantially similar forms of equity with comparable risk characteristics as well as other forms which may be developed in the future. Securities may be purchased on securities exchanges, traded over-the-counter, or have no organized market. The Fund may also purchase corporate and government fixed income securities denominated in currencies other than U.S. dollars; enter into forward commitments, repurchase agreements and foreign currency transactions; maintain reserves in foreign or U.S. money market instruments; and purchase options and financial futures contracts.
                             COMMON AND PREFERRED STOCK
    Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.
    In selecting securities, the investment adviser typically evaluates industry trends, a company's financial strength, its competitive position in domestic and export markets, technology, recent developments and profitability, together with overall growth prospects, and prevailing and prospective valuation levels. Other considerations generally include quality and depth of management, government regulation, and availability and cost of labor and raw materials. Investment decisions are made without regard to arbitrary criteria as to minimum asset size, debt-equity ratios or dividend history of portfolio companies.
                                DEPOSITARY RECEIPTS
    The Fund may invest in foreign issuers by purchasing sponsored or unsponsored securities representing underlying international securities such as American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), Global Depositary Certificates ("GDCs"), International Depositary Receipts ("IDRs"), and Russian Depositary Certificates ("RDCs") or securities convertible into foreign equity securities. ADRs and ADSs typically are issued by a United States bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), GDRs, GDCs, IDRs and RDCs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. ADRs, ADSs, CDRs, EDRs, GDRs, GDCs, IDRs, and RDCs are collectively known as "Depositary Receipts." Depositary Receipts may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored Depositary Receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.
                                  DEBT SECURITIES
    In pursuit of the Fund's objective of long-term growth of capital, the Fund may invest up to 35% of its total assets in debt securities. Capital appreciation in debt securities may arise as a result of favorable changes in the creditworthiness of issuers, relative interest rate levels, or relative foreign exchange rates. Any income received from debt securities will be incidental to the Fund's objective of long-term growth of capital. These debt obligations consist of U.S. and foreign government securities and corporate debt securities, including, but not limited to, Samurai and Yankee bonds, Eurobonds and depositary receipts. The issuers of such debt securities may or may not be domiciled in emerging countries.
    The debt securities in which the Fund may invest may be rated, at the time of purchase, BB or lower by Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service ("Fitch") or Ba or lower by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, are of comparable quality as determined by the investment adviser. The prices of fixed income securities generally fluctuate inversely to the direction of interest rates.
                               CONVERTIBLE SECURITIES
    The Fund may invest in convertible securities rated, at the time of purchase, BB or lower by S&P or Fitch or Ba or lower by Moody's, or, if unrated, are of comparable quality as determined by the investment adviser. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible bonds, convertible preferred stock or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.




    The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of different investment strategies. In selecting a convertible security, the investment adviser evaluates the investment characteristics of the convertible security as a fixed income investment, and the investment potential of the underlying security for capital appreciation.
               INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
    Due to restrictions on direct investment by foreign entities in certain foreign countries, investments in other investment companies may be the most practical or only manner in which the Fund can participate in the securities markets of such countries. The Fund may also invest in other investment companies for the purpose of investing its short term cash on a temporary basis. The Fund may invest up to 10% of its total assets in the securities of other investment companies. To the extent that the Fund invests in securities issued by other investment companies, the Fund will indirectly bear its proportionate share of any fees and expenses paid by such companies, in addition to the fees and expenses payable directly by the Fund.
                         RESTRICTED AND ILLIQUID SECURITIES
    The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Restricted securities may be issued by new and early stage companies which may include a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expense of registration. The Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Directors to be liquid, over-the counter options, swap agreements not determined to be liquid, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.
                               REPURCHASE AGREEMENTS
    The Fund may invest in repurchase agreements. Repurchase agreements are arrangements by which the Fund purchases a security for cash and obtains a simultaneous commitment from the seller (usually a bank or broker/dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default. In such a case, the Fund may incur costs in disposing of the security which would increase Fund expenses. The investment adviser will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.
                   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
    The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for different times in the future. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.
    The Fund may dispose of a commitment prior to settlement if the investment adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.
                          LENDING OF PORTFOLIO SECURITIES
    In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Directors and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times.
    There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.
                               TEMPORARY INVESTMENTS
    For temporary defensive purposes, when the investment adviser determines that market conditions warrant (up to 100% of total assets) and to maintain liquidity (up to 20% of total assets), the Fund may invest in U.S. and foreign debt instruments as well as cash or cash equivalents, including foreign and domestic money market instruments, short-term government and corporate obligations, and repurchase agreements.
                                FORWARD COMMITMENTS
    Forward commitments are contracts to purchase securities for a fixed price at a date beyond customary settlement time. The Fund may enter into these contracts if liquid securities in amounts sufficient to meet the purchase price are segregated on the Fund's records at the trade date and maintained until the transaction has been settled. Risk is involved if the value of the security declines before settlement. Although the Fund enters into forward commitments with the intention of acquiring the security, it may dispose of the commitment prior to settlement and realize short-term profit or loss.
                           FOREIGN CURRENCY TRANSACTIONS
    The Fund will enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot (i.e., cash) basis at prevailing rates or through forward foreign currency exchange contracts. The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although foreign currency exchanges may be used by the Fund to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund. Further, the Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations. Cross-hedging transactions by the Fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability that is the subject of the hedge.
                    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
    A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties.
    Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated and are maintained until the contract has been settled. The Fund will not enter into a forward contract with a term of more than one year. The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between trade date and settlement date will vary between 24 hours and 60 days, depending upon local custom.
    The Fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the investment adviser will consider the likelihood of changes in currency values when making investment decisions, the investment adviser believes that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the value of the Fund's assets denominated in that currency at the time the contract was initiated, but as consistent with their other investment policies and as not otherwise limited in their ability to use this strategy.
                                      OPTIONS




    The Fund may deal in options on foreign currencies, securities, and securities indices, and on futures contracts involving these items, which options may be listed for trading on an international securities exchange or traded over-the-counter. The Fund may use options to manage interest rate and currency risks. The Fund may also write covered call options and secured put options to generate income or lock in gains. The Fund may write covered call options and secured put options on up to 25% of its net assets and may purchase put and call options provided that no more than 5% of the fair market value of its net assets may be invested in premiums on such options.
    A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying currency, security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying currency, security or other asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow, and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is the risk that the Fund may be required to take delivery of the underlying asset at a disadvantageous price.
    Over-the-counter options ("OTC options") differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience material losses. However, in writing options, the premium is paid in advance by the dealer. OTC options, which may not be continuously liquid, are available for a greater variety of assets, and with a wider range of expiration dates and exercise prices, than are exchange traded options.
    It is not certain that a secondary market for positions in options, or futures contracts (see below), will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.
                           FUTURES AND OPTIONS ON FUTURES
    The Fund may enter into futures contracts involving foreign currency, securities, and securities indices, or options thereon, for bona fide hedging purposes. The Fund may also enter into such futures contracts or related options for purposes other than bona fide hedging if the aggregate amount of initial margin deposits exclusive of the margin needed for foreign currency hedging, on the Fund's futures and related options positions would not exceed 5% of the net liquidation value of the Fund's assets, provided further that in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. In addition, the Fund may not sell futures contracts if the value of such futures contracts exceeds the total market value of the Fund's portfolio securities. Futures contracts and options thereon sold by the Fund are generally subject to segregation and coverage requirements established by either the Commodities Futures Trading Commission ("CFTC") or the Securities and Exchange Commission ("SEC"), with the result that, if the Fund does not hold the instrument underlying the futures contract or option, the Fund will be required to segregate on an ongoing basis with its custodian cash, U.S. government securities, or other liquid high grade debt obligations in an amount at least equal to the Fund's obligations with respect to such instruments.
    The Fund may enter into securities index futures contracts and purchase and write put and call options on securities index futures contracts that are traded on regulated exchanges, including non-U.S. exchanges, to the extent permitted by the CFTC. Securities index futures contracts are based on indexes that reflect the market value of securities of the firms included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.
    The Fund may enter into securities index futures contracts to sell a securities index in anticipation of or during a market decline to attempt to offset the decrease in market value of securities in its portfolio that might otherwise result. When the Fund is not fully invested and anticipates a significant market advance, it may enter into futures contracts to purchase the index in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that it intends to purchase. In many of these transactions, the Fund will purchase such securities upon termination of the futures position but, depending on market conditions, a futures position may be terminated without the corresponding purchases of common stock. The Fund may also invest in securities index futures contracts when the investment adviser believes such investment is more efficient, liquid, or cost-effective than investing directly in the securities underlying the index.
    An option on a securities index futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a securities index futures contract. The Fund may purchase and write put and call options on securities index futures contracts in order to hedge all or a portion of its investment and may enter into closing purchase transactions with respect to written options in order to terminate existing positions. There is no guarantee that such closing transactions can be effected. The Fund may also invest in options on securities index futures contracts when the investment adviser believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or in the securities underlying the index, or when the futures contract or underlying securities are not available for investment upon favorable terms.
    The use of futures and related options involves special consideration and risks, for example, (1) the ability of the Fund to utilize futures successfully will depend on the investment adviser's ability to predict pertinent market movements; (2) there might be imperfect correlation, or even no correlation, between the change in market value of the securities held by the Fund and the prices of the futures and options thereon relating to the securities purchased or sold by the Fund. The use of futures and related options may reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements but they can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in positions. No assurance can be given that the investment adviser's judgment in this respect will be correct.




    It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.
    New futures contracts, options thereon, and other financial products and risk management techniques continue to be developed. The Fund may use these investments and techniques to the extent consistent with its investment objectives and regulatory and federal tax considerations.
                                  SWAP AGREEMENTS
    As one way of managing its exposure to different types of investments, the Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments, its share price and yield.
    Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements to reduce its exposure through offsetting transactions. When the Fund enters into a swap agreement, assets of the Fund equal to the value of the swap agreement will be segregated by the Fund.
                     RISK CHARACTERISTICS OF FOREIGN SECURITIES
    Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments. In an attempt to reduce some of these risks, the Fund diversifies its investments broadly among foreign countries which may include both developed and developing countries.
    The Fund may take advantage of the unusual opportunities for higher returns available from investing in developing countries. These investments carry considerably more volatility and risk because they generally are associated with less mature economies and less stable political systems.
    The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Further, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
    Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations.
    Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some countries. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.
    With respect to any foreign country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, governmental regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the Fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside of the United States.
    Brokerage commissions, custodial services, and other costs relating to investment may be more expensive than in the United States. Foreign markets may have different clearance and settlement procedures such as requiring payment for securities before delivery. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.
    CURRENCY RISKS. Because the majority of securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of Fund assets denominated in the currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar the value of Fund assets denominated in that currency will decrease. Under the United States Internal Revenue Code, as amended (the "Code"), the Fund is required to separately account for the foreign currency component of gains or losses, which will usually be viewed under the Code as items of ordinary and distributable income or loss, thus affecting the Fund's distributable income. (See "Federal Income Tax").
    The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. dollars, the Fund will not convert its holdings of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers may realize a profit on the difference between the price at which they buy and sell currencies.
    FOREIGN COMPANIES. Other differences between investing in foreign and U.S. companies include:
      less publicly available information about foreign issuers;
      credit risks associated with certain foreign governments;




      the lack of uniform accounting, auditing, and financial reporting standards and practices or regulatory requirements comparable to those applicable to U.S. companies;
      less readily available market quotations on foreign issues;
      differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks;
      differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments;
      the limited size of many foreign securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of securities;
      the likelihood that securities of foreign issuers may be less liquid or more volatile;
      foreign brokerage commissions may be higher;
      unreliable mail service between countries;
      political or financial changes which adversely affect investments in some countries;
      increased risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities;
      certain markets may require payment for securities before delivery; religious and ethnic instability; and




      certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests.
    U.S. GOVERNMENT POLICIES. In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors such as the Fund. Investors are advised that when such policies are instituted, the Fund will abide by them.
                     RISK CONSIDERATIONS OF EUROPEAN COMPANIES
    Greater Europe includes both the industrialized nations of Western Europe and the less wealthy or developed countries in Southern and Eastern Europe. Within this diverse area, the Fund seeks to benefit from accelerating economic growth transformation and deregulation taking hold. These developments involve, among other things, increased privatizations and corporate restructurings, the reopening of equity markets and economies in Eastern Europe, further broadening of the European Community, and the implementation of economic policies to promote non-inflationary growth. The Fund invests in companies it believes are well placed to benefit from these and other structural and cyclical changes now underway in this region of the world. The Fund will invest, under normal market conditions, at least 65% of its assets in the equity securities of European companies.
    The securities markets of many European countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, the Fund's investment portfolio may experience greater price volatility and significantly lower liquidity than a portfolio invested in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the U.S. Securities settlements may in some instances be subject to delays and related administrative uncertainties.
            RISK FACTORS RELATING TO INVESTING IN HIGH YIELD SECURITIES
    The debt securities in which the Fund invests are usually not in the three highest rating categories of a nationally recognized statistical rating organization (AAA, AA, or A for S&P or Fitch and Aaa, Aa, or A for Moody's), but are in the lower rating categories or are unrated, but are of comparable quality and have speculative characteristics or are speculative. Lower-rated bonds or unrated bonds are commonly referred to as "junk bonds." There is no minimal acceptable rating for a security to be purchased or held in the Fund's portfolio, and the Fund may, from time to time, purchase or hold debt securities rated in the lowest rating category. A description of the rating categories is contained in the Appendix to the Combined Statement of Additional Information.
    Debt obligations that are not determined to be investment grade are high-yield, high-risk bonds, typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. To a greater extent than investment grade bonds, lower-rated bonds tend to reflect short-term corporate, economic, and market developments, as well as investor perceptions of the issuer's credit quality. In addition, lower-rated bonds may be more difficult to dispose of or to value than higher-rated, lower-yielding bonds.
    The Fund's investment adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.
    INVESTMENT LIMITATIONS
    The Fund will not:
      o borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge its assets to secure such borrowings; or
      o with respect to 75% of its total assets, invest more than 5% of the value of its total assets in securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government and its agencies or instrumentalities, and repurchase agreements collateralized by such securities) or acquire more than 10% of the outstanding voting securities of any one issuer.
    The above investment limitations cannot be changed without shareholder approval.
                                  NET ASSET VALUE
    The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of Class A Shares in the market value of all securities and other assets of the Fund, subtracting the interest of Class A Shares in the liabilities of the Fund and those attributable to Class A Shares, and dividing the remainder by the total number of Class A Shares outstanding. The net asset value for Class A Shares may differ from that of Class B Shares and Class C Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.
    The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
                               HOW TO PURCHASE SHARES
    Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial institution (such as a bank or broker/dealer which has a sales agreement with the distributor) or by wire or by check directly to the Fund, with a minimum initial investment of $500. Additional investments can be made for as little as $100. The minimum initial and subsequent investment for retirement plans is only $50. (Financial institutions may impose different minimum investment requirements on their customers.)
    In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased.


    WHAT SHARES COST
    Shares are sold at their net asset value next determined after an order is received, plus a sales load as follows:




                                       SALES LOAD AS   DEALER
                         SALES LOAD AS  A PERCENTAGE  CONCESSION
                         A PERCENTAGE    OF NET      AS A PERCENTAGE
       AMOUNT OF         OF OFFERING    AMOUNT         OF PUBLIC
       TRANSACTION          PRICE       INVESTED     OFFERING PRICE
    Less than $50,000       5.50%        5.82%          5.00%
    $50,000 but less than $100,000       4.50%          4.71%
       4.00%
    $100,000 but less than $250,000      3.75%          3.90%
       3.25%
    $250,000 but less than $500,000      2.50%          2.56%
       2.25%
    $500,000 but less than $1 million    2.00%          2.04%
       1.80%
    $1 million or greater   0.00%        0.00%          0.25%*
    * See sub-section entitled "Dealer Concession."
    No sales load is imposed for Shares purchased through bank trust departments, investment advisers registered under the Investment Advisers Act of 1940, as amended, or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or to shareholders designated as Liberty Life Members. However, investors who purchase Shares through a trust department, investment adviser, or retirement plan may be charged an additional service fee by the institution. Additionally, no sales load is imposed for Shares purchased through "wrap accounts" or similar programs, under which clients pay a fee or fees for services.
                                 DEALER CONCESSION
    For sales of Shares, a dealer will normally receive up to 90% of the applicable sales load. Any portion of the sales load which is not paid to a dealer will be retained by the distributor. However, the distributor may offer to pay dealers up to 100% of the sales load retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. On purchases of $1 million or more, the investor pays no sales load; however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Shares outstanding at each month end.
    The sales load for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp. Federated Securities Corp.




    may pay fees to banks out of the sales load in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of Shares.


                       REDUCING OR ELIMINATING THE SALES LOAD
    The sales load can be reduced or eliminated on the purchase of Shares through:
      o quantity discounts and accumulated purchases;
      o concurrent purchases;
      o signing a 13-month letter of intent;
      o using the reinvestment privilege; or
      o purchases with proceeds from redemptions of unaffiliated investment company shares.
                    QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES
    As shown in the table above, larger purchases reduce the sales load paid. The Fund will combine purchases of Shares made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales load. In addition, the sales load, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.




    If an additional purchase of Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Shares having a current value at the public offering price of $30,000 and he purchases $20,000 more at the current public offering price, the sales load on the additional purchase according to the schedule now in effect would be 4.50%, not 5.50%.
    To receive the sales load reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the purchase is made that Shares are already owned or that purchases are being combined. The Fund will reduce the sales load after it confirms the purchases.
                                CONCURRENT PURCHASES
    For purposes of qualifying for a sales load reduction, a shareholder has the privilege of combining concurrent purchases of two or more funds in the Liberty Family of Funds, the purchase price of which includes a sales load. For example, if a shareholder concurrently invested $30,000 in one of the other funds in the Liberty Family of Funds with a sales load, and $20,000 in this Fund, the sales load would be reduced.
    To receive this sales load reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the concurrent purchases are made. The Fund will reduce the sales load after it confirms the purchases.




                                  LETTER OF INTENT
    If a shareholder intends to purchase at least $50,000 of shares of the funds in the Liberty Family of Funds (excluding money market funds) over the next 13 months, the sales load may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales load adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 5.50% of the total amount intended to be purchased in escrow (in Shares) until such purchase is completed.
     The Shares held in escrow in the shareholder's account will be released upon fulfillment of the letter of intent or the end of the 13-month period, whichever comes first. If the amount specified in the letter of intent is not purchased, an appropriate number of escrowed Shares may be redeemed in order to realize the difference in the sales load.
    While this letter of intent will not obligate the shareholder to purchase Shares, each purchase during the period will be at the sales load applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Shares of any fund in the Liberty Family of Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. Prior trade prices will not be adjusted.




                               REINVESTMENT PRIVILEGE
    If Shares in the Fund have been redeemed, the shareholder has the privilege, within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales load. Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales load. If the shareholder redeems his Shares in the Fund, there may be tax consequences.
        PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF UNAFFILIATED INVESTMENT
                                     COMPANIES
    Investors may purchase Shares at net asset value, without a sales load, with the proceeds from the redemption of shares of an unaffiliated investment company that were purchased or sold with a sales load or commission and were not distributed by Federated Securities Corp. The purchase must be made within 60 days of the redemption, and Federated Securities Corp. must be notified by the investor in writing, or by his financial institution, at the time the purchase is made. From time to time, the Fund may offer dealers a payment of .50 of 1.00% for Shares purchased under this program. If Shares are purchased in this manner, Fund purchases will be subject to a contingent deferred sales charge for one year from the date of purchase. Shareholders will be notified prior to the implementation of any special offering as described above.




                 PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION
    An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders placed through a financial institution are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.
                             PURCHASING SHARES BY WIRE
    Once an account has been established, Shares may be purchased by wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received immediately. Payment for purchases which are subject to a sales load must be received within three business days following the order. Payment for purchases on which no sales load is imposed must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows:




    State Street Bank and Trust Company, Boston, Massachusetts; Attn: EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.
                             PURCHASING SHARES BY CHECK
    Once an account has been established, Shares may be purchased by sending a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).
    SPECIAL PURCHASE FEATURES
                           SYSTEMATIC INVESTMENT PROGRAM
    Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund at the net asset value next determined after an order is received by the Fund, plus the sales load, if applicable. Shareholders should contact their financial institution or the Fund to participate in this program.




                                  RETIREMENT PLANS
    Fund Shares can be purchased as an investment for retirement plans or IRA accounts. For further details, contact the Fund and consult a tax adviser.
                                 EXCHANGE PRIVILEGE
    Class A shareholders may exchange all or some of their Shares for Class A Shares of other funds in the Liberty Family of Funds at net asset value. Shareholders of Class A Shares may also exchange into certain other funds for which affiliates of Federated Investors serve as investment adviser or principal underwriter ("Federated Funds") which are sold with a sales load different from that of the Fund's or with no sales load, and which are advised by subsidiaries or affiliates of Federated Investors. These exchanges are made at net asset value plus the difference between the Fund's sales load already paid and any sales load of the Federated Fund into which the Shares are to be exchanged, if higher. Neither the Fund nor any of the funds in the Liberty Family of Funds imposes any additional fees on exchanges. Shareholders in certain other Federated Funds may exchange their shares in the Federated Funds for Class A Shares.
                             REQUIREMENTS FOR EXCHANGE
    Shareholders using this privilege must exchange Shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.




    This privilege is available to shareholders resident in any state in which the shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.
    Further information on the exchange privilege and prospectuses for the Liberty Family of Funds are available by contacting the Fund.
                                  TAX CONSEQUENCES
    An exercise of the exchange privilege is treated as a sale for federal income tax purposes. Depending upon the circumstances, a capital gain or loss may be realized.
                                 MAKING AN EXCHANGE
    Instructions for exchanges for the Liberty Family of Funds or certain Federated Funds may be given in writing or by telephone. Written instructions may require a signature guarantee. Shareholders of the Fund may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to Federated Services Company, 500 Victory Road--2nd Floor, North Quincy, Massachusetts 02171.
                               TELEPHONE INSTRUCTIONS
    Telephone instructions made by the investor may be carried out only if a telephone authorization form completed by the investor is on file with the Fund. If the instructions are given by a broker, a telephone authorization form completed by the broker must be on file with the Fund. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Shares may be exchanged between two funds by telephone only if the two funds have identical shareholder registrations.
    Any Shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600 and deposited to the shareholder's account before being exchanged. Telephone exchange instructions are recorded and will be binding upon the shareholder. Such instructions will be processed as of 4:00 p.m. (Eastern time) and must be received by the Fund before that time for Shares to be exchanged the same day. Shareholders exchanging into a fund will begin receiving dividends the following business day. This privilege may be modified or terminated at any time.
                               HOW  TO REDEEM SHARES




    Shares are redeemed at their net asset value, less any applicable contingent deferred sales charge, next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.
                  REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION
    Shares of the Fund may be redeemed by calling your financial institution to request the redemption. Shares will be redeemed at the net asset value, less any applicable contingent deferred sales charge next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions (such as banks) must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.
                           REDEEMING SHARES BY TELEPHONE




    Shares may be redeemed in any amount by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds will be mailed in the form of a check, to the shareholder's address of record or by wire transfer to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared.
    Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.
                              REDEEMING SHARES BY MAIL
    Shares may be redeemed in any amount by mailing a written request to:
    Federated Services Company, Fund Name, Fund Class, P.O. Box 8600, Boston, Massachusetts 02266-8600.
    The written request should state: Fund Name and the Class designation; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. It is recommended that any share certificates be sent by insured mail with the written request.
    Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a bank which is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange, or any other "eligible guarantor institution," as defined by the Securities and Exchange Act of 1934, as amended. The Fund does not accept signatures guaranteed by a notary public.
    The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.






    SPECIAL REDEMPTION FEATURES
                           SYSTEMATIC WITHDRAWAL PROGRAM
    Shareholders who desire to receive payments of a predetermined amount not less than $100 may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder.
    Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his financial institution. Due to the fact that Shares are sold with a sales load, it is not advisable for shareholders to continue to purchase Shares while participating in this program.




    CONTINGENT DEFERRED SALES CHARGE
    Class A Shares purchased under a periodic special offering with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales load and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of .50 of 1.00% for redemptions made within one full year of purchase. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption.
    The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. The contingent deferred sales charge will not be imposed with respect to: (1) Shares acquired through the reinvestment of dividends or distributions of long-term capital gains; and (2) Shares held for more than one full year from the date of purchase. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. In computing the amount of the applicable contingent deferred sales charge, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than one full year from the date of purchase; (3) Shares held for less than one full year from the date of purchase on a first-in, first-out basis. A contingent deferred sales charge is not assessed in connection with an exchange of Fund Shares for shares of other funds in the Liberty Family of Funds in the same class (see "Exchange Privilege"). Any contingent deferred sales charge imposed at the time the exchanged-for Shares are redeemed is calculated as if the shareholder had held the shares from the date on which he became a shareholder of the exchanged-from Shares. Moreover, the contingent deferred sales charge will be eliminated with respect to certain redemptions (see "Elimination of Contingent Deferred Sales Charge").
    ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE
    The contingent deferred sales charge will be eliminated with respect to the following redemptions: (1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; (2) redemptions representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2; and (3) involuntary redemptions by the Fund of Shares in shareholder accounts that do not comply with the minimum balance requirements. No contingent deferred sales charge will be imposed on redemptions of Shares held by Directors, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor; employees of any financial institution that sells Shares of the Fund pursuant to a sales agreement with the distributor; and spouses and children under the age of 21 of the aforementioned persons. Finally, no contingent deferred sales charge will be imposed on the redemption of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940, as amended, or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial institution, to the extent that no payments were advanced for purchases made through such entities. The Directors reserve the right to discontinue elimination of the contingent deferred sales charge. Shareholders will be notified of such elimination. Any Shares purchased prior to the termination of such waiver would have the contingent deferred sales charge eliminated as provided in the Fund's prospectus at the time of the purchase of the Shares. If a shareholder making a redemption qualifies for an elimination of the contingent deferred sales charge, the shareholder must notify Federated Securities Corp. or the transfer agent in writing that he is entitled to such elimination.
                           ACCOUNT AND SHARE INFORMATION
                           CERTIFICATES AND CONFIRMATIONS
    As transfer agent for the Fund, Federated Services Company maintains a Share account for each shareholder. Share certificates are not issued unless requested in writing to Federated Services Company.




    Detailed confirmations of each purchase and redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during that month.
                                     DIVIDENDS
    Dividends are declared and paid annually to all shareholders invested in the Fund on the record date. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date net asset value without a sales load, unless shareholders request cash payments on the new account form or by contacting the transfer agent. All shareholders on the record date are entitled to the dividend. If Shares are redeemed or exchanged prior to the record date or purchased after the record date, those Shares are not entitled to that year's dividend.
                                   CAPITAL GAINS
    Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months.
                             ACCOUNTS WITH LOW BALANCES
    Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account, except retirement plans, and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $500. This requirement does not apply, however, if the balance falls below the required minimum value because of changes in the net asset value of Shares. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.
                              CORPORATION INFORMATION
    MANAGEMENT OF THE CORPORATION
                                 BOARD OF DIRECTORS
    The Corporation is managed by a Board of Directors. The Directors are responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.
                                 INVESTMENT ADVISER
    Investment decisions for the Fund are made by the Fund's investment adviser, Federated Global Research Corp. (the "Adviser"), subject to direction by the Directors. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund. The Adviser's address is 175 Water Street, New York, New York 10038-4965.
                                   ADVISORY FEES
    The Adviser receives an annual investment advisory fee equal to 1.00% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar objectives and policies. Under the investment advisory contract, which provides for the voluntary waiver of the advisory fee by the Adviser, the Adviser may voluntarily waive some or all of its fee. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities. The Adviser can terminate this voluntary waiver at any time in its sole discretion. The Adviser has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.
                                ADVISER'S BACKGROUND
    Federated Global Research Corp., incorporated in Delaware on May 12, 1995, is a registered investment adviser under the Investment Advisers Act of 1940, as amended. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the Trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.
    Federated Global Research Corp. and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.
    Drew J. Collins has been the Fund's portfolio manager since its inception. Mr. Collins joined Federated Investors in 1995 as a Senior Vice President of the Fund's investment adviser. Mr. Collins served as Vice President/Portfolio Manager of international equity portfolios at Arnold and S. Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the University of Pennsylvania.
    Henry A. Frantzen has been the Fund's portfolio manager since its inception. Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Fund's investment adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995. He was the Executive Vice President and




    Director of Equities at Oppenheimer Management Corporation from 1989 to 1991. Mr. Frantzen received his B.S. in finance and marketing from the University of North Dakota.
    Frank Semack has been the Fund's portfolio manager since its inception. Mr. Semack joined Federated Investors in 1995 as a Vice President of the Fund's investment adviser. Mr. Semack served as an Investment Analyst at Omega Advisers, Inc. from 1993 to 1994. He served as an Associate Director/Portfolio Manager of Wardley Investment Services, Ltd. from 1980 to 1993. Mr. Semack received his M.Sc. in economics from the London School of Economics.
    Both the Corporation and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Directors, and could result in severe penalties.




    DISTRIBUTION OF CLASS A SHARES
    Federated Securities Corp. is the principal distributor for Shares of the Fund. Federated Securities Corp. is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.
                     DISTRIBUTION PLAN AND SHAREHOLDER SERVICES
    Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the distributor may be paid a fee in an amount computed at an annual rate of up to .25 of l% of the average daily net assets of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The Fund does not currently make payments to the distributor or charge a fee under the Distribution Plan for Shares, and shareholders will be notified if the Fund intends to charge a fee under the Distribution Plan. For Shares, the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.
    The Distribution Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the




    Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by Shares under the Plan.
    In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25 of 1% of the average daily net asset value of Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts ("Shareholder Services"). Under the Shareholder Services Agreement, Federated Shareholder Services will either perform Shareholder Services directly or will select financial institutions to perform Shareholder Services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.
    In addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of sales services, distribution-related support services, or shareholder services.
    The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Directors will consider appropriate changes in the services.
    State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state laws.
                      OTHER PAYMENTS TO FINANCIAL INSTITUTIONS
    Federated Securities Corp. will pay financial institutions, at the time of purchase, an amount equal to .50 of 1% of the net asset value of Shares purchased by their clients or customers under certain qualified retirement plans as approved by Federated Securities Corp. (Such payments are subject to a reclaim from the financial institution should the assets leave the program within 12 months after purchase.)




    Furthermore, the distributor may offer to pay a fee from its own assets to financial institutions as financial assistance for providing substantial marketing and sales support. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates.
    ADMINISTRATION OF THE FUND
                              ADMINISTRATIVE SERVICES
    Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate which relates to the average aggregate daily net assets of all Federated Funds as specified below:
               MAXIMUM                  AVERAGE AGGREGATE DAILY NET
            ADMINISTRATIVE FEE          ASSETS OF THE FEDERATED FUNDS
               .15 of 1%                on the first $250 million
               .125 of 1%               on the next $250 million
               .10% of 1%               on the next $250 million
               .075 of 1%               on assets in excess of $750 million
    The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.
                                     CUSTODIAN
    State Street Bank and Trust Company, P.O. Box 8600, Boston, Massachusetts 02266-8600, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.
                    TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
    Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600, is transfer agent for the Shares of the Fund, and dividend disbursing agent for the Fund.
                                INDEPENDENT AUDITORS
    The independent auditors for the Fund are Ernst & Young LLP, One Oxford Centre, Pittsburgh, Pennsylvania 15219.
    EXPENSES OF THE FUND AND CLASS A SHARES
    Holders of Shares pay their allocable portion of Corporation and portfolio expenses.




    The Corporation expenses for which holders of Class A Shares pay their allocable portion include, but are not limited to: the cost of organizing the Corporation and continuing its existence; registering the Corporation with federal and state securities authorities; Directors' fees; auditors' fees; the cost of meetings of Directors; legal fees of the Corporation; association membership dues; and such non-recurring and extraordinary items as may arise from time to time.
    The portfolio expenses for which holders of Class A Shares pay their allocable portion include, but are not limited to: registering the portfolio and Class A Shares of the portfolio; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise from time to time.
    At present, the only expenses which are allocated specifically to Class A Shares as a class are expenses under the Corporation's Distribution Plan and fees for Shareholder Services. However, the Directors reserve the right to allocate certain other expenses to holders of Class A Shares as they deem appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: distribution fees; transfer agent fees as identified by the transfer agent as attributable to holders of Class A Shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders;




    registration fees paid to the Securities and Exchange Commission and to state securities commissions; expenses related to administrative personnel and services as required to support holders of Class A Shares; legal fees relating solely to Class A Shares; and Directors' fees incurred as a result of issues related solely to Class A Shares.
    BROKERAGE TRANSACTIONS
    When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Directors.
                              SHAREHOLDER INFORMATION
    VOTING RIGHTS
    Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of each Fund or class in the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.
    As a Maryland business corporation, the Corporation is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Corporation's or the Fund's operation and for the election of Directors under certain circumstances.
    Directors may be removed by the Directors or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the written request of shareholders owning at least 10% of the Corporation's outstanding shares of all series entitled to vote.
                                  TAX INFORMATION
    FEDERAL INCOME TAX
    The Fund will pay no federal income tax because it expects to meet requirements of the Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. However, the Fund may invest in the stock of certain foreign corporations which would constitute a Passive Foreign Investment Company ("PFIC"). Federal income taxes may be imposed on the Fund upon disposition of PFIC investments.
    The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Corporation's other portfolios will not be combined for tax purposes with those realized by the Fund.
    Investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduced tax rates or exemptions on this income. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is unknown. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.
    Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed.
    Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.
    If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Furthermore, shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.
    PENNSYLVANIA PERSONAL PROPERTY TAXES
    Fund shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.
    Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.
                              PERFORMANCE INFORMATION
    From time to time, the Fund advertises its total return and yield for Class A Shares.
    Total return represents the change, over a specific period of time, in the value of an investment in Class A Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.
    The yield of Class A Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Class A Shares over a thirty-day period by the maximum offering price per share of each class on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Class A Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
    The performance information reflects the effect of non-recurring charges, such as the maximum sales load or contingent deferred sales charges, which, if excluded, would increase the total return and yield.
    Total return and yield will be calculated separately for Class A Shares, Class B Shares, and Class C Shares.
    From time to time, advertisements for Class A Shares of the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Class A Shares to certain indices.
                              OTHER CLASSES OF SHARES




    As of the date of this prospectus, the Fund also offers two other classes of shares called Class B Shares and Class C Shares. This prospectus relates only to Class A Shares.
    Class B Shares are sold primarily to customers of financial institutions, subject to a maximum contingent deferred sales charge of 5.50%. The Fund has also adopted a Distribution Plan whereby the distributor is paid a fee of up to .75 of 1% and a Shareholder Services fee of up to .25 of 1% of the Class B Shares' average daily net assets with respect to Class B Shares. Investments in Class B Shares are subject to a minimum initial investment of $1,500, unless the investment is in a retirement account, in which case the minimum investment is $50.
    Class C Shares are sold primarily to customers of financial institutions at net asset value with no initial sales load. Class C Shares are distributed pursuant to a Distribution Plan adopted by the Fund whereby the distributor is paid a fee of up to .75 of 1%, in addition to a Shareholder Services fee of .25 of 1% of the Class C Shares' average daily net assets. In addition, Class C Shares may be subject to certain contingent deferred sales charges. Investments in Class C Shares are subject to a minimum initial investment of $1,500, unless the investment is in a retirement account, in which case the minimum investment is $50.
    Class A Shares, Class B Shares, and Class C Shares are subject to certain of the same expenses. Expense differences, however, among Class A Shares,




    Class B Shares, and Class C Shares may affect the performance of each class.
    To obtain more information and a prospectus for either Class B Shares or Class C Shares, investors may call 1-800-235-4669 or contact their financial institution.









                               FEDERATED EUROPEAN GROWTH FUND
                               (A portfolio of World Investment Series, Inc.) Class A Shares

                                      Prospectus


                                      An Open-End, Diversified Management
                                      Investment Company

                                      February 13, 1996



         FEDERATED SECURITIES CORP.


          Distributor
          G01469-01a(11/95)
          A subsidiary of FEDERATED INVESTORS
          Federated Investors Tower
          Pittsburgh, PA  15222-3779


                          FEDERATED EUROPEAN GROWTH FUND
                 (A PORTFOLIO OF WORLD INVESTMENT SERIES, INC.)
                                 CLASS A SHARES
                                 CLASS B SHARES
                                 CLASS C SHARES
                  COMBINED STATEMENT OF ADDITIONAL INFORMATION
   This Combined Statement of Additional Information should be read with the combined prospectus for
   Class A Shares, Class B Shares, and Class C Shares, or the stand-alone prospectus for Class A Shares of Federated European Growth Fund (the "Fund") dated February 13, 1996. This Statement is not a prospectus itself. To receive a copy of either prospectus, write or call the Fund.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779

   Statement dated February 13, 1996



           A subsidiary of FEDERATED INVESTORS CORP.
    Distributor




   GENERAL INFORMATION ABOUT THE               Additional Risk Considerations
     FUND                     3                                         33
                                               Special Considerations Affecting
   INVESTMENT OBJECTIVE AND POLICIES
                                                Europe                  34
                              3
                                               Portfolio Turnover       35
     Convertible Securities   3                Investment Limitations   35
     Warrants                 4               WORLD INVESTMENT SERIES, INC.
     Sovereign Debt Obligations5               MANAGEMENT               43
     When-Issued and Delayed Delivery
                                               Fund Ownership           54
      Transactions            6
                                               Directors Compensation   54
     Lending of Portfolio Securities
                                              INVESTMENT ADVISORY SERVICES
                              6
                                                                        56
     Repurchase Agreements    7
     Reverse Repurchase Agreements             Adviser to the Fund      56
                              8                Advisory Fees            57
     Restricted and Illiquid                   Other Related Services   58
      Securities              8               ADMINISTRATIVE SERVICES   58
     Futures and Options Transactions
                                              TRANSFER AGENT AND DIVIDEND
                             10
                                               DISBURSING AGENT         59
     Risks                   19
     Foreign Currency Transactions            BROKERAGE TRANSACTIONS    59
                             27




   PURCHASING SHARES         61               TOTAL RETURN              68

     Distribution Plan and                    YIELD                     69
      Shareholder Services Agreement
                                              PERFORMANCE COMPARISONS   70
                             61
     Conversion to Federal Funds              ABOUT FEDERATED INVESTORS 73
                             62
                                               Mutual Fund Market       74
     Purchases by Sales
                                               Institutional            74
      Representatives, Directors, and
                                               Trust Organizations      75
      Employees of the Fund  63
                                               Broker/Dealers and Bank
   DETERMINING NET ASSET VALUE63
                                                Broker/Dealer Subsidiaries
     Determining Market Value of                                        75
      Securities             63               APPENDIX                  75
     Trading in Foreign Securities
                             64
   REDEEMING SHARES          65

     Redemption in Kind      66
   TAX STATUS                67

     The Fund's Tax Status   67
     Foreign Taxes           68
     Shareholders' Tax Status68




    GENERAL INFORMATION ABOUT THE FUND

    The Fund is a portfolio of World Investment Series, Inc. (the "Corporation"), which was established under the laws of the State of Maryland on January 25, 1994.
    Shares of the Fund are offered in three classes known as Class A Shares, Class B Shares, and Class C Shares (individually and collectively referred to as "Shares" as the context may require). This Combined Statement of Additional Information relates to all three classes of the above-mentioned Shares.
    INVESTMENT OBJECTIVE AND POLICIES

    The investment objective of the Fund is to provide long-term growth of capital. Any income realized from the portfolio is incidental. The Fund pursues its investment objective by investing primarily in equity securities of European companies. The investment objective cannot be changed without approval of shareholders.
    CONVERTIBLE SECURITIES
    The convertible bonds and convertible preferred stocks in which the Fund may invest generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The prices of fixed income securities fluctuate inversely to the direction of interest rates. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock.
    Convertible securities are senior to equity securities, and therefore have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than nonconvertible securities of similar quality. The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stocks when, in the investment adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving it investment objective. Otherwise, the Fund will hold or trade the convertible securities.
    WARRANTS
    The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time.




    Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock. SOVEREIGN DEBT OBLIGATIONS
    The Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of countries with emerging markets or developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments, such as loans or loan participations. Sovereign debt of emerging market or developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors. The Fund may also invest in debt obligations of supranational entities, which include international organizations designed or supported by governmental entities to promote economic reconstruction or development, and international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (World Bank), European Investment Bank and Inter-American Development Bank.
    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
    These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
    LENDING OF PORTFOLIO SECURITIES
    The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
    REPURCHASE AGREEMENTS
    The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Corporation's Board of Directors (the "Directors").
    REVERSE REPURCHASE AGREEMENTS
    The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future, the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
    When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled. RESTRICTED AND ILLIQUID SECURITIES
    The ability of the Directors to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange




    Commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933, as amended (the "Rule"). The Rule is a non-exclusive safe-harbor for certain secondary market transactions involving registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Fund believes that the staff of the SEC has left the question of determining the liquidity of all restricted securities to the Directors. The Directors may consider the following criteria in determining the liquidity of certain restricted securities:
      o the frequency of trades and quotes for the security;
      o the number of dealers willing to purchase or sell the security and the number of other potential buyers;
      o dealer undertakings to make a market in the security; and
      o the nature of the security and the nature of the marketplace trades. Notwithstanding the foregoing, securities of foreign issuers which are not listed on a recognized domestic or foreign exchange or for which a bona fide market does not exist at the time of purchase or subsequent transaction shall be treated as illiquid securities by the Directors.




    FUTURES AND OPTIONS TRANSACTIONS
    The Fund may attempt to hedge all or a portion of its portfolio or gain relatively rapid, liquid, and cost-effective exposure to certain markets by buying and selling futures contracts and options on futures contracts.
     FUTURES CONTRACTS
     The Fund may engage in futures contracts. A futures contract is a firm commitment by two parties, the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. However, a securities index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index was originally written. No physical delivery of the underlying securities in the index is made.
     The purpose of the acquisition or sale of a futures contract by the Fund is to protect the Fund from fluctuations in the value of its securities caused by unanticipated changes in interest rates or market conditions without necessarily buying or selling the securities. For example, in the fixed income securities market, price generally moves inversely to interest rates. A rise in rates generally means a drop in price. Conversely, a drop in rates generally means a rise in price. In order to hedge its rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the anticipated holding period. The Fund would "go long" (i.e., agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates. The Fund may also invest in securities index futures contracts when the investment adviser believes such investment is more efficient, liquid, or cost-effective than investing directly in the securities underlying the index.
     STOCK INDEX OPTIONS
     The Fund may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index.
     The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indices will be subject to the ability of the investment adviser to predict correctly movements in the direction of the stock market generally or of a particular industry.
     PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS
     The Fund may purchase listed or over-the-counter put options on financial futures contracts. The Fund would use these options only to protect portfolio securities against decreases in value resulting from market factors such as anticipated increase in interest rates, or when the investment adviser believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms.
     Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the realized decrease in value of the hedged securities. Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.
     The Fund may write listed or over-the counter put options on financial futures contracts to hedge its portfolio or when the investment adviser believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When the Fund writes a put option on a futures contract, it receives a cash premium which can be used in whatever way is deemed most advantageous to the Fund. In exchange for such premium, the Fund grants to the purchaser of the put the right to receive from the Fund, at the strike price, a short position in such futures contract, even though the strike price upon exercise of the option is greater than the value of the futures position received by such holder. If the value of the underlying futures position is not such that exercise of the option would be profitable to the option holder, the option will generally expire without being exercised. The Fund has no obligation to return premiums paid to it whether or not the option is exercised. It will generally be the policy of the Fund, in order to avoid the exercise of an option sold by it, to cancel its obligation under the option by entering into a closing purchase transaction, if available, unless it is determined to be in the Fund's interest to deliver the underlying futures position. A closing purchase transaction consists of the purchase by the Fund of an option having the same term as the option sold by the Fund, and has the effect of canceling the Fund's position as a seller. The premium which the Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying futures position at the time of each transaction.
     CALL OPTIONS ON FINANCIAL AND STOCK INDEX FUTURES CONTRACTS
     In addition to purchasing put options on futures, the Fund may write listed call options or over-the-counter call options on financial and stock index futures contracts (including cash-settled stock index options), to hedge its portfolio against an increase in market interest rates, a decrease in stock prices, or when the investment adviser believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As stock prices fall or market interest rates rise and cause the price of futures to decrease, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.
     In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund's portfolio securities. Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund may then substantially offset the realized decrease in value of the hedged securities.
     When the Fund purchases a call on a financial futures contract, it receives in exchange for the payment of a cash premium the right, but not the obligation, to enter into the underlying futures contract at a strike price determined at the time the call was purchased, regardless of the comparative market of such futures position at the time the option is exercised. The holder of a call option has the right to receive a long (or buyer's) position in the underlying futures contract.
     The Fund generally will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus the unrealized loss or minus the unrealized gain on those open positions, adjusted for the correlation between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.
      "MARGIN" IN FUTURES TRANSACTIONS
     Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that initial margin in futures transactions does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.
     A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions.
     The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.
     PURCHASING PUT AND CALL OPTIONS ON PORTFOLIO SECURITIES
     The Fund may purchase put and call options on portfolio securities to protect against price movements in particular securities in its portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. A call option gives the Fund, in return for a premium, the right to buy the underlying securities from the seller.
     WRITING COVERED PUT AND CALL OPTIONS ON PORTFOLIO SECURITIES
     The Fund may write covered put and call options to generate income and thereby protect against price movements in particular securities in the Fund's portfolio. As the writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. As the writer of a put option, the Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option.
     The Fund may only write call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration). In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities. OVER-THE-COUNTER OPTIONS
     The Fund may purchase and write over-the-counter options ("OTC options") on portfolio securities or in securities indexes in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund or when the securities indexes are not traded on an exchange.




     OTC options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while OTC options may not.
    RISKS
     OPTIONS
      Certain hedging vehicles have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the adviser's view as to certain market movements is incorrect, the risk that the use of such hedging strategies could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may both be liquid in all circumstances and certain over-the-counter options may have not markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchase of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of hedging strategies would reduce net asset value, and possibly income, and such losses can be greater than if the hedging strategies had not been utilized.
     COMBINED TRANSACTIONS
     The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transaction (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single hedging strategy, as part of a single or combined strategy when, in the opinion of the investment adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the investment adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.
     SWAPS, CAPS, FLOORS AND COLLARS
     Among the hedging strategies into which the Fund may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors, and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rating payments of fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.
     The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors, and collars are entered into for good faith hedging purposes, the investment adviser and the Fund believe such obligations do not constitute senior securities under the Investment




     Company Act of 1940, as amended, and, accordingly, will not treat them as being subject to its borrowing restrictions. There is no minimal aceptable rating for a swap, cap, floor, or collar to be purchased or held in the Fund's portfolio. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.
     RISKS OF HEDGING STRATEGIES OUTSIDE THE U.S.
     When conducted outside the U.S., hedging strategies may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S.,




     (iv) the imposition of different exercise and settlement terms and procedures and the margin requirements than in the U.S., and (v) lower trading volume and liquidity.
     USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS
     Many hedging strategies, in addition to other requirements, require that the Fund segregate liquid high grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high grade securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid high grade assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate liquid high grade assets equal to the exercise price.
     Except when the Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate liquid high grade assets equal to the amount of the Fund's obligations.
     OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OTC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OTC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OTC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, and the Fund will segregate an equal amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.
     In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.
     Strategic transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and hedging strategies. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other hedging strategies may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.
     The Fund's activities involving hedging strategies may be limited by the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") for qualification as a regulated investment company. (See "Tax Status")
    FOREIGN CURRENCY TRANSACTIONS
     CURRENCY RISKS
     The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. dollars, the Fund may not convert its holdings of foreign currencies to U.S. dollars daily. The Fund may incur conversion costs when it converts its holdings to another currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Fund buys and sells currencies.
     The Fund will engage in foreign currency exchange transactions in connection with its portfolio investments. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.
     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
     The Fund may enter into forward foreign currency exchange contracts in order to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. The investment adviser believes that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in the Fund's best interest to do so. The Fund will not speculate in foreign currency exchange.
     The Fund will not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts when it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge" denominated in a currency or currencies that the investment adviser believes will tend to be closely correlated with that currency with regard to price movements. Generally, the Fund will not enter into a forward foreign currency exchange contract with a term longer than one year.
     FOREIGN CURRENCY OPTIONS
     A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency.
     When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration.
     A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if the Fund was holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, the Fund would not have to exercise its put option. Likewise, if the Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the Fund would not have to exercise its call. Instead, the Fund could acquire in the spot market the amount of foreign currency needed for settlement.
     SPECIAL RISKS ASSOCIATED WITH FOREIGN CURRENCY OPTIONS
     Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain risks associated with foreign currency options. The markets in foreign currency options are relatively new, and the Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Fund will not purchase or write such options unless and until, in the opinion of the investment adviser, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.
     In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally. The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.
     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-




     the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.
     FOREIGN CURRENCY FUTURES TRANSACTIONS
     By using foreign currency futures contracts and options on such contracts, the Fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. The Fund may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.
     SPECIAL RISKS ASSOCIATED WITH FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS
     Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on currencies, as described above.
     Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Fund will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the investment adviser, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.
    ADDITIONAL RISK CONSIDERATIONS
    The Directors consider at least annually the likelihood of the imposition by any foreign government of exchange control restrictions which would affect the liquidity of the Fund's assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Directors also consider the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories. However, in the absence of willful misfeasance, bad faith or gross negligence on the part of the investment adviser, any losses resulting from the holding of the Fund's portfolio securities in foreign countries and/or with securities depositories will be at the risk of shareholders. No assurance can be given that the Directors' appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments might not occur.
    SPECIAL CONSIDERATIONS AFFECTING EUROPE
    The countries that are members of the European Union (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, Austria, Sweden, Finland, and the United Kingdom) eliminated certain import tariffs and quotas, and other trade barriers with respect to one another over the past several years. The adviser believes that this deregulation should improve the prospects for economic growth in many European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled on one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear at this time what the exact form or effect of these European Union reforms will be on business in Western Europe or the emerging European markets, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by the Fund.




    PORTFOLIO TURNOVER
    Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The investment adviser does not anticipate that portfolio turnover will result in adverse tax consequences. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of portfolio turnover exceeding 100%; however, the relative performance of the Fund's investments may make a realignment of the Fund's portfolio desirable from time to time. The frequency of such portfolio realignments will be determined by market conditions. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly.
    INVESTMENT LIMITATIONS
    The following investment limitations are fundamental (except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities" under the Investment Company Act of 1940, as amended, or assets exempted by the SEC) in an open-end investment company with substantially the same investment objectives):




     SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.
     ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed, and except to the extent that the Fund may enter into futures contracts. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.
     PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In these cases, the Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis; and
     (b) collateral arrangements with respect to: (i) the purchase and sale of securities options (and options on securities indexes) and (ii) initial or variation margin for futures contracts.
     CONCENTRATION OF INVESTMENTS
     The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities.
     INVESTING IN COMMODITIES
     The Fund will not invest in commodities, except that the Fund reserves the right to engage in transactions involving futures contracts, options, and forward contracts with respect to securities, securities indexes or currencies.
     INVESTING IN REAL ESTATE
     The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate. LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except portfolio securities.
     This shall not prevent the Fund from purchasing or holding U.S. government obligations, corporate bonds, money market instruments, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations or the Corporation's Articles of Incorporation.
     UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
     DIVERSIFICATION OF INVESTMENTS
     With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.
    The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval (except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities" under the Investment Company Act of 1940, as amended, or assets exempted by the SEC) in an open-end investment company with substantially the same investment objectives). Shareholders will be notified before any material changes in these limitations become effective.
     INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of its total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general. The Fund will purchase securities of investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees, and, therefore, any investment by the Fund in shares of another investment company would be subject to such duplicate expenses.
     INVESTING IN ILLIQUID SECURITIES
    The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable time deposits with maturities over seven days, over-the-counter options, swap agreements not determined to be liquid, and certain restricted securities not determined by the Directors to be liquid.
     INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in securities of issuers with records of less than three years of continuous operations, including the operation of any predecessor.
     INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND DIRECTORS OF THE CORPORATION
     The Fund will not purchase or retain the securities of any issuer if the officers and Directors of the Corporation or the Fund's investment adviser, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
     INVESTING IN MINERALS




     The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, although it may invest in the securities of issuers which invest in or sponsor such programs. PURCHASING SECURITIES TO EXERCISE CONTROL
     The Fund will not purchase securities of a company for the purpose of exercising control or management.
     INVESTING IN PUT OPTIONS
     The Fund will not purchase put options on securities or futures contracts, unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. WRITING COVERED CALL OPTIONS
     The Fund will not write call options on securities unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.
     INVESTING IN WARRANTS
     The Fund will not invest more than 5% of the value of its net assets in warrants, including those acquired in units or attached to other securities. No more than 2% of the Fund's net assets, to be included within the overall 5% limit on investments in warrants, may be warrants which are not listed on the New York or American Stock Exchanges. For purposes of this investment restriction, warrants will be valued at the lower of cost or market, except that warrants acquired by the Fund in units with or attached to securities may be deemed to be without value.
    Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
    The Fund has no present intent to borrow money, pledge securities, or invest in reverse repurchase agreements in excess of 5% of the value of its total assets in the coming fiscal year. In addition, the Fund expects to lend not more than 5% of its total assets in the coming fiscal year.
    To comply with registration requirements in certain states, the Fund
    (1) will limit the aggregate value of the assets underlying covered call options or put options written by the Fund to not more than 25% of its net assets, (2) will limit the premiums paid for options purchased by the Fund to 5% of its net assets, and (3) will limit the margin deposits on futures contracts entered into by the Fund to 5% of its net assets. (If state requirements change, these restrictions may be revised without shareholder notification.)
    For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."
    WORLD INVESTMENT SERIES, INC. MANAGEMENT

    Officers and Directors are listed with their addresses, birthdates, present positions with World Investment Series, Inc., and principal occupations.


    John F. Donahue@*
    Federated Investors Tower
    Pittsburgh, PA
    Birthdate:  July 28, 1924
    Chairman and Director
    Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company .


    Thomas G. Bigley
    28th Floor, One Oxford Centre
    Pittsburgh, PA




    Birthdate:  February 3, 1934
    Director
    Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.


    John T. Conroy, Jr.
    Wood/IPC Commercial Department
    John R. Wood and Associates, Inc., Realtors
    3255 Tamiami Trail North
    Naples, FL
    Birthdate:  June 23, 1937
    Director
    President, Investment Properties Corporation; Senior Vice-President, John
    R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


    William J. Copeland
    One PNC Plaza - 23rd Floor




    Pittsburgh, PA
    Birthdate:  July 4, 1918
    Director
    Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.


    James E. Dowd
    571 Hayward Mill Road
    Concord, MA
    Birthdate:  May 18, 1922
    Director
    Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


    Lawrence D. Ellis, M.D.*
    3471 Fifth Avenue, Suite 1111
    Pittsburgh, PA
    Birthdate:  October 11, 1932
    Director




    Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


    Richard B. Fisher *
    Federated Investors Tower
    Pittsburgh, PA
    Birthdate:  May 17, 1923
    President and Director
    Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


    Edward L. Flaherty, Jr.@
    Henny, Kochuba, Meyer and Flaherty
    Two Gateway Center - Suite 674
    Pittsburgh, PA
    Birthdate:  June 18, 1924




    Director
    Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


    Peter E. Madden
    Seacliff
    562 Bellevue Avenue
    Newport, RI
    Birthdate:  March 16, 1942
    Director
    Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.


    Gregor F. Meyer
    Henny, Kochuba, Meyer and Flaherty
    Two Gateway Center - Suite 674
    Pittsburgh, PA
    Birthdate:  October 6, 1926




    Director
    Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


    John E. Murray, Jr., J.D., S.J.D.
    President, Duquesne University
    Pittsburgh, PA
    Birthdate:  December 20, 1932
    Director
    President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.


    Wesley W. Posvar
    1202 Cathedral of Learning
    University of Pittsburgh
    Pittsburgh, PA
    Birthdate:  September 14, 1925
    Director




    Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


    Marjorie P. Smuts
    4905 Bayard Street
    Pittsburgh, PA
    Birthdate:  June 21, 1935
    Director
    Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.


    J. Christopher Donahue
    Federated Investors Tower
    Pittsburgh, PA
    Birthdate:  April 11, 1949
    Executive Vice President




    President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Director of the Company.


    Edward C. Gonzales
    Federated Investors Tower
    Pittsburgh, PA
    Birthdate:  October 22, 1930
    Executive Vice President
    Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.





    John W. McGonigle
    Federated Investors Tower
    Pittsburgh, PA
    Birthdate:  October 26, 1938
    Executive Vice President and Secretary
    Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


    David M. Taylor
    Federated Investors Tower
    Pittsburgh, PA
    Birthdate:  January 13, 1947
    Treasurer
    Senior Vice President, Controller, and Trustee, Federated Investors; Controller, Federated Advisers, Federated Management, Federated Research,




    Federated Research Corp., and Passport Research, Ltd.; Senior Vice President, Federated Shareholder Services; Vice President, Federated Administrative Services; Treasurer of some of the Funds.


    *

    This Director is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
    @

    Member of the Executive Committee. The Executive Committee of the Board of Directors handles the responsibilities of the Board of Directors between meetings of the Board.
    As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust;




    Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trademark Funds; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government




    Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; and World Investment Series, Inc.
    FUND OWNERSHIP
    Officers and Directors own less than 1% of the Fund's outstanding Shares. DIRECTORS COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
CORPORATION     CORPORATION *#      FROM FUND COMPLEX +


John F. Donahue      $ 0   $0 for the Corporation and
Chairman and Director      68 other investment companies in the Fund Complex

Thomas G. Bigley     $ 0   $20,688 for the Corporation and
Director                   49 other investment companies in the Fund Complex

John T. Conroy, Jr.  $ 0   $117,202 for the Corporation and
Director                   64 other investment companies in the Fund Complex

William J. Copeland  $ 0   $117,202 for the Corporation and




Director                   64 other investment companies in the Fund Complex

James E. Dowd        $ 0   $117,202 for the Corporation and
Director                   64 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D.    $ 0
                     $106,460 for the Corporation and
Director                   64 other investment companies in the Fund Complex

Richard B. Fisher    $ 0   $0 for the Corporation and
President and Director
                     8 other investment companies in the Fund Complex

Edward L. Flaherty, Jr.    $ 0
                     $117,202 for the Corporation and
Director                   64 other investment companies in the Fund Complex

Peter E. Madden      $ 0   $90,563 for the Corporation and
Director                   64 other investment companies in the Fund Complex

Gregor F. Meyer      $ 0   $106,460 for the Corporation and
Director                   64 other investment companies in the Fund Complex





John E. Murray, Jr.  $ 0   $0 for the Corporation and
Director                   69 other investment companies in the Fund Complex

Wesley W. Posvar     $ 0   $106,460 for the Corporation and
Director                   64 other investment companies in the Fund Complex

Marjorie P. Smuts    $ 0   $106,460 for the Corporation and
Director                   64 other investment companies in the Fund Complex


    *Information is furnished for the period from January 26, 1994 (organization date of the Corporation) to November 30, 1994.
    #The aggregate compensation is provided for the Corporation which was comprised of 1 portfolio, as of November 30, 1994.
    +The information is provided for the last calendar year end.
    INVESTMENT ADVISORY SERVICES

    ADVISER TO THE FUND
    The Fund's investment adviser is Federated Global Research Corp. (the "Adviser"). It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue. The Adviser shall not be liable to the Corporation, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.
    ADVISORY FEES
    For its advisory services, the Adviser receives an annual investment advisory fee as described in each prospectus.
     STATE EXPENSE LIMITATIONS
     The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the Adviser will reimburse the Fund for its expenses over the limitation.




     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
    OTHER RELATED SERVICES
    Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of shares of funds offered by Federated Securities Corp.
    ADMINISTRATIVE SERVICES

    Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in each prospectus. Dr. Henry J. Gailliot, an officer of Federated Global Research Corp., the Adviser to the Fund, holds approximately 20% of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Administrative Services.




    TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

    Federated Services Company serves as transfer agent and dividend disbursing agent for the Fund. The fee paid to the transfer agent is based upon the size, type, and number of accounts and transactions made by shareholders. Federated Services Company also maintains the Fund's accounting records. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
    BROKERAGE TRANSACTIONS

    The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include:
      o advice as to the advisability of investing in securities;
      o security analysis and reports;
      o economic studies;
      o industry studies;
      o receipt of quotations for portfolio evaluations; and
      o similar services.
    The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relation to the value of the brokerage and research services provided.
    Research services provided by brokers may be used by the Adviser or by affiliates of Federated Investors in advising other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.
    Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
    The Adviser may engage in other non-U.S. transactions that may have adverse effects on the market for securities in the Fund's portfolio. The Adviser is not obligated to obtain any material non-public ("inside") information about any securities issuer, or to base purchase or sale recommendations on such information.
    PURCHASING SHARES

    Except under certain circumstances described in each prospectus, Shares are sold at their net asset value (plus a sales load on Class A Shares only) on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in each prospectus under "How To Purchase Shares."
    DISTRIBUTION PLAN AND SHAREHOLDER SERVICES AGREEMENT
    These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services as appropriate, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.




    By adopting the Distribution Plan, the Directors expect that the Class A Shares, Class B Shares, and Class C Shares of the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.
    Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
    CONVERSION TO FEDERAL FUNDS
    It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. Federated Services Company acts as the shareholder's agent in depositing checks and converting them to federal funds.




    PURCHASES BY SALES REPRESENTATIVES, DIRECTORS, AND EMPLOYEES OF THE FUND Directors, employees, and sales representatives of the Fund, Federated Global Research Corp., and Federated Securities Corp. or their affiliates, or any investment dealer who has a sales agreement with Federated Securities Corp. and their spouses and children under 21, may buy Class A Shares at net asset value without a sales load. Shares may also be sold without a sales load to trusts or pension or profit-sharing plans for these people.
    These sales are made with the purchaser's written assurance that the purchase is for investment purposes and that the securities will not be resold except through redemption by the Fund.
    DETERMINING NET ASSET VALUE

    Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in each prospectus. DETERMINING MARKET VALUE OF SECURITIES
    Market values of the Fund's portfolio securities, other than options, are determined as follows:
      o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
      o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;




      o for bonds and other fixed income securities, as determined by an independent pricing service;
      o for short-term obligations, according to the prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and
      o for all other securities, at fair value as determined in good faith by the Directors.
    Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: insititutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The Fund will value futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges unless the Directors determine in good faith that another method of valuing such investments is necessary.
    TRADING IN FOREIGN SECURITIES
    Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange. In computing the net asset value, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation may be done by others.
    REDEEMING SHARES

    The Fund redeems Shares at the next computed net asset value, less any applicable contingent deferred sales charge, after the Fund receives the redemption request. Redemption procedures are explained in each prospectus under "How To Redeem Shares." Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.
    Class B Shares redeemed within six years of purchase and Class C Shares and applicable Class A Shares redeemed within one year of purchase may be subject to a contingent deferred sales charge. The amount of the contingent deferred sales charge is based upon the amount of the administrative fee paid at the time of purchase by the distributor to the financial institution for services rendered, and the length of time the investor remains a shareholder in the Fund. Should financial institutions elect to receive an amount less than the administrative fee that is stated in the prospectus for servicing a particular shareholder, the contingent deferred sales charge and/or holding period for that particular shareholder will be reduced accordingly.
    Since portfolio securities of the Fund may be traded on foreign exchanges which trade on Saturdays or on holidays on which the Fund will not make redemptions, the net asset value of each class of Shares of the Fund may be significantly affected on days when shareholders do not have an opportunity to redeem their Shares.
    REDEMPTION IN KIND
    Although the Corporation intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the respective Fund's portfolio. To the extent available, such securities will be readily marketable.
    The Corporation has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940, as amended, under which the Corporation is obligated to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the respective class's net asset value during any 90-day period.
    Any redemption beyond this amount will also be in cash unless the Directors determine that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Directors deem fair and equitable.
    Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.
    TAX STATUS

    THE FUND'S TAX STATUS
    The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
      o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
      o derive less than 30% of its gross income from the sale of securities held less than three months;
      o invest in securities within certain statutory limits; and
      o distribute to its shareholders at least 90% of its net income earned during the year.




    However, the Fund may invest in the stock of certain foreign corporations which would constitute a Passive Foreign Investment Company ("PFIC"). Federal income taxes may be imposed on the Fund upon disposition of PFIC investments.
    FOREIGN TAXES
    Investment income on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.
    SHAREHOLDERS' TAX STATUS
    Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional Shares. The Fund's dividends, and any short-term capital gains, are taxable as ordinary income.
     CAPITAL GAINS
     Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Fund Shares.
    TOTAL RETURN

    The average annual total return for each class of Shares of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the net asset value per share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales load, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.
    Any applicable contingent deferred sales charge is deducted from the ending value of the investment based on the lesser of the original purchase price or the net asset value of Shares redeemed.
    YIELD

    The yield for each class of Shares of the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by any class of Shares over a thirty-day period by the maximum offering price per share of the respective class on the last day of the period. This value is annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to the shareholders.




    To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in any class of Shares, the performance will be reduced for those shareholders paying those fees.
    PERFORMANCE COMPARISONS

    The performance of each of the classes of Shares depends upon such variables as:
      o portfolio quality;
      o average portfolio maturity;
      o type of instruments in which the portfolio is invested;
      o changes in interest rates and market value of portfolio securities;
      o changes in the Fund's or any class of Shares' expenses; and
      o various other factors.
    The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.
    Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
      o STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS (S&P
        500), a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S & P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.
      o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, the Fund will quote its Lipper ranking in the "European region funds" category in advertising and sales literature.
      o MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDICES, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE Index is an unmanaged index of more than 1,000 companies of Europe, Australia, and the Far East.




      o IBBOTSON ASSOCIATES INTERNATIONAL BOND INDEX, which provides a detailed breakdown of local market and currency returns since 1960.
      o BEAR STEARNS FOREIGN BOND INDEX, which provides simple average returns for individual countries and GNP-weighted index, beginning in 1975.
        The returns are broken down by local market and currency.
      o MORNINGSTAR, INC. , an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
    From time to time, the Fund may quote information including but not limited to data regarding: individual countries, regions, world stock exchanges, and economic and demographic statistics from sources deemed reliable. Advertisements and other sales literature for any class of Shares may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in any class of Shares based on annual reinvestment of dividends over a specified period of time.
    From time to time as it deems appropriate, the Fund may advertise the performance of any class of Shares using charts, graphs, and descriptions, compared to federally insured bank products including certificates of deposit and time deposits and to money market funds using the Lipper




    Analytical Services money market instruments average. In addition, advertising and sales literature for the Fund may use charts and graphs to illustrate the principles of dollar-cost averaging and may disclose the amount of dividends paid by the Fund over certain periods of time. Advertisements may quote performance information which does not reflect the effect of the sales load on Class A Shares.
    ABOUT FEDERATED INVESTORS

    Federated Investors ("Federated") is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
    The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
In the equity sector, Federated has more than 25 years' experience. As of December 31, 1994, Federated managed 15 equity funds totaling approximately $4 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.
    J. Thomas Madden, Executive Vice President, oversees Federated's equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated's international portfolios.
    MUTUAL FUND MARKET
    Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.*
    Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
    INSTITUTIONAL
    Federated meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
    TRUST ORGANIZATIONS
    Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales. BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated mutual funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.
    *source:  Investment Company Institute


    APPENDIX

    STANDARD AND POOR'S RATINGS GROUP LONG TERM DEBT RATING DEFINITIONS AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's Ratings Group. Capacity to pay interest and repay principal is extremely strong.




    AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
    BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
    BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
    B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
    CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
    CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.
    C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
    CI--The rating CI is reserved for income bonds on which no interest is being paid.
    D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's Ratings Group believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
    MOODY'S INVESTORS SERVICE, INC. LONG TERM BOND RATING DEFINITIONS AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
    AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
    A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.




    BAA--Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
    BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
    B--Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
    CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
    CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.




    C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
    FITCH INVESTORS SERVICE, INC. LONG-TERM DEBT RATING DEFINITIONS
    AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
    AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
    A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
    BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
    BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
    CCC--Bonds have certain indentifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.
    CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.
    C--Bonds are in imminent default in payment of interest or principal.
    DDD, DD, AND D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.
    MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS
    PRIME-1--Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:
    - Leading market positions in well established industries.
    - High rates of return on funds employed.
    - Conservative capitalization structure with moderate reliance on debt and ample asset protection.
    - Broad margins in earning coverage of fixed financial charges and high internal cash generation.
    - Well established access to a range of financial markets and assured sources of alternate liquidity.
    PRIME-2--Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.




    STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATINGS
    A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
    FITCH INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment. FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

FEDERATED INTERNATIONAL SMALL COMPANY FUND
(A portfolio of World Investment Series, Inc.)
Class A Shares
Class B Shares
Class C Shares

Combined Prospectus


    The shares of Federated International Small Company Fund (the "Fund") represent interests in a diversified portfolio of World Investment Series, Inc. (the "Corporation"), an open-end management investment company (a mutual fund). The investment objective of the Fund is to provide long-term growth of capital. Any income received from the portfolio is incidental. The Fund pursues its investment objective by investing primarily in a professionally managed portfolio of equity securities of small foreign companies.
    THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
    This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.
    The Fund has also filed a Combined Statement of Additional Information dated February 13, 1996, with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information, which is in paper form only, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information or to make inquiries about the Fund, contact your financial institution.
    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
    Prospectus dated February 13, 1996




    Table of Contents will be
    generated when document is
    complete.




                              SUMMARY OF FUND EXPENSES
                     FEDERATED INTERNATIONAL SMALL COMPANY FUND

                                   CLASS A SHARES
                          SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Load Imposed on Purchases (as a percentage of offering price)
       ....................................................5.50%
    Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of
      offering price) .....................................   None
    Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)(1)
      0.00%
    Redemption Fee (as a percentage of amount redeemed, if applicable)
       ....................................................None
    Exchange Fee ..........................................   None

                      ANNUAL CLASS A SHARES OPERATING EXPENSES
                 (As a percentage of projected average net assets)*
    Management Fee (after waiver)(2) ......................      %
    12b-1 Fee (3) .........................................      %
    Total Other Expenses ..................................      %
       Shareholder Services Fee ...................      %
          Total Class A Shares Operating Expenses (4).....       %
    (1)

      Class A Shares purchased with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales load and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of 0.50 of 1.00% for redemptions made within one full year of purchase.  (See "Contingent Deferred Sales
      Charge.")
    (2)

      The estimated Management Fee has been reduced to reflect the anticipated voluntary waiver of a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time at its sole
      discretion.  The maximum management fee is      %.
                                                 -----
    (3)

      Class A Shares have no present intention of paying or accruing the 12b-1 fee during the fiscal year ending November 30, 1996. If Class A Shares were paying or accruing the 12b-1 fee, Class A Shares would be able to pay up to 0.25% of its average daily net assets for the 12b-1 fee. See "Corporation Information."
    (4)

      The Total Class A Shares Operating Expenses are estimated to be       %
                                                                      ------
      absent the anticipated voluntary waiver of a portion of the Management
      Fee.
    * Total Class A Shares Operating Expenses are estimated based on average expenses expected to be incurred during the period ending November 30, 1996. During the course of this period, expenses may be more or less than the average amount shown.

    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class A Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class A Shares" and




    "Corporation Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

    EXAMPLE                                       1 year  3 years
    You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end
       of each time period ..................    $        $
                                                  --       --
    You would pay the following expenses on the same investment,
       assuming no redemption ...............    $        $
                                                  --       --
       The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. This example is based on estimated data for the Class A Shares' fiscal year ending November 30, 1996.



                              SUMMARY OF FUND EXPENSES
                     FEDERATED INTERNATIONAL SMALL COMPANY FUND

                                   CLASS B SHARES
                          SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Load Imposed on Purchases (as a percentage of offering price)
       ....................................................None
    Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of
      offering price) .....................................   None
    Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)(1)
      5.50%




    Redemption Fee (as a percentage of amount redeemed, if applicable)
       ....................................................None
    Exchange Fee ..........................................   None

                      ANNUAL CLASS B SHARES OPERATING EXPENSES
                 (As a percentage of projected average net assets)*
    Management Fee (after waiver)(2) ......................      %
    12b-1 Fee .............................................      %
    Total Other Expenses ..................................      %
       Shareholder Services Fee ...................      %
          Total Class B Shares Operating Expenses (3) (4)..      %
    (1)

      The contingent deferred sales charge is 5.50% in the first year declining to 1.00% in the sixth year and 0.00% thereafter. (See "Contingent Deferred Sales Charge.")
    (2)

      The estimated Management Fee has been reduced to reflect the anticipated voluntary waiver of a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time at its sole
      discretion.  The maximum management fee is      %.
                                                 -----
    (3)

      Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.
    (4)

      The Total Class B Shares Operating Expenses are estimated to be       %
                                                                      ------




      absent the anticipated voluntary waiver of a portion of the Management
      Fee.
    * Total Class B Shares Operating Expenses are estimated based on average expenses expected to be incurred during the period ending November 30, 1996. During the course of this period, expenses may be more or less than the average amount shown.

    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class B Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class B Shares" and "Corporation Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.


    Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.

    EXAMPLE                                      1 year  3 years
    You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end
       of each time period ..................    $        $
                                                  --       --
    You would pay the following expenses on the same investment,
       assuming no redemption ...............    $        $
                                                  --       --

    The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.




    This example is based on estimated data for the Class B Shares' fiscal year ending November 30, 1996.


                              SUMMARY OF FUND EXPENSES
                     FEDERATED INTERNATIONAL SMALL COMPANY FUND

                                   CLASS C SHARES
                          SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Load Imposed on Purchases (as a percentage of offering price)
       ....................................................None
    Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of
      offering price) .....................................   None
    Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)(1)
      1.00%
    Redemption Fee (as a percentage of amount redeemed, if applicable)
       ....................................................None
    Exchange Fee ..........................................   None

                      ANNUAL CLASS C SHARES OPERATING EXPENSES
                 (As a percentage of projected average net assets)*
    Management Fee (after waiver)(2) ......................      %
    12b-1 Fee .............................................      %
    Total Other Expenses ..................................      %
       Shareholder Services Fee ...................      %
          Total Class C Shares Operating Expenses (3)......      %
    (1)




      The contingent deferred sales charge assessed is 1.00% of the lesser of the original purchase price or the net asset value of Shares redeemed within one year of their purchase date. (See "Contingent Deferred Sales Charge.")
    (2)

      The estimated Management Fee has been reduced to reflect the anticipated voluntary waiver of a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time at its sole
      discretion.  The maximum management fee is      %.
                                                 -----
    (3)

      The Total Class C Shares Operating Expenses are estimated to be      %
                                                                      -----
      absent the anticipated voluntary waiver of a portion of the Management
      Fee.
    * Total Class C Shares Operating Expenses are estimated based on average expenses expected to be incurred during the period ending November 30, 1996. During the course of this period, expenses may be more or less than the average amount shown.

    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class C Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class C Shares" and "Corporation Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.


    Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.

    EXAMPLE                                      1 year   3 years
    You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end
       of each time period ..................    $        $
                                                  --       --
    You would pay the following expenses on the same investment,
       assuming no redemption ...............    $        $
                                                  --       --
    The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. This example is based on estimated data for the Class C Shares' fiscal year ending November 30, 1996.




                                      SYNOPSIS
    The Corporation was established under the laws of the State of Maryland on January 25, 1994. The Corporation's address is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. The Articles of Incorporation permit the Corporation to offer separate series of shares representing interests in separate portfolios of securities. As of the date of this prospectus, the Board of Directors (the "Directors") has established three classes of shares for the Fund, known as Class A Shares, Class B Shares, and Class C Shares (individually and collectively as the context requires, "Shares"). Shares of the Fund are designed for individuals and institutions seeking long-term growth of capital by investing primarily in a portfolio of equity securities of small foreign companies.




    For information on how to purchase Shares of the Fund, please refer to "How to Purchase Shares." The minimum initial investment for Class A Shares is $500. The minimum initial investment for Class B Shares and Class C Shares is $1500. However, the minimum initial investment for a retirement account in any class is $50. Subsequent investments in any class must be in amounts of at least $100, except for retirement plans which must be in amounts of at least $50.
    In general, Class A Shares are sold at net asset value plus an applicable sales load and are redeemed at net asset value. However, a contingent deferred sales charge is imposed under certain circumstances. For a more complete description, see "How to Redeem Shares."
    Class B Shares are sold at net asset value. A contingent deferred sales charge is imposed on certain Shares which are redeemed within six full years of purchase. See "How to Redeem Shares."
    Class C Shares are sold at net asset value. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first 12 months following purchase. See "How to Redeem Shares."
    In addition, the Fund pays a shareholder services fee at an annual rate not to exceed 0.25% of average daily net assets.
    Additionally, information regarding the exchange privilege offered with respect to the Fund and certain other funds for which affiliates of Federated Investors serve as investment adviser or principal underwriter (the "Federated Funds") can be found under "Exchange Privilege."
    Federated Global Research Corp. is the investment adviser (the "Adviser") to the Fund and receives compensation for its services. The Adviser's address is 175 Water Street, New York, New York 10038-4965.
    Investors should be aware of the following general observations. The Fund may make certain investments and employ certain investment techniques that involve risks, including, but not limited to, entering into repurchase agreements, lending portfolio securities, investing in restricted and illiquid securities, investing in securities on a when-issued and delayed delivery basis, writing call options and investing in foreign securities. The Fund's current net asset value and offering price can be found in the mutual funds section of local newspapers under "Federated Liberty Funds."
                              LIBERTY FAMILY OF FUNDS
    This Fund is a member of a family of mutual funds, collectively known as the Liberty Family of Funds. The other funds in the Liberty Family of Funds are:
      o American Leaders Fund, Inc., providing growth of capital and income through high-quality stocks;
      o Capital Growth Fund, providing appreciation of capital primarily through equity securities;
      o Federated Asia Pacific Growth Fund, providing long-term growth of capital by investing in equity securities of companies located in Asia and the Pacific Rim;
      o Federated Bond Fund, providing current income through high-quality corporate debt;
      o Federated Emerging Markets Fund, providing long-term growth of capital by investing in equity securities of large and small companies domiciled in or having primary operations in emerging markets;
      o Federated European Growth Fund, providing long-term growth of capital through investments primarily in the equity securities of European companies;
      o Federated Growth Strategies Fund, providing appreciation of capital primarily through equity securities of companies with prospects for above-average growth in earnings and dividends;
      o Federated International Equity Fund, providing long-term capital growth and income through international securities;




      o Federated International Income Fund, providing a high level of current income consistent with prudent investment risk through high-quality debt securities denominated primarily in foreign currencies;
      o Federated Latin American Growth Fund, providing long-term growth of capital by investing in equity securities of companies located in Latin America;
      o Federated Small Cap Strategies Fund, providing capital appreciation through common stocks of small capitalization companies;
      o Fund for U.S. Government Securities, Inc., providing current income through long-term U.S. government securities;
      o Liberty Equity Income Fund, Inc., providing above-average income and capital appreciation through income producing equity securities;
      o Liberty High Income Bond Fund, Inc., providing high current income through high-yielding, lower-rated corporate bonds;
      o Liberty Municipal Securities Fund, Inc., providing a high level of current income exempt from federal regular income tax through municipal bonds;
      o Liberty U.S. Government Money Market Trust, providing current income consistent with stability of principal through high-quality U.S. government securities;
      o Liberty Utility Fund, Inc., providing current income and long-term growth of income, primarily through electric, gas, and communications utilities;
      o Limited Term Fund, providing a high level of current income consistent with minimum fluctuation in principal value through investment grade securities;
      o Limited Term Municipal Fund, providing a high level of current income exempt from federal regular income tax consistent with the preservation of principal, primarily limited to municipal securities;




      o Michigan Intermediate Municipal Trust, providing current income exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan and Michigan municipalities, primarily through Michigan municipal securities;
      o Pennsylvania Municipal Income Fund, providing current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania, primarily through Pennsylvania municipal securities;
      o Strategic Income Fund, providing a high level of current income, primarily through domestic and foreign corporate debt obligations;
      o Tax-Free Instruments Trust, providing current income consistent with stability of principal and exempt from federal income tax, through high-quality, short-term municipal securities; and
      o World Utility Fund, providing total return primarily through securities issued by domestic and foreign companies in the utilities industries.
    Prospectuses for these funds are available by writing to Federated Securities Corp.
    Each of the funds may also invest in certain other types of securities as described in each fund's prospectus.
    The Liberty Family of Funds provides flexibility and diversification for an investor's long-term investment planning. It enables an investor to meet the challenges of changing market conditions by offering convenient exchange privileges which give access to various investment vehicles and by providing the investment services of proven, professional investment advisers.
    Shareholders of Class A Shares who have been designated as Liberty Life Members are exempt from sales loads on future purchases in and exchanges between the Class A Shares of any funds in the Liberty Family of Funds, as long as they maintain a $500 balance in one of the Liberty Funds.




                               INVESTMENT INFORMATION
    INVESTMENT OBJECTIVE
    The investment objective of the Fund is to provide long-term growth of capital. Any income received from the portfolio is incidental. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.
    INVESTMENT POLICIES
    The Fund pursues its investment objective by investing primarily in a professionally managed and diversified portfolio of equity securities of small foreign companies. Under normal market conditions, the Fund intends to invest at least 65% of its total assets in equity securities of companies that have a market capitalization at the time of purchase of $1.5 billion or less, where market capitalization is calculated by multiplying the total number of outstanding shares of common stock of the company by the market price of the stock. The Fund applies a U.S. size standard on an international basis. Therefore, a small company investment outside the U.S. might rank above the lowest 20% by market capitalization in local markets and, in fact, might in some countries rank among the largest companies in terms of capitalization. These companies will be located in at least three foreign countries.
    The Fund expects to diversify investments in markets outside of the United States, including markets in Asia, Europe, Latin America, the Indian sub-continent, the Middle East and Africa. The Fund may invest in countries other than those defined above if, in the opinion of the Fund's investment adviser, they offer opportunities to pursue the Fund's investment objective.




    Unless indicated otherwise, the investment policies of the Fund may be changed by the Directors without the approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.
                           SMALL CAPITALIZATION COMPANIES
    Small capitalization companies are those companies that have a market capitalization of $1.5 billion or less at the time of purchase. Small capitalization companies are positioned for rapid growth in revenues or earnings and assets, characteristics which may provide for significant capital appreciation. Small companies often pay no dividends and current income is not a factor in the selection of stocks. Smaller companies often have limited product lines, markets, or financial resources, and they may be dependent upon one or a few key people for management. (See "Risk Considerations of Small Capitalization Companies").
    The Fund has the flexibility to invest in any region of the world. It can invest in companies based in emerging markets, typically in the Far East, Latin America and Eastern Europe, as well as in firms operating in developed economies, such as those of Canada, Japan and Western Europe.
    The Fund applies a U.S. size standard on a global basis. Therefore, a small company investment outside the U.S. might rank above the lowest 20% by market capitalization in local markets and, in fact, might in some countries rank among the largest companies in terms of capitalization.
                               ACCEPTABLE INVESTMENTS
    The equity securities in which the Fund may invest include common stock, preferred stock (either convertible or non-convertible), sponsored or unsponsored depositary receipts or shares, and warrants, including other substantially similar forms of equity with comparable risk characteristics as well as other forms which may be developed in the future. Securities may be purchased on securities exchanges, traded over-the-counter, or have no organized market. The Fund may also purchase corporate and government fixed income securities denominated in currencies other than U.S. dollars; enter into forward commitments, repurchase agreements and foreign currency transactions; maintain reserves in foreign or U.S. money market instruments; and purchase options and financial futures contracts.
                             COMMON AND PREFERRED STOCK
    Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.
    In selecting securities, the investment adviser typically evaluates industry trends, a company's financial strength, its competitive position in domestic and export markets, technology, recent developments and profitability, together with overall growth prospects. Other considerations generally include quality and depth of management, government regulation, and availability and cost of labor and raw materials. Investment decisions are made without regard to arbitrary criteria as to minimum asset size, debt-equity ratios or dividend history of portfolio companies.
                                DEPOSITARY RECEIPTS




    The Fund may invest in foreign issuers by purchasing sponsored or unsponsored securities representing underlying international securities such as American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), Global Depositary Certificates ("GDCs"), International Depositary Receipts ("IDRs"), and Russian Depositary Certificates ("RDCs") or securities convertible into foreign equity securities. ADRs and ADSs typically are issued by a United States bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), GDRs, GDCs, IDRs and RDCs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. ADRs, ADSs, CDRs, EDRs, GDRs, GDCs, IDRs, and RDCs are collectively known as "Depositary Receipts." Depositary Receipts may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored Depositary Receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.
                                  DEBT SECURITIES
    In pursuit of the Fund's objective of long-term growth of capital, the Fund may invest up to 35% of its total assets in debt securities. Capital appreciation in debt securities may arise as a result of favorable changes in the creditworthiness of issuers, relative interest rate levels, or relative foreign exchange rates. Any income received from debt securities will be incidental to the Fund's objective of long-term growth of capital. These debt obligations consist of U.S. and foreign government securities and corporate debt securities, including, but not limited to, Samurai and Yankee bonds, Eurobonds and depositary receipts. The issuers of such debt securities may or may not be domiciled in emerging countries.
    The debt securities in which the Fund may invest may be rated, at the time of purchase, BB or lower by Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service ("Fitch") or Ba or lower by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, are of comparable quality as determined by the investment adviser. The prices of fixed income securities generally fluctuate inversely to the direction of interest rates.


                               CONVERTIBLE SECURITIES
    The Fund may invest in convertible securities rated, at the time of purchase, BB or lower by S&P or Fitch or Ba or lower by Moody's, or, if unrated, are of comparable quality as determined by the investment adviser. (If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so.)
    Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible bonds, convertible preferred stock or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.




    The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of different investment strategies. In selecting a convertible security, the investment adviser evaluates the investment characteristics of the convertible security as a fixed income investment, and the investment potential of the underlying security for capital appreciation.
               INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
    Due to restrictions on direct investment by foreign entities in certain foreign countries, investments in other investment companies may be the most practical or only manner in which the Fund can participate in the securities markets of such countries. The Fund may also invest in other investment companies for the purpose of investing its short term cash on a temporary basis. The Fund may invest up to 10% of its total assets in the securities of other investment companies. To the extent that the Fund invests in securities issued by other investment companies, the Fund will indirectly bear its proportionate share of any fees and expenses paid by such companies, in addition to the fees and expenses payable directly by the Fund.
                         RESTRICTED AND ILLIQUID SECURITIES
    The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Restricted securities may be issued by new and early stage companies which may include a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the




    Fund, or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expense of registration. The Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Directors to be liquid, over-the counter options, swap agreements not determined to be liquid, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.
                               REPURCHASE AGREEMENTS
    The Fund may invest in repurchase agreements. Repurchase agreements are arrangements by which the Fund purchases a security for cash and obtains a simultaneous commitment from the seller (usually a bank or broker/dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default. In such a case, the Fund may incur costs in disposing of the security which would increase Fund expenses. The investment adviser will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.
                   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
    The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for different times in the future. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.
    The Fund may dispose of a commitment prior to settlement if the investment adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.
                          LENDING OF PORTFOLIO SECURITIES
    In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Directors and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times.
    There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.
                               TEMPORARY INVESTMENTS




    For temporary defensive purposes, when the investment adviser determines that market conditions warrant (up to 100% of total assets) and to maintain liquidity (up to 20% of total assets), the Fund may invest in U.S. and foreign debt instruments as well as cash or cash equivalents, including foreign and domestic money market instruments, short-term government and corporate obligations, and repurchase agreements.
                                FORWARD COMMITMENTS
    Forward commitments are contracts to purchase securities for a fixed price at a date beyond customary settlement time. The Fund may enter into these contracts if liquid securities in amounts sufficient to meet the purchase price are segregated on the Fund's records at the trade date and maintained until the transaction has been settled. Risk is involved if the value of the security declines before settlement. Although the Fund enters into forward commitments with the intention of acquiring the security, it may dispose of the commitment prior to settlement and realize short-term profit or loss.
                           FOREIGN CURRENCY TRANSACTIONS
    The Fund will enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot (i.e., cash) basis at prevailing rates or through forward foreign currency exchange contracts. The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although foreign currency exchanges may be used by the Fund to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund. Further, the Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations. Cross-hedging transactions by the Fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability that is the subject of the hedge.
                    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
    A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties.
    Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated and are maintained until the contract has been settled. The Fund will not enter into a forward contract with a term of more than one year. The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between trade date and settlement date will vary between 24 hours and 60 days, depending upon local custom.
    The Fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the investment adviser will consider the likelihood of changes in currency values when making investment decisions, the investment adviser believes that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the value of the Fund's assets denominated in that currency at the time the contract was initiated, but as consistent with their other investment policies and as not otherwise limited in their ability to use this strategy.


                                      OPTIONS
    The Fund may deal in options on foreign currencies, securities, and securities indices, and on futures contracts involving these items, which options may be listed for trading on an international securities exchange or traded over-the-counter. The Fund may use options to manage interest rate and currency risks. The Fund may also write covered call options and secured put options to generate income or lock in gains. The Fund may write covered call options and secured put options on up to 25% of its net assets and may purchase put and call options provided that no more than 5% of the fair market value of its net assets may be invested in premiums on such options.
    A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying currency, security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying currency, security or other asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow, and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is the risk that the Fund may be required to take delivery of the underlying asset at a disadvantageous price.
    Over-the-counter options ("OTC options") differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience material losses. However, in writing options, the premium is paid in advance by the dealer. OTC options, which may not be continuously liquid, are available for a greater variety of assets, and with a wider range of expiration dates and exercise prices, than are exchange traded options.
    It is not certain that a secondary market for positions in options, or futures contracts (see below), will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.
                           FUTURES AND OPTIONS ON FUTURES
    The Fund may enter into futures contracts involving foreign currency, securities, and securities indices, or options thereon, for bona fide hedging purposes. The Fund may also enter into such futures contracts or related options for purposes other than bona fide hedging if the aggregate amount of initial margin deposits exclusive of the margin needed for foreign currency hedging, on the Fund's futures and related options positions would not exceed 5% of the net liquidation value of the Fund's assets, provided further that in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. In addition, the Fund may not sell futures contracts if the value of such futures contracts exceeds the total market value of the Fund's portfolio securities. Futures contracts and options thereon sold by the Fund are generally subject to segregation and coverage requirements established by either the Commodities Futures Trading Commission ("CFTC") or the Securities and Exchange Commission ("SEC"), with the result that, if the Fund does not hold the instrument underlying the futures contract or option, the Fund will be required to segregate on an ongoing basis with its custodian cash, U.S. government securities, or other liquid high grade debt obligations in an amount at least equal to the Fund's obligations with respect to such instruments.
    The Fund may enter into securities index futures contracts and purchase and write put and call options on securities index futures contracts that are traded on regulated exchanges, including non-U.S. exchanges, to the extent permitted by the CFTC. Securities index futures contracts are based on indexes that reflect the market value of securities of the firms included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.
    The Fund may enter into securities index futures contracts to sell a securities index in anticipation of or during a market decline to attempt to offset the decrease in market value of securities in its portfolio that might otherwise result. When the Fund is not fully invested and anticipates a significant market advance, it may enter into futures contracts to purchase the index in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that it intends to purchase. In many of these transactions, the Fund will purchase such securities upon termination of the futures position but, depending on market conditions, a futures position may be terminated without the corresponding purchases of common stock. The Fund may also invest in securities index futures contracts when the investment adviser believes such investment is more efficient, liquid, or cost-effective than investing directly in the securities underlying the index.
    An option on a securities index futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a securities index futures contract. The Fund may purchase and write put and call options on securities index futures contracts in order to hedge all or a portion of its investment and may enter into closing purchase transactions with respect to written options in order to terminate existing positions. There is no guarantee that such closing transactions can be effected. The Fund may also invest in options on securities index futures contracts when the investment adviser believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or in the securities underlying the index, or when the futures contract or underlying securities are not available for investment upon favorable terms.
    The use of futures and related options involves special consideration and risks, for example, (1) the ability of the Fund to utilize futures successfully will depend on the investment adviser's ability to predict pertinent market movements; (2) there might be imperfect correlation, or even no correlation, between the change in market value of the securities held by the Fund and the prices of the futures and options thereon relating to the securities purchased or sold by the Fund. The use of futures and related options may reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements but they can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in positions. No assurance can be given that the investment adviser's judgment in this respect will be correct.
    It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.
    New futures contracts, options thereon, and other financial products and risk management techniques continue to be developed. The Fund may use these investments and techniques to the extent consistent with its investment objectives and regulatory and federal tax considerations.
                                  SWAP AGREEMENTS
    As one way of managing its exposure to different types of investments, the Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments, its share price and yield.
    Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements to reduce its exposure through offsetting transactions. When the Fund enters into a swap agreement, assets of the Fund equal to the value of the swap agreement will be segregated by the Fund.
                     RISK CHARACTERISTICS OF FOREIGN SECURITIES
    Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments. In an attempt to reduce some of these risks, the Fund diversifies its investments broadly among foreign countries which may include both developed and developing countries.
    The Fund may take advantage of the unusual opportunities for higher returns available from investing in developing countries. These investments carry considerably more volatility and risk because they generally are associated with less mature economies and less stable political systems.
    The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Further, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
    Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations.




    Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some countries. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.
    With respect to any foreign country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, governmental regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the Fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside of the United States.
    Brokerage commissions, custodial services, and other costs relating to investment may be more expensive than in the United States. Foreign markets may have different clearance and settlement procedures such as requiring payment for securities before delivery. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.
    CURRENCY RISKS. Because the majority of securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of Fund assets denominated in the currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar the value of Fund assets denominated in that currency will decrease. Under the United States Internal Revenue Code, as amended (the "Code"), the Fund is required to separately account for the foreign currency component of gains or losses, which will usually be viewed under the Code as items of ordinary and distributable income or loss, thus affecting the Fund's distributable income. (See "Federal Income Tax").
    The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. dollars, the Fund will not convert its holdings of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers may realize a profit on the difference between the price at which they buy and sell currencies.
    FOREIGN COMPANIES. Other differences between investing in foreign and U.S. companies include:
    . less publicly available information about foreign issuers;
    . credit risks associated with certain foreign governments;
    . the lack of uniform accounting, auditing, and financial reporting standards and practices or regulatory requirements comparable to those applicable to U.S. companies;




    . less readily available market quotations on foreign issues;
    . differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks;
    . differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments;
    . the limited size of many foreign securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of securities;
    . the likelihood that securities of foreign issuers may be less liquid or more volatile;
    . foreign brokerage commissions may be higher;
    . unreliable mail service between countries;
    . political or financial changes which adversely affect investments in some countries;
    . increased risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities;
    . certain markets may require payment for securities before delivery;
    . religious and ethnic instability; and
    . certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests.
    U.S. GOVERNMENT POLICIES. In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors such as the Fund. Investors are advised that when such policies are instituted, the Fund will abide by them.
               RISK CONSIDERATIONS OF SMALL CAPITALIZATION COMPANIES
    There is typically less publicly available information concerning foreign and smaller companies than for domestic and larger, more established companies. Some small companies have limited product lines, distribution channels and financial and managerial resources. Also, because smaller companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Fund to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices. Some of the companies in which the Fund may invest may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel with varying degrees of experience.
    As with other mutual funds that invest primarily in equity securities, the Fund is subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time. However, because the Fund invests primarily in small capitalization stocks, there are some additional risks factors associated with investments in the Fund. In particular, stocks in the small capitalization sector may be more volatile in price than larger capitalization stocks. This is because, among other things, small companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting greater volatility, the stocks of small companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of small companies may decline in price as the prices of large company stocks rise or vice versa. Therefore, investors should expect that the Fund will be more volatile than, and may fluctuate independently of broad stock market indices.
                      RISK CONSIDERATIONS IN  EMERGING MARKETS
    Investing in securities of issuers in emerging market countries involves exposure to significantly higher risk than investing in countries with developed markets. Emerging market countries may have economic structures that are generally less diverse and mature and political systems that can be expected to be less stable than those of developed countries.
    Securities prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, emerging market countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Such countries may also have restrictions on foreign ownership or prohibitions on the repatriation of assets, and may have less protection of property rights than developed countries.
    The economies of emerging market countries may be predominantly based on only a few industries or dependent on revenues from particular commodities or on international aid or development assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and in volatility in the price of securities traded on those markets. Also, securities markets in emerging market countries typically offer less regulatory protection for investors.
            RISK FACTORS RELATING TO INVESTING IN HIGH YIELD SECURITIES
    The debt securities in which the Fund invests are usually not in the three highest rating categories of a nationally recognized statistical rating organization (AAA, AA, or A for S&P or Fitch and Aaa, Aa, or A for Moody's), but are in the lower rating categories or are unrated, but are of comparable quality and have speculative characteristics or are speculative. Lower-rated bonds or unrated bonds are commonly referred to as "junk bonds." There is no minimal acceptable rating for a security to be purchased or held in the Fund's portfolio, and the Fund may, from time to time, purchase or hold debt securities rated in the lowest rating category. A description of the rating categories is contained in the Appendix to the Combined Statement of Additional Information.
    Debt obligations that are not determined to be investment grade are high-yield, high-risk bonds, typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. To a greater extent than investment grade bonds, lower-rated bonds tend to reflect short-term corporate, economic, and market developments, as well as investor perceptions of the issuer's credit quality. In addition, lower-rated bonds may be more difficult to dispose of or to value than higher-rated, lower-yielding bonds.
    The Fund's investment adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.
    INVESTMENT LIMITATIONS
    The Fund will not:
      o borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge its assets to secure such borrowings; or
      o with respect to 75% of its total assets, invest more than 5% of the value of its total assets in securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government and its agencies or instrumentalities, and repurchase agreements collateralized by such securities) or acquire more than 10% of the outstanding voting securities of any one issuer.
    The above investment limitations cannot be changed without shareholder approval.
                                  NET ASSET VALUE
    The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of each class of Shares in the market value of all securities and other assets of the Fund, subtracting the interest of each class of Shares in the liabilities of the Fund and those attributable to each class of Shares, and dividing the remainder by the total number of each class of Shares outstanding. The net asset value for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.
    The net asset value of each class of Shares of the Fund is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
                               INVESTING IN THE FUND
    The Fund offers investors three classes of Shares that carry sales loads and contingent deferred sales charges in different forms and amounts and which bear different levels of expenses.
                                   CLASS A SHARES




    An investor who purchases Class A Shares pays a maximum sales load of 5.50% at the time of purchase. As a result, Class A Shares are not subject to any charges when they are redeemed (except for special programs offered under "Purchases with Proceeds From Redemptions of Unaffiliated Investment Companies"). Certain purchases of Class A Shares are not subject to a sales load. See "Investing in Class A Shares." Certain purchases of Class A Shares qualify for reduced sales loads. See "Reducing or Eliminating the Sales Load." Class A Shares have no conversion feature.
                                   CLASS B SHARES
    Class B Shares are sold without an initial sales load, but are subject to a contingent deferred sales charge of up to 5.50% if redeemed within six full years following purchase. Class B Shares also bear a higher 12b-1 fee than Class A Shares. Class B Shares will automatically convert into Class A Shares, based on relative net asset value, on or around the fifteenth of the month eight full years after the purchase date. Class B Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but (until conversion) will have a higher expense ratio and pay lower dividends than Class A Shares due to the higher 12b-1 fee.


                                   CLASS C SHARES
    Class C Shares are sold without an initial sales load, but are subject to a 1.00% contingent deferred sales charge on assets redeemed within the first 12 months following purchase. Class C Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but will have a higher expense ratio and pay lower dividends than Class A Shares due to the higher 12b-1 fee. Class C Shares have no conversion feature.




                               HOW TO PURCHASE SHARES
    Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial institution (such as a bank or broker/dealer which has a sales agreement with the distributor) or by wire or by check directly to the Fund, with a minimum initial investment of $500 for Class A Shares and $1,500 for Class B Shares and Class C Shares. Additional investments can be made for as little as $100. The minimum initial and subsequent investment for retirement plans is only $50. (Financial institutions may impose different minimum investment requirements on their customers.)
    In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased.
    INVESTING IN CLASS A SHARES
    Class A Shares are sold at their net asset value next determined after an order is received, plus a sales load as follows:
                                                   SALES LOAD AS   DEALER
                                    SALES LOAD AS  A PERCENTAGE  CONCESSION
                                    A PERCENTAGE    OF NET      AS A PERCENTAGE
       AMOUNT OF                     OF OFFERING    AMOUNT         OF PUBLIC
       TRANSACTION                      PRICE       INVESTED     OFFERING PRICE
    Less than $50,000                    5.50%        5.82%          5.00%
    $50,000 but less than $100,000       4.50%          4.71%       4.00%
    $100,000 but less than $250,000      3.75%          3.90%       3.25%
    $250,000 but less than $500,000      2.50%          2.56%       2.25%
    $500,000 but less than $1 million    2.00%          2.04%       1.80%
    $1 million or greater                0.00%        0.00%          0.25%*
    * See sub-section entitled "Dealer Concession."
    No sales load is imposed for Class A Shares purchased through bank trust departments, investment advisers registered under the Investment Advisers Act of 1940, as amended, or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or to shareholders designated as Liberty Life Members. However, investors who purchase Shares through a trust department, investment adviser, or retirement plan may be charged an additional service fee by the institution. Additionally, no sales load is imposed for Class A Shares purchased through "wrap accounts" or similar programs, under which clients pay a fee or fees for services.
                                 DEALER CONCESSION
    For sales of Class A Shares, a dealer will normally receive up to 90% of the applicable sales load. Any portion of the sales load which is not paid to a dealer will be retained by the distributor. However, the distributor may offer to pay dealers up to 100% of the sales load retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. On purchases of $1 million or more, the investor pays no sales load; however, the distributor will make twelve monthly payments to the dealer totaling




    0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Shares outstanding at each month end.
    The sales load for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp. Federated Securities Corp. may pay fees to banks out of the sales load in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of Shares.
                       REDUCING OR ELIMINATING THE SALES LOAD
    The sales load can be reduced or eliminated on the purchase of Class A Shares through:
      o quantity discounts and accumulated purchases;
      o concurrent purchases;
      o signing a 13-month letter of intent;
      o using the reinvestment privilege; or
      o purchases with proceeds from redemptions of unaffiliated investment company shares.
                    QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES
    As shown in the table above, larger purchases reduce the sales load paid. The Fund will combine purchases of Class A Shares made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales load. In addition, the sales load, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.
    If an additional purchase of Class A Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Class A Shares having a current value at the public offering price of $30,000 and he purchases $20,000 more at the current public offering price, the sales load on the additional purchase according to the schedule now in effect would be 4.50%, not 5.50%.
    To receive the sales load reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the purchase is made that Class A Shares are already owned or that purchases are being combined. The Fund will reduce the sales load after it confirms the purchases.
                                CONCURRENT PURCHASES
    For purposes of qualifying for a sales load reduction, a shareholder has the privilege of combining concurrent purchases of two or more funds in the Liberty Family of Funds, the purchase price of which includes a sales load. For example, if a shareholder concurrently invested $30,000 in one of the other funds in the Liberty Family of Funds with a sales load, and $20,000 in this Fund, the sales load would be reduced.
    To receive this sales load reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the concurrent purchases are made. The Fund will reduce the sales load after it confirms the purchases.
                                  LETTER OF INTENT
    If a shareholder intends to purchase at least $50,000 of shares of the funds in the Liberty Family of Funds (excluding money market funds) over the next 13 months, the sales load may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales load adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 5.50% of the total amount intended to be purchased in escrow (in Shares) until such purchase is completed.
    The Shares held in escrow in the shareholder's account will be released upon fulfillment of the letter of intent or the end of the 13-month period,




    whichever comes first. If the amount specified in the letter of intent is not purchased, an appropriate number of escrowed Shares may be redeemed in order to realize the difference in the sales load.
    While this letter of intent will not obligate the shareholder to purchase Shares, each purchase during the period will be at the sales load applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class A Shares of any fund in the Liberty Family of Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. Prior trade prices will not be adjusted.
                               REINVESTMENT PRIVILEGE
    If Class A Shares in the Fund have been redeemed, the shareholder has the privilege, within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales load. Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales load. If the shareholder redeems his Class A Shares in the Fund, there may be tax consequences.
        PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF UNAFFILIATED INVESTMENT
                                     COMPANIES
    Investors may purchase Class A Shares at net asset value, without a sales load, with the proceeds from the redemption of shares of an unaffiliated investment company that were purchased or sold with a sales load or commission and were not distributed by Federated Securities Corp. The purchase must be made within 60 days of the redemption, and Federated Securities Corp. must be notified by the investor in writing, or by his financial institution, at the time the purchase is made. From time to time, the Fund may offer dealers a payment of .50 of 1.00% for Shares purchased under this program. If Shares are purchased in this manner, Fund purchases will be subject to a contingent deferred sales charge for one year from the date of purchase. Shareholders will be notified prior to the implementation of any special offering as described above.
    INVESTING IN CLASS B SHARES
    Class B Shares are sold at their net asset value next determined after an order is received. While Class B Shares are sold without an initial sales load, under certain circumstances described under "Contingent Deferred Sales Charge--Class B Shares," a contingent deferred sales charge may be applied by the distributor at the time Class B Shares are redeemed.
                            CONVERSION OF CLASS B SHARES
    Class B Shares will automatically convert into Class A Shares on or around the fifteenth of the month eight full years after the purchase date, except as noted below, and may no longer be subject to a distribution services fee (see "Distribution of Shares"). Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales load, fee or other charge. Class B Shares acquired by exchange from Class B Shares of another fund in the Liberty Family of Funds will convert into Class A Shares based on the time of the initial purchase. For purposes of conversion to Class A Shares, Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The conversion of Class B Shares to Class A Shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B Shares to Class A Shares will not occur if such ruling or opinion is not available. In such event, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indefinite period.
    Orders for $250,000 or more of Class B Shares will automatically be invested in Class A Shares.
    INVESTING IN CLASS C SHARES
    Class C Shares are sold at net asset value next determined after an order is received. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first full 12 months following purchase. For a complete description of this charge, see "Contingent Deferred Sales Charge- -Class C Shares."
                 PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION
    An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders placed through a financial institution are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.
    The financial institution which maintains investor accounts in Class B Shares or Class C Shares with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial institutions may be subject to reclaim by the distributor for accounts transferred to financial institutions which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods.
                             PURCHASING SHARES BY WIRE
    Once an account has been established, Shares may be purchased by wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received immediately. Payment for purchases which are subject to a sales load must be received within three business days following the order. Payment for purchases on which no sales load is imposed must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows:
    State Street Bank and Trust Company, Boston, Massachusetts; Attn: EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.
                             PURCHASING SHARES BY CHECK
    Once an account has been established, Shares may be purchased by sending a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).
    SPECIAL PURCHASE FEATURES
                           SYSTEMATIC INVESTMENT PROGRAM
    Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund at the net asset value next determined after an order is received by the Fund, plus the sales load, if applicable. Shareholders should contact their financial institution or the Fund to participate in this program.
                                  RETIREMENT PLANS
    Fund Shares can be purchased as an investment for retirement plans or IRA accounts. For further details, contact the Fund and consult a tax adviser.
                                 EXCHANGE PRIVILEGE
                                   CLASS A SHARES
    Class A shareholders may exchange all or some of their Shares for Class A Shares of other funds in the Liberty Family of Funds at net asset value. Shareholders of Class A Shares may also exchange into certain other Federated Funds (as defined in the "Synopsis" of this prospectus) which are sold with a sales load different from that of the Fund's or with no sales load, and which are advised by subsidiaries or affiliates of Federated Investors. These exchanges are made at net asset value plus the difference between the Fund's sales load already paid and any sales load of the Federated Fund into which the Shares are to be exchanged, if higher. Neither the Fund nor any of the funds in the Liberty Family of Funds imposes any additional fees on exchanges. Shareholders in certain other Federated Funds may exchange their shares in the Federated Funds for Class A Shares.
                                   CLASS B SHARES
    Class B shareholders may exchange all or some of their Shares for Class B Shares of other funds in the Liberty Family of Funds. (Not all funds in the Liberty Family of Funds currently offer Class B Shares. Contact your financial institution regarding the availability of other Class B Shares in the Liberty Family of Funds.) Exchanges are made at net asset value without being assessed a contingent deferred sales charge on the exchanged Shares. To the extent that a shareholder exchanges Shares for Class B Shares in other funds in the Liberty Family of Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the applicable holding period. For more information, see "Contingent Deferred Sales Charge."
                                   CLASS C SHARES
    Class C shareholders may exchange all or some of their Shares for Class C Shares in other funds in the Liberty Family of Funds at net asset value without a contingent deferred sales charge. (Not all funds in the Liberty Family of Funds currently offer Class C Shares. Contact your financial institution regarding the availability of other Class C Shares in the Liberty Family of Funds.) To the extent that a shareholder exchanges Shares for Class C Shares in other funds in the Liberty Family of Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the applicable holding period. For more information, see "Contingent Deferred Sales Charge."
                             REQUIREMENTS FOR EXCHANGE
    Shareholders using this privilege must exchange Shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.
    This privilege is available to shareholders resident in any state in which the shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.
    Further information on the exchange privilege and prospectuses for the Liberty Family of Funds are available by contacting the Fund.
                                  TAX CONSEQUENCES
    An exercise of the exchange privilege is treated as a sale for federal income tax purposes. Depending upon the circumstances, a capital gain or loss may be realized.
                                 MAKING AN EXCHANGE
    Instructions for exchanges for the Liberty Family of Funds or certain Federated Funds (where applicable) may be given in writing or by telephone. Written instructions may require a signature guarantee. Shareholders of the Fund may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to Federated Services Company, 500 Victory Road--2nd Floor, North Quincy, Massachusetts 02171.
                               TELEPHONE INSTRUCTIONS
    Telephone instructions made by the investor may be carried out only if a telephone authorization form completed by the investor is on file with the Fund. If the instructions are given by a broker, a telephone authorization form completed by the broker must be on file with the Fund. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Shares may be exchanged between two funds by telephone only if the two funds have identical shareholder registrations.




    Any Shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600 and deposited to the shareholder's account before being exchanged. Telephone exchange instructions are recorded and will be binding upon the shareholder. Such instructions will be processed as of 4:00 p.m. (Eastern time) and must be received by the Fund before that time for Shares to be exchanged the same day. Shareholders exchanging into a fund will begin receiving dividends the following business day. This privilege may be modified or terminated at any time.
                                HOW TO REDEEM SHARES
    Shares are redeemed at their net asset value, less any applicable contingent deferred sales charge, next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.
                  REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION
    Shares of the Fund may be redeemed by calling your financial institution to request the redemption. Shares will be redeemed at the net asset value, less any applicable contingent deferred sales charge next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions (such as banks) must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.
                           REDEEMING SHARES BY TELEPHONE
    Shares may be redeemed in any amount by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp.
    Proceeds will be mailed in the form of a check, to the shareholder's address of record or by wire transfer to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared.
    Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.
                              REDEEMING SHARES BY MAIL
    Shares may be redeemed in any amount by mailing a written request to:
    Federated Services Company, Fund Name, Fund Class, P.O. Box 8600, Boston, Massachusetts 02266-8600.
    The written request should state: Fund Name and the Class designation; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered.




    It is recommended that any share certificates be sent by insured mail with the written request.
    Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a bank which is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange, or any other "eligible guarantor institution," as defined by the Securities and Exchange Act of 1934, as amended. The Fund does not accept signatures guaranteed by a notary public.
    The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.
    SPECIAL REDEMPTION FEATURES
                           SYSTEMATIC WITHDRAWAL PROGRAM
    Shareholders who desire to receive payments of a predetermined amount not less than $100 may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder.
    Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his financial institution. Due to the fact that Class A Shares are sold with a sales load, it is not advisable for shareholders to continue to purchase Class A Shares while participating in this program. A contingent deferred sales charge may be imposed on Class B Shares and Class C Shares.
    CONTINGENT DEFERRED SALES CHARGE
    Shareholders may be subject to a contingent deferred sales charge upon redemption of their Shares under the following circumstances:
                                   CLASS A SHARES
    Class A Shares purchased under a periodic special offering with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales load and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of .50 of 1.00% for redemptions made within one full year of purchase. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption.
                                   CLASS B SHARES
    Shareholders redeeming Class B Shares from their Fund accounts within six full years of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's distributor. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption in accordance with the following schedule:
                                  CONTINGENT




      YEAR OF REDEMPTION           DEFERRED
        AFTER PURCHASE            SALES CHARGE
          First                    5.50%
          Second                   4.75%
          Third                    4%
          Fourth                   3%
          Fifth                    2%
          Sixth                    1%
          Seventh and thereafter   0%
                                   CLASS C SHARES
    Shareholders redeeming Class C Shares from their Fund accounts within one full year of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's distributor of 1.00%. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption.
                 CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES
    The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. The contingent deferred sales charge will not be imposed with respect to: (1) Shares acquired through the reinvestment of dividends or distributions of long-term capital gains; and (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. In computing the amount of the applicable contingent deferred sales charge, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares; (3) Shares held for less than six years with respect to Class B Shares and less than one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares on a first-in, first-out basis. A contingent deferred sales charge is not assessed in connection with an exchange of Fund Shares for shares of other funds in the Liberty Family of Funds in the same class (see "Exchange Privilege"). Any contingent deferred sales charge imposed at the time the exchanged-for Shares are redeemed is calculated as if the shareholder had held the shares from the date on which he became a shareholder of the exchanged-from Shares. Moreover, the contingent deferred sales charge will be eliminated with respect to certain redemptions (see "Elimination of Contingent Deferred Sales Charge").
    ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE
    The contingent deferred sales charge will be eliminated with respect to the following redemptions: (1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; (2) redemptions representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2; and (3) involuntary redemptions by the Fund of Shares in shareholder accounts that do not comply with the minimum balance requirements. No contingent deferred sales charge will be imposed on redemptions of Shares held by Directors, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor; employees of any financial institution that sells Shares of the Fund pursuant to a sales agreement with the distributor; and spouses and children under the age of 21 of the aforementioned persons. Finally, no contingent deferred sales charge will be imposed on the redemption of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940, as amended, or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial institution, to the extent that no payments were advanced for purchases made through such entities. The Directors reserve the right to discontinue elimination of the contingent deferred sales charge. Shareholders will be notified of such elimination. Any Shares purchased prior to the termination of such waiver would have the contingent deferred sales charge eliminated as provided in the Fund's prospectus at the time of the purchase of the Shares. If a shareholder making a redemption qualifies for an elimination of the contingent deferred sales charge, the shareholder must notify Federated Securities Corp. or the transfer agent in writing that he is entitled to such elimination.
                           ACCOUNT AND SHARE INFORMATION
                           CERTIFICATES AND CONFIRMATIONS
    As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested in writing to Federated Services Company.
    Detailed confirmations of each purchase and redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during that month.
                                     DIVIDENDS
    Dividends are declared and paid annually to all shareholders invested in the Fund on the record date. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date net asset value without a sales load, unless shareholders request cash payments on the new account form or by contacting the transfer agent. All shareholders on the record date are entitled to the dividend. If Shares are redeemed or exchanged prior to the record date or purchased after the record date, those Shares are not entitled to that year's dividend.
                                   CAPITAL GAINS
    Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months.
                             ACCOUNTS WITH LOW BALANCES
    Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account, except retirement plans, and pay the proceeds to the shareholder if the account balance falls below the Class A Share required minimum value of $500 or the required minimum value of $1,500 for Class B Shares and Class C Shares. This requirement does not apply, however, if the balance falls below the required minimum value because of changes in the net asset value of the respective Share Class. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.
                              CORPORATION INFORMATION
    MANAGEMENT OF THE CORPORATION
                                 BOARD OF DIRECTORS
    The Corporation is managed by a Board of Directors. The Directors are responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.
                                 INVESTMENT ADVISER




    Investment decisions for the Fund are made by Federated Global Research Corp., the Fund's investment adviser, subject to direction by the Directors. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.
                                   ADVISORY FEES
    The Adviser receives an annual investment advisory fee equal to 1.25% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar objectives and policies. Under the investment advisory contract, which provides for the voluntary waiver of the advisory fee by the Adviser, the Adviser may voluntarily waive some or all of its fee. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities. The Adviser can terminate this voluntary waiver at any time in its sole discretion. The Adviser has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.
                                ADVISER'S BACKGROUND
    Federated Global Research Corp., incorporated in Delaware on May 12, 1995, is a registered investment adviser under the Investment Advisers Act of 1940, as amended. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the Trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.
    Federated Global Research Corp. and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.
    Drew J. Collins has been the Fund's portfolio manager its inception. Mr. Collins joined Federated Investors in 1995 as a Senior Vice President of the Fund's investment adviser. Mr. Collins served as Vice President/Portfolio Manager of international equity portfolios at Arnold and S. Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the University of Pennsylvania.
    Henry A. Frantzen has been the Fund's portfolio manager its inception. Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Fund's investment adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995. He was the Executive Vice President and Director of Equities at Oppenheimer Management Corporation from 1989 to 1991. Mr. Frantzen received his B.S. in finance and marketing from the University of North Dakota.
    Tracy P. Stouffer has been the Fund's portfolio manager since its inception. Ms. Stouffer joined Federated Investors in 1995 as a Vice President of the Fund's investment adviser. Ms. Stouffer served as Vice




    President/Portfolio Manager of international equity funds at Clariden Asset Managemnet (NY) Inc. from 1988 to 1995. Ms. Stouffer is a Chartered Financial Analyst and received her M.B.A. in marketing from the University of Western Ontario, Canada.
    Both the Corporation and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Directors, and could result in severe penalties.
    DISTRIBUTION OF SHARES
    Federated Securities Corp. is the principal distributor for Shares of the Fund. Federated Securities Corp. is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.
    The distributor may offer to pay financial institutions an amount equal to 1% of the net asset value of Class C Shares purchased by their clients or customers at the time of purchase. These payments will be made directly by the distributor from its assets, and will not be made from assets of the Fund. Financial institutions may elect to waive the initial payment described above; such waiver will result in the waiver by the Fund of the otherwise applicable contingent deferred sales charge.
    The distributor will pay dealers an amount equal to 5.5% of the net asset value of Class B Shares purchased by their clients or customers. These payments will be made directly by the distributor from its assets, and will not be made from the assets of the Fund. Dealers may voluntarily waive receipt of all or any portion of these payments. The distributor may pay a portion of the distribution fee discussed below to financial institutions that waive all or any portion of the advance payments.
                     DISTRIBUTION PLAN AND SHAREHOLDER SERVICES
    Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the distributor may be paid a fee in an amount computed at an annual rate of up to .25 of 1% for Class A Shares and up to .75 of 1% for Class B Shares and Class C Shares of the average daily net assets of each class of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The Fund does not currently make payments to the distributor or charge a fee under the Distribution Plan for Class A Shares, and shareholders of Class A Shares will be notified if the Fund intends to charge a fee under the Distribution Plan. For Class A Shares and Class C Shares, the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers. With respect to Class B Shares, because distribution fees to be paid by the Fund to the distributor may not exceed an annual rate of .75 of 1% of Class B Shares' average daily net assets, it will take the distributor a number of years to recoup the expenses it has incurred for its sales services and distribution-related support services pursuant to the Plan.




    The Distribution Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by Shares under the Plan.
    In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25 of 1% of the average daily net asset value of Class A Shares, Class B Shares, and Class C Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts ("Shareholder Services"). Under the Shareholder Services Agreement, Federated Shareholder Services will either perform Shareholder Services directly or will select financial institutions to perform Shareholder Services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.
    In addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of sales services, distribution-related support services, or shareholder services.
    The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Directors will consider appropriate changes in the services.
    State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state laws.
                      OTHER PAYMENTS TO FINANCIAL INSTITUTIONS
    Federated Securities Corp. will pay financial institutions, at the time of purchase of Class A Shares, an amount equal to .50 of 1% of the net asset value of Class A Shares purchased by their clients or customers under certain qualified retirement plans as approved by Federated Securities Corp. (Such payments are subject to a reclaim from the financial institution should the assets leave the program within 12 months after purchase.)
    Furthermore, with respect to Class A Shares, Class B Shares, and Class C Shares, the distributor may offer to pay a fee from its own assets to financial institutions as financial assistance for providing substantial marketing and sales support. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates.




    ADMINISTRATION OF THE FUND
                              ADMINISTRATIVE SERVICES
    Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate which relates to the average aggregate daily net assets of all Federated Funds as specified below:


               MAXIMUM                  AVERAGE AGGREGATE DAILY NET
            ADMINISTRATIVE FEE          ASSETS OF THE FEDERATED FUNDS
               .15 of 1%                on the first $250 million
               .125 of 1%               on the next $250 million
               .10 of 1%                on the next $250 million
               .075 of 1%               on assets in excess of $750 million
    The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.
                                     CUSTODIAN
    State Street Bank and Trust Company, P.O. Box 8600, Boston, Massachusetts 02266-8600, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.
                    TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
    Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600, is transfer agent for the Shares of the Fund, and dividend disbursing agent for the Fund.




                                INDEPENDENT AUDITORS
    The independent auditors for the Fund are Ernst & Young LLP, One Oxford Centre, Pittsburgh, Pennsylvania 15219.
    EXPENSES OF THE FUND AND CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES Holders of Class A Shares, Class B Shares, and Class C Shares pay their allocable portion of Corporation and portfolio expenses.
    The Corporation expenses for which holders of Class A Shares, Class B Shares, and Class C Shares pay their allocable portion include, but are not limited to: the cost of organizing the Corporation and continuing its existence; registering the Corporation with federal and state securities authorities; Directors' fees; auditors' fees; the cost of meetings of Directors; legal fees of the Corporation; association membership dues; and such non-recurring and extraordinary items as may arise from time to time. The portfolio expenses for which holders of Class A Shares, Class B Shares, and Class C Shares pay their allocable portion include, but are not limited to: registering the portfolio and Class A Shares, Class B Shares, and Class C Shares of the portfolio; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise from time to time.
    At present, the only expenses which are allocated specifically to Class A Shares, Class B Shares, and Class C Shares as classes are expenses under the Corporation's Distribution Plan and fees for Shareholder Services. However, the Directors reserve the right to allocate certain other expenses to holders of Class A Shares, Class B Shares and Class C Shares as they deem appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: distribution fees; transfer agent fees as identified by the transfer agent as attributable to holders of Class A Shares, Class B Shares, and Class C Shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and to state securities commissions; expenses related to administrative personnel and services as required to support holders of Class A Shares, Class B Shares, and Class C Shares; legal fees relating solely to Class A Shares, Class B Shares, or Class C Shares; and Directors' fees incurred as a result of issues related solely to Class A Shares, Class B Shares, or Class C Shares.
    BROKERAGE TRANSACTIONS
    When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Directors.
                              SHAREHOLDER INFORMATION
    VOTING RIGHTS
    Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of each Fund or class in the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.
    As a Maryland corporation, the Corporation is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Corporation's or the Fund's operation and for the election of Directors under certain circumstances.




    Directors may be removed by the Directors or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the written request of shareholders owning at least 10% of the Corporation's outstanding shares of all series entitled to vote.
                                  TAX INFORMATION
    FEDERAL INCOME TAX
    The Fund will pay no federal income tax because it expects to meet requirements of the Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. However, the Fund may invest in the stock of certain foreign corporations which would constitute a Passive Foreign Investment Company ("PFIC"). Federal income taxes may be imposed on the Fund upon disposition of PFIC investments.
    The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Corporation's other portfolios will not be combined for tax purposes with those realized by the Fund.
    Investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduced tax rates or exemptions on this income. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is unknown. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.
    Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed.
    Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.
    If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Furthermore, shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.
    PENNSYLVANIA PERSONAL PROPERTY TAXES
    Shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.
    Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.
                              PERFORMANCE INFORMATION
    From time to time, the Fund advertises its total return and yield for each class of Shares.
    Total return represents the change, over a specific period of time, in the value of an investment in each class of Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.
    The yield of each class of Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by each class of Shares over a thirty-day period by the maximum offering price per share of each class on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by each class of Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
    The performance information reflects the effect of non-recurring charges, such as the maximum sales load or contingent deferred sales charges, which, if excluded, would increase the total return and yield.
    Total return and yield will be calculated separately for Class A Shares, Class B Shares, and Class C Shares. Expense differences among Class A Shares, Class B Shares, and Class C Shares may affect the performance of each class.
    From time to time, advertisements for Class A Shares, Class B Shares, and Class C Shares of the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Class A Shares, Class B Shares, and Class C Shares to certain indices.

                                FEDERATED INTERNATIONAL SMALL COMPANY FUND
                                (A portfolio of World Investment Series, Inc.)

                                Class A Shares
                                Class B Shares
                                Class C Shares


                                      Combined Prospectus
                                      An Open-End, Diversified
                                      Management
                                      Investment Company

                                      February 13,  1996



         FEDERATED SECURITIES CORP.


          Distributor
          Cusip #s
                    ---------
          G01473-02a(2/96)
          A subsidiary of FEDERATED INVESTORS
          Federated Investors Tower
          Pittsburgh, PA  15222-3779

FEDERATED INTERNATIONAL SMALL COMPANY FUND
(A portfolio of World Investment Series, Inc.)
Class A Shares

Prospectus

    The Class A Shares of Federated International Small Company Fund (the "Fund") represent interests in a diversified portfolio of World Investment Series, Inc. (the "Corporation"), an open-end management investment company (a mutual fund). The investment objective of the Fund is to provide long-term growth of capital. Any income received from the portfolio is incidental. The Fund pursues its investment objective by investing primarily in a professionally managed portfolio of equity securities of small foreign companies.
    THE CLASS A SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE CLASS A SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.




    This prospectus contains the information you should read and know before you invest in the Class A Shares of the Fund. Keep this prospectus for future reference.
    The Fund has also filed a Combined Statement of Additional Information for Class A Shares, Class B Shares, and Class C Shares dated February 13, 1996, with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information, which is in paper form only, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information or to make inquiries about the Fund, contact your financial institution.
    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
    Prospectus dated February 13, 1996





    SUMMARY OF FUND EXPENSES

                     FEDERATED INTERNATIONAL SMALL COMPANY FUND

                                   CLASS A SHARES
                          SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Load Imposed on Purchases (as a percentage of offering price)
       ....................................................5.50%
    Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of
      offering price) .....................................   None
    Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)(1)
      0.00%
    Redemption Fee (as a percentage of amount redeemed, if applicable)
       ....................................................None
    Exchange Fee ..........................................   None

                      ANNUAL CLASS A SHARES OPERATING EXPENSES
                 (As a percentage of projected average net assets)*
    Management Fee (after waiver)(2) ......................      %
    12b-1 Fee (3) .........................................      %
    Total Other Expenses ..................................      %
      Shareholder Services Fee ....................      %




          Total Class A Shares Operating Expenses (4)......      %
    (1)

      Class A Shares purchased with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales load and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of 0.50 of 1.00% for redemptions made within one full year of purchase. (See "Contingent Deferred Sales Charge.")
    (2)

      The estimated Management Fee has been reduced to reflect the anticipated voluntary waiver of a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time at its sole
      discretion.  The maximum management fee is      %.
                                                 -----
    (3)

      Class A Shares have no present intention of paying or accruing the 12b-1 fee during the fiscal year ending November 30, 1996. If Class A Shares were paying or accruing the 12b-1 fee, Class A Shares would be able to pay up to 0.25% of its average daily net assets for the 12b-1 fee. See "Corporation Information."




    (4)

      The Total Class A Shares Operating Expenses are estimated to be       %
                                                                      ------
      absent the anticipated voluntary waiver of a portion of the Management
      Fee.
    * Total Class A Shares Operating Expenses are estimated based on average expenses expected to be incurred during the period ending November 30, 1996. During the course of this period, expenses may be more or less than the average amount shown.

    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class A Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "What Shares Cost" and "Corporation Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

    EXAMPLE                                       1 year  3 years
    You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end
       of each time period ....................   $         $
                                                   --        --
    You would pay the following expenses on the same investment,




       assuming no redemption .................   $         $
                                                   --        --

    The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. This example is based on estimated data for the Class A Shares' fiscal year ending November 30, 1996.



    GENERAL INFORMATION

    The Corporation was established under the laws of the State of Maryland on January 25, 1994. The Corporation's address is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. The Articles of Incorporation permit the Corporation to offer separate series of shares representing interests in separate portfolios of securities. As of the date of this prospectus, the Board of Directors (the "Directors") has established three classes of shares for the Fund, known as Class A Shares, Class B Shares, and Class C Shares. This prospectus relates only to Class A Shares (the "Shares") of the Fund.
    Shares of the Fund are designed for individuals and institutions seeking long-term growth of capital by investing primarily in a portfolio of equity securities of small foreign companies.




    For information on how to purchase Shares of the Fund, please refer to "How to Purchase Shares." The minimum initial investment for Class A Shares is $500. However, the minimum initial investment for a retirement account is $50. Subsequent investments must be in amounts of at least $100, except for retirement plans which must be in amounts of at least $50.
    In general, Class A Shares are sold at net asset value plus the applicable sales load and are redeemed at net asset value. However, a contingent deferred sales charge is imposed under certain circumstances. For a more complete description, see "How to Redeem Shares."
    In addition, the Fund pays a shareholder services fee at an annual rate not to exceed 0.25% of average daily net assets.
    Investors should be aware of the following general observations. The Fund may make certain investments and employ certain investment techniques that involve risks, including, but not limited to, entering into repurchase agreements, lending portfolio securities, investing in restricted and illiquid securities, investing in securities on a when-issued and delayed delivery basis, writing call options and investing in foreign securities. The Fund's current net asset value and offering price can be found in the mutual funds section of local newspapers under "Federated Liberty Funds."




    LIBERTY FAMILY OF FUNDS

    This Fund is a member of a family of mutual funds, collectively known as the Liberty Family of Funds. The other funds in the Liberty Family of Funds are:
      o American Leaders Fund, Inc., providing growth of capital and income through high-quality stocks;
      o Capital Growth Fund, providing appreciation of capital primarily through equity securities;
      o Federated Asia Pacific Growth Fund, providing long-term growth of capital by investing in equity securities of companies located in Asia and the Pacific Rim;
      o Federated Bond Fund, providing current income through high-quality corporate debt;
      o Federated Emerging Markets Fund, providing long-term growth of capital by investing in equity securities of large and small companies domiciled in or having primary operations in emerging markets;
      o Federated European Growth Fund, providing long-term growth of capital through investments primarily in the equity securities of European companies;
      o Federated Growth Strategies Fund, providing appreciation of capital primarily through equity securities of companies with prospects for above-average growth in earnings and dividends;




      o Federated International Equity Fund, providing long-term capital growth and income through international securities;
      o Federated International Income Fund, providing a high level of current income consistent with prudent investment risk through high-quality debt securities denominated primarily in foreign currencies;
      o Federated Latin American Growth Fund, providing long-term growth of capital by investing in equity securities of companies located in Latin America;
      o Federated Small Cap Strategies Fund, providing capital appreciation through common stocks of small capitalization companies;
      o Fund for U.S. Government Securities, Inc., providing current income through long-term U.S. government securities;
      o Liberty Equity Income Fund, Inc., providing above-average income and capital appreciation through income producing equity securities;
      o Liberty High Income Bond Fund, Inc., providing high current income through high-yielding, lower-rated corporate bonds;
      o Liberty Municipal Securities Fund, Inc., providing a high level of current income exempt from federal regular income tax through municipal bonds;
      o Liberty U.S. Government Money Market Trust, providing current income consistent with stability of principal through high-quality U.S. government securities;




      o Liberty Utility Fund, Inc., providing current income and long-term growth of income, primarily through electric, gas, and communications utilities;
      o Limited Term Fund, providing a high level of current income consistent with minimum fluctuation in principal value through investment grade securities;
      o Limited Term Municipal Fund, providing a high level of current income exempt from federal regular income tax consistent with the preservation of principal, primarily limited to municipal securities;
      o Michigan Intermediate Municipal Trust, providing current income exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan and Michigan municipalities, primarily through Michigan municipal securities;
      o Pennsylvania Municipal Income Fund, providing current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania, primarily through Pennsylvania municipal securities;
      o Strategic Income Fund, providing a high level of current income, primarily through domestic and foreign corporate debt obligations;
      o Tax-Free Instruments Trust, providing current income consistent with stability of principal and exempt from federal income tax, through high-quality, short-term municipal securities; and




      o World Utility Fund, providing total return primarily through securities issued by domestic and foreign companies in the utilities industries.
    Prospectuses for these funds are available by writing to Federated Securities Corp.
    Each of the funds may also invest in certain other types of securities as described in each fund's prospectus.
    The Liberty Family of Funds provides flexibility and diversification for an investor's long-term investment planning. It enables an investor to meet the challenges of changing market conditions by offering convenient exchange privileges which give access to various investment vehicles and by providing the investment services of proven, professional investment advisers.
    Shareholders of Class A Shares who have been designated as Liberty Life Members are exempt from sales loads on future purchases in and exchanges between the Class A Shares of any funds in the Liberty Family of Funds, as long as they maintain a $500 balance in one of the Liberty Funds. INVESTMENT INFORMATION

    INVESTMENT OBJECTIVE
    The investment objective of the Fund is to provide long-term growth of capital. Any income received from the portfolio is incidental. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.
    INVESTMENT POLICIES
    The Fund pursues its investment objective by investing primarily in a professionally managed and diversified portfolio of equity securities of small foreign companies. Under normal market conditions, the Fund intends to invest at least 65% of its total assets in equity securities of companies that have a market capitalization at the time of purchase of $1.5 billion or less, where market capitalization is calculated by multiplying the total number of outstanding shares of common stock of the company by the market price of the stock. The Fund applies a U.S. size standard on an international basis. Therefore, a small company investment outside the U.S. might rank above the lowest 20% by market capitalization in local markets and, in fact, might in some countries rank among the largest companies in terms of capitalization. These companies will be located in at least three foreign countries.
    The Fund expects to diversify investments in markets outside of the United States, including markets in Asia, Europe, Latin America, the Indian sub-continent, the Middle East and Africa. The Fund may invest in countries other than those defined above if, in the opinion of the Fund's investment adviser, they offer opportunities to pursue the Fund's investment objective.




    Unless indicated otherwise, the investment policies of the Fund may be changed by the Directors without the approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.
    SMALL CAPITALIZATION COMPANIES

    Small capitalization companies are those companies that have a market capitalization of $1.5 billion or less at the time of purchase. Small capitalization companies are positioned for rapid growth in revenues or earnings and assets, characteristics which may provide for significant capital appreciation. Small companies often pay no dividends and current income is not a factor in the selection of stocks. Smaller companies often have limited product lines, markets, or financial resources, and they may be dependent upon one or a few key people for management. (See "Risk Considerations of Small Capitalization Companies").
    The Fund has the flexibility to invest in any region of the world. It can invest in companies based in emerging markets, typically in the Far East, Latin America and Eastern Europe, as well as in firms operating in developed economies, such as those of Canada, Japan and Western Europe. The Fund applies a U.S. size standard on a global basis. Therefore, a small company investment outside the U.S. might rank above the lowest 20% by market capitalization in local markets and, in fact, might in some countries rank among the largest companies in terms of capitalization.




    ACCEPTABLE INVESTMENTS

    The equity securities in which the Fund may invest include common stock, preferred stock (either convertible or non-convertible), sponsored or unsponsored depositary receipts or shares, and warrants, including other substantially similar forms of equity with comparable risk characteristics as well as other forms which may be developed in the future. Securities may be purchased on securities exchanges, traded over-the-counter, or have no organized market. The Fund may also purchase corporate and government fixed income securities denominated in currencies other than U.S. dollars; enter into forward commitments, repurchase agreements and foreign currency transactions; maintain reserves in foreign or U.S. money market instruments; and purchase options and financial futures contracts.
    COMMON AND PREFERRED STOCK

    Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.
    In selecting securities, the investment adviser typically evaluates industry trends, a company's financial strength, its competitive position in domestic and export markets, technology, recent developments and profitability, together with overall growth prospects. Other considerations generally include quality and depth of management, government regulation, and availability and cost of labor and raw materials. Investment decisions are made without regard to arbitrary criteria as to minimum asset size, debt-equity ratios or dividend history of portfolio companies.
    DEPOSITARY RECEIPTS

    The Fund may invest in foreign issuers by purchasing sponsored or unsponsored securities representing underlying international securities such as American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), Global Depositary Certificates ("GDCs"), International Depositary Receipts ("IDRs"), and Russian Depositary Certificates ("RDCs") or securities convertible into foreign equity securities. ADRs and ADSs typically are issued by a United States bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), GDRs, GDCs, IDRs and RDCs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. ADRs, ADSs, CDRs, EDRs, GDRs, GDCs, IDRs, and RDCs are collectively known as "Depositary Receipts." Depositary Receipts may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored Depositary Receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.
    DEBT SECURITIES

    In pursuit of the Fund's objective of long-term growth of capital, the Fund may invest up to 35% of its total assets in debt securities. Capital appreciation in debt securities may arise as a result of favorable changes in the creditworthiness of issuers, relative interest rate levels, or relative foreign exchange rates. Any income received from debt securities will be incidental to the Fund's objective of long-term growth of capital. These debt obligations consist of U.S. and foreign government securities and corporate debt securities, including, but not limited to, Samurai and Yankee bonds, Eurobonds and depositary receipts. The issuers of such debt securities may or may not be domiciled in emerging countries.
    The debt securities in which the Fund may invest may be rated, at the time of purchase, BB or lower by Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service ("Fitch") or Ba or lower by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, are of comparable quality as determined by the investment adviser. The prices of fixed income securities generally fluctuate inversely to the direction of interest rates. CONVERTIBLE SECURITIES

    The Fund may invest in convertible securities rated, at the time of purchase, BB or lower by S&P or Fitch or Ba or lower by Moody's, or, if unrated, are of comparable quality as determined by the investment adviser. (If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so.)




    Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible bonds, convertible preferred stock or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of different investment strategies. In selecting a convertible security, the investment adviser evaluates the investment characteristics of the convertible security as a fixed income investment, and the investment potential of the underlying security for capital appreciation.
    INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

    Due to restrictions on direct investment by foreign entities in certain foreign countries, investments in other investment companies may be the most practical or only manner in which the Fund can participate in the securities markets of such countries. The Fund may also invest in other investment companies for the purpose of investing its short term cash on a temporary basis. The Fund may invest up to 10% of its total assets in the securities of other investment companies. To the extent that the Fund invests in securities issued by other investment companies, the Fund will indirectly bear its proportionate share of any fees and expenses paid by such companies, in addition to the fees and expenses payable directly by the Fund.
    RESTRICTED AND ILLIQUID SECURITIES

    The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Restricted securities may be issued by new and early stage companies which may include a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expense of registration. The Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Directors to be liquid, over-the counter options, swap agreements not determined to be liquid, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.
    REPURCHASE AGREEMENTS

    The Fund may invest in repurchase agreements. Repurchase agreements are arrangements by which the Fund purchases a security for cash and obtains a simultaneous commitment from the seller (usually a bank or broker/dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default. In such a case, the Fund may incur costs in disposing of the security which would increase Fund expenses. The investment adviser will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.
    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

    The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for different times in the future. The seller's failure to complete these transactions may cause the




    Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.
    The Fund may dispose of a commitment prior to settlement if the investment adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.
    LENDING OF PORTFOLIO SECURITIES

    In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Directors and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times.
    There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may,




    therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.
    TEMPORARY INVESTMENTS

    For temporary defensive purposes, when the investment adviser determines that market conditions warrant (up to 100% of total assets) and to maintain liquidity (up to 20% of total assets), the Fund may invest in U.S. and foreign debt instruments as well as cash or cash equivalents, including foreign and domestic money market instruments, short-term government and corporate obligations, and repurchase agreements.
    FORWARD COMMITMENTS

    Forward commitments are contracts to purchase securities for a fixed price at a date beyond customary settlement time. The Fund may enter into these contracts if liquid securities in amounts sufficient to meet the purchase price are segregated on the Fund's records at the trade date and maintained until the transaction has been settled. Risk is involved if the value of the security declines before settlement. Although the Fund enters into forward commitments with the intention of acquiring the security, it may dispose of the commitment prior to settlement and realize short-term profit or loss.




    FOREIGN CURRENCY TRANSACTIONS

    The Fund will enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot (i.e., cash) basis at prevailing rates or through forward foreign currency exchange contracts. The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although foreign currency exchanges may be used by the Fund to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund. Further, the Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations. Cross-hedging transactions by the Fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability that is the subject of the hedge.




    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

    A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties.
    Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated and are maintained until the contract has been settled. The Fund will not enter into a forward contract with a term of more than one year. The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between trade date and settlement date will vary between 24 hours and 60 days, depending upon local custom.
    The Fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the investment adviser will consider the likelihood of changes in currency values when making investment decisions, the investment adviser believes that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the value of the Fund's assets denominated in that currency at the time the contract was initiated, but as consistent with their other investment policies and as not otherwise limited in their ability to use this strategy.
    OPTIONS

    The Fund may deal in options on foreign currencies, securities, and securities indices, and on futures contracts involving these items, which options may be listed for trading on an international securities exchange or traded over-the-counter. The Fund may use options to manage interest rate and currency risks. The Fund may also write covered call options and secured put options to generate income or lock in gains. The Fund may write covered call options and secured put options on up to 25% of its net assets and may purchase put and call options provided that no more than 5% of the fair market value of its net assets may be invested in premiums on such options.
    A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying currency, security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying currency, security or other asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow, and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is the risk that the Fund may be required to take delivery of the underlying asset at a disadvantageous price.
    Over-the-counter options ("OTC options") differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience material losses. However, in writing options, the premium is paid in advance by the dealer. OTC options, which may not be continuously liquid, are available for a greater variety of assets, and with a wider range of expiration dates and exercise prices, than are exchange traded options.
    It is not certain that a secondary market for positions in options, or futures contracts (see below), will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market. FUTURES AND OPTIONS ON FUTURES

    The Fund may enter into futures contracts involving foreign currency, securities, and securities indices, or options thereon, for bona fide hedging purposes. The Fund may also enter into such futures contracts or related options for purposes other than bona fide hedging if the aggregate amount of initial margin deposits exclusive of the margin needed for foreign currency hedging, on the Fund's futures and related options positions would not exceed 5% of the net liquidation value of the Fund's assets, provided further that in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. In addition, the Fund may not sell futures contracts if the value of such futures contracts exceeds the total market value of the Fund's portfolio securities. Futures contracts and options thereon sold by the Fund are generally subject to segregation and coverage requirements established by either the Commodities Futures Trading Commission ("CFTC") or the Securities and Exchange Commission ("SEC"), with the result that, if the Fund does not hold the instrument underlying the futures contract or option, the Fund will be required to segregate on an ongoing basis with its custodian cash, U.S. government securities, or other liquid high grade debt obligations in an amount at least equal to the Fund's obligations with respect to such instruments.
    The Fund may enter into securities index futures contracts and purchase and write put and call options on securities index futures contracts that are traded on regulated exchanges, including non-U.S. exchanges, to the extent permitted by the CFTC. Securities index futures contracts are based on indexes that reflect the market value of securities of the firms included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.
    The Fund may enter into securities index futures contracts to sell a securities index in anticipation of or during a market decline to attempt to offset the decrease in market value of securities in its portfolio that might otherwise result. When the Fund is not fully invested and anticipates a significant market advance, it may enter into futures contracts to purchase the index in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that it intends to purchase. In many of these transactions, the Fund will purchase such securities upon termination of the futures position but, depending on market conditions, a futures position may be terminated without the corresponding purchases of common stock. The Fund may also invest in securities index futures contracts when the investment adviser believes such investment is more efficient, liquid, or cost-effective than investing directly in the securities underlying the index.
    An option on a securities index futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a securities index futures contract. The Fund may purchase and write put and call options on securities index futures contracts in order to hedge all or a portion of its investment and may enter into closing purchase transactions with respect to written options in order to terminate existing positions. There is no guarantee that such closing transactions can be effected. The Fund may also invest in options on securities index futures contracts when the investment adviser believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or in the securities underlying the index, or when the futures contract or underlying securities are not available for investment upon favorable terms.
    The use of futures and related options involves special consideration and risks, for example, (1) the ability of the Fund to utilize futures successfully will depend on the investment adviser's ability to predict pertinent market movements; (2) there might be imperfect correlation, or even no correlation, between the change in market value of the securities held by the Fund and the prices of the futures and options thereon relating to the securities purchased or sold by the Fund. The use of futures and related options may reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements but they can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in positions. No assurance can be given that the investment adviser's judgment in this respect will be correct.
    It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.
    New futures contracts, options thereon, and other financial products and risk management techniques continue to be developed. The Fund may use these investments and techniques to the extent consistent with its investment objectives and regulatory and federal tax considerations.
    SWAP AGREEMENTS

    As one way of managing its exposure to different types of investments, the Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments, its share price and yield.
    Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements to reduce its exposure through offsetting transactions. When the Fund enters into a swap agreement, assets of the Fund equal to the value of the swap agreement will be segregated by the Fund.
    RISK CHARACTERISTICS OF FOREIGN SECURITIES

    Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments. In an attempt to reduce some of these risks, the Fund diversifies its investments broadly among foreign countries which may include both developed and developing countries.
    The Fund may take advantage of the unusual opportunities for higher returns available from investing in developing countries. These investments carry considerably more volatility and risk because they generally are associated with less mature economies and less stable political systems.




    The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Further, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
    Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations.
    Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some countries. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.
    With respect to any foreign country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, governmental regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the Fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside of the United States.
    Brokerage commissions, custodial services, and other costs relating to investment may be more expensive than in the United States. Foreign markets may have different clearance and settlement procedures such as requiring payment for securities before delivery. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.




    CURRENCY RISKS. Because the majority of securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of Fund assets denominated in the currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar the value of Fund assets denominated in that currency will decrease. Under the United States Internal Revenue Code, as amended (the "Code"), the Fund is required to separately account for the foreign currency component of gains or losses, which will usually be viewed under the Code as items of ordinary and distributable income or loss, thus affecting the Fund's distributable income. (See "Federal Income Tax").
    The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. dollars, the Fund will not convert its holdings of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur conversion costs.




    Foreign exchange dealers may realize a profit on the difference between the price at which they buy and sell currencies.
    FOREIGN COMPANIES. Other differences between investing in foreign and U.S. companies include:
    . less publicly available information about foreign issuers;
    . credit risks associated with certain foreign governments;
    . the lack of uniform accounting, auditing, and financial reporting standards and practices or regulatory requirements comparable to those applicable to U.S. companies;
    . less readily available market quotations on foreign issues;
    . differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks;
    . differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments;
    . the limited size of many foreign securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of securities;
    . the likelihood that securities of foreign issuers may be less liquid or more volatile;
    . foreign brokerage commissions may be higher;
    . unreliable mail service between countries;




    . political or financial changes which adversely affect investments in some countries;
    . increased risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities;
    . certain markets may require payment for securities before delivery;
    . religious and ethnic instability; and
    . certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests.
    U.S. GOVERNMENT POLICIES. In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors such as the Fund. Investors are advised that when such policies are instituted, the Fund will abide by them.
    RISK CONSIDERATIONS OF SMALL CAPITALIZATION COMPANIES

    There is typically less publicly available information concerning foreign and smaller companies than for domestic and larger, more established companies. Some small companies have limited product lines, distribution channels and financial and managerial resources. Also, because smaller companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Fund to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices. Some of the companies in which the Fund may invest may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel with varying degrees of experience.
    As with other mutual funds that invest primarily in equity securities, the Fund is subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time. However, because the Fund invests primarily in small capitalization stocks, there are some additional risks factors associated with investments in the Fund. In particular, stocks in the small capitalization sector may be more volatile in price than larger capitalization stocks. This is because, among other things, small companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting greater volatility, the stocks of small companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of small companies may decline in price as the prices of large company stocks rise or vice versa. Therefore, investors should expect that the Fund will be more volatile than, and may fluctuate independently of broad stock market indices.
    RISK CONSIDERATIONS IN  EMERGING MARKETS

    Investing in securities of issuers in emerging market countries involves exposure to significantly higher risk than investing in countries with developed markets. Emerging market countries may have economic structures that are generally less diverse and mature and political systems that can be expected to be less stable than those of developed countries.
    Securities prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, emerging market countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Such countries may also have restrictions on foreign ownership or prohibitions on the repatriation of assets, and may have less protection of property rights than developed countries.
    The economies of emerging market countries may be predominantly based on only a few industries or dependent on revenues from particular commodities or on international aid or development assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and in volatility in the price of securities traded on those markets. Also, securities markets in emerging market countries typically offer less regulatory protection for investors.




    RISK FACTORS RELATING TO INVESTING IN HIGH YIELD SECURITIES

    The debt securities in which the Fund invests are usually not in the three highest rating categories of a nationally recognized statistical rating organization (AAA, AA, or A for S&P or Fitch and Aaa, Aa, or A for Moody's), but are in the lower rating categories or are unrated, but are of comparable quality and have speculative characteristics or are speculative. Lower-rated bonds or unrated bonds are commonly referred to as "junk bonds." There is no minimal acceptable rating for a security to be purchased or held in the Fund's portfolio, and the Fund may, from time to time, purchase or hold debt securities rated in the lowest rating category. A description of the rating categories is contained in the Appendix to the Combined Statement of Additional Information.
    Debt obligations that are not determined to be investment grade are high-yield, high-risk bonds, typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. To a greater extent than investment grade bonds, lower-rated bonds tend to reflect short-term corporate, economic, and market developments, as well as investor perceptions of the issuer's credit quality. In addition, lower-rated bonds may be more difficult to dispose of or to value than higher-rated, lower-yielding bonds.
    The Fund's investment adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.
    INVESTMENT LIMITATIONS
    The Fund will not:
      o borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge its assets to secure such borrowings; or
      o with respect to 75% of its total assets, invest more than 5% of the value of its total assets in securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government and its agencies or instrumentalities, and repurchase agreements collateralized by such securities) or acquire more than 10% of the outstanding voting securities of any one issuer.
    The above investment limitations cannot be changed without shareholder approval.
    NET ASSET VALUE

    The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of Class A Shares in the market value of all securities and other assets of the Fund, subtracting the interest of Class A Shares in the liabilities of the Fund and those attributable to Class A Shares, and dividing the remainder by the total number of Class A Shares outstanding. The net asset value for Class A Shares may differ from that of Class B Shares and Class C Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.
    The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
    HOW TO PURCHASE SHARES

    Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial institution (such as a bank or broker/dealer which has a sales agreement with the distributor) or by wire or by check directly to the Fund, with a minimum initial investment of $500. Additional investments can be made for as little as $100. The minimum initial and subsequent investment for retirement plans is only $50. (Financial institutions may impose different minimum investment requirements on their customers.)
    In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased.
    WHAT SHARES COST
    Shares are sold at their net asset value next determined after an order is received, plus a sales load as follows:
                                                  SALES LOAD AS   DEALER
                                    SALES LOAD AS  A PERCENTAGE  CONCESSION
                                    A PERCENTAGE    OF NET      AS A PERCENTAGE
       AMOUNT OF                     OF OFFERING    AMOUNT         OF PUBLIC
       TRANSACTION                    PRICE       INVESTED     OFFERING PRICE
    Less than $50,000                 5.50%        5.82%          5.00%
    $50,000 but less than $100,000       4.50%          4.71%     4.00%
    $100,000 but less than $250,000      3.75%          3.90%     3.25%
    $250,000 but less than $500,000      2.50%          2.56%     2.25%
    $500,000 but less than $1 million    2.00%          2.04%     1.80%
    $1 million or greater                0.00%          0.00%     0.25%*
    * See sub-section entitled "Dealer Concession."
    No sales load is imposed for Shares purchased through bank trust departments, investment advisers registered under the Investment Advisers Act of 1940, as amended, or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or to shareholders designated as Liberty Life Members. However, investors who purchase Shares through a trust department, investment adviser, or retirement plan may be charged an additional service fee by the institution. Additionally, no sales load is imposed for Shares purchased through "wrap accounts" or similar programs, under which clients pay a fee or fees for services.
    DEALER CONCESSION

    For sales of Shares, a dealer will normally receive up to 90% of the applicable sales load. Any portion of the sales load which is not paid to a dealer will be retained by the distributor. However, the distributor may offer to pay dealers up to 100% of the sales load retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. On purchases of $1 million or more, the investor pays no sales load; however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Shares outstanding at each month end.
    The sales load for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp. Federated Securities Corp. may pay fees to banks out of the sales load in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of Shares.
    REDUCING OR ELIMINATING THE SALES LOAD

    The sales load can be reduced or eliminated on the purchase of Shares through:
      o quantity discounts and accumulated purchases;
      o concurrent purchases;
      o signing a 13-month letter of intent;




      o using the reinvestment privilege; or
      o purchases with proceeds from redemptions of unaffiliated investment company shares.
    QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES

    As shown in the table above, larger purchases reduce the sales load paid. The Fund will combine purchases of Shares made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales load. In addition, the sales load, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.
    If an additional purchase of Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Shares having a current value at the public offering price of $30,000 and he purchases $20,000 more at the current public offering price, the sales load on the additional purchase according to the schedule now in effect would be 4.50%, not 5.50%.
    To receive the sales load reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the purchase is made that Shares are already owned or that purchases are being combined. The Fund will reduce the sales load after it confirms the purchases.




    CONCURRENT PURCHASES

    For purposes of qualifying for a sales load reduction, a shareholder has the privilege of combining concurrent purchases of two or more funds in the Liberty Family of Funds, the purchase price of which includes a sales load. For example, if a shareholder concurrently invested $30,000 in one of the other funds in the Liberty Family of Funds with a sales load, and $20,000 in this Fund, the sales load would be reduced.
    To receive this sales load reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the concurrent purchases are made. The Fund will reduce the sales load after it confirms the purchases.
    LETTER OF INTENT

    If a shareholder intends to purchase at least $50,000 of shares of the funds in the Liberty Family of Funds (excluding money market funds) over the next 13 months, the sales load may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales load adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 5.50% of the total amount intended to be purchased in escrow (in Shares) until such purchase is completed.




     The Shares held in escrow in the shareholder's account will be released upon fulfillment of the letter of intent or the end of the 13-month period, whichever comes first. If the amount specified in the letter of intent is not purchased, an appropriate number of escrowed Shares may be redeemed in order to realize the difference in the sales load.
    While this letter of intent will not obligate the shareholder to purchase Shares, each purchase during the period will be at the sales load applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Shares of any fund in the Liberty Family of Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. Prior trade prices will not be adjusted.
    REINVESTMENT PRIVILEGE

    If Shares in the Fund have been redeemed, the shareholder has the privilege, within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales load. Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales load. If the shareholder redeems his Shares in the Fund, there may be tax consequences.




    PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF UNAFFILIATED INVESTMENT
    COMPANIES

    Investors may purchase Shares at net asset value, without a sales load, with the proceeds from the redemption of shares of an unaffiliated investment company that were purchased or sold with a sales load or commission and were not distributed by Federated Securities Corp. The purchase must be made within 60 days of the redemption, and Federated Securities Corp. must be notified by the investor in writing, or by his financial institution, at the time the purchase is made. From time to time, the Fund may offer dealers a payment of .50 of 1.00% for Shares purchased under this program. If Shares are purchased in this manner, Fund purchases will be subject to a contingent deferred sales charge for one year from the date of purchase. Shareholders will be notified prior to the implementation of any special offering as described above.
    PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION

    An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders placed through a financial institution are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.
    PURCHASING SHARES BY WIRE

    Once an account has been established, Shares may be purchased by wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received immediately. Payment for purchases which are subject to a sales load must be received within three business days following the order. Payment for purchases on which no sales load is imposed must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows:
    State Street Bank and Trust Company, Boston, Massachusetts; Attn: EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.




    PURCHASING SHARES BY CHECK

    Once an account has been established, Shares may be purchased by sending a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).
    SPECIAL PURCHASE FEATURES
    SYSTEMATIC INVESTMENT PROGRAM

    Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund at the net asset value next determined after an order is received by the Fund, plus the sales load, if applicable. Shareholders should contact their financial institution or the Fund to participate in this program.
    RETIREMENT PLANS

    Fund Shares can be purchased as an investment for retirement plans or IRA accounts. For further details, contact the Fund and consult a tax adviser.




    EXCHANGE PRIVILEGE

    Class A shareholders may exchange all or some of their Shares for Class A Shares of other funds in the Liberty Family of Funds at net asset value. Shareholders of Class A Shares may also exchange into certain other funds for which affiliates of Federated Investors serve as investment adviser or principal underwriter ("Federated Funds") which are sold with a sales load different from that of the Fund's or with no sales load, and which are advised by subsidiaries or affiliates of Federated Investors. These exchanges are made at net asset value plus the difference between the Fund's sales load already paid and any sales load of the Federated Fund into which the Shares are to be exchanged, if higher. Neither the Fund nor any of the funds in the Liberty Family of Funds imposes any additional fees on exchanges. Shareholders in certain other Federated Funds may exchange their shares in the Federated Funds for Class A Shares.
    REQUIREMENTS FOR EXCHANGE

    Shareholders using this privilege must exchange Shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made. This privilege is available to shareholders resident in any state in which the shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.
    Further information on the exchange privilege and prospectuses for the Liberty Family of Funds are available by contacting the Fund.
    TAX CONSEQUENCES

    An exercise of the exchange privilege is treated as a sale for federal income tax purposes. Depending upon the circumstances, a capital gain or loss may be realized.
    MAKING AN EXCHANGE

    Instructions for exchanges for the Liberty Family of Funds or certain Federated Funds may be given in writing or by telephone. Written instructions may require a signature guarantee. Shareholders of the Fund may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to Federated Services Company, 500 Victory Road--2nd Floor, North Quincy, Massachusetts 02171.




    TELEPHONE INSTRUCTIONS

    Telephone instructions made by the investor may be carried out only if a telephone authorization form completed by the investor is on file with the Fund. If the instructions are given by a broker, a telephone authorization form completed by the broker must be on file with the Fund. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Shares may be exchanged between two funds by telephone only if the two funds have identical shareholder registrations.
    Any Shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600 and deposited to the shareholder's account before being exchanged. Telephone exchange instructions are recorded and will be binding upon the shareholder. Such instructions will be processed as of 4:00 p.m. (Eastern time) and must be received by the Fund before that time for Shares to be exchanged the same day. Shareholders exchanging into a fund will begin receiving dividends the following business day. This privilege may be modified or terminated at any time.
    HOW  TO REDEEM SHARES

    Shares are redeemed at their net asset value, less any applicable contingent deferred sales charge, next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.
    REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION

    Shares of the Fund may be redeemed by calling your financial institution to request the redemption. Shares will be redeemed at the net asset value, less any applicable contingent deferred sales charge next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions (such as banks) must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.




    REDEEMING SHARES BY TELEPHONE

    Shares may be redeemed in any amount by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds will be mailed in the form of a check, to the shareholder's address of record or by wire transfer to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared.
    Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.
    REDEEMING SHARES BY MAIL

    Shares may be redeemed in any amount by mailing a written request to:
    Federated Services Company, Fund Name, Fund Class, P.O. Box 8600, Boston, Massachusetts 02266-8600.




    The written request should state: Fund Name and the Class designation; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. It is recommended that any share certificates be sent by insured mail with the written request.
    Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a bank which is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange, or any other "eligible guarantor institution," as defined by the Securities and Exchange Act of 1934, as amended. The Fund does not accept signatures guaranteed by a notary public.
    The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.




    SPECIAL REDEMPTION FEATURES
    SYSTEMATIC WITHDRAWAL PROGRAM

    Shareholders who desire to receive payments of a predetermined amount not less than $100 may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder.
    Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his financial institution. Due to the fact that Shares are sold with a sales load, it is not advisable for shareholders to continue to purchase Shares while participating in this program.
    CONTINGENT DEFERRED SALES CHARGE
    Class A Shares purchased under a periodic special offering with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales load and not distributed by Federated




    Securities Corp. may be charged a contingent deferred sales charge of .50 of 1.00% for redemptions made within one full year of purchase. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption.
    The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. The contingent deferred sales charge will not be imposed with respect to: (1) Shares acquired through the reinvestment of dividends or distributions of long-term capital gains; and (2) Shares held for more than one full year from the date of purchase. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. In computing the amount of the applicable contingent deferred sales charge, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than one full year from the date of purchase; (3) Shares held for less than one full year from the date of purchase on a first-in, first-out basis. A contingent deferred sales charge is not assessed in connection with an exchange of Fund Shares for shares of other funds in the Liberty Family of Funds in the same class (see "Exchange Privilege"). Any contingent deferred sales charge imposed at the time the exchanged-for




    Shares are redeemed is calculated as if the shareholder had held the shares from the date on which he became a shareholder of the exchanged-from Shares. Moreover, the contingent deferred sales charge will be eliminated with respect to certain redemptions (see "Elimination of Contingent Deferred Sales Charge").
    ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE
    The contingent deferred sales charge will be eliminated with respect to the following redemptions: (1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; (2) redemptions representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2; and (3) involuntary redemptions by the Fund of Shares in shareholder accounts that do not comply with the minimum balance requirements. No contingent deferred sales charge will be imposed on redemptions of Shares held by Directors, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor; employees of any financial institution that sells Shares of the Fund pursuant to a sales agreement with the distributor; and spouses and children under the age of 21 of the aforementioned persons. Finally, no contingent deferred sales charge will be imposed on the redemption of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment




    Advisers Act of 1940, as amended, or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial institution, to the extent that no payments were advanced for purchases made through such entities. The Directors reserve the right to discontinue elimination of the contingent deferred sales charge. Shareholders will be notified of such elimination. Any Shares purchased prior to the termination of such waiver would have the contingent deferred sales charge eliminated as provided in the Fund's prospectus at the time of the purchase of the Shares. If a shareholder making a redemption qualifies for an elimination of the contingent deferred sales charge, the shareholder must notify Federated Securities Corp. or the transfer agent in writing that he is entitled to such elimination.
    ACCOUNT AND SHARE INFORMATION
    CERTIFICATES AND CONFIRMATIONS

    As transfer agent for the Fund, Federated Services Company maintains a Share account for each shareholder. Share certificates are not issued unless requested in writing to Federated Services Company.
    Detailed confirmations of each purchase and redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during that month.




    DIVIDENDS

    Dividends are declared and paid annually to all shareholders invested in the Fund on the record date. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date net asset value without a sales load, unless shareholders request cash payments on the new account form or by contacting the transfer agent. All shareholders on the record date are entitled to the dividend. If Shares are redeemed or exchanged prior to the record date or purchased after the record date, those Shares are not entitled to that year's dividend.
    CAPITAL GAINS

    Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months.
    ACCOUNTS WITH LOW BALANCES

    Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account, except retirement plans, and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $500. This requirement does not apply, however, if the balance falls below the required minimum value because of changes in the net asset value of Shares. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.
    CORPORATION INFORMATION

    MANAGEMENT OF THE CORPORATION
    BOARD OF DIRECTORS

    The Corporation is managed by a Board of Directors. The Directors are responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.
    INVESTMENT ADVISER

    Investment decisions for the Fund are made by the Fund's investment adviser, Federated Global Research Corp. (the "Adviser"), subject to direction by the Directors. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund. The Adviser's address is 175 Water Street, New York, New York 10038-4965.




    ADVISORY FEES

    The Adviser receives an annual investment advisory fee equal to 1.25% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar objectives and policies. Under the investment advisory contract, which provides for the voluntary waiver of the advisory fee by the Adviser, the Adviser may voluntarily waive some or all of its fee. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities. The Adviser can terminate this voluntary waiver at any time in its sole discretion. The Adviser has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.
    ADVISER'S BACKGROUND

    Federated Global Research Corp., incorporated in Delaware on May 12, 1995, is a registered investment adviser under the Investment Advisers Act of 1940, as amended. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the Trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.




    Federated Global Research Corp. and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.
    Drew J. Collins has been the Fund's portfolio manager since its inception. Mr. Collins joined Federated Investors in 1995 as a Senior Vice President of the Fund's investment adviser. Mr. Collins served as Vice President/Portfolio Manager of international equity portfolios at Arnold and S. Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the University of Pennsylvania.




    Henry A. Frantzen has been the Fund's portfolio manager since its inception. Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Fund's investment adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995. He was the Executive Vice President and Director of Equities at Oppenheimer Management Corporation from 1989 to 1991. Mr. Frantzen received his B.S. in finance and marketing from the University of North Dakota.
    Tracy P. Stouffer has been the Fund's portfolio manager since its inception. Ms. Stouffer joined Federated Investors in 1995 as a Vice President of the Fund's investment adviser. Ms. Stouffer served as Vice President/Portfolio Manager of international equity funds at Clariden Asset Managemnet (NY) Inc. from 1988 to 1995. Ms. Stouffer is a Chartered Financial Analyst and received her M.B.A. in marketing from the University of Western Ontario, Canada.
    Both the Corporation and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Directors, and could result in severe penalties.
    DISTRIBUTION OF CLASS A SHARES
    Federated Securities Corp. is the principal distributor for Shares of the Fund. Federated Securities Corp. is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.
    DISTRIBUTION PLAN AND SHAREHOLDER SERVICES

    Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the distributor may be paid a fee in an amount computed at an annual rate of up to .25 of l% of the average daily net assets of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The Fund does not currently make payments to the distributor or charge a fee under the Distribution Plan for Shares, and shareholders will be notified if the Fund intends to charge a fee under the Distribution Plan. For Shares, the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.
    The Distribution Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by Shares under the Plan.
    In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25 of 1% of the average daily net asset value of Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts ("Shareholder Services"). Under the Shareholder Services Agreement, Federated Shareholder Services will either perform Shareholder Services directly or will select financial institutions to perform Shareholder Services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.
    In addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of sales services, distribution-related support services, or shareholder services.
    The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Directors will consider appropriate changes in the services.
    State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state laws.
    OTHER PAYMENTS TO FINANCIAL INSTITUTIONS

    Federated Securities Corp. will pay financial institutions, at the time of purchase, an amount equal to .50 of 1% of the net asset value of Shares purchased by their clients or customers under certain qualified retirement plans as approved by Federated Securities Corp. (Such payments are subject to a reclaim from the financial institution should the assets leave the program within 12 months after purchase.)
    Furthermore, the distributor may offer to pay a fee from its own assets to financial institutions as financial assistance for providing substantial marketing and sales support. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates.
    ADMINISTRATION OF THE FUND
    ADMINISTRATIVE SERVICES

    Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate which relates to the average aggregate daily net assets of all Federated Funds as specified below:




               MAXIMUM                  AVERAGE AGGREGATE DAILY NET
            ADMINISTRATIVE FEE          ASSETS OF THE FEDERATED FUNDS
               .15 of 1%                on the first $250 million
               .125 of 1%               on the next $250 million
               .10 of 1%                on the next $250 million
               .075 of 1%               on assets in excess of $750 million
    The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.
    CUSTODIAN

    State Street Bank and Trust Company, P.O. Box 8600, Boston, Massachusetts 02266-8600, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.
    TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

    Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600, is transfer agent for the Shares of the Fund, and dividend disbursing agent for the Fund.




    INDEPENDENT AUDITORS

    The independent auditors for the Fund are Ernst & Young LLP, One Oxford Centre, Pittsburgh, Pennsylvania 15219.
    EXPENSES OF THE FUND AND CLASS A SHARES
    Holders of Shares pay their allocable portion of Corporation and portfolio expenses.
    The Corporation expenses for which holders of Class A Shares pay their allocable portion include, but are not limited to: the cost of organizing the Corporation and continuing its existence; registering the Corporation with federal and state securities authorities; Directors' fees; auditors' fees; the cost of meetings of Directors; legal fees of the Corporation; association membership dues; and such non-recurring and extraordinary items as may arise from time to time.
    The portfolio expenses for which holders of Class A Shares pay their allocable portion include, but are not limited to: registering the portfolio and Class A Shares of the portfolio; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise from time to time.
    At present, the only expenses which are allocated specifically to Class A Shares as a class are expenses under the Corporation's Distribution Plan and fees for Shareholder Services. However, the Directors reserve the right to allocate certain other expenses to holders of Class A Shares as they deem appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: distribution fees; transfer agent fees as identified by the transfer agent as attributable to holders of Class A Shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and to state securities commissions; expenses related to administrative personnel and services as required to support holders of Class A Shares; legal fees relating solely to Class A Shares; and Directors' fees incurred as a result of issues related solely to Class A Shares.
    BROKERAGE TRANSACTIONS
    When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Directors.




    SHAREHOLDER INFORMATION

    VOTING RIGHTS
    Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of each Fund or class in the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.
    As a Maryland corporation, the Corporation is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Corporation's or the Fund's operation and for the election of Directors under certain circumstances.
    Directors may be removed by the Directors or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the written request of shareholders owning at least 10% of the Corporation's outstanding shares of all series entitled to vote.
    TAX INFORMATION

    FEDERAL INCOME TAX
    The Fund will pay no federal income tax because it expects to meet requirements of the Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. However, the Fund may invest in the stock of certain foreign corporations which would constitute a Passive Foreign Investment Company ("PFIC"). Federal income taxes may be imposed on the Fund upon disposition of PFIC investments.
    The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Corporation's other portfolios will not be combined for tax purposes with those realized by the Fund.
    Investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduced tax rates or exemptions on this income. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is unknown. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.
    Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the




    Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed.
    Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.
    If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Furthermore, shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.
    PENNSYLVANIA PERSONAL PROPERTY TAXES
    Fund shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.
    Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.




    PERFORMANCE INFORMATION

    From time to time, the Fund advertises its total return and yield for Class A Shares.
    Total return represents the change, over a specific period of time, in the value of an investment in Class A Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.
    The yield of Class A Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Class A Shares over a thirty-day period by the maximum offering price per share of each class on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Class A Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
    The performance information reflects the effect of non-recurring charges, such as the maximum sales load or contingent deferred sales charges, which, if excluded, would increase the total return and yield.
    Total return and yield will be calculated separately for Class A Shares, Class B Shares, and Class C Shares.
    From time to time, advertisements for Class A Shares of the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Class A Shares to certain indices.
    OTHER CLASSES OF SHARES

    As of the date of this prospectus, the Fund also offers two other classes of shares called Class B Shares and Class C Shares. This prospectus relates only to Class A Shares.
    Class B Shares are sold primarily to customers of financial institutions, subject to a maximum contingent deferred sales charge of 5.50%. The Fund has also adopted a Distribution Plan whereby the distributor is paid a fee of up to .75 of 1% and a Shareholder Services fee of up to .25 of 1% of the Class B Shares' average daily net assets with respect to Class B Shares. Investments in Class B Shares are subject to a minimum initial investment of $1,500, unless the investment is in a retirement account, in which case the minimum investment is $50.
    Class C Shares are sold primarily to customers of financial institutions at net asset value with no initial sales load. Class C Shares are distributed pursuant to a Distribution Plan adopted by the Fund whereby the distributor is paid a fee of up to .75 of 1%, in addition to a Shareholder Services fee of .25 of 1% of the Class C Shares' average daily net assets. In addition, Class C Shares may be subject to certain contingent deferred sales charges. Investments in Class C Shares are subject to a minimum initial investment of $1,500, unless the investment is in a retirement account, in which case the minimum investment is $50.
    Class A Shares, Class B Shares, and Class C Shares are subject to certain of the same expenses. Expense differences, however, among Class A Shares, Class B Shares, and Class C Shares may affect the performance of each class.
    To obtain more information and a prospectus for either Class B Shares or Class C Shares, investors may call 1-800-235-4669 or contact their financial institution.

                              FEDERATED INTERNATIONAL SMALL COMPANY FUND
                              (A portfolio of World Investment Series, Inc.) Class A Shares

                                      Prospectus


                                      An Open-End, Diversified Management
                                      Investment Company

                                      February 13, 1996




         FEDERATED SECURITIES CORP.


          Distributor
          G01473-01a(11/95)
          A subsidiary of FEDERATED INVESTORS
          Federated Investors Tower
          Pittsburgh, PA  15222-3779


                   FEDERATED INTERNATIONAL SMALL COMPANY FUND
                 (A PORTFOLIO OF WORLD INVESTMENT SERIES, INC.)
                                 CLASS A SHARES
                                 CLASS B SHARES
                                 CLASS C SHARES
                  COMBINED STATEMENT OF ADDITIONAL INFORMATION
   This  Combined Statement of Additional Information should be read with the
   combined prospectus for   Class A Shares, Class B Shares, and Class C
   Shares, or the stand-alone prospectus for Class A Shares of Federated International Small Company Fund (the "Fund") dated February 13, 1996. This Statement is not a prospectus itself. To receive a copy of either prospectus, write or call the Fund.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779

   Statement dated February 13, 1996


           FEDERATED SECURITIES CORP.
           FEDERATED INVESTORS
 Distributor




   GENERAL INFORMATION ABOUT THE               Special Considerations Affecting
     FUND                     3                 Emerging
                                                Markets                 33
   INVESTMENT OBJECTIVE AND POLICIES
                                               Additional Risk Considerations
                              3
                                                                        34
     Convertible Securities   3                Portfolio Turnover       35
     Warrants                 4                Investment Limitations   36
     Sovereign Debt Obligations5              WORLD INVESTMENT SERIES, INC.
     When-Issued and Delayed Delivery          MANAGEMENT               43
      Transactions            6
                                               Fund Ownership           54
     Lending of Portfolio Securities
                                               Directors Compensation   54
                              6
                                              INVESTMENT ADVISORY SERVICES
     Repurchase Agreements    7
                                                                        57
     Reverse Repurchase Agreements
                              8                Adviser to the Fund      57
     Restricted and Illiquid                   Advisory Fees            58
      Securities              8                Other Related Services   59
     Futures and Options Transactions         ADMINISTRATIVE SERVICES   59
                             10
                                              TRANSFER AGENT AND DIVIDEND
     Risks                   19
                                               DISBURSING AGENT         59
     Foreign Currency Transactions
                             27               BROKERAGE TRANSACTIONS    60




   PURCHASING SHARES         61               TOTAL RETURN              69

     Distribution Plan and                    YIELD                     70
      Shareholder Services Agreement
                                              PERFORMANCE COMPARISONS   71
                             62
     Conversion to Federal Funds              ABOUT FEDERATED INVESTORS 74
                             63
                                               Mutual Fund Market       75
     Purchases by Sales
                                               Institutional            75
      Representatives, Directors, and
                                               Trust Organizations      76
      Employees of the Fund  63
                                               Broker/Dealers and Bank
   DETERMINING NET ASSET VALUE64
                                                Broker/Dealer Subsidiaries
     Determining Market Value of                                        76
      Securities             64               APPENDIX                  76
     Trading in Foreign Securities
                             65
   REDEEMING SHARES          66

     Redemption in Kind      67
   TAX STATUS                68

     The Fund's Tax Status   68
     Foreign Taxes           69
     Shareholders' Tax Status69




    GENERAL INFORMATION ABOUT THE FUND

    The Fund is a portfolio of World Investment Series, Inc. (the "Corporation"), which was established under the laws of the State of Maryland on January 25, 1994.
    Shares of the Fund are offered in three classes known as Class A Shares, Class B Shares, and Class C Shares (individually and collectively referred to as "Shares" as the context may require). This Combined Statement of Additional Information relates to all three classes of the above-mentioned Shares.
    INVESTMENT OBJECTIVE AND POLICIES

    The investment objective of the Fund is to provide long-term growth of capital. Any income realized from the portfolio is incidental. The Fund pursues its investment objective by investing primarily in a portfolio of equity securities of small foreign companies. The investment objective cannot be changed without approval of shareholders.
    CONVERTIBLE SECURITIES
    The convertible bonds and convertible preferred stocks in which the Fund may invest generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The prices of fixed income securities fluctuate inversely to the direction of interest rates. The holder is entitled to received the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock.
    Convertible securities are senior to equity securities, and therefore have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than nonconvertible securities of similar quality. The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stocks when, in the investment adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving it investment objective. Otherwise, the Fund will hold or trade the convertible securities.
    WARRANTS
    The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time.




    Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock. SOVEREIGN DEBT OBLIGATIONS
    The Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of countries with emerging markets or developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments, such as loans or loan participations. Sovereign debt of emerging market or developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors. The Fund may also invest in debt obligations of supranational entities, which include international organizations designed or supported by governmental entities to promote economic reconstruction or development, and international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (World Bank), European Investment Bank and Inter-American Development Bank.
    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
    These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
    LENDING OF PORTFOLIO SECURITIES
    The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
    REPURCHASE AGREEMENTS
    The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Corporation's Board of Directors (the "Directors").
    REVERSE REPURCHASE AGREEMENTS
    The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future, the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
    When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled. RESTRICTED AND ILLIQUID SECURITIES
    The ability of the Directors to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange




    Commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933, as amended (the "Rule"). The Rule is a non-exclusive safe-harbor for certain secondary market transactions involving registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Fund believes that the staff of the SEC has left the question of determining the liquidity of all restricted securities to the Directors. The Directors may consider the following criteria in determining the liquidity of certain restricted securities:
      o the frequency of trades and quotes for the security;
      o the number of dealers willing to purchase or sell the security and the number of other potential buyers;
      o dealer undertakings to make a market in the security; and
      o the nature of the security and the nature of the marketplace trades. Notwithstanding the foregoing, securities of foreign issuers which are not listed on a recognized domestic or foreign exchange or for which a bona fide market does not exist at the time of purchase or subsequent transaction shall be treated as illiquid securities by the Directors.




    FUTURES AND OPTIONS TRANSACTIONS
    The Fund may attempt to hedge all or a portion of its portfolio or gain relatively rapid, liquid, and cost-effective exposure to certain markets by buying and selling futures contracts and options on futures contracts.
     FUTURES CONTRACTS
     The Fund may engage in futures contracts. A futures contract is a firm commitment by two parties, the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. However, a securities index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index was originally written. No physical delivery of the underlying securities in the index is made.
     The purpose of the acquisition or sale of a futures contract by the Fund is to protect the Fund from fluctuations in the value of its securities caused by unanticipated changes in interest rates or market conditions without necessarily buying or selling the securities. For example, in the fixed income securities market, price generally moves inversely to interest rates. A rise in rates generally means a drop in price. Conversely, a drop in rates generally means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the anticipated holding period. The Fund would "go long" (i.e., agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates. The Fund may also invest in securities index futures contracts when the investment adviser believes such investment is more efficient, liquid, or cost-effective than investing directly in the securities underlying the index.
     STOCK INDEX OPTIONS
     The Fund may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index.
     The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indices will be subject to the ability of the investment adviser to predict correctly movements in the direction of the stock market generally or of a particular industry.
     PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS
     The Fund may purchase listed or over-the-counter put options on financial futures contracts. The Fund would use these options only to protect portfolio securities against decreases in value resulting from market factors such as anticipated increase in interest rates, or when the investment adviser believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms.
     Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the realized decrease in value of the hedged securities. Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.
     The Fund may write listed or over-the counter put options on financial futures contracts to hedge its portfolio or when the investment adviser believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When the Fund writes a put option on a futures contract, it receives a cash premium which can be used in whatever way is deemed most advantageous to the Fund. In exchange for such premium, the Fund grants to the purchaser of the put the right to receive from the Fund, at the strike price, a short position in such futures contract, even though the strike price upon exercise of the option is greater than the value of the futures position received by such holder. If the value of the underlying futures position is not such that exercise of the option would be profitable to the option holder, the option will generally expire without being exercised. The Fund has no obligation to return premiums paid to it whether or not the option is exercised. It will generally be the policy of the Fund, in order to avoid the exercise of an option sold by it, to cancel its obligation under the option by entering into a closing purchase transaction, if available, unless it is determined to be in the Fund's interest to deliver the underlying futures position. A closing purchase transaction consists of the purchase by the Fund of an option having the same term as the option sold by the Fund, and has the effect of canceling the Fund's position as a seller. The premium which the Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying futures position at the time of each transaction.
     CALL OPTIONS ON FINANCIAL AND STOCK INDEX FUTURES CONTRACTS
     In addition to purchasing put options on futures, the Fund may write listed call options or over-the-counter call options on financial and stock index futures contracts (including cash-settled stock index options), to hedge its portfolio against an increase in market interest rates, a decrease in stock prices, or when the investment adviser believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As stock prices fall or market interest rates rise and cause the price of futures to decrease, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.
     In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund's portfolio securities. Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund may then substantially offset the realized decrease in value of the hedged securities.




     When the Fund purchases a call on a financial futures contract, it receives in exchange for the payment of a cash premium the right, but not the obligation, to enter into the underlying futures contract at a strike price determined at the time the call was purchased, regardless of the comparative market of such futures position at the time the option is exercised. The holder of a call option has the right to receive a long (or buyer's) position in the underlying futures contract.
     The Fund generally will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus the unrealized loss or minus the unrealized gain on those open positions, adjusted for the correlation between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.
      "MARGIN" IN FUTURES TRANSACTIONS
     Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that initial margin in futures transactions does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.
     A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions.
     The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.
     PURCHASING PUT AND CALL OPTIONS ON PORTFOLIO SECURITIES
     The Fund may purchase put and call options on portfolio securities to protect against price movements in particular securities in its portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. A call option gives the Fund, in return for a premium, the right to buy the underlying securities from the seller.
     WRITING COVERED PUT AND CALL OPTIONS ON PORTFOLIO SECURITIES
     The Fund may write covered put and call options to generate income and thereby protect against price movements in particular securities in the Fund's portfolio. As the writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. As the writer of a put option, the Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option.
     The Fund may only write call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration). In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities. OVER-THE-COUNTER OPTIONS
     The Fund may purchase and write over-the-counter options ("OTC options") on portfolio securities or in securities indexes in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund or when the securities indexes are not traded on an exchange.




     OTC options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while OTC options may not.
    RISKS
     OPTIONS
      Certain hedging vehicles have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the adviser's view as to certain market movements is incorrect, the risk that the use of such hedging strategies could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may both be liquid in all circumstances and certain over-the-counter options may have not markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchase of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of hedging strategies would reduce net asset value, and possibly income, and such losses can be greater than if the hedging strategies had not been utilized.
     COMBINED TRANSACTIONS
     The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transaction (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single hedging strategy, as part of a single or combined strategy when, in the opinion of the investment adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the investment adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.
     SWAPS, CAPS, FLOORS AND COLLARS
     Among the hedging strategies into which the Fund may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors, and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rating payments of fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.
     The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors, and collars are entered into for good faith hedging purposes, the investment adviser and the Fund believe such obligations do not constitute senior securities under the Investment




     Company Act of 1940, as amended, and, accordingly, will not treat them as being subject to its borrowing restrictions. There is no minimal acceptable rating for a swap, cap, floor, or collar to be purchased or held in the Fund's portfolio. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.
     RISKS OF HEDGING STRATEGIES OUTSIDE THE U.S.
     When conducted outside the U.S., hedging strategies may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S.,




     (iv) the imposition of different exercise and settlement terms and procedures and the margin requirements than in the U.S., and (v) lower trading volume and liquidity.
     USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS
     Many hedging strategies, in addition to other requirements, require that the Fund segregate liquid high grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high grade securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid high grade assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate liquid high grade assets equal to the exercise price.
     Except when the Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate liquid high grade assets equal to the amount of the Fund's obligations.
     OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OTC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OTC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OTC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, and the Fund will segregate an equal amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.
     In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.
     Strategic transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and hedging strategies. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other hedging strategies may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.
     The Fund's activities involving hedging strategies may be limited by the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") for qualification as a regulated investment company. (See "Tax Status")
    FOREIGN CURRENCY TRANSACTIONS
     CURRENCY RISKS
     The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. dollars, the Fund may not convert its holdings of foreign currencies to U.S. dollars daily. The Fund may incur conversion costs when it converts its holdings to another currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Fund buys and sells currencies.
     The Fund will engage in foreign currency exchange transactions in connection with its portfolio investments. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.
     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
     The Fund may enter into forward foreign currency exchange contracts in order to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. The investment adviser believes that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in the Fund's best interest to do so. The Fund will not speculate in foreign currency exchange.
     The Fund will not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts when it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge" denominated in a currency or currencies that the investment adviser believes will tend to be closely correlated with that currency with regard to price movements. Generally, the Fund will not enter into a forward foreign currency exchange contract with a term longer than one year.
     FOREIGN CURRENCY OPTIONS
     A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency.
     When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration.
     A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if the Fund was holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, the Fund would not have to exercise its put option. Likewise, if the Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the Fund would not have to exercise its call. Instead, the Fund could acquire in the spot market the amount of foreign currency needed for settlement.
     SPECIAL RISKS ASSOCIATED WITH FOREIGN CURRENCY OPTIONS
     Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain risks associated with foreign currency options. The markets in foreign currency options are relatively new, and the Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Fund will not purchase or write such options unless and until, in the opinion of the investment adviser, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.
     In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally. The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.
     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-




     the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.
     FOREIGN CURRENCY FUTURES TRANSACTIONS
     By using foreign currency futures contracts and options on such contracts, the Fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. The Fund may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.
     SPECIAL RISKS ASSOCIATED WITH FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS
     Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on currencies, as described above.
     Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Fund will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the investment adviser, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.
    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS
    Investing in the securities of issuers domiciled in emerging markets may entail special risks relating to the potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lost its entire investment in any such country. Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perception, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.
    Settlement mechanisms in emerging securities markets may be less efficient and less reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.
    ADDITIONAL RISK CONSIDERATIONS
    The Directors consider at least annually the likelihood of the imposition by any foreign government of exchange control restrictions which would affect the liquidity of the Fund's assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Directors also consider the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories. However, in the absence of willful misfeasance, bad faith or gross negligence on the part of the investment adviser, any losses resulting from the holding of the Fund's portfolio securities in foreign countries and/or with securities depositories will be at the risk of shareholders. No assurance can be given that the Directors' appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments might not occur.
    PORTFOLIO TURNOVER
    Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The investment adviser does not anticipate that portfolio turnover will result in adverse tax consequences. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of portfolio turnover exceeding 100%; however, the relative performance of the Fund's investments may make a realignment of the Fund's portfolio desirable from time to time. The frequency of such portfolio realignments will be determined by market conditions. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly.
    INVESTMENT LIMITATIONS
    The following investment limitations are fundamental (except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities" under the Investment Company Act of 1940, as amended, or assets exempted by the Securities and Exchange Commission) in an open-end investment company with substantially the same investment objectives):
     SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.
     ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.
     PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: margin deposits for the purchase and sale of financial futures contracts and related options, and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.
     CONCENTRATION OF INVESTMENTS
     The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities.
     INVESTING IN COMMODITIES




     The Fund will not invest in commodities, except that the Fund reserves the right to engage in transactions involving futures contracts, options, and forward contracts with respect to securities, securities indexes or currencies.
     INVESTING IN REAL ESTATE
     The Fund will not buy or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
     LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations or the Corporation's Articles of Incorporation.
     UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.




     DIVERSIFICATION OF INVESTMENTS
     With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.
    The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval (except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities" under the Investment Company Act of 1940, as amended, or exempted by the Securities and Exchange Commission) in an open-end investment company with substantially the same investment objectives). Shareholders will be notified before any material changes in these limitations become effective.
     INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company,




     invest no more than 5% of its total assets in any one investment company, and invest no more than 10% of its total assets in investment companies in general. The Fund will purchase securities of investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees, and, therefore, any investment by the Fund in shares of another investment company would be subject to such duplicate expenses. INVESTING IN ILLIQUID SECURITIES
    The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable time deposits with maturities over seven days, over-the-counter options, swap agreements not determined to be liquid, and certain restricted securities not determined by the Directors to be liquid.
     INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in securities of issuers with records of less than three years of continuous operations, including the operation of any predecessor.
     INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND DIRECTORS OF THE CORPORATION




     The Fund will not purchase or retain the securities of any issuer if the officers and Directors of the Corporation or the Fund's investment adviser, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
     INVESTING IN MINERALS
     The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, although it may invest in the securities of issuers which invest in or sponsor such programs. PURCHASING SECURITIES TO EXERCISE CONTROL
     The Fund will not purchase securities of a company for the purpose of exercising control or management.
     INVESTING IN OPTIONS
     The Fund will not purchase put or call options on securities or futures contracts, if more than 5% of the value of the Fund's total assets would be invested in premiums on open option positions.
     WRITING COVERED CALL OPTIONS
     The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.
     INVESTING IN WARRANTS




     The Fund will not invest more than 5% of the value of its net assets in warrants, including those acquired in units or attached to other securities. No more than 2% of the Fund's net assets, to be included within the overall 5% limit on investments in warrants, may be warrants which are not listed on the New York or American Stock Exchanges. For purposes of this investment restriction, warrants will be valued at the lower of cost or market, except that warrants acquired by the Fund in units with or attached to securities may be deemed to be without value.
    Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
    The Fund has no present intent to borrow money, pledge securities, or invest in reverse repurchase agreements in excess of 5% of the value of its total assets in the coming fiscal year. In addition, the Fund expects to lend not more than 5% of its total assets in the coming fiscal year.
    To comply with registration requirements in certain states, the Fund
    (1) will limit the aggregate value of the assets underlying covered call options or put options written by the Fund to not more than 25% of its net assets, (2) will limit the premiums paid for options purchased by the Fund to 5% of its net assets, and (3) will limit the margin deposits on futures contracts entered into by the Fund to 5% of its net assets. (If state requirements change, these restrictions may be revised without shareholder notification.)
    For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."
    WORLD INVESTMENT SERIES, INC. MANAGEMENT

    Officers and Directors are listed with their addresses, birthdates, present positions with World Investment Series, Inc., and principal occupations.


    John F. Donahue@*
    Federated Investors Tower
    Pittsburgh, PA
    Birthdate:  July 28, 1924
    Chairman and Director
    Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing




    General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company .


    Thomas G. Bigley
    28th Floor, One Oxford Centre
    Pittsburgh, PA
    Birthdate:  February 3, 1934
    Director
    Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.


    John T. Conroy, Jr.
    Wood/IPC Commercial Department
    John R. Wood and Associates, Inc., Realtors
    3255 Tamiami Trail North
    Naples, FL
    Birthdate:  June 23, 1937
    Director
    President, Investment Properties Corporation; Senior Vice-President, John
    R. Wood and Associates, Inc., Realtors; President, Northgate Village




    Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.




    William J. Copeland
    One PNC Plaza - 23rd Floor
    Pittsburgh, PA
    Birthdate:  July 4, 1918
    Director
    Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.


    James E. Dowd
    571 Hayward Mill Road
    Concord, MA
    Birthdate:  May 18, 1922
    Director




    Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


    Lawrence D. Ellis, M.D.*
    3471 Fifth Avenue, Suite 1111
    Pittsburgh, PA
    Birthdate:  October 11, 1932
    Director
    Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


    Richard B. Fisher *
    Federated Investors Tower
    Pittsburgh, PA
    Birthdate:  May 17, 1923
    President and Director




    Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


    Edward L. Flaherty, Jr.@
    Henny, Kochuba, Meyer and Flaherty
    Two Gateway Center - Suite 674
    Pittsburgh, PA
    Birthdate:  June 18, 1924
    Director
    Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.




    Peter E. Madden
    Seacliff
    562 Bellevue Avenue
    Newport, RI




    Birthdate:  March 16, 1942
    Director
    Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.


    Gregor F. Meyer
    Henny, Kochuba, Meyer and Flaherty
    Two Gateway Center - Suite 674
    Pittsburgh, PA
    Birthdate:  October 6, 1926
    Director
    Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


    John E. Murray, Jr., J.D., S.J.D.
    President, Duquesne University
    Pittsburgh, PA
    Birthdate:  December 20, 1932
    Director




    President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.


    Wesley W. Posvar
    1202 Cathedral of Learning
    University of Pittsburgh
    Pittsburgh, PA
    Birthdate:  September 14, 1925
    Director
    Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


    Marjorie P. Smuts
    4905 Bayard Street
    Pittsburgh, PA




    Birthdate:  June 21, 1935
    Director
    Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.


    J. Christopher Donahue
    Federated Investors Tower
    Pittsburgh, PA
    Birthdate:  April 11, 1949
    Executive Vice President
    President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Director of the Company.


    Edward C. Gonzales
    Federated Investors Tower




    Pittsburgh, PA
    Birthdate:  October 22, 1930
    Executive Vice President
    Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


    John W. McGonigle
    Federated Investors Tower
    Pittsburgh, PA
    Birthdate:  October 26, 1938
    Executive Vice President and Secretary
    Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services;




    President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


    David M. Taylor
    Federated Investors Tower
    Pittsburgh, PA
    Birthdate:  January 13, 1947
    Treasurer
    Senior Vice President, Controller, and Trustee, Federated Investors; Controller, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Senior Vice President, Federated Shareholder Services; Vice President, Federated Administrative Services; Treasurer of some of the Funds.


    *

    This Director is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.




    @

    Member of the Executive Committee. The Executive Committee of the Board of Directors handles the responsibilities of the Board of Directors between meetings of the Board.
    As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High




    Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trademark Funds; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; and World Investment Series, Inc.
    FUND OWNERSHIP
    Officers and Directors own less than 1% of the Fund's outstanding Shares.


    DIRECTORS COMPENSATION


                  AGGREGATE




NAME ,          COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
CORPORATION     CORPORATION *#      FROM FUND COMPLEX +


John F. Donahue      $ 0   $0 for the Corporation and
Chairman and Director      68 other investment companies in the Fund Complex

Thomas G. Bigley     $ 0   $20,688 for the Corporation and
Director                   49 other investment companies in the Fund Complex

John T. Conroy, Jr.  $ 0   $117,202 for the Corporation and
Director                   64 other investment companies in the Fund Complex

William J. Copeland  $ 0   $117,202 for the Corporation and
Director                   64 other investment companies in the Fund Complex

James E. Dowd        $ 0   $117,202 for the Corporation and
Director                   64 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D. $ 0  $106,460 for the Corporation and
Director                   64 other investment companies in the Fund Complex





Richard B. Fisher    $ 0   $0 for the Corporation and
President and Director     8 other investment companies in the Fund Complex

Edward L. Flaherty, Jr.    $ 0   $117,202 for the Corporation and
Director                   64 other investment companies in the Fund Complex

Peter E. Madden      $ 0   $90,563 for the Corporation and
Director                   64 other investment companies in the Fund Complex

Gregor F. Meyer      $ 0   $106,460 for the Corporation and
Director                   64 other investment companies in the Fund Complex

John E. Murray, Jr.  $ 0   $0 for the Corporation and
Director                   69 other investment companies in the Fund Complex

Wesley W. Posvar     $ 0   $106,460 for the Corporation and
Director                   64 other investment companies in the Fund Complex

Marjorie P. Smuts    $ 0   $106,460 for the Corporation and
Director                   64 other investment companies in the Fund Complex


    *Information is furnished for the period from January 26, 1994 (organization date of the Corporation) to November 30, 1994.
    #The aggregate compensation is provided for the Corporation which was comprised of 1 portfolio, as of November 30, 1994.
    +The information is provided for the last calendar year end.
    INVESTMENT ADVISORY SERVICES

    ADVISER TO THE FUND
    The Fund's investment adviser is Federated Global Research Corp. (the "Adviser"). It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue. The Adviser shall not be liable to the Corporation, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.




    ADVISORY FEES
    For its advisory services, the Adviser receives an annual investment advisory fee as described in each prospectus.
     STATE EXPENSE LIMITATIONS
     The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the Adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.




    OTHER RELATED SERVICES
    Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of shares of funds offered by Federated Securities Corp.
    ADMINISTRATIVE SERVICES

    Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in each prospectus. Dr. Henry J. Gailliot, an officer of Federated Global Research Corp., the Adviser to the Fund, holds approximately 20% of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Administrative Services.
    TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

    Federated Services Company serves as transfer agent and dividend disbursing agent for the Fund. The fee paid to the transfer agent is based upon the size, type, and number of accounts and transactions made by shareholders. Federated Services Company also maintains the Fund's accounting records. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.




    BROKERAGE TRANSACTIONS

    The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include:
      o advice as to the advisability of investing in securities;
      o security analysis and reports;
      o economic studies;
      o industry studies;
      o receipt of quotations for portfolio evaluations; and
      o similar services.
    The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relation to the value of the brokerage and research services provided.
    Research services provided by brokers may be used by the Adviser or by affiliates of Federated Investors in advising other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.
    Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
    The Adviser may engage in other non-U.S. transactions that may have adverse effects on the market for securities in the Fund's portfolio. The Adviser is not obligated to obtain any material non-public ("inside") information about any securities issuer, or to base purchase or sale recommendations on such information.
    PURCHASING SHARES

    Except under certain circumstances described in each prospectus, Shares are sold at their net asset value (plus a sales load on Class A Shares only) on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in each prospectus under "How To Purchase Shares."




    DISTRIBUTION PLAN AND SHAREHOLDER SERVICES AGREEMENT
    These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services as appropriate, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
    By adopting the Distribution Plan, the Directors expect that the Class A Shares, Class B Shares, and Class C Shares of the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.




    Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
    CONVERSION TO FEDERAL FUNDS
    It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. Federated Services Company acts as the shareholder's agent in depositing checks and converting them to federal funds.
    PURCHASES BY SALES REPRESENTATIVES, DIRECTORS, AND EMPLOYEES OF THE FUND Directors, employees, and sales representatives of the Fund, Federated Global Research Corp., and Federated Securities Corp. or their affiliates, or any investment dealer who has a sales agreement with Federated Securities Corp. and their spouses and children under 21, may buy Class A Shares at net asset value without a sales load. Shares may also be sold without a sales load to trusts or pension or profit-sharing plans for these people.




    These sales are made with the purchaser's written assurance that the purchase is for investment purposes and that the securities will not be resold except through redemption by the Fund.
    DETERMINING NET ASSET VALUE

    Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in each prospectus. DETERMINING MARKET VALUE OF SECURITIES
    Market values of the Fund's portfolio securities, other than options, are determined as follows:
      o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
      o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
      o for bonds and other fixed income securities, as determined by an independent pricing service;
      o for short-term obligations, according to the prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and
      o for all other securities, at fair value as determined in good faith by the Directors.




    Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: insititutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The Fund will value futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges unless the Directors determine in good faith that another method of valuing such investments is necessary.
    TRADING IN FOREIGN SECURITIES
    Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange. In computing the net asset value, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation may be done by others.




    REDEEMING SHARES

    The Fund redeems Shares at the next computed net asset value, less any applicable contingent deferred sales charge, after the Fund receives the redemption request. Redemption procedures are explained in each prospectus under "How To Redeem Shares." Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.
    Class B Shares redeemed within six years of purchase and Class C Shares and applicable Class A Shares redeemed within one year of purchase may be subject to a contingent deferred sales charge. The amount of the contingent deferred sales charge is based upon the amount of the administrative fee paid at the time of purchase by the distributor to the financial institution for services rendered, and the length of time the investor remains a shareholder in the Fund. Should financial institutions elect to receive an amount less than the administrative fee that is stated in the prospectus for servicing a particular shareholder, the contingent deferred sales charge and/or holding period for that particular shareholder will be reduced accordingly.
    Since portfolio securities of the Fund may be traded on foreign exchanges which trade on Saturdays or on holidays on which the Fund will not make redemptions, the net asset value of each class of Shares of the Fund may be significantly affected on days when shareholders do not have an opportunity to redeem their Shares.
    REDEMPTION IN KIND
    Although the Corporation intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the respective Fund's portfolio. To the extent available, such securities will be readily marketable.
    The Corporation has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940, as amended, under which the Corporation is obligated to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the respective class's net asset value during any 90-day period.
    Any redemption beyond this amount will also be in cash unless the Directors determine that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Directors deem fair and equitable.
    Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.
    TAX STATUS

    THE FUND'S TAX STATUS
    The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
      o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
      o derive less than 30% of its gross income from the sale of securities held less than three months;
      o invest in securities within certain statutory limits; and
      o distribute to its shareholders at least 90% of its net income earned during the year.
    However, the Fund may invest in the stock of certain foreign corporations which would constitute a Passive Foreign Investment Company ("PFIC"). Federal income taxes may be imposed on the Fund upon disposition of PFIC investments.




    FOREIGN TAXES
    Investment income on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.
    SHAREHOLDERS' TAX STATUS
    Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional Shares. The Fund's dividends, and any short-term capital gains, are taxable as ordinary income.
     CAPITAL GAINS
     Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Fund Shares.
    TOTAL RETURN

    The average annual total return for each class of Shares of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the net asset value per share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales load, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.
    Any applicable contingent deferred sales charge is deducted from the ending value of the investment based on the lesser of the original purchase price or the net asset value of Shares redeemed.
    YIELD

    The yield for each class of Shares of the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by any class of Shares over a thirty-day period by the maximum offering price per share of the respective class on the last day of the period. This value is annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to the shareholders.
    To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in any class of Shares, the performance will be reduced for those shareholders paying those fees.




    PERFORMANCE COMPARISONS

    The performance of each of the classes of Shares depends upon such variables as:
      o portfolio quality;
      o average portfolio maturity;
      o type of instruments in which the portfolio is invested;
      o changes in interest rates and market value of portfolio securities;
      o changes in the Fund's or any class of Shares' expenses; and
      o various other factors.
    The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.
    Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
      o STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS (S&P
        500), a composite index of common stocks in industry, transportation,




        and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S & P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.
      o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, the Fund will quote its Lipper ranking in the "international small company funds" category in advertising and sales literature.
      o MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDICES, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE Index is an unmanaged index of more than 1,000 companies of Europe, Australia, and the Far East.
      o IBBOTSON ASSOCIATES INTERNATIONAL BOND INDEX, which provides a detailed breakdown of local market and currency returns since 1960.
      o BEAR STEARNS FOREIGN BOND INDEX, which provides simple average returns for individual countries and GNP-weighted index, beginning in 1975.
        The returns are broken down by local market and currency.




      o FINANCIAL TIMES ACTUARIES INDICES, including the FTA-Mid/Small Cap Index (and components thereof), which is based on stocks in the major world equity markets.
      o MORNINGSTAR, INC. , an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
    From time to time, the Fund may quote information including but not limited to data regarding: individual countries, regions, world stock exchanges, and economic and demographic statistics from sources deemed reliable. Advertisements and other sales literature for any class of Shares may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in any class of Shares based on annual reinvestment of dividends over a specified period of time.
    From time to time as it deems appropriate, the Fund may advertise the performance of any class of Shares using charts, graphs, and descriptions, compared to federally insured bank products including certificates of deposit and time deposits and to money market funds using the Lipper Analytical Services money market instruments average. In addition, advertising and sales literature for the Fund may use charts and graphs to illustrate the principles of dollar-cost averaging and may disclose the amount of dividends paid by the Fund over certain periods of time. Advertisements may quote performance information which does not reflect the effect of the sales load on Class A Shares.
    ABOUT FEDERATED INVESTORS

    Federated Investors ("Federated") is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
    The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
In the equity sector, Federated has more than 25 years' experience. As of December 31, 1994, Federated managed 15 equity funds totaling approximately $4 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.




    J. Thomas Madden, Executive Vice President, oversees Federated's equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated's international portfolios.
    MUTUAL FUND MARKET
    Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.*
    Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
    INSTITUTIONAL
    Federated meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.




    TRUST ORGANIZATIONS
    Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales. BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated mutual funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.
    *source:  Investment Company Institute


    APPENDIX

    STANDARD AND POOR'S RATINGS GROUP LONG TERM DEBT RATING DEFINITIONS AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's Ratings Group. Capacity to pay interest and repay principal is extremely strong.
    AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.




    A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
    BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
    BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
    B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.




    CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
    CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.
    C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
    CI--The rating CI is reserved for income bonds on which no interest is being paid.
    D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's Ratings Group believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
    MOODY'S INVESTORS SERVICE, INC. LONG TERM BOND RATING DEFINITIONS




    AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
    AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
    A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
    BAA--Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
    BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
    B--Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
    CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
    CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
    C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
    FITCH INVESTORS SERVICE, INC. LONG-TERM DEBT RATING DEFINITIONS




    AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
    AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
    A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
    BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.




    BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
    CCC--Bonds have certain indentifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.
    CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.
    C--Bonds are in imminent default in payment of interest or principal.
    DDD, DD, AND D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.
    MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS




    PRIME-1--Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:
    - Leading market positions in well established industries.
    - High rates of return on funds employed.
    - Conservative capitalization structure with moderate reliance on debt and ample asset protection.
    - Broad margins in earning coverage of fixed financial charges and high internal cash generation.
    - Well established access to a range of financial markets and assured sources of alternate liquidity.
    PRIME-2--Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
    STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATINGS




    A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
    FITCH INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment. FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.









FEDERATED LATIN AMERICAN GROWTH FUND
(A Portfolio of World Investment Series, Inc.)

Class A Shares
Class B Shares
Class C Shares

Combined Prospectus


    The shares of Federated Latin American Growth Fund (the "Fund") represent interests in a diversified portfolio of World Investment Series, Inc. (the "Corporation"), an open-end management investment company (a mutual fund). The investment objective of the Fund is to provide long-term growth of capital. Any income received from the portfolio is incidental. The Fund pursues its investment objective by investing primarily in equity securities of Latin American companies.

    THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.




    This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.
    The Fund has also filed a Combined Statement of Additional Information dated February 13, 1996, with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information, which is in paper form only, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information or to make inquiries about the Fund, contact your financial institution.
    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
    Prospectus dated February 13, 1996




    Table of Contents will be
    generated when document is
    complete.




                              SUMMARY OF FUND EXPENSES
                        FEDERATED LATIN AMERICAN GROWTH FUND

                                   CLASS A SHARES
                          SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Load Imposed on Purchases (as a percentage of offering price)
       ....................................................5.50%
    Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of
      offering price) .....................................   None
    Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)(1)
      0.00%
    Redemption Fee (as a percentage of amount redeemed, if applicable)
       ....................................................None
    Exchange Fee ..........................................   None

                      ANNUAL CLASS A SHARES OPERATING EXPENSES
                 (As a percentage of projected average net assets)*
    Management Fee (after waiver)(2) ......................      %
    12b-1 Fee (3) .........................................      %
    Total Other Expenses ..................................      %
       Shareholder Services Fee ...................      %




          Total Class A Shares Operating Expenses (4)......      %
    (1)

      Class A Shares purchased with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales load and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of 0.50 of 1.00% for redemptions made within one full year of purchase. (See "Contingent Deferred Sales Charge.")
    (2)

      The estimated Management Fee has been reduced to reflect the anticipated voluntary waiver of a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time at its sole
      discretion.  The maximum management fee is      %.
                                                 -----
    (3)

      Class A Shares have no present intention of paying or accruing the 12b-1 fee during the fiscal year ending November 30, 1996. If Class A Shares were paying or accruing the 12b-1 fee, Class A Shares would be able to pay up to 0.25% of its average daily net assets for the 12b-1 fee. See "Corporation Information."




    (4)

      The Total Class A Shares Operating Expenses are estimated to be       %
                                                                      ------
      absent the anticipated voluntary waiver of a portion of the Management
      Fee.
    * Total Class A Shares Operating Expenses are estimated based on average expenses expected to be incurred during the period ending November 30, 1996. During the course of this period, expenses may be more or less than the average amount shown.

    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class A Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class A Shares" and "Corporation Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

    EXAMPLE                                       1 year  3 years
    You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end
       of each time period ....................   $         $
                                                   --        --
    You would pay the following expenses on the same investment,




       assuming no redemption .................   $         $
                                                   --        --

    The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. This example is based on estimated data for the Class A Shares' fiscal year ending November 30, 1996.



                              SUMMARY OF FUND EXPENSES
                        FEDERATED LATIN AMERICAN GROWTH FUND

                                   CLASS B SHARES
                          SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Load Imposed on Purchases (as a percentage of offering price)
       ....................................................None
    Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of
      offering price) .....................................   None
    Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)(1)
      5.50%




    Redemption Fee (as a percentage of amount redeemed, if applicable)
       ....................................................None
    Exchange Fee ..........................................   None

                      ANNUAL CLASS B SHARES OPERATING EXPENSES
                 (As a percentage of projected average net assets)*
    Management Fee (after waiver)(2) ......................      %
    12b-1 Fee .............................................      %
    Total Other Expenses ..................................      %
       Shareholder Services Fee ...................      %
          Total Class B Shares Operating Expenses (3) (4)..      %
    (1)

      The contingent deferred sales charge is 5.50% in the first year declining to 1.00% in the sixth year and 0.00% thereafter. (See "Contingent Deferred Sales Charge.")
    (2)

      The estimated Management Fee has been reduced to reflect the anticipated voluntary waiver of a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time at its sole
      discretion.  The maximum management fee is      %.
                                                 -----




    (3)

      Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.
    (4)

      The Total Class B Shares Operating Expenses are estimated to be       %
                                                                      ------
      absent the anticipated voluntary waiver of a portion of the Management
      Fee.
    * Total Class B Shares Operating Expenses are estimated based on average expenses expected to be incurred during the period ending November 30, 1996. During the course of this period, expenses may be more or less than the average amount shown.


    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class B Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class B Shares" and "Corporation Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.





    Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.

    EXAMPLE                                       1 year  3 years
    You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end
       of each time period ....................   $         $
                                                   --        --
    You would pay the following expenses on the same investment,
       assuming no redemption .................   $         $
                                                   --        --

    The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. This example is based on estimated data for the Class B Shares' fiscal year ending November 30, 1996.


                              SUMMARY OF FUND EXPENSES
                        FEDERATED LATIN AMERICAN GROWTH FUND

                                   CLASS C SHARES




                          SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Load Imposed on Purchases (as a percentage of offering price)
       ....................................................None
    Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of
      offering price) .....................................   None
    Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)(1)
      1.00%
    Redemption Fee (as a percentage of amount redeemed, if applicable)
       ....................................................None
    Exchange Fee ..........................................   None

                      ANNUAL CLASS C SHARES OPERATING EXPENSES
                 (As a percentage of projected average net assets)*
    Management Fee (after waiver)(2) ......................      %
    12b-1 Fee .............................................      %
    Total Other Expenses ..................................      %
       Shareholder Services Fee ...................      %
          Total Class C Shares Operating Expenses (3)......      %
    (1)

      The contingent deferred sales charge assessed is 1.00% of the lesser of the original purchase price or the net asset value of Shares redeemed within one year of their purchase date. (See "Contingent Deferred Sales Charge.")
    (2)

      The estimated Management Fee has been reduced to reflect the anticipated voluntary waiver of a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time at its sole
      discretion.  The maximum management fee is      %.
                                                 -----
    (3)

      The Total Class C Shares Operating Expenses are estimated to be      %
                                                                      -----
      absent the anticipated voluntary waiver of a portion of the Management
      Fee.
    * Total Class C Shares Operating Expenses are estimated based on average expenses expected to be incurred during the period ending November 30, 1996. During the course of this period, expenses may be more or less than the average amount shown.


    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class C Shares will bear,




    either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class C Shares" and "Corporation Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.


    Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.

    EXAMPLE                                       1 year  3 years
    You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end
       of each time period ....................   $         $
                                                   --        --
    You would pay the following expenses on the same investment,
       assuming no redemption .................   $         $
                                                   --        --

    The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. This example is based on estimated data for the Class C Shares' fiscal year ending November 30, 1996.







                                      SYNOPSIS
    The Corporation was established under the laws of the state of Maryland on January 25, 1994. The Corporation's address is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. The Articles of Incorporation permit the Corporation to offer separate series of shares representing interests in separate portfolios of securities. As of the date of this prospectus, the Board of Directors (the "Directors") has established three classes of shares for the Fund, known as Class A Shares, Class B Shares, and Class C Shares (individually and collectively as the context requires, "Shares"). Shares of the Fund are designed for individuals and institutions seeking long-term growth of capital by investing primarily in equity securities of Latin American companies.
    For information on how to purchase Shares of the Fund, please refer to "How to Purchase Shares." The minimum initial investment for Class A Shares is $500. The minimum initial investment for Class B Shares and Class C Shares is $1500. However, the minimum initial investment for a retirement account in any class is $50. Subsequent investments in any class must be in amounts of at least $100, except for retirement plans which must be in amounts of at least $50.




    In general, Class A Shares are sold at net asset value plus an applicable sales load and are redeemed at net asset value. However, a contingent deferred sales charge is imposed under certain circumstances. For a more complete description, see "How to Redeem Shares."
    Class B Shares are sold at net asset value. A contingent deferred sales charge is imposed on certain Shares which are redeemed within six full years of purchase. See "How to Redeem Shares."
    Class C Shares are sold at net asset value. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first 12 months following purchase. See "How to Redeem Shares."
    In addition, the Fund also pays a shareholder services fee at an annual rate not to exceed 0.25% of average daily net assets.
    Additionally, information regarding the exchange privilege offered with respect to the Fund and certain other funds for which affiliates of Federated Investors serve as investment adviser or principal underwriter (the "Federated Funds") can be found under "Exchange Privilege."
    Federated Global Research Corp. is the investment adviser (the "Adviser") to the Fund and receives compensation for its services. The Adviser's address is 175 Water Street, New York, New York 10038-4965.
    Investors should be aware of the following general observations. The Fund may make certain investments and employ certain investment techniques that involve risks, including, but not limited to, investing in non-U.S.




    issuers, entering into repurchase agreements, investing in when-issued securities, lending portfolio securities, and entering into futures contracts and related options. These risks are described under "Investment Policies."
    The Fund's current net asset value and offering price can be found in the mutual funds section of local newspapers under "Federated Liberty Funds."


                              LIBERTY FAMILY OF FUNDS
    This Fund is a member of a family of mutual funds, collectively known as the Liberty Family of Funds. The other funds in the Liberty Family of Funds are:
      o American Leaders Fund, Inc., providing growth of capital and income through high-quality stocks;
      o Capital Growth Fund, providing appreciation of capital primarily through equity securities;
      o Federated Asia Pacific Growth Fund, providing long-term growth of capital by investing in equity securities of companies located in Asia and the Pacific Rim;
      o Federated Bond Fund, providing current income through high-quality corporate debt;




      o Federated Emerging Markets Fund, providing long-term growth of capital by investing in equity securities of large and small companies domiciled in or having primary operations in emerging markets;
      o Federated European Growth Fund, providing long-term growth of capital through investments primarily in the equity securities of European companies;
      o Federated Growth Strategies Fund, providing appreciation of capital primarily through equity securities of companies with prospects for above-average growth in earnings and dividends;
      o Federated International Equity Fund, providing long-term capital growth and income through international securities;
      o Federated International Income Fund, providing a high level of current income consistent with prudent investment risk through high-quality debt securities denominated primarily in foreign currencies;
      o Federated International Small Company Fund, providing long-term growth of capital by investing in equity securities of small foreign companies in developed and emerging markets.
      o Federated Small Cap Strategies Fund, providing capital appreciation through common stocks of small capitalization companies;
      o Fund for U.S. Government Securities, Inc., providing current income through long-term U.S. government securities;




      o Liberty Equity Income Fund, Inc., providing above-average income and capital appreciation through income producing equity securities;
      o Liberty High Income Bond Fund, Inc., providing high current income through high-yielding, lower-rated corporate bonds;
      o Liberty Municipal Securities Fund, Inc., providing a high level of current income exempt from federal regular income tax through municipal bonds;
      o Liberty U.S. Government Money Market Trust, providing current income consistent with stability of principal through high-quality U.S. government securities;
      o Liberty Utility Fund, Inc., providing current income and long-term growth of income, primarily through electric, gas, and communications utilities;
      o Limited Term Fund, providing a high level of current income consistent with minimum fluctuation in principal value through investment grade securities;
      o Limited Term Municipal Fund, providing a high level of current income exempt from federal regular income tax consistent with the preservation of principal, primarily limited to municipal securities;
      o Michigan Intermediate Municipal Trust, providing current income exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan and Michigan municipalities, primarily through Michigan municipal securities;
      o Pennsylvania Municipal Income Fund, providing current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania, primarily through Pennsylvania municipal securities;
      o Strategic Income Fund, providing a high level of current income, primarily through domestic and foreign corporate debt obligations;
      o Tax-Free Instruments Trust, providing current income consistent with stability of principal and exempt from federal income tax, through high-quality, short-term municipal securities; and
      o World Utility Fund, providing total return primarily through securities issued by domestic and foreign companies in the utilities industries.
    Prospectuses for these funds are available by writing to Federated Securities Corp.
    Each of the funds may also invest in certain other types of securities as described in each fund's prospectus.
    The Liberty Family of Funds provides flexibility and diversification for an investor's long-term investment planning. It enables an investor to meet the challenges of changing market conditions by offering convenient exchange privileges which give access to various investment vehicles and by providing the investment services of proven, professional investment advisers.
    Shareholders of Class A Shares who have been designated as Liberty Life Members are exempt from sales loads on future purchases in and exchanges between the Class A Shares of any funds in the Liberty Family of Funds, as long as they maintain a $500 balance in one of the Liberty Funds.
                               INVESTMENT INFORMATION
    INVESTMENT OBJECTIVE
    The Fund seeks to provide long-term growth of capital. Any income received from the portfolio is incidental. The investment objective of the Fund cannot be changed without the approval of the shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.
    INVESTMENT POLICIES
    The Fund pursues its investment objective by investing primarily in equity securities of Latin American companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of Latin American companies. For purposes of this prospectus, Latin America is defined as Mexico, Central America, South America, and the Spanish-speaking islands of the Caribbean.




    Latin American companies are defined as (i) those organized under the laws of, or with a principal office located in, a Latin American country or (ii) those for which the principal securities trading market is in Latin America or (iii) those, wherever organized or traded, which derived (directly or indirectly through subsidiaries) at least 50% of their total assets, capitalization, gross revenue or profit in their most current fiscal year from goods produced, services performed, or sales made in Latin America. Although the Fund may invest in securities of issuers located in any country in Latin America, the Fund expects to focus its investments in the most developed capital markets of Latin America, which currently include:
    Argentina, Bolivia, Brazil, Chile, Colombia, Mexico, Peru, Uruguay, and Venezuela. The Fund may invest in other countries of Latin America when their markets become sufficiently developed, in the opinion of the Adviser. The Fund intends to allocate its investments among at least three countries at all times and does not expect to concentrate investments in any particular industry.
    Unless indicated otherwise, the investment policies of the Fund may be changed by the Board of Directors (the "Directors") without the approval of the shareholders of the Fund. Shareholders will be notified before any material change in these policies becomes effective.
                               ACCEPTABLE INVESTMENTS




    The equity securities in which the Fund may invest include common stock, preferred stock (either convertible or non-convertible), sponsored or unsponsored depositary receipts or shares, and warrants, including other substantially similar forms of equity with comparable risk characteristics as well as other forms which may be developed in the future. Securities may be purchased on securities exchanges, traded over-the-counter, or have no organized market. The Fund may also purchase corporate and government fixed income securities denominated in currencies other than U.S. dollars; enter into forward commitments, repurchase agreements and foreign currency transactions; maintain reserves in foreign or U.S. money market instruments; and purchase options and financial futures contracts.
                             COMMON AND PREFERRED STOCK
    Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.
    In selecting securities, the Adviser typically evaluates industry trends, a company's financial strength, its competitive position in domestic and export markets, technology, recent developments and profitability, together with overall growth prospects. Other considerations generally include quality and depth of management, government regulation, and availability and cost of labor and raw materials. Investment decisions are made without regard to arbitrary criteria as to minimum asset size, debt-equity ratios or dividend history of portfolio companies.


                                DEPOSITARY RECEIPTS
    The Fund may invest in foreign issuers by purchasing sponsored or unsponsored securities representing underlying international securities such as American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), Global Depositary Certificates ("GDCs"), and International Depositary Receipts ("IDRs") or securities convertible into foreign equity securities. ADRs and ADSs typically are issued by a United States bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), GDRs, GDCs, and IDRs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. ADRs, ADSs, CDRs, EDRs, GDRs, GDCs, and IDRs are collectively known as "Depositary Receipts." Depositary Receipts may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored Depositary Receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.
                                  DEBT SECURITIES
    In pursuit of the Fund's objective of long-term growth of capital, the Fund may invest up to 35% of its total assets in debt securities. Capital appreciation in debt securities may arise as a result of favorable changes in the creditworthiness of issuers, relative interest rate levels, or relative foreign exchange rates. Any income received from debt securities is incidental to the Fund's objective of long-term growth of capital.
    These debt obligations consist of U.S. and foreign government securities and corporate debt securities, including, but not limited to, Yankee bonds, Eurobonds and depositary receipts. The issuers of such debt securities may or may not be domiciled in Latin America.
    The Fund may also invest in certain debt obligations customarily referred to as "Brady Bonds," that have been created through the exchange of existing commercial bank loans to Latin American public and private entities for new bonds in connection with debt restructurings under a debt restructuring plan announced by former U.S. Secretary of the Treasury Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market for Latin American debt instruments. Brady Bonds are neither issued nor guaranteed by the U.S. government.
    The debt securities in which the Fund may invest may be rated, at the time of purchase, BB or lower by Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch") or Ba or lower by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, are of comparable quality as determined by the Adviser. The prices of fixed income securities generally fluctuate inversely to the direction of interest rates.


                               CONVERTIBLE SECURITIES
    The Fund may invest in convertible securities rated, at the time of purchase, BB or lower by S&P or Fitch or Ba or lower by Moody's, or, if unrated, are of comparable quality as determined by the Adviser. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible bonds, convertible preferred stock or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of different investment strategies. In selecting a convertible security, the Adviser evaluates the investment characteristics of the convertible security as a fixed income investment, and the investment potential of the underlying security for capital appreciation.
               INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES




    Due to restrictions on direct investment by foreign entities in certain Latin American markets, investments in other investment companies may be the most practical or only manner in which the Fund can participate in the securities markets of certain countries in Latin America. The Fund may also invest in other investment companies for the purpose of investing its short-term cash on a temporary basis. The Fund may invest up to 10% of its total assets in the securities of other investment companies. To the extent that the Fund invests in securities issued by other investment companies, the Fund will indirectly bear its proportionate share of any fees and expenses paid by such companies, in addition to the fees and expenses payable directly by the Fund.
                         RESTRICTED AND ILLIQUID SECURITIES
    The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Restricted securities may be issued by new and early stage companies which may include a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the




    Fund, or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expense of registration. The Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Directors to be liquid, over-the counter options, swap agreements not determined to be liquid, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.
                               REPURCHASE AGREEMENTS
    The Fund may invest in repurchase agreements. Repurchase agreements are arrangements by which the Fund purchases a security for cash and obtains a simultaneous commitment from the seller (usually a bank or broker/dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default. In such a case, the Fund may incur costs in disposing of the security which would increase Fund expenses. The Adviser will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.
                   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
    The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for different times in the future. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.
    The Fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.
                          LENDING OF PORTFOLIO SECURITIES
    In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Directors and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times.
    There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.
                               TEMPORARY INVESTMENTS
    For temporary defensive purposes, when the Adviser determines that market conditions warrant (up to 100% of total assets) and to maintain liquidity (up to 20% of total assets), the Fund may invest in U.S. and foreign debt instruments as well as cash or cash equivalents, including foreign and domestic money market instruments, short-term government and corporate obligations, and repurchase agreements.
                                FORWARD COMMITMENTS
    Forward commitments are contracts to purchase securities for a fixed price at a date beyond customary settlement time. The Fund may enter into these contracts if liquid securities in amounts sufficient to meet the purchase price are segregated on the Fund's records at the trade date and maintained until the transaction has been settled. Risk is involved if the value of the security declines before settlement. Although the Fund enters into forward commitments with the intention of acquiring the security, it may dispose of the commitment prior to settlement and realize short-term profit or loss.


                           FOREIGN CURRENCY TRANSACTIONS
    The Fund will enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot (i.e., cash) basis at prevailing rates or through forward foreign currency exchange contracts. The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although foreign currency exchanges may be used by the Fund to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund. Further, the Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations. Cross-hedging transactions by the Fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability that is the subject of the hedge.
                    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
    A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties.
    Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated and are maintained until the contract has been settled. The Fund will not enter into a forward contract with a term of more than one year. The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between trade date and settlement date will vary between 24 hours and 60 days, depending upon local custom.




    The Fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the Adviser will consider the likelihood of changes in currency values when making investment decisions, the Adviser believes that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the value of the Fund's assets denominated in that currency at the time the contract was initiated, but as consistent with their other investment policies and as not otherwise limited in their ability to use this strategy.
                                      OPTIONS
    The Fund may deal in options on foreign currencies, securities, and securities indices, and on futures contracts involving these items, which options may be listed for trading on an international securities exchange or traded over-the-counter. The Fund may use options to manage interest rate and currency risks. The Fund may also write covered call options and secured put options to generate income or lock in gains. The Fund may write covered call options and secured put options on up to 25% of its net assets and may purchase put and call options provided that no more than 5% of the fair market value of its net assets may be invested in premiums on such options.
    A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying currency, security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying currency, security or other asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow, and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is the risk that the Fund may be required to take delivery of the underlying asset at a disadvantageous price.
    Over-the-counter options ("OTC options") differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience material losses. However, in writing options, the premium is paid in advance by the dealer. OTC options, which may not be continuously liquid, are available for a greater variety of assets, and with a wider range of expiration dates and exercise prices, than are exchange traded options.
    It is not certain that a secondary market for positions in options, or futures contracts (see below), will exist at all times. Although the Adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.
                           FUTURES AND OPTIONS ON FUTURES
    The Fund may enter into futures contracts involving foreign currency, securities, and securities indices, or options thereon, for bona fide hedging purposes. The Fund may also enter into such futures contracts or related options for purposes other than bona fide hedging if the aggregate amount of initial margin deposits exclusive of the margin needed for foreign currency hedging, on the Fund's futures and related options positions would not exceed 5% of the net liquidation value of the Fund's assets, provided further that in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. In addition, the Fund may not sell futures contracts if the value of such futures contracts exceeds the total market value of the Fund's portfolio securities. Futures contracts and options thereon sold by the Fund are generally subject to segregation and coverage requirements established by either the Commodities Futures Trading Commission ("CFTC") or the Securities and Exchange Commission ("SEC"), with the result that, if the Fund does not hold the instrument underlying the futures contract or option, the Fund will be required to segregate on an ongoing basis with its custodian cash, U.S. government securities, or other liquid high grade debt obligations in an amount at least equal to the Fund's obligations with respect to such instruments.
    The Fund may enter into securities index futures contracts and purchase and write put and call options on securities index futures contracts that are traded on regulated exchanges, including non-U.S. exchanges, to the extent permitted by the CFTC. Securities index futures contracts are based on indexes that reflect the market value of securities of the firms included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.




    The Fund may enter into securities index futures contracts to sell a securities index in anticipation of or during a market decline to attempt to offset the decrease in market value of securities in its portfolio that might otherwise result. When the Fund is not fully invested and anticipates a significant market advance, it may enter into futures contracts to purchase the index in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that it intends to purchase. In many of these transactions, the Fund will purchase such securities upon termination of the futures position but, depending on market conditions, a futures position may be terminated without the corresponding purchases of common stock. The Fund may also invest in securities index futures contracts when the Adviser believes such investment is more efficient, liquid, or cost-effective than investing directly in the securities underlying the index.
    An option on a securities index futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a securities index futures contract. The Fund may purchase and write put and call options on securities index futures contracts in order to hedge all or a portion of its investment and may enter into closing purchase transactions with respect to written options in order to terminate existing positions. There is no guarantee that such closing transactions can be effected. The Fund may also invest in options on securities index futures contracts when the Adviser believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or in the securities underlying the index, or when the futures contract or underlying securities are not available for investment upon favorable terms.
    The use of futures and related options involves special consideration and risks, for example, (1) the ability of the Fund to utilize futures successfully will depend on the Adviser's ability to predict pertinent market movements; (2) there might be imperfect correlation, or even no correlation, between the change in market value of the securities held by the Fund and the prices of the futures and options thereon relating to the securities purchased or sold by the Fund. The use of futures and related options may reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements but they can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in positions. No assurance can be given that the Adviser's judgment in this respect will be correct.
    It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.
    New futures contracts, options thereon, and other financial products and risk management techniques continue to be developed. The Fund may use these investments and techniques to the extent consistent with its investment objectives and regulatory and federal tax considerations.
                                  SWAP AGREEMENTS
    As one way of managing its exposure to different types of investments, the Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments, its share price and yield.
    Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements to reduce its exposure through offsetting transactions. When the Fund enters into a swap agreement, assets of the Fund equal to the value of the swap agreement will be segregated by the Fund.




                     RISK CHARACTERISTICS OF FOREIGN SECURITIES
    Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments. In an attempt to reduce some of these risks, the Fund diversifies its investments broadly among foreign countries which may include both developed and developing countries.
    The Fund may take advantage of the unusual opportunities for higher returns available from investing in developing countries. These investments carry considerably more volatility and risk because they generally are associated with less mature economies and less stable political systems.
    The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Further, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
    Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations.
    Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some countries. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.
    With respect to any foreign country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, governmental regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the Fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside of the United States.
    Brokerage commissions, custodial services, and other costs relating to investment may be more expensive than in the United States. Foreign markets may have different clearance and settlement procedures such as requiring payment for securities before delivery. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.
    CURRENCY RISKS. Because the majority of the securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of Fund assets denominated in the currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar the value of Fund assets denominated in that currency will decrease. Under the United States Internal Revenue Code, as amended (the "Code"), the Fund is required to separately account for the foreign currency component of gains or losses, which will usually be viewed under the Code as items of ordinary and distributable income or loss, thus affecting the Fund's distributable income. (See "Federal Income Tax").
    The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. dollars, the Fund will not convert its holdings of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers may realize a profit on the difference between the price at which they buy and sell currencies.
    FOREIGN COMPANIES. Other differences between investing in foreign and U.S. companies include:
    . less publicly available information about foreign issuers;
    . credit risks associated with certain foreign governments;
    . the lack of uniform accounting, auditing, and financial reporting standards and practices or regulatory requirements comparable to those applicable to U.S. companies;
    . less readily available market quotations on foreign issues;
    . differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks;




    . differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments;
    . the limited size of many foreign securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of securities;
    . the likelihood that securities of foreign issuers may be less liquid or more volatile;
    . foreign brokerage commissions may be higher;
    . unreliable mail service between countries;
    . political or financial changes which adversely affect investments in some countries;
    . increased risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities;
    . certain markets may require payment for securities before delivery;
    . religious and ethnic instability; and
    . certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests.
    U.S. GOVERNMENT POLICIES. In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors such as the Fund. Investors are advised that when such policies are instituted, the Fund will abide by them.
                             INVESTING IN LATIN AMERICA
    The Adviser believes that investment opportunities may result from recent trends in Latin America encouraging greater market orientation and less governmental intervention in economic affairs. Investors, however, should be aware that the Latin American economies have experienced considerable difficulties in the past decade. Although there have been significant improvements in recent years, the Latin American economies continue to experience challenging problems, including high inflation rates and high interest rates relative to the U.S. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline which has been lacking at times in the past, as well as stable political and social conditions. Recovery may also be influenced by international economic conditions, particularly those in the U.S., and by world prices for oil and other commodities. There is no assurance that recent economic initiatives will be successful.
    Certain risks associated with international investments and investing in smaller, developing capital markets are heightened for investments in Latin American countries. For example, some of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of these currencies periodically. In addition, although there is a trend toward less government involvement in commerce, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government still owns or controls many companies, including some of the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect private sector companies and the Fund, as well as the value of securities in the Fund's portfolio.
    Most Latin American countries have experienced substantial, and in some periods, extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.
    Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. Some of these countries have in the past defaulted on their sovereign debt. Holders of sovereign debt (including the Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.




    The limited size of many Latin American securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of securities.
            RISK FACTORS RELATING TO INVESTING IN HIGH YIELD SECURITIES
    The debt securities in which the Fund invests are usually not in the three highest rating categories of a nationally recognized statistical rating organization (AAA, AA, or A for S&P or Fitch and Aaa, Aa, or A for Moody's), but are in the lower rating categories or are unrated, but are of comparable quality and have speculative characteristics or are speculative. Lower-rated bonds or unrated bonds are commonly referred to as "junk bonds." There is no minimal acceptable rating for a security to be purchased or held in the Fund's portfolio, and the Fund may, from time to time, purchase or hold debt securities rated in the lowest rating category. A description of the rating categories is contained in the Appendix to the Combined Statement of Additional Information.
    Debt obligations that are not determined to be investment grade are high-yield, high-risk bonds, typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. To a greater extent than investment grade bonds, lower-rated bonds tend to reflect short-term corporate, economic, and market developments, as well as investor perceptions of the issuer's credit quality. In addition, lower-rated bonds may be more difficult to dispose of or to value than higher-rated, lower-yielding bonds.
    The Fund's Adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.
    INVESTMENT LIMITATIONS
    The Fund will not:
      o borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge its assets to secure such borrowings; or
      o with respect to 75% of its total assets, invest more than 5% of the value of its total assets in securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government and its agencies or instrumentalities, and repurchase agreements collateralized by such securities) or acquire more than 10% of the outstanding voting securities of any one issuer.
    The above investment limitations cannot be changed without shareholder approval.




                                  NET ASSET VALUE
    The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of each class of Shares in the market value of all securities and other assets of the Fund, subtracting the interest of each class of Shares in the liabilities of the Fund and those attributable to each class of Shares, and dividing the remainder by the total number of each class of Shares outstanding. The net asset value for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.
    The net asset value of each class of Shares of the Fund is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
                               INVESTING IN THE FUND




    The Fund offers investors three classes of Shares that carry sales loads and contingent deferred sales charges in different forms and amounts and which bear different levels of expenses.
                                   CLASS A SHARES
    An investor who purchases Class A Shares pays a maximum sales load of 5.50% at the time of purchase. As a result, Class A Shares are not subject to any charges when they are redeemed (except for special programs offered under "Purchases with Proceeds From Redemptions of Unaffiliated Investment Companies"). Certain purchases of Class A Shares are not subject to a sales load. See "Investing in Class A Shares." Certain purchases of Class A Shares qualify for reduced sales loads. See "Reducing or Eliminating the Sales Load." Class A Shares have no conversion feature.
                                   CLASS B SHARES
    Class B Shares are sold without an initial sales load, but are subject to a contingent deferred sales charge of up to 5.50% if redeemed within six full years following purchase. Class B Shares also bear a higher 12b-1 fee than Class A Shares. Class B Shares will automatically convert into Class A Shares, based on relative net asset value, on or around the fifteenth of the month eight full years after the purchase date. Class B Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but (until conversion) will have a higher expense ratio and pay lower dividends than Class A Shares due to the higher 12b-1 fee.
                                   CLASS C SHARES
    Class C Shares are sold without an initial sales load, but are subject to a 1.00% contingent deferred sales charge on assets redeemed within the first 12 months following purchase. Class C Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but will have a higher expense ratio and pay lower dividends than Class A Shares due to the higher 12b-1 fee. Class C Shares have no conversion feature.
                               HOW TO PURCHASE SHARES
    Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial institution (such as a bank or broker/dealer which has a sales agreement with the distributor) or by wire or by check directly to the Fund, with a minimum initial investment of $500 for Class A Shares and $1,500 for Class B Shares and Class C Shares. Additional investments can be made for as little as $100. The minimum initial and subsequent investment for retirement plans is only $50. (Financial institutions may impose different minimum investment requirements on their customers.)
    In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor.




    The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased.
    INVESTING IN CLASS A SHARES
    Class A Shares are sold at their net asset value next determined after an order is received, plus a sales load as follows:
                                       SALES LOAD AS   DEALER
                         SALES LOAD AS  A PERCENTAGE  CONCESSION
                         A PERCENTAGE    OF NET      AS A PERCENTAGE
       AMOUNT OF         OF OFFERING    AMOUNT         OF PUBLIC
       TRANSACTION          PRICE       INVESTED     OFFERING PRICE
    Less than $50,000       5.50%        5.82%          5.00%
    $50,000 but less than $100,000       4.50%          4.71%
       4.00%
    $100,000 but less than $250,000      3.75%          3.90%
       3.25%
    $250,000 but less than $500,000      2.50%          2.56%
       2.25%
    $500,000 but less than $1 million    2.00%          2.04%
       1.80%
    $1 million or greater   0.00%        0.00%          0.25%*




    * See sub-section entitled "Dealer Concession."
    No sales load is imposed for Class A Shares purchased through bank trust departments, investment advisers registered under the Investment Advisers Act of 1940, as amended, or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or to shareholders designated as Liberty Life Members. However, investors who purchase Shares through a trust department, investment adviser, or retirement plan may be charged an additional service fee by the institution. Additionally, no sales load is imposed for Class A Shares purchased through "wrap accounts" or similar programs, under which clients pay a fee or fees for services.
                                 DEALER CONCESSION
    For sales of Class A Shares, a dealer will normally receive up to 90% of the applicable sales load. Any portion of the sales load which is not paid to a dealer will be retained by the distributor. However, the distributor may offer to pay dealers up to 100% of the sales load retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. On purchases of $1 million or more, the investor pays no sales load; however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Shares outstanding at each month end.
    The sales load for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp. Federated Securities Corp. may pay fees to banks out of the sales load in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of Shares.
                       REDUCING OR ELIMINATING THE SALES LOAD
    The sales load can be reduced or eliminated on the purchase of Class A Shares through:
      o quantity discounts and accumulated purchases;
      o concurrent purchases;
      o signing a 13-month letter of intent;
      o using the reinvestment privilege; or
      o purchases with proceeds from redemptions of unaffiliated investment company shares.
                    QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES




    As shown in the table above, larger purchases reduce the sales load paid. The Fund will combine purchases of Class A Shares made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales load. In addition, the sales load, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.
    If an additional purchase of Class A Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Class A Shares having a current value at the public offering price of $30,000 and he purchases $20,000 more at the current public offering price, the sales load on the additional purchase according to the schedule now in effect would be 4.50%, not 5.50%.
    To receive the sales load reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the purchase is made that Class A Shares are already owned or that purchases are being combined. The Fund will reduce the sales load after it confirms the purchases.
                                CONCURRENT PURCHASES
    For purposes of qualifying for a sales load reduction, a shareholder has the privilege of combining concurrent purchases of two or more funds in the Liberty Family of Funds, the purchase price of which includes a sales load. For example, if a shareholder concurrently invested $30,000 in one of the other funds in the Liberty Family of Funds with a sales load, and $20,000 in this Fund, the sales load would be reduced.
    To receive this sales load reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the concurrent purchases are made. The Fund will reduce the sales load after it confirms the purchases.
                                  LETTER OF INTENT
    If a shareholder intends to purchase at least $50,000 of shares of the funds in the Liberty Family of Funds (excluding money market funds) over the next 13 months, the sales load may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales load adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 5.50% of the total amount intended to be purchased in escrow (in Shares) until such purchase is completed.
    The Shares held in escrow in the shareholder's account will be released upon fulfillment of the letter of intent or the end of the 13-month period, whichever comes first. If the amount specified in the letter of intent is not purchased, an appropriate number of escrowed Shares may be redeemed in order to realize the difference in the sales load.
    While this letter of intent will not obligate the shareholder to purchase Shares, each purchase during the period will be at the sales load applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class A Shares of any fund in the Liberty Family of Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. Prior trade prices will not be adjusted.
                               REINVESTMENT PRIVILEGE
    If Class A Shares in the Fund have been redeemed, the shareholder has the privilege, within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales load. Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales load. If the shareholder redeems his Class A Shares in the Fund, there may be tax consequences.
        PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF UNAFFILIATED INVESTMENT
                                     COMPANIES
    Investors may purchase Class A Shares at net asset value, without a sales load, with the proceeds from the redemption of shares of an unaffiliated investment company that were purchased or sold with a sales load or commission and were not distributed by Federated Securities Corp. The purchase must be made within 60 days of the redemption, and Federated Securities Corp. must be notified by the investor in writing, or by his financial institution, at the time the purchase is made. From time to time, the Fund may offer dealers a payment of .50 of 1.00% for Shares purchased under this program. If Shares are purchased in this manner, Fund purchases will be subject to a contingent deferred sales charge for one year from the date of purchase. Shareholders will be notified prior to the implementation of any special offering as described above.
    INVESTING IN CLASS B SHARES
    Class B Shares are sold at their net asset value next determined after an order is received. While Class B Shares are sold without an initial sales load, under certain circumstances described under "Contingent Deferred Sales Charge--Class B Shares," a contingent deferred sales charge may be applied by the distributor at the time Class B Shares are redeemed.
                            CONVERSION OF CLASS B SHARES
    Class B Shares will automatically convert into Class A Shares on or around the fifteenth of the month eight full years after the purchase date, except as noted below, and may no longer be subject to a distribution services fee (see "Distribution of Shares"). Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales load, fee or other charge. Class B Shares acquired by exchange from Class B Shares of another fund in the Liberty Family of Funds will convert into Class A Shares based on the time of the initial purchase. For purposes of conversion to Class A Shares, Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The conversion of Class B Shares to Class A Shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B Shares to Class A Shares will not occur if such ruling or opinion is not available. In such event, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indefinite period.
    Orders for $250,000 or more of Class B Shares will automatically be invested in Class A Shares.
    INVESTING IN CLASS C SHARES
    Class C Shares are sold at net asset value next determined after an order is received. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first full 12 months following purchase. For a complete description of this charge, see "Contingent Deferred Sales Charge- -Class C Shares."
                 PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION




    An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders placed through a financial institution are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.
    The financial institution which maintains investor accounts in Class B Shares or Class C Shares with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial institutions may be subject to reclaim by the distributor for accounts transferred to financial institutions which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods.
                             PURCHASING SHARES BY WIRE




    Once an account has been established, Shares may be purchased by wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received immediately. Payment for purchases which are subject to a sales load must be received within three business days following the order. Payment for purchases on which no sales load is imposed must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows:
    State Street Bank and Trust Company, Boston, Massachusetts; Attn: EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.
                             PURCHASING SHARES BY CHECK
    Once an account has been established, Shares may be purchased by sending a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).
    SPECIAL PURCHASE FEATURES
                           SYSTEMATIC INVESTMENT PROGRAM




    Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund at the net asset value next determined after an order is received by the Fund, plus the sales load, if applicable. Shareholders should contact their financial institution or the Fund to participate in this program.
                                  RETIREMENT PLANS
    Fund Shares can be purchased as an investment for retirement plans or IRA accounts. For further details, contact the Fund and consult a tax adviser.
                                 EXCHANGE PRIVILEGE
                                   CLASS A SHARES
    Class A shareholders may exchange all or some of their Shares for Class A Shares of other funds in the Liberty Family of Funds at net asset value. Shareholders of Class A Shares may also exchange into certain other Federated Funds (as defined in the "Synopsis" of this prospectus) which are sold with a sales load different from that of the Fund's or with no sales load, and which are advised by subsidiaries or affiliates of Federated Investors. These exchanges are made at net asset value plus the difference between the Fund's sales load already paid and any sales load of the Federated Fund into which the Shares are to be exchanged, if higher.




    Neither the Fund nor any of the funds in the Liberty Family of Funds imposes any additional fees on exchanges. Shareholders in certain other Federated Funds may exchange their shares in the Federated Funds for Class A Shares.


                                   CLASS B SHARES
    Class B shareholders may exchange all or some of their Shares for Class B Shares of other funds in the Liberty Family of Funds. (Not all funds in the Liberty Family of Funds currently offer Class B Shares. Contact your financial institution regarding the availability of other Class B Shares in the Liberty Family of Funds.) Exchanges are made at net asset value without being assessed a contingent deferred sales charge on the exchanged Shares. To the extent that a shareholder exchanges Shares for Class B Shares in other funds in the Liberty Family of Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the applicable holding period. For more information, see "Contingent Deferred Sales Charge."
                                   CLASS C SHARES
    Class C shareholders may exchange all or some of their Shares for Class C Shares in other funds in the Liberty Family of Funds at net asset value without a contingent deferred sales charge. (Not all funds in the Liberty Family of Funds currently offer Class C Shares. Contact your financial institution regarding the availability of other Class C Shares in the Liberty Family of Funds.) To the extent that a shareholder exchanges Shares for Class C Shares in other funds in the Liberty Family of Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the applicable holding period. For more information, see "Contingent Deferred Sales Charge."
                             REQUIREMENTS FOR EXCHANGE
    Shareholders using this privilege must exchange Shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.
    This privilege is available to shareholders resident in any state in which the shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.




    Further information on the exchange privilege and prospectuses for the Liberty Family of Funds are available by contacting the Fund.
                                  TAX CONSEQUENCES
    An exercise of the exchange privilege is treated as a sale for federal income tax purposes. Depending upon the circumstances, a capital gain or loss may be realized.
                                 MAKING AN EXCHANGE
    Instructions for exchanges for the Liberty Family of Funds or certain Federated Funds (where applicable) may be given in writing or by telephone. Written instructions may require a signature guarantee. Shareholders of the Fund may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to Federated Services Company, 500 Victory Road--2nd Floor, North Quincy, Massachusetts 02171.
                               TELEPHONE INSTRUCTIONS
    Telephone instructions made by the investor may be carried out only if a telephone authorization form completed by the investor is on file with the Fund. If the instructions are given by a broker, a telephone authorization form completed by the broker must be on file with the Fund. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Shares may be exchanged between two funds by telephone only if the two funds have identical shareholder registrations.
    Any Shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600 and deposited to the shareholder's account before being exchanged. Telephone exchange instructions are recorded and will be binding upon the shareholder. Such instructions will be processed as of 4:00 p.m. (Eastern time) and must be received by the Fund before that time for Shares to be exchanged the same day. Shareholders exchanging into a fund will begin receiving dividends the following business day. This privilege may be modified or terminated at any time.
                                HOW TO REDEEM SHARES
    Shares are redeemed at their net asset value, less any applicable contingent deferred sales charge, next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.
                  REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION
    Shares of the Fund may be redeemed by calling your financial institution to request the redemption. Shares will be redeemed at the net asset value, less any applicable contingent deferred sales charge next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions (such as banks) must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.
                           REDEEMING SHARES BY TELEPHONE
    Shares may be redeemed in any amount by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp.
     Proceeds will be mailed in the form of a check, to the shareholder's address of record or by wire transfer to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared.




    Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.
                              REDEEMING SHARES BY MAIL
    Shares may be redeemed in any amount by mailing a written request to:
    Federated Services Company, Fund Name, Fund Class, P.O. Box 8600, Boston, Massachusetts 02266-8600.
    The written request should state: Fund Name and the Class designation; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. It is recommended that any share certificates be sent by insured mail with the written request.
    Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a bank which is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange, or any other "eligible guarantor institution," as defined by the Securities and Exchange Act of 1934, as amended. The Fund does not accept signatures guaranteed by a notary public.
    The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.
    SPECIAL REDEMPTION FEATURES
                           SYSTEMATIC WITHDRAWAL PROGRAM
    Shareholders who desire to receive payments of a predetermined amount not less than $100 may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder.
    Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his financial institution. Due to the fact that Class A Shares are sold with a sales load, it is not advisable for shareholders to continue to purchase Class A Shares while participating in this program. A contingent deferred sales charge may be imposed on Class B Shares and Class C Shares.
    CONTINGENT DEFERRED SALES CHARGE
    Shareholders may be subject to a contingent deferred sales charge upon redemption of their Shares under the following circumstances:
                                   CLASS A SHARES
    Class A Shares purchased under a periodic special offering with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales load and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of .50 of 1.00% for redemptions made within one full year of purchase. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption.
                                   CLASS B SHARES




    Shareholders redeeming Class B Shares from their Fund accounts within six full years of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's distributor. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption in accordance with the following schedule:
                                  CONTINGENT
      YEAR OF REDEMPTION           DEFERRED
        AFTER PURCHASE            SALES CHARGE
          First                    5.50%
          Second                   4.75%
          Third                    4%
          Fourth                   3%
          Fifth                    2%
          Sixth                    1%
          Seventh and thereafter   0%
                                   CLASS C SHARES
    Shareholders redeeming Class C Shares from their Fund accounts within one full year of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's distributor of 1.00%. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption.
                 CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES
    The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. The contingent deferred sales charge will not be imposed with respect to: (1) Shares acquired through the reinvestment of dividends or distributions of long-term capital gains; and (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. In computing the amount of the applicable contingent deferred sales charge, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares; (3) Shares held for less than six years with respect to Class B Shares and less than one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares on a first-in, first-out basis. A contingent deferred sales charge is not assessed in connection with an exchange of Fund Shares for shares of other funds in the Liberty Family of Funds in the same class (see "Exchange Privilege"). Any contingent deferred sales charge imposed at the time the exchanged-for Shares are redeemed is calculated as if the shareholder had held the shares from the date on which he became a shareholder of the exchanged-from Shares. Moreover, the contingent deferred sales charge will be eliminated with respect to certain redemptions (see "Elimination of Contingent Deferred Sales Charge").
    ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE
    The contingent deferred sales charge will be eliminated with respect to the following redemptions: (1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; (2) redemptions representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2; and (3) involuntary redemptions by the Fund of Shares in shareholder accounts that do not comply with the minimum balance requirements. No contingent deferred sales charge will be imposed on redemptions of Shares held by Directors, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor; employees of any financial institution that sells Shares of the Fund pursuant to a sales agreement with the distributor; and spouses and children under the age of 21 of the aforementioned persons. Finally, no contingent deferred sales charge will be imposed on the redemption of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940, as amended, or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial institution, to the extent that no payments were advanced for purchases made through such entities. The Directors reserve the right to discontinue elimination of the contingent deferred sales charge. Shareholders will be notified of such elimination. Any Shares purchased prior to the termination of such waiver would have the contingent deferred sales charge eliminated as provided in the Fund's prospectus at the time of the purchase of the Shares. If a shareholder making a redemption qualifies for an elimination of the contingent deferred sales charge, the shareholder must notify Federated Securities Corp. or the transfer agent in writing that he is entitled to such elimination.
                           ACCOUNT AND SHARE INFORMATION
                           CERTIFICATES AND CONFIRMATIONS
    As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested in writing to Federated Services Company.




    Detailed confirmations of each purchase and redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during that month.
                                     DIVIDENDS
    Dividends are declared and paid annually to all shareholders invested in the Fund on the record date. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date net asset value without a sales load, unless shareholders request cash payments on the new account form or by contacting the transfer agent. All shareholders on the record date are entitled to the dividend. If Shares are redeemed or exchanged prior to the record date or purchased after the record date, those Shares are not entitled to that year's dividend.
                                   CAPITAL GAINS
    Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months.
                             ACCOUNTS WITH LOW BALANCES
    Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account, except retirement plans, and pay the proceeds to the shareholder if the account balance falls below the Class A Share required minimum value of $500 or the required minimum value of $1,500 for Class B Shares and Class C Shares. This requirement does not apply, however, if the balance falls below the required minimum value because of changes in the net asset value of the respective Share Class. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.
                              CORPORATION INFORMATION
    MANAGEMENT OF THE CORPORATION
                                 BOARD OF DIRECTORS
    The Corporation is managed by a Board of Directors. The Directors are responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.
                                 INVESTMENT ADVISER
    Investment decisions for the Fund are made by Federated Global Research Corp., the Fund's investment adviser, subject to direction by the Directors. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.
                                   ADVISORY FEES
    The Adviser receives an annual investment advisory fee equal to 1.25% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar objectives and policies. Under the investment advisory contract, which provides for the voluntary waiver of the advisory fee by the Adviser, the Adviser may voluntarily waive some or all of its fee. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities. The Adviser can terminate this voluntary waiver at any time in its sole discretion. The Adviser has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.


                                ADVISER'S BACKGROUND
    Federated Global Research Corp., incorporated in Delaware on May 12, 1995, is a registered investment adviser under the Investment Advisers Act of 1940, as amended. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the Trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.
    Federated Global Research Corp. and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.
    Henry A. Frantzen has been the Fund's portfolio manager since its inception. Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Fund's investment adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995. He was the Executive Vice President and Director of Equities at Oppenheimer Management Corporation from 1989 to 1991. Mr. Frantzen received his B.S. in finance and marketing from the University of North Dakota.
    Drew J. Collins has been the Fund's portfolio manager since its inception. Mr. Collins joined Federated Investors in 1995 as a Senior Vice President of the Fund's investment adviser. Mr. Collins served as Vice President/Portfolio Manager of international equity portfolios at Arnold and S. Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the University of Pennsylvania.
    Alexandre de Bethmann has been the Fund's portfolio manager since its inception. Mr. de Bethmann joined Federated Investors in 1995 as a Vice President of the Fund's investment adviser. Mr. de Bethmann served as Assistant Vice President/Portfolio Manager for Japanese and Korean equities at the College Retirement Equities Fund from 1994 to 1995. He served as an International Equities Analyst and then as an Assistant Portfolio Manager at the College Retirement Equities Fund between 1987 and 1994. Mr. de Bethmann received his M.B.A. in Finance from Duke University.
    Both the Corporation and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Directors, and could result in severe penalties.
    DISTRIBUTION OF SHARES
    Federated Securities Corp. is the principal distributor for Shares of the Fund. Federated Securities Corp. is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.
    The distributor may offer to pay financial institutions an amount equal to 1% of the net asset value of Class C Shares purchased by their clients or customers at the time of purchase. These payments will be made directly by the distributor from its assets, and will not be made from assets of the Fund. Financial institutions may elect to waive the initial payment described above; such waiver will result in the waiver by the Fund of the otherwise applicable contingent deferred sales charge.
    The distributor will pay dealers an amount equal to 5.5% of the net asset value of Class B Shares purchased by their clients or customers. These payments will be made directly by the distributor from its assets, and will not be made from the assets of the Fund. Dealers may voluntarily waive receipt of all or any portion of these payments. The distributor may pay a portion of the distribution fee discussed below to financial institutions that waive all or any portion of the advance payments.
                     DISTRIBUTION PLAN AND SHAREHOLDER SERVICES
    Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the distributor may be paid a fee in an amount computed at an annual rate of up to .25 of 1% for Class A Shares and up to .75 of 1% for Class B Shares and Class C Shares of the average daily net assets of each class of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The Fund does not currently make payments to the distributor or charge a fee under the Distribution Plan for Class A Shares, and shareholders of Class A Shares will be notified if the Fund intends to charge a fee under the Distribution Plan. For Class A Shares and Class C Shares, the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers. With respect to Class B Shares, because distribution fees to be paid by the Fund to the distributor may not exceed an annual rate of .75 of 1% of Class B Shares' average daily net assets, it will take the distributor a number of years to recoup the expenses it has incurred for its sales services and distribution-related support services pursuant to the Plan.




    The Distribution Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by Shares under the Plan.
    In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25 of 1% of the average daily net asset value of Class A Shares, Class B Shares, and Class C Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts ("Shareholder Services"). Under the Shareholder Services Agreement, Federated Shareholder Services will either perform Shareholder Services directly or will select financial institutions to perform Shareholder Services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.




    In addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of sales services, distribution-related support services, or shareholder services.
    The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Directors will consider appropriate changes in the services.
    State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state laws.
                      OTHER PAYMENTS TO FINANCIAL INSTITUTIONS
    Federated Securities Corp. will pay financial institutions, at the time of purchase of Class A Shares, an amount equal to .50 of 1% of the net asset value of Class A Shares purchased by their clients or customers under certain qualified retirement plans as approved by Federated Securities




    Corp. (Such payments are subject to a reclaim from the financial institution should the assets leave the program within 12 months after purchase.)
    Furthermore, with respect to Class A Shares, Class B Shares, and Class C Shares, the distributor may offer to pay a fee from its own assets to financial institutions as financial assistance for providing substantial marketing and sales support. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates.
    ADMINISTRATION OF THE FUND
                              ADMINISTRATIVE SERVICES
    Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate which relates to the average aggregate daily net assets of all Federated Funds as specified below:






               MAXIMUM                  AVERAGE AGGREGATE DAILY NET
            ADMINISTRATIVE FEE          ASSETS OF THE FEDERATED FUNDS
               .15 of 1%                on the first $250 million
               .125 of 1%               on the next $250 million
               .10 of 1%                on the next $250 million
               .075 of 1%               on assets in excess of $750 million
    The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.
                                     CUSTODIAN
    State Street Bank and Trust Company, P.O. Box 8600, Boston, Massachusetts 02266-8600, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.
                    TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
    Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600, is transfer agent for the Shares of the Fund, and dividend disbursing agent for the Fund.
                                INDEPENDENT AUDITORS




    The independent auditors for the Fund are Ernst & Young LLP, One Oxford Centre, Pittsburgh, Pennsylvania 15219.
    EXPENSES OF THE FUND AND CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES Holders of Class A Shares, Class B Shares, and Class C Shares pay their allocable portion of Corporation and portfolio expenses.
    The Corporation expenses for which holders of Class A Shares, Class B Shares, and Class C Shares pay their allocable portion include, but are not limited to: the cost of organizing the Corporation and continuing its existence; registering the Corporation with federal and state securities authorities; Directors' fees; auditors' fees; the cost of meetings of Directors; legal fees of the Corporation; association membership dues; and such non-recurring and extraordinary items as may arise from time to time. The portfolio expenses for which holders of Class A Shares, Class B Shares, and Class C Shares pay their allocable portion include, but are not limited to: registering the portfolio and Class A Shares, Class B Shares, and Class C Shares of the portfolio; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise from time to time.
    At present, the only expenses which are allocated specifically to Class A Shares, Class B Shares, and Class C Shares as classes are expenses under the Corporation's Distribution Plan and fees for Shareholder Services. However, the Directors reserve the right to allocate certain other expenses to holders of Class A Shares, Class B Shares and Class C Shares as they deem appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: distribution fees; transfer agent fees as identified by the transfer agent as attributable to holders of Class A Shares, Class B Shares, and Class C Shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and to state securities commissions; expenses related to administrative personnel and services as required to support holders of Class A Shares, Class B Shares, and Class C Shares; legal fees relating solely to Class A Shares, Class B Shares, or Class C Shares; and Directors' fees incurred as a result of issues related solely to Class A Shares, Class B Shares, or Class C Shares.
    BROKERAGE TRANSACTIONS
    When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by Federated




    Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Directors.
                              SHAREHOLDER INFORMATION
    VOTING RIGHTS
    Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of each Fund or class in the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.
    As a Maryland corporation, the Corporation is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Corporation's or the Fund's operation and for the election of Directors under certain circumstances.
    Directors may be removed by the Directors or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the written request of shareholders owning at least 10% of the Corporation's outstanding shares of all series entitled to vote.
                                  TAX INFORMATION
    FEDERAL INCOME TAX
    The Fund will pay no federal income tax because it expects to meet requirements of the Code, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. However, the Fund may invest in the stock of certain foreign corporations which would constitute a Passive Foreign Investment Company ("PFIC"). Federal income taxes may be imposed on the Fund upon disposition of PFIC investments.
    The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Corporation's other portfolios will not be combined for tax purposes with those realized by the Fund.
    Investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduced tax rates or exemptions on this income. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is unknown. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.
    Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the




    Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed.
    Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.
    If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Furthermore, shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.
    PENNSYLVANIA PERSONAL PROPERTY TAXES
    Shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.
    Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.




                              PERFORMANCE INFORMATION
    From time to time, the Fund advertises its total return and yield for each class of Shares.
    Total return represents the change, over a specific period of time, in the value of an investment in each class of Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.
    The yield of each class of Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by each class of Shares over a thirty-day period by the maximum offering price per share of each class on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by each class of Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
    The performance information reflects the effect of non-recurring charges, such as the maximum sales load or contingent deferred sales charges, which, if excluded, would increase the total return and yield.
    Total return and yield will be calculated separately for Class A Shares, Class B Shares, and Class C Shares. Expense differences among Class A Shares, Class B Shares, and Class C Shares may affect the performance of each class.




    From time to time, advertisements for Class A Shares, Class B Shares, and Class C Shares of the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Class A Shares, Class B Shares, and Class C Shares to certain indices.


                               FEDERATED LATIN AMERICAN GROWTH FUND
                               (A Portfolio of World Investment Series, Inc.)

                               Class A Shares
                               Class B Shares
                               Class C Shares


                                      Combined Prospectus
                                      An Open-End, Diversified
                                      Management
                                      Investment Company

                                      February 13, 1996






         FEDERATED SECURITIES CORP.


          Distributor
          Cusip #s
                   ---------
          G01471-02a(2/96)
          FEDERATED INVESTORS
          Federated Investors Tower
          Pittsburgh, PA  15222-3779







FEDERATED LATIN AMERICAN GROWTH FUND
(A Portfolio of World Investment Series, Inc.)

Class A Shares

Prospectus


    The Class A Shares of Federated Latin American Growth Fund (the "Fund") represent interests in a diversified portfolio of World Investment Series, Inc. (the "Corporation"), an open-end management investment company (a mutual fund). The investment objective of the Fund is to provide long-term growth of capital. Any income received from the portfolio is incidental. The Fund pursues its investment objective by investing primarily in equity securities of Latin American companies.
    THE CLASS A SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE CLASS A SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.




    This prospectus contains the information you should read and know before you invest in the Class A Shares of the Fund. Keep this prospectus for future reference.
    The Fund has also filed a Combined Statement of Additional Information for Class A Shares, Class B Shares, and Class C Shares dated February 13, 1996, with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information, which is in paper form only, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information or to make inquiries about the Fund, contact your financial institution.
    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
    Prospectus dated February 13, 1996




    Table of Contents will be
    generated when document is
    complete.




                              SUMMARY OF FUND EXPENSES
                        FEDERATED LATIN AMERICAN GROWTH FUND

                                   CLASS A SHARES
                          SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Load Imposed on Purchases (as a percentage of offering price)
       ....................................................5.50%
    Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of
      offering price) .....................................   None
    Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)(1)
      0.00%
    Redemption Fee (as a percentage of amount redeemed, if applicable)
       ....................................................None
    Exchange Fee ..........................................   None

                      ANNUAL CLASS A SHARES OPERATING EXPENSES
                 (As a percentage of projected average net assets)*
    Management Fee (after waiver)(2) ......................      %
    12b-1 Fee (3) .........................................      %
    Total Other Expenses ..................................      %
       Shareholder Services Fee ...................      %




          Total Class A Shares Operating Expenses (4)......      %
    (1)

      Class A Shares purchased with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales load and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of 0.50 of 1.00% for redemptions made within one full year of purchase. (See "Contingent Deferred Sales Charge.")
    (2)

      The estimated Management Fee has been reduced to reflect the anticipated voluntary waiver of a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time at its sole
      discretion.  The maximum management fee is      %.
                                                 -----
    (3)

      Class A Shares have no present intention of paying or accruing the 12b-1 fee during the fiscal year ending November 30, 1996. If Class A Shares were paying or accruing the 12b-1 fee, Class A Shares would be able to pay up to 0.25% of its average daily net assets for the 12b-1 fee. See "Corporation Information."




    (4)

      The Total Class A Shares Operating Expenses are estimated to be       %
                                                                      ------
      absent the anticipated voluntary waiver of a portion of the Management
      Fee.
    * Total Class A Shares Operating Expenses are estimated based on average expenses expected to be incurred during the period ending November 30, 1996. During the course of this period, expenses may be more or less than the average amount shown.
      The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class A Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "What Shares Cost" and "Corporation Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

    EXAMPLE                                       1 year  3 years
    You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end
       of each time period ....................   $         $
                                                   --        --
    You would pay the following expenses on the same investment,
       assuming no redemption .................   $         $
                                                   --        --





    The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. This example is based on estimated data for the Class A Shares' fiscal year ending November 30, 1996.



                                GENERAL INFORMATION
    The Corporation was established under the laws of the state of Maryland on January 25, 1994. The Corporation's address is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. The Articles of Incorporation permit the Corporation to offer separate series of shares representing interests in separate portfolios of securities. As of the date of this prospectus, the Board of Directors (the "Directors") has established three classes of shares for the Fund, known as Class A Shares, Class B Shares, and Class C Shares. This prospectus relates only to the Class A Shares (the "Shares") of the Fund.
    Shares of the Fund are designed for individuals and institutions seeking long-term growth of capital by investing primarily in equity securities of Latin American companies.




    For information on how to purchase Shares of the Fund, please refer to "How to Purchase Shares." The minimum initial investment for Class A Shares is $500. However, the minimum initial investment for a retirement account is $50. Subsequent investments must be in amounts of at least $100, except for retirement plans which must be in amounts of at least $50.
    In general, Class A Shares are sold at net asset value plus an applicable sales load and are redeemed at net asset value. However, a contingent deferred sales charge is imposed under certain circumstances. For a more complete description, see "How to Redeem Shares."
    In addition, the Fund also pays a shareholder services fee at an annual rate not to exceed 0.25% of average daily net assets.
    Investors should be aware of the following general observations. The Fund may make certain investments and employ certain investment techniques that involve risks, including, but not limited to, investing in non-U.S. issuers, entering into repurchase agreements, investing in when-issued securities, lending portfolio securities, and entering into futures contracts and related options. These risks are described under "Investment Policies."
    The Fund's current net asset value and offering price can be found in the mutual funds section of local newspapers under "Federated Liberty Funds."
                              LIBERTY FAMILY OF FUNDS




    This Fund is a member of a family of mutual funds, collectively known as the Liberty Family of Funds. The other funds in the Liberty Family of Funds are:
      o American Leaders Fund, Inc., providing growth of capital and income through high-quality stocks;
      o Capital Growth Fund, providing appreciation of capital primarily through equity securities;
      o Federated Asia Pacific Growth Fund, providing long-term growth of capital by investing in equity securities of companies located in Asia and the Pacific Rim;
      o Federated Bond Fund, providing current income through high-quality corporate debt;
      o Federated Emerging Markets Fund, providing long-term growth of capital by investing in equity securities of large and small companies domiciled in or having primary operations in emerging markets;
      o Federated European Growth Fund, providing long-term growth of capital through investments primarily in the equity securities of European companies;
      o Federated Growth Strategies Fund, providing appreciation of capital primarily through equity securities of companies with prospects for above-average growth in earnings and dividends;




      o Federated International Equity Fund, providing long-term capital growth and income through international securities;
      o Federated International Income Fund, providing a high level of current income consistent with prudent investment risk through high-quality debt securities denominated primarily in foreign currencies;
      o Federated International Small Company Fund, providing long-term growth of capital by investing in equity securities of small foreign companies in developed and emerging markets.
      o Federated Small Cap Strategies Fund, providing capital appreciation through common stocks of small capitalization companies;
      o Fund for U.S. Government Securities, Inc., providing current income through long-term U.S. government securities;
      o Liberty Equity Income Fund, Inc., providing above-average income and capital appreciation through income producing equity securities;
      o Liberty High Income Bond Fund, Inc., providing high current income through high-yielding, lower-rated corporate bonds;
      o Liberty Municipal Securities Fund, Inc., providing a high level of current income exempt from federal regular income tax through municipal bonds;
      o Liberty U.S. Government Money Market Trust, providing current income consistent with stability of principal through high-quality U.S. government securities;




      o Liberty Utility Fund, Inc., providing current income and long-term growth of income, primarily through electric, gas, and communications utilities;
      o Limited Term Fund, providing a high level of current income consistent with minimum fluctuation in principal value through investment grade securities;
      o Limited Term Municipal Fund, providing a high level of current income exempt from federal regular income tax consistent with the preservation of principal, primarily limited to municipal securities;
      o Michigan Intermediate Municipal Trust, providing current income exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan and Michigan municipalities, primarily through Michigan municipal securities;
      o Pennsylvania Municipal Income Fund, providing current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania, primarily through Pennsylvania municipal securities;
      o Strategic Income Fund, providing a high level of current income, primarily through domestic and foreign corporate debt obligations;
      o Tax-Free Instruments Trust, providing current income consistent with stability of principal and exempt from federal income tax, through high-quality, short-term municipal securities; and




      o World Utility Fund, providing total return primarily through securities issued by domestic and foreign companies in the utilities industries.
    Prospectuses for these funds are available by writing to Federated Securities Corp.
    Each of the funds may also invest in certain other types of securities as described in each fund's prospectus.
    The Liberty Family of Funds provides flexibility and diversification for an investor's long-term investment planning. It enables an investor to meet the challenges of changing market conditions by offering convenient exchange privileges which give access to various investment vehicles and by providing the investment services of proven, professional investment advisers.
    Shareholders of Class A Shares who have been designated as Liberty Life Members are exempt from sales loads on future purchases in and exchanges between the Class A Shares of any funds in the Liberty Family of Funds, as long as they maintain a $500 balance in one of the Liberty Funds.
                               INVESTMENT INFORMATION
    INVESTMENT OBJECTIVE
    The Fund seeks to provide long-term growth of capital. Any income received from the portfolio is incidental. The investment objective of the Fund cannot be changed without the approval of the shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.
    INVESTMENT POLICIES
    The Fund pursues its investment objective by investing primarily in equity securities of Latin American companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of Latin American companies. For purposes of this prospectus, Latin America is defined as Mexico, Central America, South America, and the Spanish-speaking islands of the Caribbean.
    Latin American companies are defined as (i) those organized under the laws of, or with a principal office located in, a Latin American country or (ii) those for which the principal securities trading market is in Latin America or (iii) those, wherever organized or traded, which derived (directly or indirectly through subsidiaries) at least 50% of their total assets, capitalization, gross revenue or profit in their most current fiscal year from goods produced, services performed, or sales made in Latin America. Although the Fund may invest in securities of issuers located in any country in Latin America, the Fund expects to focus its investments in the most developed capital markets of Latin America, which currently include:
    Argentina, Bolivia, Brazil, Chile, Colombia, Mexico, Peru, Uruguay, and Venezuela. The Fund may invest in other countries of Latin America when their markets become sufficiently developed, in the opinion of the investment adviser. The Fund intends to allocate its investments among at least three countries at all times and does not expect to concentrate investments in any particular industry.
    Unless indicated otherwise, the investment policies of the Fund may be changed by the Board of Directors (the "Directors") without the approval of the shareholders of the Fund. Shareholders will be notified before any material change in these policies becomes effective.
                               ACCEPTABLE INVESTMENTS
    The equity securities in which the Fund may invest include common stock, preferred stock (either convertible or non-convertible), sponsored or unsponsored depositary receipts or shares, and warrants, including other substantially similar forms of equity with comparable risk characteristics as well as other forms which may be developed in the future. Securities may be purchased on securities exchanges, traded over-the-counter, or have no organized market. The Fund may also purchase corporate and government fixed income securities denominated in currencies other than U.S. dollars; enter into forward commitments, repurchase agreements and foreign currency transactions; maintain reserves in foreign or U.S. money market instruments; and purchase options and financial futures contracts.
                             COMMON AND PREFERRED STOCK
    Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.
    In selecting securities, the investment adviser typically evaluates industry trends, a company's financial strength, its competitive position in domestic and export markets, technology, recent developments and profitability, together with overall growth prospects. Other considerations generally include quality and depth of management, government regulation, and availability and cost of labor and raw materials. Investment decisions are made without regard to arbitrary criteria as to minimum asset size, debt-equity ratios or dividend history of portfolio companies.
                                DEPOSITARY RECEIPTS




    The Fund may invest in foreign issuers by purchasing sponsored or unsponsored securities representing underlying international securities such as American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), Global Depositary Certificates ("GDCs"), and International Depositary Receipts ("IDRs") or securities convertible into foreign equity securities. ADRs and ADSs typically are issued by a United States bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), GDRs, GDCs, and IDRs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. ADRs, ADSs, CDRs, EDRs, GDRs, GDCs, and IDRs are collectively known as "Depositary Receipts." Depositary Receipts may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored Depositary Receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.
                                  DEBT SECURITIES
    In pursuit of the Fund's objective of long-term growth of capital, the Fund may invest up to 35% of its total assets in debt securities. Capital appreciation in debt securities may arise as a result of favorable changes in the creditworthiness of issuers, relative interest rate levels, or relative foreign exchange rates. Any income received from debt securities is incidental to the Fund's objective of long-term growth of capital.
    These debt obligations consist of U.S. and foreign government securities and corporate debt securities, including, but not limited to, Yankee bonds, Eurobonds and depositary receipts. The issuers of such debt securities may or may not be domiciled in Latin America.
    The Fund may also invest in certain debt obligations customarily referred to as "Brady Bonds," that have been created through the exchange of existing commercial bank loans to Latin American public and private entities for new bonds in connection with debt restructurings under a debt restructuring plan announced by former U.S. Secretary of the Treasury Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market for Latin American debt instruments. Brady Bonds are neither issued nor guaranteed by the U.S. government.
    The debt securities in which the Fund may invest may be rated, at the time of purchase, BB or lower by Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch") or Ba or lower by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, are of comparable quality as determined by the investment adviser. The prices of fixed income securities generally fluctuate inversely to the direction of interest rates.
                               CONVERTIBLE SECURITIES
    The Fund may invest in convertible securities rated, at the time of purchase, BB or lower by S&P or Fitch or Ba or lower by Moody's, or, if unrated, are of comparable quality as determined by the investment adviser. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible bonds, convertible preferred stock or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of different investment strategies. In selecting a convertible security, the investment adviser evaluates the investment characteristics of the convertible security as a fixed income investment, and the investment potential of the underlying security for capital appreciation.


               INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
    Due to restrictions on direct investment by foreign entities in certain Latin American markets, investments in other investment companies may be the most practical or only manner in which the Fund can participate in the securities markets of certain countries in Latin America. The Fund may also invest in other investment companies for the purpose of investing its short-term cash on a temporary basis. The Fund may invest up to 10% of its total assets in the securities of other investment companies. To the extent that the Fund invests in securities issued by other investment companies, the Fund will indirectly bear its proportionate share of any fees and expenses paid by such companies, in addition to the fees and expenses payable directly by the Fund.
                         RESTRICTED AND ILLIQUID SECURITIES
    The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Restricted securities may be issued by new and early stage companies which may include a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expense of registration. The Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Directors to be liquid, over-the counter options, swap agreements not determined to be liquid, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.
                               REPURCHASE AGREEMENTS
    The Fund may invest in repurchase agreements. Repurchase agreements are arrangements by which the Fund purchases a security for cash and obtains a simultaneous commitment from the seller (usually a bank or broker/dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default. In such a case, the Fund may incur costs in disposing of the security which would increase Fund expenses. The investment adviser will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.
                   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
    The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for different times in the future. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.
    The Fund may dispose of a commitment prior to settlement if the investment adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.
                          LENDING OF PORTFOLIO SECURITIES
    In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Directors and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times.
    There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.
                               TEMPORARY INVESTMENTS
    For temporary defensive purposes, when the investment adviser determines that market conditions warrant (up to 100% of total assets) and to maintain liquidity (up to 20% of total assets), the Fund may invest in U.S. and foreign debt instruments as well as cash or cash equivalents, including foreign and domestic money market instruments, short-term government and corporate obligations, and repurchase agreements.
                                FORWARD COMMITMENTS
    Forward commitments are contracts to purchase securities for a fixed price at a date beyond customary settlement time. The Fund may enter into these contracts if liquid securities in amounts sufficient to meet the purchase price are segregated on the Fund's records at the trade date and maintained until the transaction has been settled. Risk is involved if the value of the security declines before settlement. Although the Fund enters into forward commitments with the intention of acquiring the security, it may dispose of the commitment prior to settlement and realize short-term profit or loss.
                           FOREIGN CURRENCY TRANSACTIONS
    The Fund will enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot (i.e., cash) basis at prevailing rates or through forward foreign currency exchange contracts. The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although foreign currency exchanges may be used by the Fund to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund. Further, the Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations. Cross-hedging transactions by the Fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability that is the subject of the hedge.
                    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
    A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties.
    Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated and are maintained until the contract has been settled. The Fund will not enter into a forward contract with a term of more than one year. The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between trade date and settlement date will vary between 24 hours and 60 days, depending upon local custom.
    The Fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the investment adviser will consider the likelihood of changes in currency values when making investment decisions, the investment adviser believes that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the value of the Fund's assets denominated in that currency at the time the contract was initiated, but as consistent with their other investment policies and as not otherwise limited in their ability to use this strategy.
                                      OPTIONS




    The Fund may deal in options on foreign currencies, securities, and securities indices, and on futures contracts involving these items, which options may be listed for trading on an international securities exchange or traded over-the-counter. The Fund may use options to manage interest rate and currency risks. The Fund may also write covered call options and secured put options to generate income or lock in gains. The Fund may write covered call options and secured put options on up to 25% of its net assets and may purchase put and call options provided that no more than 5% of the fair market value of its net assets may be invested in premiums on such options.
    A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying currency, security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying currency, security or other asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow, and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is the risk that the Fund may be required to take delivery of the underlying asset at a disadvantageous price.
    Over-the-counter options ("OTC options") differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience material losses. However, in writing options, the premium is paid in advance by the dealer. OTC options, which may not be continuously liquid, are available for a greater variety of assets, and with a wider range of expiration dates and exercise prices, than are exchange traded options.
    It is not certain that a secondary market for positions in options, or futures contracts (see below), will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.
                           FUTURES AND OPTIONS ON FUTURES
    The Fund may enter into futures contracts involving foreign currency, securities, and securities indices, or options thereon, for bona fide hedging purposes. The Fund may also enter into such futures contracts or related options for purposes other than bona fide hedging if the aggregate amount of initial margin deposits exclusive of the margin needed for foreign currency hedging, on the Fund's futures and related options positions would not exceed 5% of the net liquidation value of the Fund's assets, provided further that in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. In addition, the Fund may not sell futures contracts if the value of such futures contracts exceeds the total market value of the Fund's portfolio securities. Futures contracts and options thereon sold by the Fund are generally subject to segregation and coverage requirements established by either the Commodities Futures Trading Commission ("CFTC") or the Securities and Exchange Commission ("SEC"), with the result that, if the Fund does not hold the instrument underlying the futures contract or option, the Fund will be required to segregate on an ongoing basis with its custodian cash, U.S. government securities, or other liquid high grade debt obligations in an amount at least equal to the Fund's obligations with respect to such instruments.
    The Fund may enter into securities index futures contracts and purchase and write put and call options on securities index futures contracts that are traded on regulated exchanges, including non-U.S. exchanges, to the extent permitted by the CFTC. Securities index futures contracts are based on indexes that reflect the market value of securities of the firms included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.
    The Fund may enter into securities index futures contracts to sell a securities index in anticipation of or during a market decline to attempt to offset the decrease in market value of securities in its portfolio that might otherwise result. When the Fund is not fully invested and anticipates a significant market advance, it may enter into futures contracts to purchase the index in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that it intends to purchase. In many of these transactions, the Fund will purchase such securities upon termination of the futures position but, depending on market conditions, a futures position may be terminated without the corresponding purchases of common stock. The Fund may also invest in securities index futures contracts when the investment adviser believes such investment is more efficient, liquid, or cost-effective than investing directly in the securities underlying the index.
    An option on a securities index futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a securities index futures contract. The Fund may purchase and write put and call options on securities index futures contracts in order to hedge all or a portion of its investment and may enter into closing purchase transactions with respect to written options in order to terminate existing positions. There is no guarantee that such closing transactions can be effected. The Fund may also invest in options on securities index futures contracts when the investment adviser believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or in the securities underlying the index, or when the futures contract or underlying securities are not available for investment upon favorable terms.
    The use of futures and related options involves special consideration and risks, for example, (1) the ability of the Fund to utilize futures successfully will depend on the investment adviser's ability to predict pertinent market movements; (2) there might be imperfect correlation, or even no correlation, between the change in market value of the securities held by the Fund and the prices of the futures and options thereon relating to the securities purchased or sold by the Fund. The use of futures and related options may reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements but they can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in positions. No assurance can be given that the investment adviser's judgment in this respect will be correct.




    It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.
    New futures contracts, options thereon, and other financial products and risk management techniques continue to be developed. The Fund may use these investments and techniques to the extent consistent with its investment objectives and regulatory and federal tax considerations.
                                  SWAP AGREEMENTS
    As one way of managing its exposure to different types of investments, the Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments, its share price and yield.
    Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements to reduce its exposure through offsetting transactions. When the Fund enters into a swap agreement, assets of the Fund equal to the value of the swap agreement will be segregated by the Fund.


                     RISK CHARACTERISTICS OF FOREIGN SECURITIES
    Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments. In an attempt to reduce some of these risks, the Fund diversifies its investments broadly among foreign countries which may include both developed and developing countries.
    The Fund may take advantage of the unusual opportunities for higher returns available from investing in developing countries. These investments carry considerably more volatility and risk because they generally are associated with less mature economies and less stable political systems.
    The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Further, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
    Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations.
    Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some countries. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.
    With respect to any foreign country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, governmental regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the Fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside of the United States.
    Brokerage commissions, custodial services, and other costs relating to investment may be more expensive than in the United States. Foreign markets may have different clearance and settlement procedures such as requiring payment for securities before delivery. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.
    CURRENCY RISKS. Because the majority of the securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of Fund assets denominated in the currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar the value of Fund assets denominated in that currency will decrease. Under the United States Internal Revenue Code, as amended (the "Code"), the Fund is required to separately account for the foreign currency component of gains or losses, which will usually be viewed under the Code as items of ordinary and distributable income or loss, thus affecting the Fund's distributable income. (See "Federal Income Tax").
    The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. dollars, the Fund will not convert its holdings of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers may realize a profit on the difference between the price at which they buy and sell currencies.
    FOREIGN COMPANIES. Other differences between investing in foreign and U.S. companies include:
    . less publicly available information about foreign issuers;
    . credit risks associated with certain foreign governments;




    . the lack of uniform accounting, auditing, and financial reporting standards and practices or regulatory requirements comparable to those applicable to U.S. companies;
    . less readily available market quotations on foreign issues;
    . differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks;
    . differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments;
    . the limited size of many foreign securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of securities;
    . the likelihood that securities of foreign issuers may be less liquid or more volatile;
    . foreign brokerage commissions may be higher;
    . unreliable mail service between countries;
    . political or financial changes which adversely affect investments in some countries;
    . increased risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities;
    . certain markets may require payment for securities before delivery;
    . religious and ethnic instability; and




    . certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests.
    U.S. GOVERNMENT POLICIES. In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors such as the Fund. Investors are advised that when such policies are instituted, the Fund will abide by them.
                             INVESTING IN LATIN AMERICA
    The investment adviser believes that investment opportunities may result from recent trends in Latin America encouraging greater market orientation and less governmental intervention in economic affairs. Investors, however, should be aware that the Latin American economies have experienced considerable difficulties in the past decade. Although there have been significant improvements in recent years, the Latin American economies continue to experience challenging problems, including high inflation rates and high interest rates relative to the U.S. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline which has been lacking at times in the past, as well as stable political and social conditions. Recovery may also be influenced by international economic conditions, particularly those in the U.S., and by world prices for oil and other commodities. There is no assurance that recent economic initiatives will be successful.




    Certain risks associated with international investments and investing in smaller, developing capital markets are heightened for investments in Latin American countries. For example, some of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of these currencies periodically. In addition, although there is a trend toward less government involvement in commerce, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government still owns or controls many companies, including some of the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect private sector companies and the Fund, as well as the value of securities in the Fund's portfolio.
    Most Latin American countries have experienced substantial, and in some periods, extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.
    Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. Some of these countries have in the past defaulted on their sovereign debt. Holders of sovereign debt




    (including the Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.
    The limited size of many Latin American securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of securities.
            RISK FACTORS RELATING TO INVESTING IN HIGH YIELD SECURITIES
    The debt securities in which the Fund invests are usually not in the three highest rating categories of a nationally recognized statistical rating organization (AAA, AA, or A for S&P or Fitch and Aaa, Aa, or A for Moody's), but are in the lower rating categories or are unrated, but are of comparable quality and have speculative characteristics or are speculative. Lower-rated bonds or unrated bonds are commonly referred to as "junk bonds." There is no minimal acceptable rating for a security to be purchased or held in the Fund's portfolio, and the Fund may, from time to time, purchase or hold debt securities rated in the lowest rating category. A description of the rating categories is contained in the Appendix to the Combined Statement of Additional Information.
    Debt obligations that are not determined to be investment grade are high-yield, high-risk bonds, typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. To a greater extent than investment grade bonds, lower-rated bonds tend to reflect short-term corporate, economic, and market developments, as well as investor perceptions of the issuer's credit quality. In addition, lower-rated bonds may be more difficult to dispose of or to value than higher-rated, lower-yielding bonds.
    The Fund's investment adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.
    INVESTMENT LIMITATIONS
    The Fund will not:
      o borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge its assets to secure such borrowings; or
      o with respect to 75% of its total assets, invest more than 5% of the value of its total assets in securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government and its agencies or instrumentalities, and repurchase agreements collateralized by such securities) or acquire more than 10% of the outstanding voting securities of any one issuer.
    The above investment limitations cannot be changed without shareholder approval.
                                  NET ASSET VALUE
    The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of Class A Shares in the market value of all securities and other assets of the Fund, subtracting the interest of Class A Shares in the liabilities of the Fund and those attributable to Class A Shares, and dividing the remainder by the total number of Class A Shares outstanding. The net asset value for Class A Shares may differ from that of Class B Shares and Class C Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.
    The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


                               HOW TO PURCHASE SHARES
    Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial institution (such as a bank or broker/dealer which has a sales agreement with the distributor) or by wire or by check directly to the Fund, with a minimum initial investment of $500. Additional investments can be made for as little as $100. The minimum initial and subsequent investment for retirement plans is only $50. (Financial institutions may impose different minimum investment requirements on their customers.)
    In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased.
    WHAT SHARES COST
    Shares are sold at their net asset value next determined after an order is received, plus a sales load as follows:




                                       SALES LOAD AS   DEALER
                         SALES LOAD AS  A PERCENTAGE  CONCESSION
                         A PERCENTAGE    OF NET      AS A PERCENTAGE
       AMOUNT OF         OF OFFERING    AMOUNT         OF PUBLIC
       TRANSACTION          PRICE       INVESTED     OFFERING PRICE
    Less than $50,000       5.50%        5.82%          5.00%
    $50,000 but less than $100,000       4.50%          4.71%
       4.00%
    $100,000 but less than $250,000      3.75%          3.90%
       3.25%
    $250,000 but less than $500,000      2.50%          2.56%
       2.25%
    $500,000 but less than $1 million    2.00%          2.04%
       1.80%
    $1 million or greater   0.00%        0.00%          0.25%*
    * See sub-section entitled "Dealer Concession."
    No sales load is imposed for Shares purchased through bank trust departments, investment advisers registered under the Investment Advisers Act of 1940, as amended, or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or to shareholders designated as Liberty Life Members. However, investors who purchase Shares through a trust department, investment adviser, or retirement plan may be charged an additional service fee by the institution. Additionally, no sales load is imposed for Shares purchased through "wrap accounts" or similar programs, under which clients pay a fee or fees for services.
                                 DEALER CONCESSION
    For sales of Shares, a dealer will normally receive up to 90% of the applicable sales load. Any portion of the sales load which is not paid to a dealer will be retained by the distributor. However, the distributor may offer to pay dealers up to 100% of the sales load retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. On purchases of $1 million or more, the investor pays no sales load; however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Shares outstanding at each month end.
    The sales load for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp. Federated Securities Corp.




    may pay fees to banks out of the sales load in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of Shares.
                       REDUCING OR ELIMINATING THE SALES LOAD
    The sales load can be reduced or eliminated on the purchase of Shares through:
      o quantity discounts and accumulated purchases;
      o concurrent purchases;
      o signing a 13-month letter of intent;
      o using the reinvestment privilege; or
      o purchases with proceeds from redemptions of unaffiliated investment company shares.
                    QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES
    As shown in the table above, larger purchases reduce the sales load paid. The Fund will combine purchases of Shares made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales load. In addition, the sales load, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.
    If an additional purchase of Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Shares having a current value at the public offering price of $30,000 and he purchases $20,000 more at the current public offering price, the sales load on the additional purchase according to the schedule now in effect would be 4.50%, not 5.50%.
    To receive the sales load reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the purchase is made that Shares are already owned or that purchases are being combined. The Fund will reduce the sales load after it confirms the purchases.
                                CONCURRENT PURCHASES
    For purposes of qualifying for a sales load reduction, a shareholder has the privilege of combining concurrent purchases of two or more funds in the Liberty Family of Funds, the purchase price of which includes a sales load. For example, if a shareholder concurrently invested $30,000 in one of the other funds in the Liberty Family of Funds with a sales load, and $20,000 in this Fund, the sales load would be reduced.
    To receive this sales load reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the concurrent purchases are made. The Fund will reduce the sales load after it confirms the purchases.




                                  LETTER OF INTENT
    If a shareholder intends to purchase at least $50,000 of shares of the funds in the Liberty Family of Funds (excluding money market funds) over the next 13 months, the sales load may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales load adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 5.50% of the total amount intended to be purchased in escrow (in Shares) until such purchase is completed.
     The Shares held in escrow in the shareholder's account will be released upon fulfillment of the letter of intent or the end of the 13-month period, whichever comes first. If the amount specified in the letter of intent is not purchased, an appropriate number of escrowed Shares may be redeemed in order to realize the difference in the sales load.
    While this letter of intent will not obligate the shareholder to purchase Shares, each purchase during the period will be at the sales load applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Shares of any fund in the Liberty Family of Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. Prior trade prices will not be adjusted.




                               REINVESTMENT PRIVILEGE
    If Shares in the Fund have been redeemed, the shareholder has the privilege, within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales load. Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales load. If the shareholder redeems his Shares in the Fund, there may be tax consequences.
        PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF UNAFFILIATED INVESTMENT
                                     COMPANIES
    Investors may purchase Shares at net asset value, without a sales load, with the proceeds from the redemption of shares of an unaffiliated investment company that were purchased or sold with a sales load or commission and were not distributed by Federated Securities Corp. The purchase must be made within 60 days of the redemption, and Federated Securities Corp. must be notified by the investor in writing, or by his financial institution, at the time the purchase is made. From time to time, the Fund may offer dealers a payment of .50 of 1.00% for Shares purchased under this program. If Shares are purchased in this manner, Fund purchases will be subject to a contingent deferred sales charge for one year from the date of purchase. Shareholders will be notified prior to the implementation of any special offering as described above.




                 PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION
    An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders placed through a financial institution are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.
                             PURCHASING SHARES BY WIRE
    Once an account has been established, Shares may be purchased by wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received immediately. Payment for purchases which are subject to a sales load must be received within three business days following the order. Payment for purchases on which no sales load is imposed must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows:




    State Street Bank and Trust Company, Boston, Massachusetts; Attn: EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.
                             PURCHASING SHARES BY CHECK
    Once an account has been established, Shares may be purchased by sending a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).
    SPECIAL PURCHASE FEATURES
                           SYSTEMATIC INVESTMENT PROGRAM
    Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund at the net asset value next determined after an order is received by the Fund, plus the sales load, if applicable. Shareholders should contact their financial institution or the Fund to participate in this program.




                                  RETIREMENT PLANS
    Fund Shares can be purchased as an investment for retirement plans or IRA accounts. For further details, contact the Fund and consult a tax adviser.
                                 EXCHANGE PRIVILEGE
    Class A shareholders may exchange all or some of their Shares for Class A Shares of other funds in the Liberty Family of Funds at net asset value. Shareholders of Class A Shares may also exchange into certain other funds for which affiliates of Federated Investors serve as investment adviser or principal underwriter ("Federated Funds") which are sold with a sales load different from that of the Fund's or with no sales load, and which are advised by subsidiaries or affiliates of Federated Investors. These exchanges are made at net asset value plus the difference between the Fund's sales load already paid and any sales load of the Federated Fund into which the Shares are to be exchanged, if higher. Neither the Fund nor any of the funds in the Liberty Family of Funds imposes any additional fees on exchanges. Shareholders in certain other Federated Funds may exchange their shares in the Federated Funds for Class A Shares.
                             REQUIREMENTS FOR EXCHANGE
    Shareholders using this privilege must exchange Shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.




    This privilege is available to shareholders resident in any state in which the shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.
    Further information on the exchange privilege and prospectuses for the Liberty Family of Funds are available by contacting the Fund.
                                  TAX CONSEQUENCES
    An exercise of the exchange privilege is treated as a sale for federal income tax purposes. Depending upon the circumstances, a capital gain or loss may be realized.
                                 MAKING AN EXCHANGE
    Instructions for exchanges for the Liberty Family of Funds or certain Federated Funds may be given in writing or by telephone. Written instructions may require a signature guarantee. Shareholders of the Fund may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to Federated Services Company, 500 Victory Road--2nd Floor, North Quincy, Massachusetts 02171.
                               TELEPHONE INSTRUCTIONS
    Telephone instructions made by the investor may be carried out only if a telephone authorization form completed by the investor is on file with the Fund. If the instructions are given by a broker, a telephone authorization form completed by the broker must be on file with the Fund. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Shares may be exchanged between two funds by telephone only if the two funds have identical shareholder registrations.
    Any Shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600 and deposited to the shareholder's account before being exchanged. Telephone exchange instructions are recorded and will be binding upon the shareholder. Such instructions will be processed as of 4:00 p.m. (Eastern time) and must be received by the Fund before that time for Shares to be exchanged the same day. Shareholders exchanging into a fund will begin receiving dividends the following business day. This privilege may be modified or terminated at any time.
                                HOW TO REDEEM SHARES




    Shares are redeemed at their net asset value, less any applicable contingent deferred sales charge, next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.
                  REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION
    Shares of the Fund may be redeemed by calling your financial institution to request the redemption. Shares will be redeemed at the net asset value, less any applicable contingent deferred sales charge next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions (such as banks) must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.
                           REDEEMING SHARES BY TELEPHONE




    Shares may be redeemed in any amount by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds will be mailed in the form of a check, to the shareholder's address of record or by wire transfer to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared.
    Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.
                              REDEEMING SHARES BY MAIL
    Shares may be redeemed in any amount by mailing a written request to:
    Federated Services Company, Fund Name, Fund Class, P.O. Box 8600, Boston, Massachusetts 02266-8600.
    The written request should state: Fund Name and the Class designation; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. It is recommended that any share certificates be sent by insured mail with the written request.
    Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a bank which is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange, or any other "eligible guarantor institution," as defined by the Securities and Exchange Act of 1934, as amended. The Fund does not accept signatures guaranteed by a notary public.
    The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.
    SPECIAL REDEMPTION FEATURES
                           SYSTEMATIC WITHDRAWAL PROGRAM




    Shareholders who desire to receive payments of a predetermined amount not less than $100 may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder.
    Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his financial institution. Due to the fact that Shares are sold with a sales load, it is not advisable for shareholders to continue to purchase Shares while participating in this program.
    CONTINGENT DEFERRED SALES CHARGE
    Class A Shares purchased under a periodic special offering with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales load and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of .50 of 1.00% for redemptions made within one full year of purchase. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption.
    The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. The contingent deferred sales charge will not be imposed with respect to: (1) Shares acquired through the reinvestment of dividends or distributions of long-term capital gains; and (2) Shares held for more than one full year from the date of purchase. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. In computing the amount of the applicable contingent deferred sales charge, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than one full year from the date of purchase; (3) Shares held for less than one full year from the date of purchase on a first-in, first-out basis. A contingent deferred sales charge is not assessed in connection with an exchange of Fund Shares for shares of other funds in the Liberty Family of Funds in the same class (see "Exchange Privilege"). Any contingent deferred sales charge imposed at the time the exchanged-for Shares are redeemed is calculated as if the shareholder had held the shares from the date on which he became a shareholder of the exchanged-from




    Shares. Moreover, the contingent deferred sales charge will be eliminated with respect to certain redemptions (see "Elimination of Contingent Deferred Sales Charge").
    ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE
    The contingent deferred sales charge will be eliminated with respect to the following redemptions: (1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; (2) redemptions representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2; and (3) involuntary redemptions by the Fund of Shares in shareholder accounts that do not comply with the minimum balance requirements. No contingent deferred sales charge will be imposed on redemptions of Shares held by Directors, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor; employees of any financial institution that sells Shares of the Fund pursuant to a sales agreement with the distributor; and spouses and children under the age of 21 of the aforementioned persons. Finally, no contingent deferred sales charge will be imposed on the redemption of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940, as amended, or retirement plans where the third party administrator has entered into certain arrangements with Federated




    Securities Corp. or its affiliates, or any other financial institution, to the extent that no payments were advanced for purchases made through such entities. The Directors reserve the right to discontinue elimination of the contingent deferred sales charge. Shareholders will be notified of such elimination. Any Shares purchased prior to the termination of such waiver would have the contingent deferred sales charge eliminated as provided in the Fund's prospectus at the time of the purchase of the Shares. If a shareholder making a redemption qualifies for an elimination of the contingent deferred sales charge, the shareholder must notify Federated Securities Corp. or the transfer agent in writing that he is entitled to such elimination.
                           ACCOUNT AND SHARE INFORMATION
                           CERTIFICATES AND CONFIRMATIONS
    As transfer agent for the Fund, Federated Services Company maintains a Share account for each shareholder. Share certificates are not issued unless requested in writing to Federated Services Company.
    Detailed confirmations of each purchase and redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during that month.
                                     DIVIDENDS
    Dividends are declared and paid annually to all shareholders invested in the Fund on the record date. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date net asset value without a sales load, unless shareholders request cash payments on the new account form or by contacting the transfer agent. All shareholders on the record date are entitled to the dividend. If Shares are redeemed or exchanged prior to the record date or purchased after the record date, those Shares are not entitled to that year's dividend.


                                   CAPITAL GAINS
    Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months.
                             ACCOUNTS WITH LOW BALANCES
    Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account, except retirement plans, and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $500. This requirement does not apply, however, if the balance falls below the required minimum value because of changes in the net asset value of Shares. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.
                              CORPORATION INFORMATION




    MANAGEMENT OF THE CORPORATION
                                 BOARD OF DIRECTORS
    The Corporation is managed by a Board of Directors. The Directors are responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.
                                 INVESTMENT ADVISER
    Investment decisions for the Fund are made by the Fund's investment adviser, Federated Global Research Corp. (the "Adviser"), subject to direction by the Directors. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund. The Adviser's address is 175 Water Street, New York, New York 10038-4965.
                                   ADVISORY FEES
    The Adviser receives an annual investment advisory fee equal to 1.25% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar objectives and policies. Under the investment advisory contract, which provides for the voluntary waiver of the advisory fee by the Adviser, the Adviser may voluntarily waive some or all of its fee. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities. The Adviser can terminate this voluntary waiver at any time in its sole discretion. The Adviser has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.
                                ADVISER'S BACKGROUND
    Federated Global Research Corp., incorporated in Delaware on May 12, 1995, is a registered investment adviser under the Investment Advisers Act of 1940, as amended. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the Trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.
    Federated Global Research Corp. and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.
    Henry A. Frantzen has been the Fund's portfolio manager since its inception. Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Fund's investment adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995. He was the Executive Vice President and Director of Equities at Oppenheimer Management Corporation from 1989 to 1991. Mr. Frantzen received his B.S. in finance and marketing from the University of North Dakota.
    Drew J. Collins has been the Fund's portfolio manager since its inception. Mr. Collins joined Federated Investors in 1995 as a Senior Vice President of the Fund's investment adviser. Mr. Collins served as Vice President/Portfolio Manager of international equity portfolios at Arnold and S. Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the University of Pennsylvania.




    Alexandre de Bethmann has been the Fund's portfolio manager since its inception. Mr. de Bethmann joined Federated Investors in 1995 as a Vice President of the Fund's investment adviser. Mr. de Bethmann served as Assistant Vice President/Portfolio Manager for Japanese and Korean equities at the College Retirement Equities Fund from 1994 to 1995. He served as an International Equities Analyst and then as an Assistant Portfolio Manager at the College Retirement Equities Fund between 1987 and 1994. Mr. de Bethmann received his M.B.A. in Finance from Duke University.
    Both the Corporation and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Directors, and could result in severe penalties.




    DISTRIBUTION OF CLASS A SHARES
    Federated Securities Corp. is the principal distributor for Shares of the Fund. Federated Securities Corp. is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


                     DISTRIBUTION PLAN AND SHAREHOLDER SERVICES
    Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the distributor may be paid a fee in an amount computed at an annual rate of up to .25 of 1% of the average daily net assets of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The Fund does not currently make payments to the distributor or charge a fee under the Distribution Plan for Shares, and shareholders will be notified if the Fund intends to charge a fee under the Distribution Plan. For Shares, the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.




    The Distribution Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by Shares under the Plan.
    In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25 of 1% of the average daily net asset value of Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts ("Shareholder Services"). Under the Shareholder Services Agreement, Federated Shareholder Services will either perform Shareholder Services directly or will select financial institutions to perform Shareholder Services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.
    In addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated




    Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of sales services, distribution-related support services, or shareholder services.
    The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Directors will consider appropriate changes in the services.
    State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state laws.
                      OTHER PAYMENTS TO FINANCIAL INSTITUTIONS
    Federated Securities Corp. will pay financial institutions, at the time of purchase, an amount equal to .50 of 1% of the net asset value of Shares purchased by their clients or customers under certain qualified retirement plans as approved by Federated Securities Corp. (Such payments are subject to a reclaim from the financial institution should the assets leave the program within 12 months after purchase.)




    Furthermore, the distributor may offer to pay a fee from its own assets to financial institutions as financial assistance for providing substantial marketing and sales support. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates.
    ADMINISTRATION OF THE FUND
                              ADMINISTRATIVE SERVICES
    Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate which relates to the average aggregate daily net assets of all Federated Funds as specified below:
               MAXIMUM                  AVERAGE AGGREGATE DAILY NET
            ADMINISTRATIVE FEE          ASSETS OF THE FEDERATED FUNDS
               .15 of 1%                on the first $250 million
               .125 of 1%               on the next $250 million




               .10 of 1%                on the next $250 million
               .075 of 1%               on assets in excess of $750 million
    The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.
                                     CUSTODIAN
    State Street Bank and Trust Company, P.O. Box 8600, Boston, Massachusetts 02266-8600, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.
                    TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
    Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600, is transfer agent for the Shares of the Fund, and dividend disbursing agent for the Fund.
                                INDEPENDENT AUDITORS
    The independent auditors for the Fund are Ernst & Young LLP, One Oxford Centre, Pittsburgh, Pennsylvania 15219.
    EXPENSES OF THE FUND AND CLASS A SHARES
    Holders of Shares pay their allocable portion of Corporation and portfolio expenses.




    The Corporation expenses for which holders of Class A Shares pay their allocable portion include, but are not limited to: the cost of organizing the Corporation and continuing its existence; registering the Corporation with federal and state securities authorities; Directors' fees; auditors' fees; the cost of meetings of Directors; legal fees of the Corporation; association membership dues; and such non-recurring and extraordinary items as may arise from time to time.
    The portfolio expenses for which holders of Class A Shares pay their allocable portion include, but are not limited to: registering the portfolio and Class A Shares of the portfolio; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise from time to time.
    At present, the only expenses which are allocated specifically to Class A Shares as a class are expenses under the Corporation's Distribution Plan and fees for Shareholder Services. However, the Directors reserve the right to allocate certain other expenses to holders of Class A Shares as they deem appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: distribution fees; transfer agent fees as identified by the transfer agent as attributable to holders of Class A Shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders;




    registration fees paid to the Securities and Exchange Commission and to state securities commissions; expenses related to administrative personnel and services as required to support holders of Class A Shares; legal fees relating solely to Class A Shares; and Directors' fees incurred as a result of issues related solely to Class A Shares.
    BROKERAGE TRANSACTIONS
    When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Directors.
                              SHAREHOLDER INFORMATION
    VOTING RIGHTS
    Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of each Fund or class in the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.
    As a Maryland corporation, the Corporation is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Corporation's or the Fund's operation and for the election of Directors under certain circumstances.
    Directors may be removed by the Directors or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the written request of shareholders owning at least 10% of the Corporation's outstanding shares of all series entitled to vote.


                                  TAX INFORMATION
    FEDERAL INCOME TAX
    The Fund will pay no federal income tax because it expects to meet requirements of the Code, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. However, the Fund may invest in the stock of certain foreign corporations which would constitute a Passive Foreign Investment Company ("PFIC"). Federal income taxes may be imposed on the Fund upon disposition of PFIC investments.




    The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Corporation's other portfolios will not be combined for tax purposes with those realized by the Fund.
    Investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduced tax rates or exemptions on this income. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is unknown. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.
    Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed.
    Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.
    If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Furthermore, shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.
    PENNSYLVANIA PERSONAL PROPERTY TAXES
    Shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.
    Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


                              PERFORMANCE INFORMATION




    From time to time, the Fund advertises its total return and yield for Class A Shares.
    Total return represents the change, over a specific period of time, in the value of an investment in Class A Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.
    The yield of Class A Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Class A Shares over a thirty-day period by the maximum offering price per share of each class on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Class A Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
    The performance information reflects the effect of non-recurring charges, such as the maximum sales load or contingent deferred sales charges, which, if excluded, would increase the total return and yield.
    Total return and yield will be calculated separately for Class A Shares, Class B Shares, and Class C Shares.
    From time to time, advertisements for Class A Shares of the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Class A Shares to certain indices.
                              OTHER CLASSES OF SHARES
    As of the date of this prospectus, the Fund also offers two other classes of shares called Class B Shares and Class C Shares. This prospectus relates only to Class A Shares.
    Class B Shares are sold primarily to customers of financial institutions, subject to a maximum contingent deferred sales charge of 5.50%. The Fund has also adopted a Distribution Plan whereby the distributor is paid a fee of up to .75 of 1% and a Shareholder Services fee of up to .25 of 1% of the Class B Shares' average daily net assets with respect to Class B Shares. Investments in Class B Shares are subject to a minimum initial investment of $1,500, unless the investment is in a retirement account, in which case the minimum investment is $50.
    Class C Shares are sold primarily to customers of financial institutions at net asset value with no initial sales load. Class C Shares are distributed pursuant to a Distribution Plan adopted by the Fund whereby the distributor is paid a fee of up to .75 of 1%, in addition to a Shareholder Services fee of .25 of 1% of the Class C Shares' average daily net assets. In addition, Class C Shares may be subject to certain contingent deferred sales charges. Investments in Class C Shares are subject to a minimum initial investment of $1,500, unless the investment is in a retirement account, in which case the minimum investment is $50.
    Class A Shares, Class B Shares, and Class C Shares are subject to certain of the same expenses. Expense differences, however, among Class A Shares, Class B Shares, and Class C Shares may affect the performance of each class.
    To obtain more information and a prospectus for either Class B Shares or Class C Shares, investors may call 1-800-235-4669 or contact their financial institution.








                                FEDERATED LATIN AMERICAN GROWTH FUND
                                (A Portfolio of World Investment Series, Inc.)

                                Class A Shares


                                      Prospectus


                                      An Open-End, Diversified Management
                                      Investment Company

                                      February 13, 1996




         FEDERATED SECURITIES CORP.


          Distributor
          G01471-01 (11/95)
          A subsidiary of FEDERATED INVESTORS
          Federated Investors Tower
          Pittsburgh, PA  15222-3779







                      FEDERATED LATIN AMERICAN GROWTH FUND
                 (A PORTFOLIO OF WORLD INVESTMENT SERIES, INC.)
                                 CLASS A SHARES
                                 CLASS B SHARES
                                 CLASS C SHARES
                  COMBINED STATEMENT OF ADDITIONAL INFORMATION
   This  Combined Statement of Additional Information should be read with the
   combined prospectus for   Class A Shares, Class B Shares, and Class C
   Shares, or the stand-alone prospectus for Class A Shares of Federated Latin American Growth Fund (the "Fund") dated February 13, 1996. This Statement is not a prospectus itself. To receive a copy of either prospectus, write or call the Fund.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779

   Statement dated February 13, 1996









           A subsidiary of FEDERATED INVESTORS CORP.
           Distributor




   GENERAL INFORMATION ABOUT THE               Additional Risk Considerations
     FUND                     4                                         40
                                               Portfolio Turnover       40
   INVESTMENT OBJECTIVE AND POLICIES
                                               Investment Limitations   41
                              4
                                              WORLD INVESTMENT SERIES, INC.
     Convertible Securities   4                MANAGEMENT               48
     Warrants                 5
                                               Fund Ownership           60
     Sovereign Debt Obligations6
                                               Directors Compensation   60
     When-Issued and Delayed Delivery
                                              INVESTMENT ADVISORY SERVICES
      Transactions            7
                                                                        63
     Lending of Portfolio Securities
                              7                Adviser to the Fund      63
     Repurchase Agreements    8                Advisory Fees            63
     Reverse Repurchase Agreements             Other Related Services   64
                              9               ADMINISTRATIVE SERVICES   64
     Restricted and Illiquid
                                              TRANSFER AGENT AND DIVIDEND
      Securities             10
                                               DISBURSING AGENT         65
     Futures and Options     11
     Foreign Currency Transactions            BROKERAGE TRANSACTIONS    65
                             29
                                              PURCHASING SHARES         67
     Special Considerations Affecting
      Latin America          35




     Distribution Plan and                    DETERMINING NET ASSET VALUE69
      Shareholder Services Agreement
                                               Determining Market Value of
                             67
                                                Securities              69
     Conversion to Federal Funds
                                               Trading in Foreign Securities
                             68
                                                                        70
     Purchases by Sales
                                              REDEEMING SHARES          71
      Representatives, Directors, and
      Employees of the Fund  69                Redemption in Kind       72
                                              TAX STATUS                73

                                               The Fund's Tax Status    73
                                               Foreign Taxes            74
                                               Shareholders' Tax Status 74
                                              TOTAL RETURN              74

                                              YIELD                     75

                                              PERFORMANCE COMPARISONS   76

                                              ABOUT FEDERATED INVESTORS 79

                                               Mutual Fund Market       80
                                               Institutional            81
                                               Trust Organizations      81




     Broker/Dealers and Bank
      Broker/Dealer Subsidiaries
                             81
   APPENDIX                  82




    GENERAL INFORMATION ABOUT THE FUND

    The Fund is a portfolio of World Investment Series, Inc. (the "Corporation"), which was established as a corporation under the laws of the state of Maryland on January 25, 1994.
    Shares of the Fund are offered in three classes known as Class A Shares, Class B Shares, and Class C Shares (individually and collectively referred to as "Shares" as the context may require). This Combined Statement of Additional Information relates to all three classes of the above-mentioned Shares.
    INVESTMENT OBJECTIVE AND POLICIES

    The investment objective of the Fund is to provide long-term growth of capital. Any income realized from the portfolio is incidental. The Fund pursues its investment objective by investing primarily in equity securities of Latin American companies. The investment objective cannot be changed without the approval of shareholders.
    CONVERTIBLE SECURITIES
    The convertible bonds and convertible preferred stocks in which the Fund may invest generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The prices of fixed income securities fluctuate inversely to the direction of interest rates. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock.
    Convertible securities are senior to equity securities, and therefore have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than nonconvertible securities of similar quality. The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stocks when, in the investment adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving it investment objective. Otherwise, the Fund will hold or trade the convertible securities.
    WARRANTS
    The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time.




    Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock. SOVEREIGN DEBT OBLIGATIONS
    The Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of countries with emerging markets or developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments, such as loans or loan participations. Sovereign debt of emerging market or developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors. The Fund may also invest in debt obligations of supranational entities, which include international organizations designed or supported by governmental entities to promote economic reconstruction or development, and international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (World Bank), European Investment Bank and Inter-American Development Bank.


    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
    These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
    LENDING OF PORTFOLIO SECURITIES
    The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund.




    During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
    REPURCHASE AGREEMENTS
    The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Corporation's Board of Directors (the "Directors").
    REVERSE REPURCHASE AGREEMENTS
    The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future, the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
    When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.




    RESTRICTED AND ILLIQUID SECURITIES
    The ability of the Directors to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933, as amended (the "Rule"). The Rule is a non-exclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule.

    The Fund believes that the staff of the SEC has left the question of determining the liquidity of all restricted securities to the Directors. The Directors may consider the following criteria in determining the liquidity of certain restricted securities:
      o the frequency of trades and quotes for the security;
      o the number of dealers willing to purchase or sell the security and the number of other potential buyers;
      o dealer undertakings to make a market in the security; and
      o the nature of the security and the nature of the marketplace trades.




    Notwithstanding the foregoing, securities of foreign issuers which are not listed on a recognized domestic or foreign exchange or for which a bona fide market does not exist at the time of purchase or subsequent transaction shall be treated as illiquid securities by the Directors. FUTURES AND OPTIONS
    The Fund may attempt to hedge all or a portion of its portfolio or gain relatively rapid, liquid, and cost-effective exposure to certain markets by buying and selling futures contracts and options on futures contracts.
     FUTURES CONTRACTS
     The Fund may engage in futures contracts. A futures contract is a firm commitment by two parties, the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. However, a securities index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index was originally written. No physical delivery of the underlying securities in the index is made.
     The purpose of the acquisition or sale of a futures contract by the Fund is to protect the Fund from fluctuations in the value of its securities caused by unanticipated changes in interest rates or market conditions without necessarily buying or selling the securities. For example, in the fixed income securities market, price generally moves inversely to interest rates. A rise in rates generally means a drop in price. Conversely, a drop in rates generally means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the anticipated holding period. The Fund would "go long" (i.e., agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates. The Fund may also invest in securities index futures contracts when the investment adviser believes such investment is more efficient, liquid, or cost-effective than investing directly in the securities underlying the index.
     STOCK INDEX OPTIONS
     The Fund may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index.
     The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indices will be subject to the ability of the investment adviser to predict correctly movements in the direction of the stock market generally or of a particular industry.
     PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS
     The Fund may purchase listed or over-the-counter put options on financial futures contracts. The Fund would use these options only to protect portfolio securities against decreases in value resulting from market factors such as anticipated increase in interest rates, or when the investment adviser believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms.
     Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the realized decrease in value of the hedged securities. Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.
     The Fund may write listed or over-the counter put options on financial futures contracts to hedge its portfolio or when the investment adviser believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When the Fund writes a put option on a futures contract, it receives a cash premium which can be used in whatever way is deemed most advantageous to the Fund. In exchange for such premium, the Fund grants to the purchaser of the put the right to receive from the Fund, at the strike price, a short position in such futures contract, even though the strike price upon exercise of the option is greater than the value of the futures position received by such holder. If the value of the underlying futures position is not such that exercise of the option would be profitable to the option holder, the option will generally expire without being exercised. The Fund has no obligation to return premiums paid to it whether or not the option is exercised. It will generally be the policy of the Fund, in order to avoid the exercise of an option sold by it, to cancel its obligation under the option by entering into a closing purchase transaction, if available, unless it is determined to be in the Fund's interest to deliver the underlying futures position. A closing purchase transaction consists of the purchase by the Fund of an option having the same term as the option sold by the Fund, and has the effect of canceling the Fund's position as a seller. The premium which the Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying futures position at the time of each transaction.
     CALL OPTIONS ON FINANCIAL AND STOCK INDEX FUTURES CONTRACTS




     In addition to purchasing put options on futures, the Fund may write listed call options or over-the-counter call options on financial and stock index futures contracts (including cash-settled stock index options), to hedge its portfolio against an increase in market interest rates, a decrease in stock prices, or when the investment adviser believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As stock prices fall or market interest rates rise and cause the price of futures to decrease, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.
     In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund's portfolio securities. Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option.




     If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund may then substantially offset the realized decrease in value of the hedged securities.
     When the Fund purchases a call on a financial futures contract, it receives in exchange for the payment of a cash premium the right, but not the obligation, to enter into the underlying futures contract at a strike price determined at the time the call was purchased, regardless of the comparative market of such futures position at the time the option is exercised. The holder of a call option has the right to receive a long (or buyer's) position in the underlying futures contract.
     The Fund generally will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus the unrealized loss or minus the unrealized gain on those open positions, adjusted for the correlation between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.
      "MARGIN" IN FUTURES TRANSACTIONS




     Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that initial margin in futures transactions does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.
     A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions.
     The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.




     PURCHASING PUT AND CALL OPTIONS ON PORTFOLIO SECURITIES
     The Fund may purchase put and call options on portfolio securities to protect against price movements in particular securities in its portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. A call option gives the Fund, in return for a premium, the right to buy the underlying securities from the seller.
     WRITING COVERED PUT AND CALL OPTIONS ON PORTFOLIO SECURITIES
     The Fund may write covered put and call options to generate income and thereby protect against price movements in particular securities in the Fund's portfolio. As the writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. As the writer of a put option, the Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option.
     The Fund may only write call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration). In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities. OVER-THE-COUNTER OPTIONS




     The Fund may purchase and write over-the-counter options ("OTC options") on portfolio securities or in securities indexes in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund or when the securities indexes are not traded on an exchange.
     OTC options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while OTC options may not.


    RISKS
     OPTIONS
      Certain hedging vehicles have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the adviser's view as to certain market movements is incorrect, the risk that the use of such hedging strategies could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may both be liquid in all circumstances and certain over-the-counter options may have not markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchase of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of hedging strategies would reduce net asset value, and possibly income, and such losses can be greater than if the hedging strategies had not been utilized.
     COMBINED TRANSACTIONS
     The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transaction (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single hedging strategy, as part of a single or combined strategy when, in the opinion of the investment adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the investment adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.
     SWAPS, CAPS, FLOORS AND COLLARS
     Among the hedging strategies into which the Fund may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors, and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rating payments of fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.




     The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors, and collars are entered into for good faith hedging purposes, the investment adviser and the Fund believe such obligations do not constitute senior securities under the Investment Company Act of 1940, as amended, and, accordingly, will not treat them as being subject to its borrowing restrictions. There is no minimal acceptable rating for a swap, cap, floor, or collar to be purchased or held in the Fund's portfolio. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.
     RISKS OF HEDGING STRATEGIES OUTSIDE THE U.S.
     When conducted outside the U.S., hedging strategies may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S.,
     (iv) the imposition of different exercise and settlement terms and procedures and the margin requirements than in the U.S., and (v) lower trading volume and liquidity.
     USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS
     Many hedging strategies, in addition to other requirements, require that the Fund segregate liquid high grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high grade securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid high grade assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate liquid high grade assets equal to the exercise price.
     Except when the Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate liquid high grade assets equal to the amount of the Fund's obligations.
     OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OTC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OTC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, and the Fund will segregate an equal amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.
     In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possibly daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.
     Strategic transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and hedging strategies. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other hedging strategies may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.
     The Fund's activities involving hedging strategies may be limited by the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") for qualification as a regulated investment company. (See "Tax Status")




    FOREIGN CURRENCY TRANSACTIONS
     CURRENCY RISKS
     The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. dollars, the Fund may not convert its holdings of foreign currencies to U.S. dollars daily. The Fund may incur conversion costs when it converts its holdings to another currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Fund buys and sells currencies.
     The Fund will engage in foreign currency exchange transactions in connection with its portfolio investments. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.
     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
     The Fund may enter into forward foreign currency exchange contracts in order to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. The investment adviser believes that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in the Fund's best interest to do so. The Fund will not speculate in foreign currency exchange.
     The Fund will not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts when it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge" denominated in a currency or currencies that the investment adviser believes will tend to be closely correlated with that currency with regard to price movements. Generally, the Fund will not enter into a forward foreign currency exchange contract with a term longer than one year.
     FOREIGN CURRENCY OPTIONS
     A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency.




     When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration.
     A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if the Fund was holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, the Fund would not have to exercise its put option. Likewise, if the Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the Fund would not have to exercise its call. Instead, the Fund could acquire in the spot market the amount of foreign currency needed for settlement.
     SPECIAL RISKS ASSOCIATED WITH FOREIGN CURRENCY OPTIONS




     Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain risks associated with foreign currency options. The markets in foreign currency options are relatively new, and the Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Fund will not purchase or write such options unless and until, in the opinion of the investment adviser, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.
     In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally. The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.
     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.
     FOREIGN CURRENCY FUTURES TRANSACTIONS
     By using foreign currency futures contracts and options on such contracts, the Fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. The Fund may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.
     SPECIAL RISKS ASSOCIATED WITH FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS




     Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on currencies, as described above.
     Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Fund will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the investment adviser, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.




    SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICA
    Investing in securities of Latin American issuers may entail risks relating to the potential political and economic instability of certain Latin American countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.
    The securities markets of Latin American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. Disclosure and regulatory standards are in many respects less stringent than U.S. standards. Furthermore, there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets.
    The limited size of many Latin American securities markets and limited trading volume in the securities of Latin American issuers compared to volume of trading in the securities of U.S. issuers could cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on in-depth fundamental analysis, may decrease the value and liquidity of portfolio securities.
    The Fund invests in securities denominated in currencies of Latin American countries. Accordingly, changes in the value of these currencies against the U.S. dollar will result in corresponding changes in the U.S. dollar value of the Fund's assets denominated in those currencies.
    Some Latin American countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain Latin American countries may restrict the free conversion of their currencies into other currencies. Further, certain Latin American currencies may not be internationally traded. Certain of these currencies have experienced a steep devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund's net asset value. The economies of individual Latin American countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Certain Latin American countries have experienced high levels of inflation which can have a debilitating effect on an economy. Furthermore, certain Latin American countries may impose withholding taxes on dividends payable to the Fund at a higher rate than those imposed by other foreign countries. This may reduce the Fund's investment income available for distribution to shareholders.
    Certain Latin American countries such as Argentina, Brazil and Mexico are among the world's largest debtors to commercial banks and foreign governments. At times, certain Latin American countries have declared moratoria on the payment of principal and/or interest on outstanding debt. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt.
    Holders of sovereign debt, including the Fund, may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.
    Economic growth was strong in the 1960's and 1970's, but slowed dramatically (and in some instances was negative) in the 1980's as a result of poor economic policies, higher international interest rates, and the denial of access to new foreign capital. Although a number of Latin American countries are currently experiencing lower rates of inflation and higher rates of real growth in gross domestic product than they have in the past, other Latin American countries continue to experience significant problems, including high inflation rates and high interest rates. Capital flight has proven a persistent problem and external debt has been forcibly rescheduled. Political turmoil, high inflation, capital repatriation restrictions, and nationalization have further exacerbated conditions.




    Governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in those countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments, such as military coups, have occurred in the past and could also adversely affect the Fund's investments in this region. Changes in political leadership, the implementation of market oriented economic policies, such as the North American Free Trade Agreement ("NAFTA"), privatization, trade reform and fiscal and monetary reform are among the recent steps taken to renew economic growth. External debt is being restructured and flight capital (domestic capital that has left home country) has begun to return. Inflation control efforts have also been implemented. Latin American equity markets can be extremely volatile and in the past have shown little correlation with the U.S. market. Currencies are typically weak, but most are now relatively free floating, and it is not unusual for the currencies to undergo wide fluctuations in value over short periods of time due to changes in the market.




    ADDITIONAL RISK CONSIDERATIONS
    The Directors consider at least annually the likelihood of the imposition by any foreign government of exchange control restrictions which would affect the liquidity of the Fund's assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Directors also consider the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories. However, in the absence of willful misfeasance, bad faith or gross negligence on the part of the investment adviser, any losses resulting from the holding of the Fund's portfolio securities in foreign countries and/or with securities depositories will be at the risk of shareholders. No assurance can be given that the Directors' appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments might not occur.
    PORTFOLIO TURNOVER
    Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The investment adviser does not anticipate that portfolio turnover will result in adverse tax consequences.




    It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of portfolio turnover exceeding 100%; however, the relative performance of the Fund's investments may make a realignment of the Fund's portfolio desirable from time to time. The frequency of such portfolio realignments will be determined by market conditions. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly.
    INVESTMENT LIMITATIONS
    The following investment limitations are fundamental (except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities" under the Investment Company Act of 1940, as amended, or assets exempted by the SEC) in an open-end investment company with substantially the same investment objectives):
     SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.




     ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed, and except to the extent that the Fund may enter into futures contracts. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.
     PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In these cases, the Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis; and
     (b) collateral arrangements with respect to: (i) the purchase and sale of securities options (and options on securities indexes) and (ii) initial or variation margin for futures contracts.




     CONCENTRATION OF INVESTMENTS
     The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities.
     INVESTING IN COMMODITIES
     The Fund will not invest in commodities, except that the Fund reserves the right to engage in transactions involving futures contracts, options, and forward contracts with respect to securities, securities indexes or currencies.
     INVESTING IN REAL ESTATE
     The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate. LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except portfolio securities.
     This shall not prevent the Fund from purchasing or holding U.S. government obligations, corporate bonds, money market instruments, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations or the Corporation's Articles of Incorporation.
     UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
     DIVERSIFICATION OF INVESTMENTS
     With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.
    The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval (except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities" under the Investment Company Act of 1940, as amended, or assets exempted by the SEC) in an open-end investment company with substantially the same investment objectives). Shareholders will be notified before any material changes in these limitations become effective.
     INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of its total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general. The Fund will purchase securities of investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees, and, therefore, any investment by the Fund in shares of another investment company would be subject to such duplicate expenses.
     INVESTING IN ILLIQUID SECURITIES
    The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable time deposits with maturities over seven days, over-the-counter options, swap agreements not determined to be liquid, and certain restricted securities not determined by the Directors to be liquid.
     INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in securities of issuers with records of less than three years of continuous operations, including the operation of any predecessor.
     INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND DIRECTORS OF THE CORPORATION
     The Fund will not purchase or retain the securities of any issuer if the officers and Directors of the Corporation or the Fund's investment adviser, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
     INVESTING IN MINERALS
     The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, although it may invest in the securities of issuers which invest in or sponsor such programs. PURCHASING SECURITIES TO EXERCISE CONTROL
     The Fund will not purchase securities of a company for the purpose of exercising control or management.
     INVESTING IN PUT OPTIONS
     The Fund will not purchase put options on securities or futures contracts, unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. WRITING COVERED CALL OPTIONS
     The Fund will not write call options on securities unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.


     INVESTING IN WARRANTS
     The Fund will not invest more than 5% of the value of its net assets in warrants, including those acquired in units or attached to other securities. No more than 2% of the Fund's net assets, to be included within the overall 5% limit on investments in warrants, may be warrants which are not listed on the New York or American Stock Exchanges. For purposes of this investment restriction, warrants will be valued at the lower of cost or market, except that warrants acquired by the Fund in units with or attached to securities may be deemed to be without value.
    Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.




    The Fund has no present intent to borrow money, pledge securities, or invest in reverse repurchase agreements in excess of 5% of the value of its total assets in the coming fiscal year. In addition, the Fund expects to lend not more than 5% of its total assets in the coming fiscal year.
    To comply with registration requirements in certain states, the Fund
    (1) will limit the aggregate value of the assets underlying covered call options or put options written by the Fund to not more than 25% of its net assets, (2) will limit the premiums paid for options purchased by the Fund to 5% of its net assets, and (3) will limit the margin deposits on futures contracts entered into by the Fund to 5% of its net assets. (If state requirements change, these restrictions may be revised without shareholder notification.)
    For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."
    WORLD INVESTMENT SERIES, INC. MANAGEMENT

    Officers and Directors are listed with their addresses, birthdates, present positions with World Investment Series, Inc., and principal occupations.




    John F. Donahue@*
    Federated Investors Tower
    Pittsburgh, PA
    Birthdate:  July 28, 1924
    Chairman and Director
    Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company .


    Thomas G. Bigley
    28th Floor, One Oxford Centre
    Pittsburgh, PA
    Birthdate:  February 3, 1934
    Director
    Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.






    John T. Conroy, Jr.
    Wood/IPC Commercial Department
    John R. Wood and Associates, Inc., Realtors
    3255 Tamiami Trail North
    Naples, FL
    Birthdate:  June 23, 1937
    Director
    President, Investment Properties Corporation; Senior Vice-President, John
    R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


    William J. Copeland
    One PNC Plaza - 23rd Floor
    Pittsburgh, PA
    Birthdate:  July 4, 1918
    Director
    Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice




    Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.


    James E. Dowd
    571 Hayward Mill Road
    Concord, MA
    Birthdate:  May 18, 1922
    Director
    Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


    Lawrence D. Ellis, M.D.*
    3471 Fifth Avenue, Suite 1111
    Pittsburgh, PA
    Birthdate:  October 11, 1932
    Director
    Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and




    Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


    Richard B. Fisher *
    Federated Investors Tower
    Pittsburgh, PA
    Birthdate:  May 17, 1923
    President and Director
    Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


    Edward L. Flaherty, Jr.@
    Henny, Kochuba, Meyer and Flaherty
    Two Gateway Center - Suite 674
    Pittsburgh, PA
    Birthdate:  June 18, 1924
    Director
    Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.;




    Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


    Peter E. Madden
    Seacliff
    562 Bellevue Avenue
    Newport, RI
    Birthdate:  March 16, 1942
    Director
    Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.


    Gregor F. Meyer
    Henny, Kochuba, Meyer and Flaherty
    Two Gateway Center - Suite 674
    Pittsburgh, PA
    Birthdate:  October 6, 1926
    Director




    Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


    John E. Murray, Jr., J.D., S.J.D.
    President, Duquesne University
    Pittsburgh, PA
    Birthdate:  December 20, 1932
    Director
    President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.


    Wesley W. Posvar
    1202 Cathedral of Learning
    University of Pittsburgh
    Pittsburgh, PA
    Birthdate:  September 14, 1925
    Director
    Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online




    Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


    Marjorie P. Smuts
    4905 Bayard Street
    Pittsburgh, PA
    Birthdate:  June 21, 1935
    Director
    Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.


    J. Christopher Donahue
    Federated Investors Tower
    Pittsburgh, PA
    Birthdate:  April 11, 1949
    Executive Vice President
    President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated




    Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Director of the Company.


    Edward C. Gonzales
    Federated Investors Tower
    Pittsburgh, PA
    Birthdate:  October 22, 1930
    Executive Vice President
    Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.




    John W. McGonigle
    Federated Investors Tower
    Pittsburgh, PA
    Birthdate:  October 26, 1938
    Executive Vice President and Secretary
    Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.




    David M. Taylor
    Federated Investors Tower
    Pittsburgh, PA
    Birthdate:  January 13, 1947
    Treasurer
    Senior Vice President, Controller, and Trustee, Federated Investors; Controller, Federated Advisers, Federated Management, Federated Research,




    Federated Research Corp., and Passport Research, Ltd.; Senior Vice President, Federated Shareholder Services; Vice President, Federated Administrative Services; Treasurer of some of the Funds.


    *

    This Director is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
    @

    Member of the Executive Committee. The Executive Committee of the Board of Directors handles the responsibilities of the Board of Directors between meetings of the Board.
    As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust;




    Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trademark Funds; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government




    Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; and World Investment Series, Inc.
    FUND OWNERSHIP
    Officers and Directors own less than 1% of the Fund's outstanding Shares.


    DIRECTORS COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
CORPORATION     CORPORATION *#      FROM FUND COMPLEX +


John F. Donahue  $ 0       $0 for the Corporation and
Chairman and Director
                 68 other investment companies in the Fund Complex

Thomas G. Bigley $ 0       $20,688 for the Corporation and
Director                   49 other investment companies in the Fund Complex




John T. Conroy, Jr.        $ 0
                 $117,202 for the Corporation and
Director                   64 other investment companies in the Fund Complex

William J. Copeland        $ 0
                 $117,202 for the Corporation and
Director                   64 other investment companies in the Fund Complex

James E. Dowd    $ 0       $117,202 for the Corporation and
Director                   64 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D.    $ 0
                 $106,460 for the Corporation and
Director                   64 other investment companies in the Fund Complex

Richard B. Fisher$ 0       $0 for the Corporation and
President and Director
                 8 other investment companies in the Fund Complex

Edward L. Flaherty, Jr.    $ 0
                 $117,202 for the Corporation and
Director                   64 other investment companies in the Fund Complex





Peter E. Madden  $ 0       $90,563 for the Corporation and
Director                   64 other investment companies in the Fund Complex

Gregor F. Meyer  $ 0       $106,460 for the Corporation and
Director                   64 other investment companies in the Fund Complex

John E. Murray, Jr.        $ 0
                 $0 for the Corporation and
Director                   69 other investment companies in the Fund Complex

Wesley W. Posvar $ 0       $106,460 for the Corporation and
Director                   64 other investment companies in the Fund Complex

Marjorie P. Smuts$ 0       $106,460 for the Corporation and
Director                   64 other investment companies in the Fund Complex


    *Information is furnished for the period from January 26, 1994 (organization date of the Corporation) to November 30, 1994.
    #The aggregate compensation is provided for the Corporation which was comprised of 1 portfolio, as of November 30, 1994.




    +The information is provided for the last calendar year end.
    INVESTMENT ADVISORY SERVICES

    ADVISER TO THE FUND
    The Fund's investment adviser is Federated Global Research Corp. (the "Adviser"). It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue. The Adviser shall not be liable to the Corporation, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.
    ADVISORY FEES
    For its advisory services, the Adviser receives an annual investment advisory fee as described in each prospectus.
     STATE EXPENSE LIMITATIONS
     The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed




     2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the Adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
    OTHER RELATED SERVICES
    Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of shares of funds offered by Federated Securities Corp.
    ADMINISTRATIVE SERVICES

    Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in each prospectus. Dr. Henry J. Gailliot, an officer of Federated Global Research Corp., the Adviser to the Fund, holds approximately 20% of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Administrative Services.
    TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

    Federated Services Company serves as transfer agent and dividend disbursing agent for the Fund. The fee paid to the transfer agent is based upon the size, type, and number of accounts and transactions made by shareholders. Federated Services Company also maintains the Fund's accounting records. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
    BROKERAGE TRANSACTIONS

    The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include:
      o advice as to the advisability of investing in securities;
      o security analysis and reports;
      o economic studies;
      o industry studies;
      o receipt of quotations for portfolio evaluations; and
      o similar services.
    The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relation to the value of the brokerage and research services provided.
    Research services provided by brokers may be used by the Adviser or by affiliates of Federated Investors in advising other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.
    Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
    The Adviser may engage in other non-U.S. transactions that may have adverse effects on the market for securities in the Fund's portfolio. The Adviser is not obligated to obtain any material non-public ("inside") information about any securities issuer, or to base purchase or sale recommendations on such information.
    PURCHASING SHARES

    Except under certain circumstances described in each prospectus, Shares are sold at their net asset value (plus a sales load on Class A Shares only) on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in each prospectus under "How To Purchase Shares."
    DISTRIBUTION PLAN AND SHAREHOLDER SERVICES AGREEMENT
    These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services as appropriate, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.




    By adopting the Distribution Plan, the Directors expect that the Class A Shares, Class B Shares, and Class C Shares of the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.
    Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
    CONVERSION TO FEDERAL FUNDS
    It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. Federated Services Company acts as the shareholder's agent in depositing checks and converting them to federal funds.




    PURCHASES BY SALES REPRESENTATIVES, DIRECTORS, AND EMPLOYEES OF THE FUND Directors, employees, and sales representatives of the Fund, Federated Global Research Corp., and Federated Securities Corp. or their affiliates, or any investment dealer who has a sales agreement with Federated Securities Corp. and their spouses and children under 21, may buy Class A Shares at net asset value without a sales load. Shares may also be sold without a sales load to trusts or pension or profit-sharing plans for these people.
    These sales are made with the purchaser's written assurance that the purchase is for investment purposes and that the securities will not be resold except through redemption by the Fund.
    DETERMINING NET ASSET VALUE

    Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in each prospectus. DETERMINING MARKET VALUE OF SECURITIES
    Market values of the Fund's portfolio securities, other than options, are determined as follows:
      o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
      o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;




      o for bonds and other fixed income securities, as determined by an independent pricing service;
      o for short-term obligations, according to the prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and
      o for all other securities, at fair value as determined in good faith by the Directors.
    Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: insititutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The Fund will value futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges unless the Directors determine in good faith that another method of valuing such investments is necessary.
    TRADING IN FOREIGN SECURITIES
    Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange. In computing the net asset value, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation may be done by others.
    REDEEMING SHARES

    The Fund redeems Shares at the next computed net asset value, less any applicable contingent deferred sales charge, after the Fund receives the redemption request. Redemption procedures are explained in each prospectus under "How To Redeem Shares." Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.
    Class B Shares redeemed within six years of purchase and Class C Shares and applicable Class A Shares redeemed within one year of purchase may be subject to a contingent deferred sales charge. The amount of the contingent deferred sales charge is based upon the amount of the administrative fee paid at the time of purchase by the distributor to the financial institution for services rendered, and the length of time the investor remains a shareholder in the Fund. Should financial institutions elect to receive an amount less than the administrative fee that is stated in the prospectus for servicing a particular shareholder, the contingent deferred sales charge and/or holding period for that particular shareholder will be reduced accordingly.
    Since portfolio securities of the Fund may be traded on foreign exchanges which trade on Saturdays or on holidays on which the Fund will not make redemptions, the net asset value of each class of Shares of the Fund may be significantly affected on days when shareholders do not have an opportunity to redeem their Shares.
    REDEMPTION IN KIND
    Although the Corporation intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the respective Fund's portfolio. To the extent available, such securities will be readily marketable.
    The Corporation has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940, as amended, under which the Corporation is obligated to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the respective class's net asset value during any 90-day period.
    Any redemption beyond this amount will also be in cash unless the Directors determine that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Directors deem fair and equitable.
    Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.
    TAX STATUS

    THE FUND'S TAX STATUS
    The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
      o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
      o derive less than 30% of its gross income from the sale of securities held less than three months;
      o invest in securities within certain statutory limits; and
      o distribute to its shareholders at least 90% of its net income earned during the year.




    However, the Fund may invest in the stock of certain foreign corporations which would constitute a Passive Foreign Investment Company ("PFIC"). Federal income taxes may be imposed on the Fund upon disposition of PFIC investments.
    FOREIGN TAXES
    Investment income on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.
    SHAREHOLDERS' TAX STATUS
    Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional Shares. The Fund's dividends, and any short-term capital gains, are taxable as ordinary income.
     CAPITAL GAINS
     Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Fund Shares.
    TOTAL RETURN

    The average annual total return for each class of Shares of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the net asset value per share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales load, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.
    Any applicable contingent deferred sales charge is deducted from the ending value of the investment based on the lesser of the original purchase price or the net asset value of Shares redeemed.
    YIELD

    The yield for each class of Shares of the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by any class of Shares over a thirty-day period by the maximum offering price per share of the respective class on the last day of the period. This value is annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to the shareholders.




    To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in any class of Shares, the performance will be reduced for those shareholders paying those fees.
    PERFORMANCE COMPARISONS

    The performance of each of the classes of Shares depends upon such variables as:
      o portfolio quality;
      o average portfolio maturity;
      o type of instruments in which the portfolio is invested;
      o changes in interest rates and market value of portfolio securities;
      o changes in the Fund's or any class of Shares' expenses; and
      o various other factors.
    The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.
    Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
      o STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS (S&P
        500), a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S & P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.
      o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, the Fund will quote its Lipper ranking in the "latin american region funds" category in advertising and sales literature.
      o MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDICES, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE Index is an unmanaged index of more than 1,000 companies of Europe, Australia, and the Far East.




      o MORGAN STANLEY CAPITAL INTERNATIONAL LATIN AMERICA EMERGING MARKET INDICES, including the Morgan Stanley Emerging Markets Free Latin America Index (which excludes Mexican banks and securities companies which cannot be purchased by foreigners) and the Morgan Stanley Emerging Markets Global Latin America Index. Both indices include 60% of the market capitalization of the following countries: Argentina, Brazil, Chile, and Mexico. The indices are weighted by market capitalization and are calculated without dividends reinvested.
      o IBBOTSON ASSOCIATES INTERNATIONAL BOND INDEX, which provides a detailed breakdown of local market and currency returns since 1960.
      o BEAR STEARNS FOREIGN BOND INDEX, which provides simple average returns for individual countries and GNP-weighted index, beginning in 1975.
        The returns are broken down by local market and currency.
      o MORNINGSTAR, INC. , an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
    From time to time, the Fund may quote information including but not limited to data regarding: individual countries, regions, world stock exchanges, and economic and demographic statistics from sources deemed reliable.




    Advertisements and other sales literature for any class of Shares may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in any class of Shares based on annual reinvestment of dividends over a specified period of time.
    From time to time as it deems appropriate, the Fund may advertise the performance of any class of Shares using charts, graphs, and descriptions, compared to federally insured bank products including certificates of deposit and time deposits and to money market funds using the Lipper Analytical Services money market instruments average. In addition, advertising and sales literature for the Fund may use charts and graphs to illustrate the principles of dollar-cost averaging and may disclose the amount of dividends paid by the Fund over certain periods of time. Advertisements may quote performance information which does not reflect the effect of the sales load on Class A Shares.
    ABOUT FEDERATED INVESTORS

    Federated Investors ("Federated") is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.




    The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
In the equity sector, Federated has more than 25 years' experience. As of December 31, 1994, Federated managed 15 equity funds totaling approximately $4 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.
    J. Thomas Madden, Executive Vice President, oversees Federated's equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated's international portfolios.
    MUTUAL FUND MARKET
    Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.*
    Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:




    INSTITUTIONAL
    Federated meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
    TRUST ORGANIZATIONS
    Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
    *source:  Investment Company Institute
    BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated mutual funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.






    APPENDIX

    STANDARD AND POOR'S RATINGS GROUP LONG TERM DEBT RATING DEFINITIONS AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's Ratings Group. Capacity to pay interest and repay principal is extremely strong.
    AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
    BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
    BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
    B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
    CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
    CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.
    C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.




    CI--The rating CI is reserved for income bonds on which no interest is being paid.
    D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's Ratings Group believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
    MOODY'S INVESTORS SERVICE, INC. LONG TERM BOND RATING DEFINITIONS AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
    AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
    A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
    BAA--Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
    BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
    B--Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.




    CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
    CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
    C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
    FITCH INVESTORS SERVICE, INC. LONG-TERM DEBT RATING DEFINITIONS
    AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
    AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
    A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
    BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
    BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
    CCC--Bonds have certain indentifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.




    CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.
    C--Bonds are in imminent default in payment of interest or principal.
    DDD, DD, AND D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.
    MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS
    PRIME-1--Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:
    - Leading market positions in well established industries.
    - High rates of return on funds employed.
    - Conservative capitalization structure with moderate reliance on debt and ample asset protection.
    - Broad margins in earning coverage of fixed financial charges and high internal cash generation.
    - Well established access to a range of financial markets and assured sources of alternate liquidity.




    PRIME-2--Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
    STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATINGS
    A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
    FITCH INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment. FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.










G01471-03 (11/95)







PART C. OTHER INFORMATION.

Item 24.  Financial Statements and Exhibits:

          (a)  Financial Statements (World Utility Fund--Filed in Part A
                                   for Fortress Shares, Part B for A, B & C
                                   Shares)
          (b)  Exhibits:
                (1) Conformed Copy of Articles of Incorporation of the
                    Registrant; (1)
                (2) Copy of By-Laws of the Registrant; (1)
                (3) Not applicable;
                (4) Copy of Specimen Certificate for Shares of Capital
                    Stock of World Utility Fund; Federated Asia Pacific Growth Fund, Federated Emerging Markets Fund, Federated European Growth Fund, Federated International Small Company Fund, and Federated Latin American Growth Fund;+




                (5) (i) Conformed Copy of Investment Advisory Contract of the Registrant; +
                    (ii) Assignment of Investment Advisory Contract; +
                (6) (i) Conformed Copy of Distributor's Contract of the Registrant; +
                    (ii) The Registrant hereby incorporates the conformed
                         copy of the Specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)6 of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269)
                (7) Not applicable;
                (8) Conformed copy of Custodian Agreement of the
                    Registrant; (3)



+All exhibits have been filed electronically.




1. Response is incorporated by reference to Registrant's Intitial Registration Statement on Form N-1A filed February 4, 1994. (File Nos. 33-52149 and 811-7141).
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No.1 on Form N-1A filed March 24, 1994. (File Nos. 33-52149 and 811-7141).
3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed July 25, 1994 (File Nos. 33-52149 and 811-7141).
4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed January 27, 1995 (File Nos. 33-52149 and 811-7141).
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-1A filed July 11, 1995 (File Nos. 33-52149 and 811-7141).


                (9) (i) Conformed copy of Fund Accounting, Shareholder
                    Recordkeeping, and Custody Services Procurement Agreement of the Registrant; (4)
                    (ii) Conformed copy of Administratrive Services
                    Agreement; (3)




                    (iii) Conformed copy of Shareholder Services Agreement;
                    (3)
                    (v) The responses described in Item 24(b)6 are hereby incorporated by reference.
               (10) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (2)
               (11) Not applicable;
               (12) Not applicable;
               (13) Conformed copy of Initial Capital Understanding; (2)
               (14) Not applicable;
               (15) Conformed Copy of Rule 12b-1 Distribution
                    Plan; +
               (16) Copy of Schedule for Computation of Fund Performance
                    Data; (3)
               (17) Not applicable;
               (18) Conformed copy of Power of Attorney; +

Item 25.  Persons Controlled by or Under Common Control with Registrant
          None

Item 26.  Number of Holders of Securities:




                                        Number of Record Holders
          Title of Class                as of November 20, 1995


          Shares of capital stock
          ($0.001 per Share par value)

          World Utility Fund
          a) Class A Shares                  980
          b) Class B Shares                  376
          c) Class C Shares                  327
          d) Fortress Shares                 330

          Federated Asia Pacific Growth Fund
          a) Class A Shares                  not currently effective
          b) Class B Shares                  not currently effective
          c) Class C Shares                  not currently effective

Item 27.  Indemnification (1).



+All exhibits have been filed electronically.




2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No.1 on Form N-1A filed March 24, 1994. (File Nos. 33-52149 and 811-7141).
3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed July 25, 1994 (File Nos. 33-52149 and 811-7141).
4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed January 27, 1995 (File Nos. 33-52149 and 811-7141).


          Federated Emerging Markets Fund
          a) Class A Shares                  not currently effective
          b) Class B Shares                  not currently effective
          c) Class C Shares                  not currently effective

          Federated European Growth Fund
          a) Class A Shares                  not currently effective
          b) Class B Shares                  not currently effective
          c) Class C Shares                  not currently effective

          Federated International Small Company Fund




          a) Class A Shares                  not currently effective
          b) Class B Shares                  not currently effective
          c) Class C Shares                  not currently effective

          Federated Latin American Growth Fund
          a) Class A Shares                  not currently effective
          b) Class B Shares                  not currently effective
          c) Class C Shares                  not currently effective

Item 28.  Business and Other Connections of Investment Adviser:

          For a description of the other business of the Investment Adviser, see the section entitled "Corporation Information - Management of the Corporation" in Part A. The affiliations with the Registrant of three of the Directors and two of the Officers of the Investment Adviser are included in Part B of the Registration Statement under "World Investment Series, Inc. Management."

          The remaining Officers of the Investment Adviser are: William D. Dawson, III, Henry A. Frantzen, J. Thomas Madden, and Mark L. Mallon, Executive Vice Presidents; Henry J. Gailliot, Senior Vice




          President-Economist; Peter R. Anderson, Drew J. Collins, Jonathan
          C. Conley and J. Alan Minteer, Senior Vice Presidents; J. Scott Albrecht, Joseph M. Balestrino, Randall S. Bauer, David A. Briggs, Kenneth J. Cody, Deborah A. Cunningham, Michael P. Donnelly, Linda A. Duessel, Mark E. Durbiano, Kathleen M. Foody-Malus, Thomas M. Franks, Edward C. Gonzales, Timothy E. Keefe, Stephen A. Keen, Mark S. Kopinski, Jeff A. Kozemchak, Marian R. Marinack, Susan M. Nason, Mary Jo Ochson, Robert J. Ostrowski, Frederick L. Plautz, Jr., Charles A. Ritter, James D. Roberge, Frank Semack, William F. Stotz, Sandra L. Weber, and Christopher
          H. Wiles, Vice Presidents; Thomas R. Donahue, Treasurer, and Stephen A. Keen, Secretary. The business address of each of the Officers of the Federated Research Division of Federated Global Research Corp. is Federated Investors Tower, Pittsburgh, PA 15222-3779 or 175 Water Street, New York, New York 10038-4965, as applicable. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

Item 29.  Principal Underwriters:




          (a)Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; BayFunds; The Biltmore Funds; The Biltmore Municipal Funds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series, Inc.; Cash Trust Series II; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities
             Fund: 1-3 Years; Federated U.S. Government Securities Fund:
             3-5 Years;First Priority Funds; First Union Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.;




             Fortress Utility Fund, Inc.; Fountain Square Funds; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Insurance Management Series; Intermediate Municipal Trust; International Series Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; The Monitor Funds; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; SouthTrust Vulcan Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Tower Mutual Funds; Trademark Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; Vision Fiduciary Funds, Inc.; and Vision Group of Funds, Inc.





             Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.



          (b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter
                                                With Registrant


    Richard B. Fisher     Director, Chairman, Chief    President and
    Federated Investors Tower                     Executive Officer, Chief
                          Director
    Pittsburgh, PA 15222-3779                     Operating Officer, Asst.
                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.





Edward C. Gonzales        Director and Executive Vice  Executive Vice
Federated Investors Tower President, Federated    President
Pittsburgh, PA 15222-3779 Securities Corp.

John W. McGonigle         Director, Federated     Executive Vice
Federated Investors Tower Securities Corp.        President and
Pittsburgh, PA 15222-3779                         Secretary

John B. Fisher            President-Institutional Sales,
                          --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

    Mark R. Gensheimer    Executive Vice President of       --
    Federated Investors Tower                     Bank/Trust, Federated
    Pittsburgh, PA 15222-3779                     Securities Corp.




Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.




Pittsburgh, PA 15222-3779



       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter
                                                With Registrant


James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779




Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp
Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President and Secretary,
                                                  --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --




Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securites Corp.
Pittsburgh, PA 15222-3779



       (1)                      (2)                   (3)




Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter
                                                With Registrant


Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

    Jill Ehrenfeld        Vice President,              --
    Federated Investors Tower                     Federated Securities
    Corp.
    Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael D. Fitzgerald     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779




Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Scott A. Hutton           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William E. Kugler         Vice President,              --
Federated Investors Tower Federated Securities Corp.




Pittsburgh, PA 15222-3779

Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter
                                                With Registrant




    J. Michael Miller     Vice President,              --
    Federated Investors Tower                     Federated Securities
    Corp.
    Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

    Robert D. Oehlschlager                        Vice President,
                          --
    Federated Investors Tower                     Federated Securities
    Corp.
    Pittsburgh, PA 15222-3779

Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779





Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John C. Shelar, Jr.       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

    David W. Spears       Vice President,              --
    Federated Investors Tower                     Federated Securities
    Corp.
    Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779




William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter
                                                With Registrant


Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.




Pittsburgh, PA 15222-3779

Charlene H. Jennings      Assistant Vice President,
                          --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff       Assistant Vice President,
                          --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue         Asstistant Secretary,        --
Federated Investors Tower Assistant Treasurer,
Pittsburgh, PA 15222-3779 Federated Securities Corp.

Joseph M. Huber           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.




Pittsburgh, PA 15222-3779

David M. Taylor           Assistant Secretary,     Treasurer
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

          (c)  Not applicable.

    Item 30.  Location of Accounts and Records:

    All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

    Registrant





     Federated Investors Tower










     Pittsburgh, PA  15222-3779

    Federated Services Company

     Federated Investors Tower
    (Transfer Agent, Dividend


     Pittsburgh, PA  15222-3779
    Disbursing Agent and Portfolio
    Recordkeeper)

    Federated Administrative Services

     Federated Investors Tower




    (Administrator)




     Pittsburgh, PA  15222-3779

    Federated Global Research Corp.

     175 Water Street
    (Adviser)





     New York, NY 10038-4965

    State Street Bank and Trust Company

     P.O. Box 8600




    (Custodian)




     Boston, MA 02266-8600


Item 31.  Not applicable.

Item 32.  Undertakings:

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

          Registrant hereby undertakes to comply with the provisions of
          Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.




          Registrant hereby undertakes to file a post-effective amendment on behalf of Federated Asia Pacific Growth Fund, Federated Emerging Markets Fund, Federated European Growth Fund, Federated International Small Company Fund, and Federated Latin American Growth Fund, using financial statements for Federated Asia Pacific Growth Fund, Federated Emerging Markets Fund, Federated European Growth Fund, Federated International Small Company Fund, and Federated Latin American Growth Fund, respectively, which need not be certified, within four to six months from the effective date of this Post-Effective Amendment No. 4.




    SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, WORLD INVESTMENT SERIES, INC. has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 30th day of November, 1995.

                         WORLD INVESTMENT SERIES, INC.





    BY: /s/ J.Crilley Kelly




    J. Crilley Kelly, Assistant Secretary




    Attorney in Fact for John F. Donahue






    November 30, 1995


    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:


    NAME





    TITLE





    DATE

    By:                     /s/ J.Crilley Kelly   Attorney In Fact
                            November 30, 1995
                            J. Crilley Kelly
                            For the Persons
                            ASSISTANT SECRETARY
                            Listed Below


    NAME





    TITLE

    John F. Donahue*        Chairman and Director

                            (Chief Executive Officer)





    Richard B. Fisher*      President and Director

    David M. Taylor*        Treasurer

                            (Principal Financial and

                            Accounting Officer)

    Thomas G. Bigley *      Director
    John T. Conroy, Jr.*    Director
    William J. Copeland*    Director
    James E. Dowd*          Director
    Lawrence D. Ellis, M.D.*
                            Director
    Edward L. Flaherty, Jr.*
                            Director
    Peter E. Madden*        Director
    Gregor F. Meyer*        Director
    John E. Murray, Jr.*    Director
    Wesley W. Posvar*       Director
    Marjorie P. Smuts*      Director